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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07651

ING Variable Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 E. Doubletree Ranch Rd., Scottsdale, AZ 85258
(Address of principal executive offices) (Zip code)

The Corporation Trust Inc., 300 E Lombard Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2008

Item 1. Schedule of Investments

The schedules of investments as of the close of the reporting period are set forth below for:

ING BlackRock Global Science and Technology Portfolio
ING Global Equity Option Portfolio
ING International Index Portfolio
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio
ING Opportunistic LargeCap Growth Portfolio
ING Opportunistic LargeCap Value Portfolio
ING Russell Global LargeCap Index 85% Portfolio
ING RussellTM Large Cap Index Portfolio
ING RussellTM Mid Cap Index Portfolio
ING RussellTM Small Cap Index Portfolio
ING VP Index Plus LargeCap Portfolio
ING VP Index Plus MidCap Portfolio
ING VP Index Plus SmallCap Portfolio
ING VP Small Company Portfolio
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio

The schedules are not audited.

PORTFOLIO OF INVESTMENTS
ING BlackRock Global Science and Technology Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 97.6%
		Bermuda: 1.8%
29,000		Covidien Ltd.	$1,559,040
109,600	@	Marvell Technology Group Ltd.	1,019,280
30,000		Tyco Electronics Ltd.	829,800
			3,408,120
		Canada: 1.4%
42,300	@, L	Open Text Corp.	1,462,734
18,600	@	Research In Motion Ltd.	1,270,380
			2,733,114
		China: 1.5%
5,400	@, L	Baidu.com ADR	1,340,442
46,500	@, L	Sina Corp.	1,636,800
			2,977,242
		Finland: 0.4%
38,700		Nokia OYJ ADR	721,755
			721,755
		France: 0.5%
14,100	@	UbiSoft Entertainment	980,869
			980,869
		Germany: 1.1%
86,300	@	Infineon Technologies AG ADR	482,417
32,700	L	SAP AG ADR	1,747,161
			2,229,578
		Hong Kong: 0.7%
236,700		ASM Pacific Technology	1,368,119
			1,368,119
		India: 0.4%
46,900	@	Bharti Airtel Ltd.	795,491
			795,491
		Japan: 2.9%
24,100		Canon, Inc.	913,652
17,200		Disco Corp.	504,810
66,600		Konica Minolta Holdings, Inc.	761,155
62,200		Kurita Water Industries Ltd.	1,456,841
14,000		Nidec Corp.	861,262
2,600		Nintendo Co., Ltd.	1,102,852
			5,600,572
		South Korea: 1.1%
7,800		LG Electronics, Inc.	721,724
3,300		Samsung Electronics Co., Ltd.	1,512,237
			2,233,961
		Switzerland: 1.5%
9,200	L	Alcon, Inc.	1,485,892
6,200		Roche Holding AG	970,560
5,100	L	Roche Holding Ltd. ADR	396,856
			2,853,308
		Taiwan: 2.1%
573,052		Asustek Computer, Inc.	1,134,147
22,620		High Tech Computer Corp.	351,091
194,810		HON HAI Precision Industry Co., Ltd.	697,750
1,585,150		Inventec Co., Ltd.	778,601
121,212	L	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,135,756
			4,097,345
		United States: 82.2%
59,600	@	Adobe Systems, Inc.	2,352,412
43,000	@	Agilent Technologies, Inc.	1,275,380
26,300	@, L	Alexion Pharmaceuticals, Inc.	1,033,590
86,300	L	Altera Corp.	1,784,684
37,300	@	American Tower Corp.	1,341,681
75,500	@	Amgen, Inc.	4,474,885
20,600	L	Amphenol Corp.	826,884
82,000		Analog Devices, Inc.	2,160,700
58,000	@	Apple, Inc.	6,592,280
137,600		Applied Materials, Inc.	2,081,888
85,600	@, L	Ariba, Inc.	1,209,528
45,400		AT&T, Inc.	1,267,568
32,500		Automatic Data Processing, Inc.	1,389,375
35,600		Baxter International, Inc.	2,336,428
22,900		Beckman Coulter, Inc.	1,625,671
30,000		Becton Dickinson & Co.	2,407,800
69,100	@	BMC Software, Inc.	1,978,333
116,600	@	Broadcom Corp.	2,172,258
53,800		CA, Inc.	1,073,848
32,500	@, L	Cavium Networks, Inc.	457,600
75,300	@, L	Celera Corp.	1,163,385
18,356	@	Celgene Corp.	1,161,568
42,300	@, L	Ciena Corp.	426,384

PORTFOLIO OF INVESTMENTS
ING BlackRock Global Science and Technology Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		United States (continued)
156,100	@	Cisco Systems, Inc.		$3,521,616
94,600	@	Citrix Systems, Inc.		2,389,596
156,800		Corning, Inc.		2,452,352
37,300		CVS Caremark Corp.		1,255,518
48,000	@, L	Cyberonics		816,000
23,000	@, L	Digital River, Inc.		745,200
49,600	@	eBay, Inc.		1,110,048
31,600	@	Electronic Arts, Inc.		1,168,884
113,200	@	EMC Corp.		1,353,872
76,400	@	F5 Networks, Inc.		1,786,232
47,800	@	Genentech, Inc.		4,238,904
75,400	@	Genzyme Corp.		6,099,106
33,300	@	Gilead Sciences, Inc.		1,517,814
4,010	@	Google, Inc. - Class A		1,606,085
38,800		Harris Corp.		1,792,560
127,400		Hewlett-Packard Co.		5,890,977
286,000		Intel Corp.		5,356,780
79,500		International Business Machines Corp.		9,298,320
67,100		Jabil Circuit, Inc.		640,134
79,000	@, L	JDS Uniphase Corp.		668,340
31,400		Johnson & Johnson		2,175,392
117,500	@, L	Juniper Networks, Inc.		2,475,725
46,500	L	KLA-Tencor Corp.		1,471,725
142,100	@, L	Kulicke & Soffa Industries, Inc.		640,871
30,700	@, L	Lam Research Corp.		966,743
64,200	L	Linear Technology Corp.		1,968,372
39,800		Lockheed Martin Corp.		4,364,866
80,200	@	McAfee, Inc.		2,723,592
86,300		Medtronic, Inc.		4,323,630
212,800		Microsoft Corp.		5,679,632
90,900		Motorola, Inc.		649,026
38,300	@, L	Netlogic Microsystems, Inc.		1,158,192
123,400	@, L	ON Semiconductor Corp.		834,184
233,000	@	Oracle Corp.		4,732,230
40,500	@, L	Progress Software Corp.		1,052,595
106,080		Qualcomm, Inc.		4,558,258
46,900		Raytheon Co.		2,509,619
43,600	@, L	Red Hat, Inc.		657,052
21,800	@, L	Salesforce.com, Inc.		1,055,120
30,700	@	SenoRx, Inc.		151,658
33,800	@	St. Jude Medical, Inc.		1,469,962
101,900	@, L	Sybase, Inc.		3,120,178
113,600	@	Symantec Corp.		2,224,288
50,900	@, L	Syniverse Holdings, Inc.		845,449
101,000	@	Teradyne, Inc.		788,810
96,600	L	Texas Instruments, Inc.		2,076,900
30,000	@, L	Varian Semiconductor Equipment Associates, Inc.		753,600
79,200	@, L	VeriSign, Inc.		2,065,536
46,500		Verizon Communications, Inc.		1,492,185
24,500	@, L	Vertex Pharmaceuticals, Inc.		814,380
94,600		Xilinx, Inc.		2,218,370
97,000	@	Yahoo!, Inc.		1,678,100
				159,998,708
		Total Common Stock
		(Cost $220,764,499)		189,998,182

Principal Amount				Value
SHORT-TERM INVESTMENTS: 19.4%
		U.S. Government Agency Obligations: 6.6%
$12,800,000	Z	Federal Home Loan Bank, 0.100%, due 10/01/08		$12,799,964

		Total U.S. Government Agency Obligations
		(Cost $12,799,964)		12,799,964

25,383,667		Securities Lending Collateral(cc): 12.8%
		Bank of New York Mellon Corp. Institutional Cash Reserves		25,036,466

		Total Securities Lending Collateral
		(Cost $25,383,667)		25,036,466

		Total Short-Term Investments
		(Cost $38,183,631)		37,836,430
		Total Investments in Securities
		(Cost $258,948,130)*	117.0%	$227,834,612
		Other Assets and Liabilities - Net	(17.0)	(33,179,417)
		Net Assets	100.0%	$194,655,195

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	Z	Indicates Zero Coupon Bond; rate shown reflects current effective yield.

	*	Cost for federal income tax purposes is $260,136,328.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,854,911
		Gross Unrealized Depreciation		(34,156,627)
		Net Unrealized Depreciation		$(32,301,716)

PORTFOLIO OF INVESTMENTS
ING BlackRock Global Science and Technology Portfolio	as of September 30, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Aerospace/Defense	3.5%
Biotechnology	10.5
Commercial Services	0.7
Computers	13.7
Electrical Components & Equipment	0.4
Electronics	2.6
Environmental Control	0.7
Hand/Machine Tools	0.3
Healthcare - Products	9.4
Internet	8.7
Miscellaneous Manufacturing	0.4
Office/Business Equipment	0.5
Pharmaceuticals	0.7
Retail	0.6
Semiconductors	16.7
Software	15.8
Telecommunications	11.8
Toys/Games/Hobbies	0.6
Short-Term Investments	19.4
Other Assets and Liabilities - Net	(17.0)
Net Assets	100.0%

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$199,641,070	$—
Level 2- Other Significant Observable Inputs	28,193,542	154,227
Level 3- Significant Unobservable Inputs	—	—
Total	$227,834,612	$154,227

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING BlackRock Global Science and Technology Portfolio	as of September 30, 2008 (Unaudited) (continued)

At September 30, 2008 the following forward foreign currency contracts were outstanding for the ING BlackRock Global Science and Technology Portfolio:

Currency	Buy/Sell	Settlement Date	In Exchange For	Value	Unrealized Appreciation (Depreciation)
			USD
Swiss Franc
CHF 376,000	BUY	10/23/08	369,696	335,415	$(34,281)
Swiss Franc
CHF 71,000	BUY	10/23/08	69,576	63,336	(6,240)
Swiss Franc
CHF 754,000	BUY	10/23/08	734,092	672,614	(61,478)
Hong Kong Sar Dollar
HKD 312,000	BUY	10/23/08	40,035	40,199	164
Japanese Yen
JPY 22,311,000	BUY	10/23/08	207,088	210,596	3,508
Japanese Yen
JPY 130,000,000	BUY	10/23/08	1,220,233	1,227,083	6,850
Japanese Yen
JPY 30,382,500	BUY	10/23/08	284,243	286,784	2,541
Japanese Yen
JPY 48,123,000	BUY	10/23/08	459,918	454,238	(5,680)
Norwegian Krone
NOK 819,900	BUY	10/23/08	159,778	139,340	(20,438)
					$(115,054)
Swiss Franc
CHF 979,600	SELL	10/23/08	963,436	873,862	$89,574
Swiss Franc
CHF 446,000	SELL	10/23/08	425,443	397,859	27,584
Swiss Franc
CHF 697,000	SELL	10/23/08	661,614	621,766	39,848
EU Euro
EUR 650,500	SELL	10/23/08	1,018,072	918,012	100,060
EU Euro
EUR 31,000	SELL	10/23/08	45,245	43,748	1,497
Hong Kong Sar Dollar
HKD 20,464,000	SELL	10/23/08	2,629,760	2,636,674	(6,914)
Japanese Yen
JPY 819,400,000	SELL	10/23/08	7,762,976	7,734,401	28,575
Japanese Yen
JPY 38,231,000	SELL	10/23/08	349,923	360,866	(10,943)
					$269,281

PORTFOLIO OF INVESTMENTS
ING Global Equity Option Portfolio	as of September 30, 2008 (Unaudited)

Shares				Value
AFFILIATED INVESTMENT COMPANIES: 99.9%
206,186		ING International Growth Opportunities Portfolio - Class I		$952,577
121,773		ING VP Growth and Income Portfolio - Class I		2,400,146
111,732		ING VP International Value Portfolio - Class I		974,302
28,441		ING VP MidCap Opportunities Portfolio - Class I		237,486
15,375		ING VP Small Company Portfolio - Class I		235,547
		Total Investments in Securities
		(Cost $5,000,000)*	99.9%	$4,800,058
		Other Assets and Liabilities - Net	0.1	5,708
		Net Assets	100.0%	$4,805,766

	*	Cost for federal income tax purposes is the same as for financial statement purposes.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$—
		Gross Unrealized Depreciation		(199,942)
		Net Unrealized Depreciation		$(199,942)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$4,800,058	$—
Level 2- Other Significant Observable Inputs	—	(91,665)
Level 3- Significant Unobservable Inputs	—	—
Total	$4,800,058	$(91,665)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Global Equity Option Portfolio	as of September 30, 2008 (Unaudited) (continued)

Written OTC Call Options

# of			Expiration	Strike		Premiums
Contracts	Counterparty	Description	Date	Price/Rate		Received	Value

16,179	JPMorgan Chase	iShares MSCI EAFE Index	11/06/08	61.81	USD	$37,374	$(5,997)
311	JPMorgan Chase	S&P 400® MidCap Index	11/06/08	805.08	USD	10,742	(70,969)
996	JPMorgan Chase	S&P 500® Index	11/06/08	1,255.08	USD	49,999	(14,699)
						$98,115	$(91,665)

Total Premiums Received:	$98,115
Total Liabilities for Call Options Written:	$91,665

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.9%
		Australia: 5.7%
10,220		AGL Energy Ltd.	$112,712
35,198		Alumina Ltd.	88,746
22,060		Amcor Ltd.	97,007
54,092		AMP Ltd.	307,578
16,904		Asciano Group	44,194
5,405		ASX Ltd.	133,239
52,555		Australia & New Zealand Banking Group Ltd.	811,936
30,420		AXA Asia Pacific Holdings Ltd.	125,169
7,521		Bendigo Bank Ltd.	71,797
90,224		BHP Billiton Ltd.	2,334,155
17,857		BlueScope Steel Ltd.	105,242
20,237		Boral Ltd.	100,485
36,750		Brambles Ltd.	229,308
5,919		Caltex Australia Ltd.	58,547
18,534		Coca-Cola Amatil Ltd.	123,747
1,815		Cochlear Ltd.	86,972
36,306		Commonwealth Bank of Australia	1,279,558
10,567		Computershare Ltd.	79,884
14,936		Crown Ltd.	103,736
15,980	S	CSL Ltd.	484,113
32,517	@	Fortescue Metals Group Ltd.	123,716
57,939		Foster’s Group Ltd.	258,860
59,128		Goodman Fielder Ltd.	67,075
32,320	@	Incitec Pivot Ltd.	129,493
51,898		Insurance Australia Group	172,264
48,491		John Fairfax Holdings Ltd.	103,900
4,134		Leighton Holdings Ltd.	127,242
14,450		Lend Lease Corp., Ltd.	106,587
10,559		Lion Nathan Ltd.	79,054
26,487		Macquarie Airports Management Ltd.	58,232
7,310		Macquarie Group Ltd.	225,085
72,731		Macquarie Infrastructure Group	137,912
25,208		Metcash Ltd.	80,694
44,838		National Australia Bank Ltd.	904,942
12,545		Newcrest Mining Ltd.	260,660
20,407		OneSteel Ltd.	75,488
9,882		Orica Ltd.	166,890
23,535		Origin Energy Ltd.	304,416
70,093		Oxiana Ltd.	88,940
18,058	@	Paladin Resources Ltd.	55,809
2,763		Perpetual Trustees Australia Ltd.	106,158
28,893		Qantas Airways Ltd.	73,659
25,219		QBE Insurance Group Ltd.	543,875
7,776		Rio Tinto Ltd.	523,965
15,030		Santos Ltd.	229,979
2,810		Sims Group Ltd.	68,083
9,396		Sonic Healthcare Ltd.	99,949
14,589		St. George Bank Ltd.	344,339
26,323		Suncorp-Metway Ltd.	200,077
18,686		TABCORP Holdings Ltd.	122,761
34,183		Tattersall’s Ltd.	65,912
122,613		Telstra Corp., Ltd.	411,362
21,123		Toll Holdings Ltd.	119,653
36,000	@	Transurban Group	164,986
17,674	S	Wesfarmers Ltd.	411,023
4,402	S	Wesfarmers Ltd.	101,331
51,973		Westpac Banking Corp.	921,201
12,729		Woodside Petroleum Ltd.	513,628
32,526		Woolworths Ltd.	716,484
4,351		WorleyParsons Ltd.	107,620
			16,151,429
		Austria: 0.5%
1,650		Andritz AG	71,223
5,220		Erste Bank der Oesterreichischen Sparkassen AG	259,875
10,541		Immofinanz Immobilien Anlagen AG	37,289
8,926	@	Meinl European Land Ltd.	67,249
2,457		Oesterreichische Elektrizitaetswirtschafts AG	151,208
4,546		OMV AG	191,614
1,487		Raiffeisen International Bank Holding AG	107,400
1,400		Strabag SE	62,302
9,489		Telekom Austria AG	166,957
2,425		Voestalpine AG	75,777
1,293		Wiener Staedtische Allgemeine Versicherung AG	64,549
3,795		Wienerberger AG	103,036
			1,358,479

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Belgium: 0.8%
4,930		Belgacom SA	$185,744
394		Colruyt SA	98,895
2,896		Delhaize Group	168,212
12,434		Dexia	135,821
59,263		Fortis	366,125
1,809		Groupe Bruxelles Lambert SA	156,131
4,959		InBev NV	295,033
4,399		KBC Groep NV	382,675
1,162		Mobistar SA	81,786
1,126		Nationale A Portefeuille	74,518
1,565		Solvay SA	192,103
3,425		UCB SA	121,687
3,771		Umicore	116,456
			2,375,186
		Bermuda: 0.1%
1,400		Frontline Ltd.	66,117
7,222		SeaDrill Ltd. ADR	149,626
			215,743
		Denmark: 0.9%
24	S	AP Moller - Maersk A/S - Class A	207,025
39		AP Moller - Maersk A/S - Class B	339,252
1,808		Carlsberg A/S	137,848
12,400		Danske Bank A/S	298,561
6,017		DSV A/S	95,793
1,407		Flsmidth & Co. A/S	71,445
1,757	@	Jyske Bank	88,466
13,017		Novo-Nordisk A/S	674,831
875		Novozymes A/S	77,975
1,200		Sydbank A/S	35,996
500	@	Topdanmark A/S	71,650
1,150		TrygVesta A/S	73,942
4,965	@	Vestas Wind Systems A/S	433,370
			2,606,154
		Finland: 1.3%
2,240		Cargotec Corp.	45,759
4,635		Elisa OYJ	90,950
11,951		Fortum OYJ	401,066
3,880		Kone OYJ	105,595
3,610		Metso OYJ	88,540
3,186		Neste Oil OYJ	66,445
102,695		Nokia OYJ	1,915,405
3,162		Nokian Renkaat OYJ	76,087
7,242		OKO Bank	105,540
2,529		Rautaruukki OYJ	50,542
11,459		Sampo OYJ	260,712
15,868		Stora Enso OYJ (Euro Denominated Security)	155,047
14,593		UPM-Kymmene OYJ	227,685
2,325		Wartsila OYJ	97,949
			3,687,322
		France: 9.6%
5,239		Accor SA	279,796
858		ADP	70,842
4,468		Air France-KLM	102,297
6,792		Air Liquide	746,332
65,568	@	Alcatel SA	252,679
5,658		Alstom	429,494
1,659		Atos Origin	73,010
41,373		AXA SA	1,354,315
21,904		BNP Paribas	2,090,896
6,819		Bouygues SA	308,903
981		Bureau Veritas SA	50,189
3,801		Capgemini SA	179,562
17,362		Carrefour SA	818,736
1,435		Casino Guichard Perrachon SA	128,044
1,511		Christian Dior SA	114,597
7,613		Cie de Saint-Gobain	393,808
5,842		Cie Generale D’Optique Essilor International SA	291,780
1,022		CNP Assurances	115,435
3,406	@	Compagnie Generale de Geophysique SA	108,069
4,096		Compagnie Generale des Etablissements Michelin	265,307
23,186	S	Credit Agricole SA	446,558
1,895		Dassault Systemes SA	101,538
1,413		Eiffage SA	75,711
5,558		Electricite de France	401,917
185		Eramet SLN	70,873
49,579		France Telecom SA	1,390,668
29,917	S	Gaz de France	1,556,467
11,931		Groupe Danone	846,286
1,747		Hermes International	284,227
2,747		JC Decaux SA	60,154
3,955		Lafarge SA	416,414
3,459		Lagardere SCA	155,919
6,314		L’Oreal SA	619,551

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		France (continued)
7,004		LVMH Moet Hennessy Louis Vuitton SA	$614,905
2,399		M6-Metropole Television	52,742
34,639		Natixis	115,996
832		Neopost SA	78,454
5,647		PagesJaunes Groupe SA	78,802
4,665		Pernod-Ricard SA	410,944
3,929		Peugeot SA	147,872
2,433		PPR	217,699
4,018		Publicis Groupe	126,555
4,840		Renault SA	308,449
6,035		Safran SA	105,616
28,090		Sanofi-Aventis	1,846,787
6,460		Schneider Electric SA	554,748
5,482		Scor SA	106,596
1,282		Societe BIC SA	66,604
12,460		Societe Generale	1,119,275
3,992		Societe Television Francaise (T.F.1)	70,721
2,738		Sodexho Alliance SA	161,580
6,720	@	Suez Environnement SA	165,462
2,836		Technip SA	159,358
1,807		Thales SA	91,189
58,106		Total SA	3,529,927
3,492		Valeo SA	105,674
1,456		Vallourec	314,172
10,304		Veolia Environnement	423,917
11,330		Vinci SA	533,824
30,606		Vivendi	959,517
957		Wendel Investissement	76,329
1,235		Zodiac SA	58,898
			27,202,986
		Germany: 8.2%
4,990		Adidas AG	267,059
12,161		Allianz AG	1,675,560
25,010		BASF AG	1,207,224
20,699		Bayer AG	1,519,444
8,200		Bayerische Motoren Werke AG	319,352
1,626		Beiersdorf AG	103,209
1,069		Bilfinger Berger AG	56,151
2,942		Celesio AG	128,270
16,072		Commerzbank AG	247,640
3,827	@	Continental AG	379,559
284	@	Continental AG	28,095
23,230		DaimlerChrysler AG	1,172,985
13,133		Deutsche Bank AG	953,623
5,477		Deutsche Boerse AG	507,244
5,883		Deutsche Lufthansa AG	115,836
23,436		Deutsche Post AG	491,626
2,236		Deutsche Postbank AG	87,145
75,044		Deutsche Telekom AG	1,140,237
51,329		E.ON AG	2,606,972
968		Fraport AG Frankfurt Airport Services Worldwide	57,389
1,675		Fresenius AG	122,933
4,445		Fresenius Medical Care AG & Co. KGaA	229,662
4,214		GEA Group AG	83,296
1,097		Hamburger Hafen und Logistik AG	65,376
2,099		Hannover Rueckversicheru - Reg	75,564
916		HeidelbergCement AG	96,629
5,065		Henkel KGaA	155,200
1,145		Hochtief AG	55,038
5,915		Hypo Real Estate Holding AG	33,716
21,201	@	Infineon Technologies AG	118,908
2,796		IVG Immobilien AG	27,336
3,766		K+S AG	268,152
3,730		Linde AG	399,471
2,757	S	MAN AG	187,541
1,925		Merck KGaA	205,288
2,492		Metro AG	124,999
5,526		Muenchener Rueckversicherungs AG	836,235
1,636	@	Q-Cells AG	139,080
1,589		Rheinmetall AG	86,559
11,716		RWE AG	1,124,408
1,085		Salzgitter AG	111,799
23,227		SAP AG	1,236,056
23,466	S	Siemens AG	2,207,142
1,941		Solarworld AG	84,643
9,560		ThyssenKrupp AG	291,669
4,709		TUI AG	77,418
2,193		United Internet AG	23,892
4,298		Volkswagen AG	1,687,726
472		Wacker Chemie AG	68,192
			23,288,548

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Greece: 0.6%
10,425		Alpha Bank AE	$226,964
5,346		Coca-Cola Hellenic Bottling Co. SA	116,682
8,475		EFG Eurobank Ergasias SA	154,483
3,228		Hellenic Petroleum SA	34,398
7,842		Hellenic Telecommunications Organization SA	140,959
14,900	@	Marfin Investment Group SA	106,889
13,914		National Bank of Greece SA	563,858
6,407		OPAP SA	196,657
9,109		Piraeus Bank SA	189,667
3,747		Public Power Corp.	57,806
1,549		Titan Cement Co. SA	51,157
			1,839,520
		Hong Kong: 1.9%
8,000		ASM Pacific Technology	46,240
49,600		Bank of East Asia Ltd.	156,132
108,500		BOC Hong Kong Holdings Ltd.	193,973
54,000		Cathay Pacific Airways Ltd.	92,108
38,000		Cheung Kong Holdings Ltd.	430,484
15,000		Cheung Kong Infrastructure Holdings Ltd.	69,805
54,500		CLP Holdings Ltd.	439,638
29,900		Esprit Holdings Ltd.	185,337
30,000		Hang Lung Group Ltd.	95,029
54,000		Hang Lung Properties Ltd.	127,118
21,300		Hang Seng Bank Ltd.	402,658
30,000		Henderson Land Development Co., Ltd.	133,733
104,700		Hong Kong & China Gas	239,000
28,000		Hong Kong Exchanges and Clearing Ltd.	344,860
36,000		HongKong Electric Holdings	226,115
24,000		Hopewell Holdings	87,160
59,000		Hutchison Whampoa Ltd.	453,152
23,000		Hysan Development Co., Ltd.	59,871
24,000		Kerry Properties Ltd.	77,785
18,500		Kingboard Chemicals Holdings	63,168
66,000		Li & Fung Ltd.	161,505
89,100	@, S	Mongolia Energy Corp., Ltd.	47,979
47,000		MTR Corp.	138,779
70,000		New World Development Ltd.	77,962
52,000		Sino Land Co.	58,240
40,000		Sun Hung Kai Properties Ltd.	412,191
26,000		Swire Pacific Ltd.	228,544
14,000		Television Broadcasts Ltd.	59,451
37,000		Wharf Holdings Ltd.	105,706
35,000		Wheelock & Co., Ltd.	62,834
7,500		Wing Hang Bank Ltd.	57,623
4,000		Wing Lung Bank	79,899
30,000		Yue Yuen Industrial Holdings	81,950
			5,496,029
		Ireland: 0.4%
24,219		Allied Irish Banks PLC	199,092
19,136		Anglo Irish Bank Corp. PLC	104,313
25,560		Bank of Ireland - London Exchange	145,435
15,035		CRH PLC	318,173
12,759	@	Elan Corp. PLC	135,051
9,348		Irish Life & Permanent PLC	65,486
2,913		Kerry Group PLC	85,299
22,200	@	Ryanair Holdings PLC	70,825
			1,123,674
		Italy: 3.5%
42,595		AEM S.p.A.	108,687
12,469		Alleanza Assicurazioni S.p.A	114,616
27,521		Assicurazioni Generali S.p.A.	913,616
8,459		Autostrade S.p.A.	174,282
16,889		Banca Carige S.p.A	55,792
65,583	S	Banca Monte dei Paschi di Siena S.p.A.	163,225
9,335		Banca Popolare di Milano Scrl	79,336
16,352		Banche Popolari Unite Scpa	358,218
16,366		Banco Popolare Scarl	254,236
113,976		Enel S.p.A.	951,433
68,998		ENI S.p.A.	1,828,861
20,177		Fiat S.p.A	271,137
6,374		Finmeccanica S.p.A.	138,173
2,214		Fondiaria-Sai S.p.A.	52,259
15,205		IFIL - Investments S.p.A.	68,951
208,508		Intesa Sanpaolo S.p.A.	1,146,704
23,842		Intesa Sanpaolo S.p.A. - RNC	113,744
4,493	S	Italcementi S.p.A.	55,654
6,687		Italcementi S.p.A. RNC	63,023
1,993		Lottomatica S.p.A.	52,187
19,939		Mediaset S.p.A.	126,631
13,148		Mediobanca S.p.A.	178,456
46,907		Parmalat S.p.A	110,721
3,443		Prysmian S.p.A.	67,726
7,298		Saipem S.p.A.	218,363
20,801		Snam Rete Gas S.p.A.	125,707

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Italy (continued)
326,964		Telecom Italia S.p.A.	$486,611
239,957		Telecom Italia S.p.A. RNC	272,002
40,922		Terna S.p.A	150,449
304,210		UniCredito Italiano S.p.A.	1,137,544
			9,838,344
		Japan: 21.0%
16,000		77 Bank Ltd.	80,677
2,640		Acom Co., Ltd.	90,225
5,300		Advantest Corp.	112,071
17,600		Aeon Co., Ltd.	179,816
16,267		Aioi Insurance Co., Ltd.	81,139
6,300		Aisin Seiki Co., Ltd.	154,288
18,000		Ajinomoto Co., Inc.	171,555
25,000		All Nippon Airways Co., Ltd.	89,059
6,500		Alps Electric Co., Ltd.	50,882
9,500		Asahi Breweries Ltd.	166,502
29,000		Asahi Glass Co., Ltd.	254,928
37,000		Asahi Kasei Corp.	155,674
12,900		Astellas Pharma, Inc.	542,048
33,000		Bank of Yokohama Ltd.	163,463
2,900		Benesse Corp.	118,449
18,400		Bridgestone Corp.	348,340
29,000		Canon, Inc.	1,099,415
8,400		Casio Computer Co., Ltd.	78,867
40		Central Japan Railway Co.	377,181
20,000		Chiba Bank Ltd.	104,862
17,200		Chubu Electric Power Co., Inc.	405,280
6,900		Chugai Pharmaceutical Co., Ltd.	112,439
7,744		Chugoku Electric Power Co., Inc.	158,765
10,600		Citizen Watch Co., Ltd.	73,466
3,400		CSK Corp.	49,686
15,000		Dai Nippon Printing Co., Ltd.	202,326
14,000		Daido Steel Co., Ltd.	74,094
19,700		Daiichi Sankyo Co., Ltd.	507,599
6,800		Daikin Industries Ltd.	229,351
3,100		Daito Trust Construction Co., Ltd.	115,298
15,000		Daiwa House Industry Co., Ltd.	143,409
40,000		Daiwa Securities Group, Inc.	291,349
15,000		Denso Corp.	367,918
70		Dentsu, Inc.	140,781
2,080		Diamond Lease Co., Ltd.	68,067
86		East Japan Railway Co.	641,357
6,700		Eisai Co., Ltd.	261,635
3,700	S	Electric Power Development Co.	119,483
4,100	@	Elpida Memory, Inc.	77,059
1,800		FamilyMart Co., Ltd.	76,164
5,200		Fanuc Ltd.	391,205
1,700		Fast Retailing Co., Ltd.	173,355
18,000		Fuji Heavy Industries Ltd.	91,177
13,400		Fuji Photo Film Co., Ltd.	345,464
53,000		Fujitsu Ltd.	297,964
30,000		Fukuoka Financial Group, Inc.	110,400
25,000		Furukawa Electric Co., Ltd.	110,397
13,000		Gunma Bank Ltd.	74,131
41,000		Hankyu Hanshin Holdings, Inc.	188,321
1,300		Hirose Electric Co., Ltd.	123,901
24,000		Hiroshima Bank Ltd.	88,902
2,100		Hisamitsu Pharmaceutical Co., Inc.	91,913
4,000		Hitachi Construction Machinery Co., Ltd.	98,867
91,000		Hitachi Ltd.	614,339
7,000		Hitachi Metals Ltd.	83,665
5,400		Hokkaido Electric Power Co., Inc.	112,754
51,000		Hokugin Financial Group, Inc.	113,811
5,400		Hokuriku Electric Power Co.	129,940
45,800		Honda Motor Co., Ltd.	1,389,241
10,100		Hoya Corp.	200,362
3,700		Ibiden Co., Ltd.	90,073
700		Idemitsu Kosan Co., Ltd.	56,691
23		Inpex Holdings, Inc.	195,464
12,800	@	Isetan Mitsukoshi Holdings Ltd.	150,184
32,000		Isuzu Motors Ltd.	88,929
43,000		Itochu Corp.	259,039
9,000		Iyo Bank Ltd.	98,109
38,000	@	Japan Airlines Corp.	78,246
900		Japan Petroleum Exploration Co.	46,200
11,000		Japan Steel Works Ltd.	136,763
122		Japan Tobacco, Inc.	459,828
14,600		JFE Holdings, Inc.	452,836
6,000		JGC Corp.	96,260
9,100		JS Group Corp.	114,560
7,800		JSR Corp.	104,017
86		Jupiter Telecommunications Co.	61,921
11,000		Kamigumi Co., Ltd.	82,633

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
20,100		Kansai Electric Power Co., Inc.	$447,195
14,000		Kao Corp.	375,445
16,000		Kawasaki Kisen Kaisha Ltd.	98,987
76		KDDI Corp.	430,515
18,000		Keihin Electric Express Railway Co., Ltd.	117,979
22,000		Keio Corp.	118,477
15,000		Keisei Electric Railway Co., Ltd.	82,586
1,300		Keyence Corp.	259,328
6,000		Kikkoman Corp.	81,270
46,000		Kintetsu Corp.	160,304
23,000		Kirin Brewery Co., Ltd.	302,198
83,000		Kobe Steel Ltd.	167,019
25,300		Komatsu Ltd.	414,199
2,700		Konami Corp.	67,939
12,500		Konica Minolta Holdings, Inc.	142,859
9,000		Koyo Seiko Co., Ltd.	102,688
33,000		Kubota Corp.	208,146
12,000		Kuraray Co., Ltd.	119,283
3,300		Kurita Water Industries Ltd.	77,292
4,300		Kyocera Corp.	326,395
7,000		Kyowa Hakko Kogyo Co., Ltd.	73,619
9,500		Kyushu Electric Power Co., Inc.	198,024
1,500		Lawson, Inc.	69,173
3,800		Makita Corp.	77,845
40,000		Marubeni Corp.	181,320
51,000		Matsushita Electric Industrial Co., Ltd.	879,215
12,000		Matsushita Electric Works Ltd.	106,567
23,000		Mazda Motor Corp.	90,395
18,400		Millea Holdings, Inc.	675,534
34,000		Mitsubishi Chemical Holdings Corp.	179,715
35,700		Mitsubishi Corp.	744,707
56,000		Mitsubishi Electric Corp.	377,836
34,000		Mitsubishi Estate Co., Ltd.	669,975
18,000		Mitsubishi Gas Chemical Co., Inc.	87,052
93,000		Mitsubishi Heavy Industries Ltd.	403,944
39,000		Mitsubishi Materials Corp.	122,500
113,255	@	Mitsubishi Motors Corp.	190,846
31,000		Mitsubishi Rayon Co., Ltd.	76,773
282,300		Mitsubishi UFJ Financial Group, Inc.	2,461,726
47,000		Mitsui & Co., Ltd.	583,473
22,000		Mitsui Chemicals, Inc.	96,988
40,000		Mitsui Engineering & Shipbuilding Co., Ltd.	72,963
24,000		Mitsui Fudosan Co., Ltd.	463,727
31,000		Mitsui OSK Lines Ltd.	269,339
9,700	@	Mitsui Sumitomo Insurance Group Holdings, Inc.	330,357
31,000		Mitsui Trust Holdings, Inc.	167,360
3,100		Mitsumi Electric Co., Ltd.	78,719
264		Mizuho Financial Group, Inc.	1,154,511
76,000		Mizuho Trust & Banking Co., Ltd.	104,277
6,300	S	Murata Manufacturing Co., Ltd.	254,335
9,300		Namco Bandai Holdings, Inc.	102,240
53,000		NEC Corp.	226,528
8,000		NGK Insulators Ltd.	97,939
3,400		Nidec Corp.	209,164
9,000		Nikon Corp.	215,901
2,700		Nintendo Co., Ltd.	1,145,269
11,000		Nippon Electric Glass Co., Ltd.	99,643
27,000		Nippon Express Co., Ltd.	120,534
4,000		Nippon Meat Packers, Inc.	60,657
29,500		Nippon Mining Holdings, Inc.	118,827
35,000		Nippon Oil Corp.	176,249
33		Nippon Paper Group, Inc.	96,438
24,000		Nippon Sheet Glass Co., Ltd.	124,292
139,000		Nippon Steel Corp.	524,746
145		Nippon Telegraph & Telephone Corp.	647,200
31,000		Nippon Yusen KK	202,077
16,340		Nipponkoa Insurance Co., Ltd.	91,844
41,000		Nishi-Nippon City Bank Ltd.	102,377
63,600		Nissan Motor Co., Ltd.	430,049
3,000	S	Nisshin Seifun Group, Inc.	40,384
7,000		Nisshinbo Industries, Inc.	68,265
2,500		Nissin Food Products Co., Ltd.	89,102
5,800		Nitto Denko Corp.	147,556
48,300		Nomura Holdings, Inc.	630,320
3,000		Nomura Real Estate Holdings, Inc.	71,459
4,300		Nomura Research Institute Ltd.	88,500
15,000		NSK Ltd.	86,654
36		NTT Data Corp.	142,326
414		NTT DoCoMo, Inc.	662,689
20,000		Odakyu Electric Railway Co., Ltd.	148,038
24,000		OJI Paper Co., Ltd.	120,660
6,000		Olympus Corp.	175,366
7,200		Omron Corp.	111,761

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
2,600		Ono Pharmaceutical Co., Ltd.	$120,118
2,200		Oracle Corp. Japan	100,127
2,000		Oriental Land Co., Ltd.	135,587
2,950		ORIX Corp.	369,364
48,000		Osaka Gas Co., Ltd.	165,279
153		Resona Holdings, Inc.	206,402
19,000		Ricoh Co., Ltd.	267,158
2,900		Rohm Co., Ltd.	159,511
1,500		Sankyo Co., Ltd.	76,139
59,000	@	Sanyo Electric Co., Ltd.	102,441
10,000		Sapporo Holdings Ltd.	74,259
5,400		Secom Co., Ltd.	224,951
8,500		Sega Sammy Holdings, Inc.	76,888
4,600		Seiko Epson Corp.	106,976
15,000	S	Sekisui House Ltd.	137,715
24,400		Seven & I Holdings Co., Ltd.	701,010
27,000		Sharp Corp.	295,030
5,300		Shikoku Electric Power Co.	132,556
5,000		Shimadzu Corp.	40,516
2,700		Shimano, Inc.	92,950
11,200		Shin-Etsu Chemical Co., Ltd.	532,568
42,000		Shinko Securities Co., Ltd.	118,589
43,000		Shinsei Bank Ltd.	132,259
8,000		Shionogi & Co., Ltd.	162,035
8,000		Shiseido Co., Ltd.	179,147
19,000		Shizuoka Bank Ltd.	187,066
50,000		Showa Denko KK	105,428
6,700		Showa Shell Sekiyu KK	65,256
1,500		SMC Corp.	156,282
22,500		Softbank Corp.	293,211
760		Softbank Investment Corp.	113,773
42,300		Sojitz Corp.	98,039
25,000		Sompo Japan Insurance, Inc.	212,192
28,100		Sony Corp.	866,537
33		Sony Financial Holdings, Inc.	129,926
2,600		Square Enix Co., Ltd.	76,038
4,400		Stanley Electric Co., Ltd.	64,548
4,700		Sumco Corp.	74,391
48,000		Sumitomo Chemical Co., Ltd.	212,045
32,100		Sumitomo Corp.	299,296
22,400		Sumitomo Electric Industries Ltd.	243,805
20,000		Sumitomo Heavy Industries	95,355
109,000		Sumitomo Metal Industries Ltd.	337,916
15,000		Sumitomo Metal Mining Co., Ltd.	150,326
185		Sumitomo Mitsui Financial Group, Inc.	1,159,888
12,000	S	Sumitomo Realty & Development Co., Ltd.	261,345
41,000		Sumitomo Trust & Banking Co., Ltd.	273,160
11,000		Suruga Bank Ltd.	128,038
11,800		Suzuki Motor Corp.	218,644
5,250		T&D Holdings, Inc.	277,313
5,000		Taisho Pharmaceutical Co., Ltd.	99,171
15,000		Taiyo Nippon Sanso Corp.	118,831
23,200		Takeda Pharmaceutical Co., Ltd.	1,168,134
5,130		Takefuji Corp.	66,757
6,000		Tanabe Seiyaku Co., Ltd.	83,389
3,900		TDK Corp.	195,334
4,500		Terumo Corp.	234,740
23,000		Tobu Railway Co., Ltd.	111,526
3,900		Toho Co., Ltd.	81,616
11,000		Toho Gas Co., Ltd.	60,670
10,800		Tohoku Electric Power Co., Inc.	232,141
32,900		Tokyo Electric Power Co., Inc.	809,486
4,500		Tokyo Electron Ltd.	203,631
57,000		Tokyo Gas Co., Ltd.	237,831
19,000		Tokyo Tatemono Co., Ltd.	90,355
36,000		Tokyu Corp.	171,992
22,000		Tokyu Land Corp.	81,775
13,000		TonenGeneral Sekiyu KK	106,773
15,000		Toppan Printing Co., Ltd.	116,981
48,000		Toray Industries, Inc.	225,351
84,000		Toshiba Corp.	366,346
24,000		Tosoh Corp.	70,820
10,000		Toto Ltd.	73,951
5,700		Toyo Seikan Kaisha Ltd.	87,498
3,000		Toyo Suisan Kaisha Ltd.	76,053
6,200		Toyota Industries Corp.	156,467
75,300		Toyota Motor Corp.	3,219,264
7,600		Toyota Tsusho Corp.	99,571
2,500		Trend Micro, Inc.	94,756
34,000		Ube Industries Ltd.	91,675
1,300		Uni-Charm Corp.	99,792
5,300		Ushio, Inc.	87,325
1,210		USS Co., Ltd.	77,822

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
35		West Japan Railway Co.	$149,887
455		Yahoo! Japan Corp.	148,952
2,200		Yakult Honsha Co., Ltd.	67,791
2,510		Yamada Denki Co., Ltd.	190,255
5,000		Yamaguchi Financial Group, Inc.	61,018
6,700		Yamaha Corp.	114,246
9,200		Yamaha Motor Co., Ltd.	125,655
12,000		Yamato Holdings Co., Ltd.	134,402
2,000		Yamato Kogyo Co., Ltd.	69,884
11,000		Yaskawa Electric Corp.	62,637
			59,686,746
		Kazakhstan: 0.0%
8,843		Eurasian Natural Resources Corp.	80,525
			80,525
		Luxembourg: 0.5%
23,619		Arcelor	1,196,465
9,022		SES - FDR	186,762
			1,383,227
		Mauritius: 0.0%
185,000	S	Golden Agri-Resources Ltd.	41,248
			41,248
		Netherlands: 4.2%
36,087		Aegon NV	319,272
7,182	S	Akzo Nobel NV	344,798
11,527		ASML Holding NV	201,452
1,514		Boskalis Westminster	71,764
9,581		European Aeronautic Defence and Space Co. NV	163,496
1,328		Fugro NV	78,421
2,557		Heineken Holding NV	100,384
6,878		Heineken NV	276,339
50,800	**	ING Groep NV	1,089,037
33,292		Koninklijke Ahold NV	384,579
3,889		Koninklijke DSM NV	183,948
27,134	S	Koninklijke Philips Electronics NV	736,213
2,287		Randstad Holdings NV	60,136
15,103	S	Reed Elsevier NV	224,052
100,606		Royal Dutch Shell PLC - Class A	2,905,531
78,746		Royal Dutch Shell PLC - Class B	2,212,187
48,772		Royal KPN NV	704,361
3,841		SBM Offshore NV	82,229
4,923		SNS Reaal	56,183
10,027		TNT NV	277,815
49,697		Unilever NV	1,398,912
7,549		Wolters Kluwer NV	153,004
			12,024,113
		New Zealand: 0.1%
46,629		Auckland International Airport Ltd.	61,275
17,212		Fletcher Building Ltd.	77,757
49,224		Telecom Corp. of New Zealand Ltd.	91,059
			230,091
		Norway: 0.7%
5,819		Acergy SA	58,824
4,317		Aker Kvaerner ASA	69,907
21,100		DnB NOR ASA	163,689
19,100		Norsk Hydro ASA	129,216
20,000		Orkla ASA	184,048
3,800	@	Petroleum Geo-Services ASA	50,214
4,350	@	Renewable Energy Corp. A/S	80,635
33,850		Statoil ASA	804,389
14,400		Storebrand ASA	85,585
24,300		Telenor ASA	302,595
5,315		Yara International ASA	189,160
			2,118,262
		Portugal: 0.3%
73,915		Banco Comercial Portugues SA	120,917
7,183		Banco Espirito Santo SA	89,066
9,818		Brisa-Auto Estradas de Portugal SA	97,655
10,365		Cimpor Cimentos de Portugal SG	66,444
52,515		Energias de Portugal SA	220,396
16,635		Portugal Telecom SGPS SA	167,283
			761,761
		Singapore: 1.0%
51,000		CapitaLand Ltd.	111,169
18,000		City Developments Ltd.	112,556
35,000		DBS Group Holdings Ltd.	417,104
32,000		Fraser and Neave Ltd.	80,263
8,000		Jardine Cycle & Carriage Ltd.	87,999
42,000		Keppel Corp., Ltd.	232,084
74,000		Oversea-Chinese Banking Corp.	373,626
18,133		Parkway Holdings Ltd.	24,020
34,000		SembCorp Industries Ltd.	77,891
34,000		SembCorp Marine Ltd.	72,283
15,000		Singapore Airlines Ltd.	150,688

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Singapore (continued)
30,000		Singapore Exchange Ltd.	$130,685
53,000		Singapore Press Holdings Ltd.	147,869
37,000		Singapore Technologies Engineering Ltd.	70,263
212,000		Singapore Telecommunications Ltd.	484,575
36,000		United Overseas Bank Ltd.	430,374
			3,003,449
		Spain: 4.0%
5,819		Abertis Infraestructuras SA	114,536
786		Acciona SA	119,793
4,711		Acerinox SA	84,383
4,831		ACS Actividades de Construccion y Servicios SA	195,581
96,453		Banco Bilbao Vizcaya Argentaria SA	1,559,712
20,172		Banco De Sabadell SA	156,778
21,030		Banco Popular Espanol SA	250,498
169,054		Banco Santander Central Hispano SA	2,534,843
9,549		Bankinter SA	120,032
18,017		Corp. Mapfre SA	78,759
22,530		Criteria Caixacorp SA	108,322
5,606		Enagas	120,887
2,000		Fomento de Construcciones y Contratas SA	90,351
4,819		Gamesa Corp. Tecnologica SA	165,108
3,139		Gas Natural SDG SA	116,516
3,783		Grifols SA	96,661
2,241		Grupo Ferrovial	103,018
19,987	@	Iberdrola Renovables	87,333
95,713		Iberdrola SA	972,343
17,824		Iberia Lineas Aereas de Espana	43,387
5,705	S	Inditex SA	241,399
3,554		Indra Sistemas SA	84,691
3,323		Red Electrica de Espana	169,211
19,711		Repsol YPF SA	584,152
3,360		Sacyr Vallehermoso SA	55,762
116,137		Telefonica SA	2,761,449
10,637	S	Union Fenosa SA	260,052
5,218		Zardoya-Otis SA	113,907
			11,389,464
		Sweden: 2.0%
9,450		Alfa Laval AB	97,789
8,400		Assa Abloy AB	101,720
21,600		Atlas Copco AB	245,397
18,400		Atlas Copco AB - Class B	185,909
11,900		Boliden AB	50,045
7,200		Electrolux AB	84,232
4,817		Getinge AB	99,286
13,000		Hennes & Mauritz AB	532,296
2,000		Holmen AB	65,077
10,153		Investor AB	190,124
6,200	@	Lundin Petroleum AB	51,802
2,061	@	Millicom International Cellular SA	142,315
2,150		Modern Times Group AB	77,451
54,800		Nordea Bank AB	654,254
26,600		Sandvik AB	281,805
10,900		Scania AB - B Shares	134,246
7,000		Securitas AB	78,848
10,500		Skandinaviska Enskilda Banken AB	163,771
10,200		SKF AB - B Shares	130,309
5,600		SSAB Svenskt Staal AB	77,371
6,700		Ssab Svenskt Stal AB	106,539
17,200		Svenska Cellulosa AB - B Shares	182,206
12,300		Svenska Handelsbanken AB	275,474
9,595		Swedbank AB	125,440
7,800		Swedish Match AB	136,347
7,322		Tele2 AB - B Shares	83,561
78,600		Telefonaktiebolaget LM Ericsson	746,448
61,000		TeliaSonera AB	346,664
28,500		Volvo AB	257,485
			5,704,211
		Switzerland: 7.7%
61,030	@	ABB Ltd.	1,182,665
2,516	@	Actelion Ltd. - Reg	129,646
3,021		Adecco SA	131,237
2,000	@	Aryzta AG	80,946
1,467		Baloise Holding AG	100,159
13,819		Compagnie Financiere Richemont AG	610,571
27,968		Credit Suisse Group	1,306,161
1,697		EFG International	48,994
1,010		Geberit AG - Reg	123,864
199		Givaudan	166,216
5,663		Holcim Ltd.	415,049
6,292		Julius Baer Holding AG - Reg	312,904
1,551		Kuehne & Nagel International AG	103,487
35		Lindt & Spruengli AG	85,339
4,546	@	Logitech International SA	103,771

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
1,439		Lonza Group AG	$180,553
106,951		Nestle SA	4,622,159
3,794	S	Nobel Biocare Holding AG	126,904
64,020		Novartis AG	3,370,625
317	@	OC Oerlikon Corp. AG	62,792
1,203		Pargesa Holding SA	103,534
19,055		Roche Holding AG	2,982,906
1,787		Schindler Holding AG	107,574
109		SGS SA	128,283
1,406		Sonova Holding AG - Reg	91,667
17,015		STMicroelectronics NV	172,536
295		Straumann Holding AG	81,736
1,009		Sulzer AG	107,355
734		Swatch Group AG - BR	135,485
1,829		Swatch Group AG - Reg	61,284
863	@	Swiss Life Holding	125,295
9,130		Swiss Reinsurance	506,765
544		Swisscom AG	162,121
2,862		Syngenta AG	603,550
1,651		Synthes, Inc.	228,403
79,204	@	UBS AG - Reg	1,353,790
17,062		Xstrata PLC	531,728
3,850		Zurich Financial Services AG	1,066,144
			21,814,198
		United Kingdom: 17.9%
9,779		3i Group PLC	123,819
13,729		Alliance & Leicester PLC	66,935
6,101		Amec PLC	69,980
35,689		Anglo American PLC	1,205,556
9,233		Antofagasta PLC	67,070
10,307		Associated British Foods PLC	130,793
39,607		AstraZeneca PLC	1,733,174
71,555		Aviva PLC	622,399
91,135		BAE Systems PLC	671,837
14,084		Balfour Beatty PLC	76,524
216,804		Barclays PLC	1,288,121
88,795		BG Group PLC	1,610,383
58,203		BHP Billiton PLC	1,318,535
507,300		BP PLC	4,224,915
21,809		British Airways PLC	66,535
41,272		British American Tobacco PLC	1,347,412
28,389		British Energy Group PLC	385,770
32,239		British Sky Broadcasting PLC	239,854
208,030		BT Group PLC	603,087
7,795		Bunzl PLC	91,704
13,191		Burberry Group PLC	93,274
59,710		Cable & Wireless PLC	177,317
35,369		Cadbury PLC	355,589
3,489	@	Cairn Energy PLC	130,225
15,459		Capita Group PLC	192,396
4,325		Carnival PLC	128,906
14,964		Carphone Warehouse Group	46,215
100,945		Centrica PLC	567,990
24,988		Cobham PLC	84,941
47,853		Compass Group PLC	296,783
67,084		Diageo PLC	1,144,412
7,989		Drax Group PLC	107,568
18,937		Enterprise Inns PLC	61,149
26,453		Experian Group Ltd.	175,314
13,880		Firstgroup PLC	132,509
64,375		Friends Provident PLC	109,489
25,067		GKN PLC	89,033
147,120		GlaxoSmithKline PLC	3,186,999
25,010		Group 4 Securicor PLC	90,441
55,223		Hays PLC	79,963
140,233		HBOS PLC	318,156
27,119		Home Retail Group	114,287
326,602		HSBC Holdings PLC	5,283,826
18,232		ICAP PLC	117,596
11,109		IMI PLC	73,766
27,884		Imperial Tobacco Group PLC	895,093
20,896		Inchcape PLC	70,586
7,719		Intercontinental Hotels Group PLC	95,637
34,366		International Power PLC	222,370
18,252	@	Invensys PLC	67,818
12,385		Investec PLC	67,670
128,843	S	ITV PLC	96,757
28,131		J Sainsbury PLC	176,425
5,431		Johnson Matthey PLC	132,121
6,152		Kazakhmys PLC	64,607
60,326		Kingfisher PLC	143,814
22,989		Ladbrokes PLC	77,633
165,904	S	Legal & General Group PLC	299,411

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
149,159		Lloyds TSB Group PLC	$599,362
42,819		LogicaCMG PLC	83,776
4,313		Lonmin PLC	176,396
47,046		Man Group PLC	287,491
43,851		Marks & Spencer Group PLC	160,172
15,531		Mitchells & Butlers PLC	61,574
12,609		Mondi PLC	58,848
4,696		National Express Group PLC	67,905
64,853		National Grid PLC	823,181
6,309		Next PLC	116,326
153,081		Old Mutual PLC	214,269
21,887		Pearson PLC	237,117
14,844		Persimmon PLC	108,008
66,371		Prudential PLC	605,167
15,786		Reckitt Benckiser PLC	765,379
30,885		Reed Elsevier PLC	307,543
71,637		Rentokil Initial PLC	88,880
17,017		Rexam PLC	120,903
26,982		Rio Tinto PLC	1,693,363
50,841	@	Rolls-Royce Group PLC	307,839
71,134		Royal & Sun Alliance Insurance Group	190,186
445,738		Royal Bank of Scotland Group PLC	1,437,906
25,414		SABMiller PLC	496,197
33,370		Sage Group PLC	116,883
23,988		Scottish & Southern Energy PLC	610,390
15,076		Serco Group PLC	98,322
5,664		Severn Trent PLC	137,434
15,377		Shire Ltd.	243,158
26,815		Smith & Nephew PLC	283,204
8,602		Smiths Group PLC	155,983
15,835		Stagecoach Group PLC	71,962
37,330		Standard Chartered PLC	918,521
56,427		Standard Life PLC	245,991
12,939		Tate & Lyle PLC	88,890
212,566		Tesco PLC	1,478,387
15,540		Thomas Cook Group PLC	61,661
4,722		Thomson Reuters PLC	105,513
16,819		TUI Travel PLC	65,035
17,718	S	Tullow Oil PLC	226,529
40,889		Unilever PLC	1,111,801
10,175		United Business Media Ltd.	89,629
18,900		United Utilities Group PLC	234,547
4,298		Vedanta Resources PLC	90,087
1,446,118		Vodafone Group PLC	3,193,636
4,605		Whitbread PLC	87,098
21,339		William Hill PLC	89,981
67,156		WM Morrison Supermarkets PLC	312,301
17,613		Wolseley PLC	133,128
29,939		WPP Group PLC	242,162
			51,012,510
		Total Common Stock
		(Cost $347,310,669)	264,433,219
REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Australia: 0.5%
46,136		CFS Retail Property Trust	83,710
73,129		DB Rreef Trust	86,021
73,418		GPT Group	107,320
55,668		Macquarie Goodman Group	112,334
29,016		Mirvac Group	59,144
43,899		Stockland	197,076
48,403		Westfield Group	663,022
			1,308,627
		France: 0.2%
558		Gecina SA	60,142
1,877		Klepierre	73,464
2,002		Unibail	405,064
			538,670
		Hong Kong: 0.0%
66,000		Link Real Estate Investment Trust	137,199
			137,199
		Japan: 0.1%
12		Japan Real Estate Investment Corp.	96,832
19		Japan Retail Fund Investment Corp.	78,117
12		Nippon Building Fund, Inc.	116,006
12		Nomura Real Estate Office Fund, Inc.	82,001
			372,956
		Netherlands: 0.0%
1,283		Corio NV	91,154
			91,154

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		United Kingdom: 0.3%
11,107		British Land Co. PLC		$149,818
7,482		Hammerson PLC		131,906
12,018		Land Securities Group PLC		271,432
5,404		Liberty International PLC		93,444
12,166		Segro PLC		91,726
				738,326
		Total Real Estate Investment Trusts
		(Cost $4,027,532)		3,186,932
PREFERRED STOCK: 0.5%
		Germany: 0.5%
2,100		Bayerische Motoren Werke AG		63,515
2,552		Fresenius AG		185,036
6,584		Henkel KGaA - Vorzug		240,622
2,461		Porsche AG		272,891
1,100		RWE AG		79,198
3,856		Volkswagen AG		480,814
				1,322,076
		Italy: 0.0%
4,109	@	Instituto Finanziario Industriale S.p.A.		45,389
				45,389
		Total Preferred Stock
		(Cost $1,836,419)		1,367,465
RIGHTS: 0.0%
		France: 0.0%
1		Natixis		—
		Total Rights
		(Cost $3)		—
		Total Long-Term Investments
		(Cost $353,174,623)		268,987,616
SHORT-TERM INVESTMENTS: 2.4%
		Affiliated Mutual Fund: 2.4%
6,861,000	S	ING Institutional Prime Money Market Fund - Class I		6,861,000
		Total Short-Term Investments
		(Cost $6,861,000)		6,861,000
		Total Investments in Securities
		(Cost $360,035,623)*	96.9%	$275,848,616
		Other Assets and Liabilities - Net	3.1	8,794,793
		Net Assets	100.0%	$284,643,409

	@	Non-income producing security
	ADR	American Depositary Receipt
	FDR	Fiduciary Depositary Receipt
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	**	Investment in affiliate

	*	Cost for federal income tax purposes is $361,473,696.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$1,184,760
		Gross Unrealized Depreciation		(86,809,840)
		Net Unrealized Depreciation		$(85,625,080)

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Industry	Percentage of Net Assets
Advertising	0.1%
Aerospace/Defense	0.6
Agriculture	1.0
Airlines	0.3
Apparel	0.3
Auto Manufacturers	3.7
Auto Parts & Equipment	0.8
Banks	14.7
Beverages	1.4
Biotechnology	0.2
Building Materials	1.1
Chemicals	2.9
Commercial Services	1.1
Computers	0.5
Cosmetics/Personal Care	0.5
Distribution/Wholesale	1.0
Diversified	0.7
Diversified Financial Services	2.2
Electric	4.7
Electrical Components & Equipment	0.8
Electronics	1.2
Energy - Alternate Sources	0.3
Engineering & Construction	1.3
Entertainment	0.3
Environmental Control	0.0
Food	5.0
Food Service	0.2
Forest Products & Paper	0.3
Gas	1.1
Hand/Machine Tools	0.2
Healthcare - Products	0.7
Healthcare - Services	0.1
Holding Companies - Diversified	0.8
Home Builders	0.1
Home Furnishings	0.8
Household Products/Wares	0.4
Insurance	5.0
Internet	0.1
Investment Companies	0.3
Iron/Steel	1.4
Leisure Time	0.2
Lodging	0.2
Machinery - Construction & Mining	0.3
Machinery - Diversified	1.0
Media	1.3
Metal Fabricate/Hardware	0.3
Mining	3.3
Miscellaneous Manufacturing	1.5
Office Property	0.1
Office/Business Equipment	0.5
Oil & Gas	7.2
Oil & Gas Services	0.3
Packaging & Containers	0.1
Pharmaceuticals	6.4
Real Estate	1.3
Retail	1.5
Semiconductors	0.4
Shipbuilding	0.1
Shopping Centers	0.3
Software	0.6
Telecommunications	6.6
Textiles	0.2
Toys/Games/Hobbies	0.4
Transportation	1.9
Venture Capital	0.0
Water	0.3
Short-Term Investments	2.4
Other Assets and Liabilities - Net	3.1
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•      Level 1 - quoted prices in active markets for identical investments

•      Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$17,041,037	$(303,470)
Level 2- Other Significant Observable Inputs	258,807,579	—
Level 3- Significant Unobservable Inputs	—	—
Total	$275,848,616	$(303,470)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING International Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING International Index Portfolio Open Futures Contracts on September 30, 2008

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation

Long Contracts
CAC40 10 Euro	12	10/17/08	$(13,223)
DAX Index	2	12/19/08	(9,779)
Dow Jones Euro Stoxx 50	50	12/19/08	(42,031)
FTSE 100 Index	24	12/19/08	(42,076)
Hang Seng Stock Index	2	10/30/08	(11,213)
OMXS30 Index	19	10/17/08	(12,797)
S&P ASX 200 Index (SPI)	12	12/18/08	(41,926)
S&P/MIB Index	1	12/19/08	(9,651)
Tokyo Price Index (TOPIX)	15	12/11/08	(120,774)
			$(303,470)

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of September 30, 2008 (Unaudited)

Principal Amount			Value
CORPORATE BONDS/NOTES: 19.8%
		Aerospace/Defense: 0.2%
$150,000	C	Northrop Grumman Corp., 7.125%, due 02/15/11	$159,317
320,000	C	United Technologies Corp., 4.875%, due 05/01/15	315,606
			474,923
		Agriculture: 0.2%
455,000		Philip Morris International, Inc., 4.875%, due 05/16/13	448,879
			448,879
		Airlines: 0.4%
378,649	C	Delta Air Lines, Inc., 6.821%, due 08/10/22	314,279
100,000	C	Northwest Airlines, Inc., 7.027%, due 11/01/19	79,500
362,528	C	Southwest Airlines Co. 2007-1 Pass-through Trust, 6.150%, due 08/01/22	348,625
			742,404
		Auto Manufacturers: 0.2%
355,000		DaimlerChrysler NA Holding Corp., 6.500%, due 11/15/13	346,809
			346,809
		Banks: 2.6%
310,000		Bank of America Corp., 5.375%, due 06/15/14	286,963
625,000		Bank of America Corp., 5.650%, due 05/01/18	527,359
600,000		Deutsche Bank AG/London, 5.375%, due 10/12/12	578,652
200,000		HSBC Holdings PLC, 6.500%, due 09/15/37	170,595
1,515,000		KFW, 3.250%, due 02/15/11	1,526,696
435,000		Royal Bank of Scotland Group PLC, 5.000%, due 11/12/13	426,891
615,000		Wachovia Corp., 5.500%, due 05/01/13	509,294
400,000		Wachovia Corp., 5.700%, due 08/01/13	315,355
480,000		Wells Fargo & Co., 5.625%, due 12/11/17	441,910
			4,783,715
		Beverages: 0.2%
275,000	C	Coca-Cola Co., 5.350%, due 11/15/17	272,347
125,000	#, C	SABMiller PLC, 5.700%, due 01/15/14	122,139
			394,486
		Chemicals: 0.3%
140,000		Dow Chemical Co., 7.375%, due 11/01/29	136,060
350,000	C	EI Du Pont de Nemours & Co., 5.000%, due 01/15/13	346,193
			482,253
		Commercial Services: 0.1%
220,000	#	Erac USA Finance Co., 7.000%, due 10/15/37	155,326
			155,326
		Computers: 0.1%
250,000	C	Hewlett-Packard Co., 4.500%, due 03/01/13	240,456
			240,456
		Cosmetics/Personal Care: 0.1%
240,000	C	Procter & Gamble Co., 5.550%, due 03/05/37	223,951
			223,951
		Diversified Financial Services: 4.2%
175,000		American Express Co., 6.150%, due 08/28/17	149,159
175,000		Bear Stearns Cos., Inc., 5.350%, due 02/01/12	166,620
40,000		CIT Group, Inc., 5.000%, due 02/13/14	22,650
730,000		Citigroup, Inc., 5.000%, due 09/15/14	560,378
560,000		Citigroup, Inc., 5.875%, due 05/29/37	389,351
300,000	C	ConocoPhillips Canada Funding Co. I, 5.625%, due 10/15/16	291,881
40,000		Countrywide Financial Corp., 5.800%, due 06/07/12	33,817
1,275,000		General Electric Capital Corp., 5.250%, due 10/19/12	1,199,767
325,000	C	General Electric Capital Corp., 6.750%, due 03/15/32	271,994
700,000		Goldman Sachs Group, Inc., 4.750%, due 07/15/13	604,174
375,000		Goldman Sachs Group, Inc., 6.150%, due 04/01/18	312,347
275,000	C	Goldman Sachs Group, Inc., 6.450%, due 05/01/36	179,933
1,100,000		HSBC Finance Corp., 4.125%, due 11/16/09	1,063,823
275,000		HSBC Finance Corp., 5.000%, due 06/30/15	245,823
110,000		International Lease Finance Corp., 5.625%, due 09/15/10	73,997
575,000		International Lease Finance Corp., 5.625%, due 09/20/13	373,962
150,000	C	JP Morgan Chase Capital XV, 5.875%, due 03/15/35	104,410
700,000		JPMorgan Chase & Co., 5.375%, due 10/01/12	676,843
510,000	C	Merrill Lynch & Co., Inc., 6.220%, due 09/15/26	383,231
350,000	C	Morgan Stanley, 5.375%, due 10/15/15	217,212
750,000	C	Morgan Stanley, 6.625%, due 04/01/18	497,111
			7,818,483
		Electric: 1.5%
115,000	C	Dominion Resources, Inc., 5.950%, due 06/15/35	95,425
230,000	C	Duke Energy Carolinas, LLC, 6.000%, due 01/15/38	207,455
200,000	C	Exelon Generation Co., LLC, 6.200%, due 10/01/17	176,054
575,000	C	FirstEnergy Corp., 6.450%, due 11/15/11	578,145
325,000	C	Florida Power & Light Co., 5.550%, due 11/01/17	319,313
230,000	C	Midamerican Energy Co., 4.650%, due 10/01/14	213,463
200,000	C	Midamerican Energy Holdings Co., 6.125%, due 04/01/36	168,722
155,000	#, C	Oncor Electric Delivery Co., 5.950%, due 09/01/13	143,465

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Electric (continued)
$190,000	C	Pacific Gas & Electric Co., 6.050%, due 03/01/34	$168,218
160,000	C	PPL Energy Supply, LLC, 6.300%, due 07/15/13	155,802
425,000	C	Progress Energy, Inc., 7.100%, due 03/01/11	436,938
180,000	C	Southern California Edison Co., 5.500%, due 08/15/18	172,067
			2,835,067
		Electronics: 0.1%
200,000	C	Koninklijke Philips Electronics NV, 5.750%, due 03/11/18	192,390
			192,390
		Food: 0.3%
350,000		Kraft Foods, Inc., 6.500%, due 08/11/17	337,327
225,000	C	Kroger Co., 5.500%, due 02/01/13	219,204
			556,531
		Healthcare - Products: 0.3%
325,000	C	Covidien International Finance SA, 6.000%, due 10/15/17	321,650
225,000	C	Johnson & Johnson, 5.950%, due 08/15/37	223,293
			544,943
		Healthcare - Services: 0.2%
225,000	C	UnitedHealth Group, Inc., 6.000%, due 02/15/18	203,890
205,000	C	WellPoint, Inc., 5.850%, due 01/15/36	162,472
			366,362
		Household Products/Wares: 0.1%
150,000	C	Clorox Co., 5.450%, due 10/15/12	149,595
			149,595
		Insurance: 0.3%
110,000	C	Genworth Financial, Inc., 6.515%, due 05/22/18	90,485
75,000	C	Hartford Financial Services Group, Inc., 5.250%, due 10/15/11	69,511
75,000	C	MetLife, Inc., 5.000%, due 06/15/15	68,510
265,000		Prudential Financial, Inc., 5.700%, due 12/14/36	196,308
215,000	C	Travelers Cos., Inc., 6.250%, due 06/15/37	186,962
			611,776
		Media: 1.1%
450,000	C	Comcast Corp., 6.300%, due 11/15/17	414,472
300,000	C	Comcast Corp., 6.500%, due 11/15/35	251,194
150,000	C	COX Communications, Inc., 5.450%, due 12/15/14	139,943
275,000	C	News America, Inc., 6.150%, due 03/01/37	224,882
220,000	C	Rogers Cable, Inc., 5.500%, due 03/15/14	203,467
450,000	C	Time Warner Cable, Inc., 5.850%, due 05/01/17	397,110
100,000	C	Time Warner, Inc., 5.875%, due 11/15/16	88,024
175,000	C	Time Warner, Inc., 6.500%, due 11/15/36	133,257
200,000	C	Viacom, Inc., 5.750%, due 04/30/11	194,412
			2,046,761
		Mining: 0.2%
200,000	C	Alcoa, Inc., 5.550%, due 02/01/17	178,940
160,000	C	Rio Tinto Finance USA Ltd., 6.500%, due 07/15/18	151,565
			330,505
		Miscellaneous Manufacturing: 0.4%
175,000	C	Eaton Corp., 4.900%, due 05/15/13	170,934
245,000	C	Ingersoll-Rand Global Holding Co., Ltd., 6.000%, due 08/15/13	244,418
70,000	C	Parker Hannifin Corp., 5.500%, due 05/15/18	69,957
200,000	#, C	Siemens Financieringsmaatschappij NV, 6.125%, due 08/17/26	183,758
			669,067
		Multi-National: 0.8%
1,540,000		European Investment Bank, 2.625%, due 05/16/11	1,532,870
			1,532,870
		Office/Business Equipment: 0.3%
625,000	C	Xerox Corp., 5.500%, due 05/15/12	596,381
			596,381
		Oil & Gas: 0.9%
210,000	C	Anadarko Petroleum Corp., 5.950%, due 09/15/16	193,311
175,000	C	Apache Corp., 5.625%, due 01/15/17	164,704
170,000	C	Canadian Natural Resources Ltd., 6.250%, due 03/15/38	131,485
335,000	C	EnCana Corp., 6.625%, due 08/15/37	272,796
300,000	C	Marathon Oil Corp., 6.000%, due 10/01/17	269,942
215,000	C	Nexen, Inc., 6.400%, due 05/15/37	170,695
250,000	C	Suncor Energy, Inc., 6.500%, due 06/15/38	209,528
175,000	C	Valero Energy Corp., 6.625%, due 06/15/37	151,455
200,000	C	XTO Energy, Inc., 6.100%, due 04/01/36	166,097
			1,730,013
		Oil & Gas Services: 0.1%
180,000	C	Weatherford International Ltd., 7.000%, due 03/15/38	156,561
			156,561
		Pharmaceuticals: 0.6%
525,000	C	AstraZeneca PLC, 5.400%, due 09/15/12	527,930
250,000	C	Bristol-Myers Squibb Co., 5.250%, due 08/15/13	249,400
145,000	C	GlaxoSmithKline Capital, Inc., 5.650%, due 05/15/18	137,916
190,000	C	Wyeth, 5.950%, due 04/01/37	171,872
			1,087,118
		Pipelines: 0.6%
200,000	#, C	DCP Midstream LLC, 6.750%, due 09/15/37	166,692
300,000	C	Enterprise Products Operating L.P., 6.300%, due 09/15/17	280,242
275,000	C	Kinder Morgan Energy Partners LP, 6.950%, due 01/15/38	236,347
150,000	#, C	NGPL PipeCo, LLC, 6.514%, due 12/15/12	150,380

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Pipelines (continued)
$125,000	C	ONEOK Partners L.P., 6.850%, due 10/15/37	$112,431
205,000	C	TEPPCO Partners L.P., 7.550%, due 04/15/38	182,735
			1,128,827
		Real Estate: 0.1%
250,000	C	Simon Property Group LP, 5.250%, due 12/01/16	213,567
			213,567
		Retail: 0.8%
240,000	C	CVS Caremark Corp., 6.250%, due 06/01/27	216,650
225,000	C	Home Depot, Inc., 5.875%, due 12/16/36	158,610
80,000		JC Penney Corp., Inc., 6.375%, due 10/15/36	61,016
160,000	C	Macys Retail Holdings, Inc., 7.875%, due 07/15/15	151,906
335,000	C	McDonald’s Corp., 5.350%, due 03/01/18	324,755
80,000	C	McDonald’s Corp., 5.800%, due 10/15/17	79,693
250,000	C	Target Corp., 6.500%, due 10/15/37	230,363
55,000		Wal-Mart Stores, Inc., 4.500%, due 07/01/15	53,111
305,000		Wal-Mart Stores, Inc., 6.500%, due 08/15/37	287,067
			1,563,171
		Software: 0.2%
405,000	C	Oracle Corp., 5.750%, due 04/15/18	376,716
			376,716
		Telecommunications: 2.1%
500,000	C	AT&T, Inc., 6.500%, due 09/01/37	426,595
80,000	C	British Telecommunications PLC, 9.125%, due 12/15/30	79,996
700,000	C	Cisco Systems, Inc., 5.250%, due 02/22/11	714,981
135,000		Deutsche Telekom International Finance BV, 8.750%, due 06/15/30	130,864
210,000	C	Embarq Corp., 7.082%, due 06/01/16	170,430
375,000	C	France Telecom SA, 7.750%, due 03/01/11	393,776
275,000	C	Motorola, Inc., 6.000%, due 11/15/17	232,729
580,000	C	New Cingular Wireless Services, Inc., 7.875%, due 03/01/11	610,920
325,000	C	Qwest Corp., 8.875%, due 03/15/12	320,125
185,000	C	Telecom Italia Capital SA, 5.250%, due 10/01/15	154,209
125,000	C	Telefonica Europe BV, 8.250%, due 09/15/30	125,965
200,000	C	Verizon Communications, Inc., 5.350%, due 02/15/11	201,084
125,000	C	Verizon Global Funding Corp., 7.750%, due 12/01/30	118,387
275,000	C	Vodafone Group PLC, 5.625%, due 02/27/17	244,844
			3,924,905
		Transportation: 0.2%
205,000	C	Burlington Northern Santa Fe Corp., 6.150%, due 05/01/37	187,690
125,000	C	Canadian National Railway Co., 6.375%, due 11/15/37	120,077
			307,767
		Total Corporate Bonds/Notes
		(Cost $40,251,781)	37,032,578
U.S. GOVERNMENT AGENCY OBLIGATIONS: 47.4%
		Federal Home Loan Bank: 1.2%
660,000		3.375%, due 06/24/11	654,556
325,000		3.625%, due 09/16/11	325,479
775,000		4.500%, due 11/15/12	791,289
330,000		5.375%, due 05/18/16	345,841
95,000		5.625%, due 06/11/21	100,929
			2,218,094
		Federal Home Loan Mortgage Corporation##: 14.6%
1,815,000		3.875%, due 06/29/11	1,840,982
1,350,000	C	4.125%, due 07/14/11	1,357,429
198,832		4.500%, due 04/01/23	193,733
895,000		4.875%, due 06/13/18	908,840
611,016		5.000%, due 03/01/34	596,623
1,965,000	W	5.000%, due 10/15/34	1,914,340
441,733		5.000%, due 08/01/35	431,052
618,311		5.000%, due 05/01/36	603,360
1,861,147		5.000%, due 06/01/36	1,816,143
509,922		5.008%, due 08/01/38	508,774
269,131		5.105%, due 08/01/36	271,199
690,000		5.125%, due 07/15/12	722,392
1,850,457		5.500%, due 01/01/35	1,844,700
1,130,761		5.500%, due 09/01/35	1,126,536
3,515,000	W	5.500%, due 10/15/35	3,492,757
88,893		5.500%, due 07/01/36	88,617
243,202		5.500%, due 06/01/37	242,141
988,093		5.500%, due 03/01/38	983,785
370,000	C	5.550%, due 10/04/16	381,360
1,065,676		5.736%, due 05/01/37	1,079,972
4,430,000	W	6.000%, due 10/15/33	4,484,684
21,968		6.000%, due 07/01/37	22,262
124,398		6.000%, due 08/01/37	126,066
827,030		6.000%, due 08/01/38	838,116
115,000		6.500%, due 10/01/36	118,084
428,633	W	6.500%, due 10/01/37	439,882
330,693		6.500%, due 04/01/38	339,425
114,734		6.500%, due 07/01/38	117,793
290,000		6.750%, due 03/15/31	356,389
			27,247,436

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association##: 30.3%
$2,180,000		3.375%, due 05/19/11	$2,185,840
60,000		3.875%, due 07/12/13	59,916
225,001		4.000%, due 07/01/22	214,261
192,406		4.000%, due 04/01/23	183,203
98,937		4.000%, due 05/01/23	94,205
118,923		4.000%, due 07/01/23	115,708
175,000	C	4.350%, due 05/29/13	175,509
40,000		4.375%, due 03/15/13	40,829
465,000	W	4.500%, due 10/15/18	453,230
392,268		4.500%, due 04/01/23	382,699
949,800		4.500%, due 05/01/23	926,631
432,665		4.500%, due 06/01/23	422,111
194,134		4.500%, due 08/01/23	189,399
325,240		4.500%, due 05/01/35	309,049
149,103		4.500%, due 03/01/38	141,121
74,844		4.500%, due 05/01/38	70,838
447,422		4.500%, due 07/01/38	422,167
105,000		4.500%, due 08/01/38	99,379
360,000		4.500%, due 09/01/38	340,728
210,000		4.625%, due 10/15/13	216,425
1,230,000		4.625%, due 10/15/14	1,251,633
945,000		4.750%, due 11/19/12	978,167
239,408		4.775%, due 04/01/36	242,503
95,000		4.820%, due 01/00/00	92,863
497,023		4.849%, due 12/01/35	507,599
600,000	W	5.000%, due 10/15/18	595,781
89,420		5.000%, due 03/01/23	88,890
98,607		5.000%, due 04/01/23	98,023
595,281		5.000%, due 05/01/23	591,752
1,182,727		5.000%, due 06/01/23	1,175,715
125,000		5.000%, due 07/01/23	124,259
9,959		5.000%, due 09/01/23	9,900
1,655,000	W	5.000%, due 10/15/33	1,612,849
569,320		5.000%, due 03/01/34	556,621
1,013,520		5.000%, due 11/01/34	989,962
985,639		5.000%, due 09/01/35	963,653
286,503		5.000%, due 01/01/36	279,664
854,059		5.000%, due 02/01/36	833,674
106,017		5.000%, due 05/01/36	103,486
2,457,834		5.000%, due 12/01/36	2,399,158
165,000		5.090%, due 01/00/00	164,175
1,065,000		5.375%, due 06/12/17	1,118,562
340,000		5.400%, due 01/00/00	343,188
1,256,135		5.485%, due 11/01/36	1,280,695
535,000		5.500%, due 03/15/11	563,687
1,715,000	W	5.500%, due 10/15/18	1,728,667
29,585		5.500%, due 04/01/21	29,872
217,051		5.500%, due 02/01/23	219,156
502,718		5.500%, due 09/01/23	507,278
941,957		5.500%, due 11/01/34	941,381
851,118		5.500%, due 12/01/34	851,396
1,209,633		5.500%, due 05/01/35	1,208,138
503,723		5.500%, due 07/01/35	503,101
2,172,353		5.500%, due 09/01/35	2,169,668
3,680,000	W	5.500%, due 10/15/35	3,670,226
623,657		5.500%, due 05/01/36	622,594
993,118		5.500%, due 12/01/36	991,891
1,811,611		5.500%, due 01/01/37	1,809,372
119,916		5.678%, due 10/01/37	123,332
185,622		5.812%, due 06/01/37	188,692
207,627		6.000%, due 08/01/21	211,781
270,000		6.000%, due 12/01/21	275,402
262,338		6.000%, due 02/01/22	267,532
983,182		6.000%, due 12/01/34	1,000,663
689,544		6.000%, due 01/01/36	699,542
364,668		6.000%, due 08/01/36	369,841
1,026,500		6.000%, due 09/01/36	1,041,061
115,915		6.000%, due 10/01/37	117,596
772,215		6.000%, due 12/01/37	783,126
5,820,000	W	6.000%, due 03/25/38	5,895,480
124,859		6.000%, due 06/01/38	126,611
109,668		6.000%, due 09/01/38	111,207
338,883		6.032%, due 09/01/37	342,206
4,343		6.500%, due 04/01/30	4,497
905,000		6.500%, due 10/01/31	928,049
214,979		6.500%, due 01/01/36	220,884
41,081		6.500%, due 07/01/36	42,177
136,932		6.500%, due 11/01/36	140,586
96,394		6.500%, due 10/01/37	98,967
154,894		6.500%, due 11/01/37	159,019

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount			Value
		Federal National Mortgage Association (continued)
$386,099		6.500%, due 12/01/37	$396,381
539,649		6.500%, due 01/01/38	553,965
341,629		6.500%, due 02/01/38	350,692
294,999		6.500%, due 06/01/38	302,825
953,919		6.500%, due 09/01/38	979,226
245,000		6.625%, due 11/15/30	296,598
650,000	W	7.000%, due 10/15/34	679,250
196,885		7.000%, due 10/01/36	205,702
99,485		7.000%, due 06/01/38	104,094
370,000		7.000%, due 09/01/38	387,141
			56,666,572
		Government National Mortgage Association: 1.3%
247,108		5.000%, due 10/15/37	242,468
525,943		5.500%, due 09/15/33	528,019
900,000	W	5.500%, due 10/15/38	900,985
500,367		6.000%, due 01/15/38	508,597
169,481		7.000%, due 12/15/37	177,613
			2,357,682
		Other U.S. Agency Obligations: 0.0%
10,000		Tennessee Valley Authority, 6.150%, due 01/15/38	11,548
			11,548
		Total U.S. Government Agency Obligations
		(Cost $88,586,334)	88,501,332
U.S. TREASURY OBLIGATIONS: 22.8%
		U.S. Treasury Bonds: 11.6%
1,205,000		4.000%, due 02/15/15	1,265,815
3,380,000		4.125%, due 05/15/15	3,567,485
1,260,000		4.250%, due 11/15/13	1,340,128
910,000		4.250%, due 08/15/14	969,222
1,110,000		4.250%, due 11/15/14	1,181,717
1,555,000		4.250%, due 11/15/17	1,612,098
800,000		4.500%, due 11/15/15	856,156
725,000		4.500%, due 05/15/17	764,252
1,145,000		4.500%, due 02/15/36	1,175,593
1,655,000		4.750%, due 05/15/14	1,808,089
30,000		4.750%, due 02/15/37	32,100
1,150,000		5.000%, due 05/15/37	1,279,645
240,000		5.125%, due 05/15/16	264,188
45,000		6.250%, due 08/15/23	54,046
1,665,000		6.875%, due 08/15/25	2,149,022
1,895,000		7.125%, due 02/15/23	2,446,032
645,000		8.125%, due 08/15/19	865,862
			21,631,450
		U.S. Treasury Notes: 11.2%
535,000		1.750%, due 03/31/10	533,955
1,385,000		2.750%, due 02/28/13	1,378,508
2,060,000		3.375%, due 11/30/12	2,110,215
3,085,000		3.625%, due 01/15/10	3,156,344
1,545,000		3.875%, due 09/15/10	1,605,352
3,495,000		4.000%, due 09/30/09	3,567,633
110,000		4.125%, due 08/31/12	115,973
1,300,000		4.375%, due 12/15/10	1,366,728
260,000		4.625%, due 08/31/11	277,428
2,725,000		4.750%, due 01/31/12	2,921,075
810,000		4.750%, due 05/31/12	870,687
2,850,000		4.875%, due 05/31/11	3,055,736
			20,959,634
		Total U.S. Treasury Obligations
		(Cost $42,402,064)	42,591,084
COLLATERALIZED MORTGAGE OBLIGATIONS: 4.8%
1,100,000	C	Banc of America Commercial Mortgage, Inc., 5.449%, due 01/15/49	976,329
450,000	C	Banc of America Commercial Mortgage, Inc., 5.838%, due 06/10/49	383,569
375,000	C	Continental Airlines, Inc., 5.983%, due 04/19/22	288,750
354,095	C	Credit Suisse Mortgage Capital Certificates, 5.250%, due 03/15/39	346,187
1,650,000	C	Credit Suisse Mortgage Capital Certificates, 5.448%, due 01/15/49	1,547,978
500,000	C	Credit Suisse Mortgage Capital Certificates, 5.913%, due 06/15/39	429,161
500,000	C	Greenwich Capital Commercial Funding Corp., 5.736%, due 12/10/49	425,648
500,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 4.871%, due 10/15/42	479,788
500,000	C	JP Morgan Chase Commercial Mortgage Securities Corp., 5.827%, due 02/15/51	469,308
491,258	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.284%, due 05/15/47	468,561
500,000	C	JPMorgan Chase Commercial Mortgage Securities Corp., 5.434%, due 01/15/49	423,711
330,640	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 5.773%, due 06/12/46	327,143
595,000	C	Merrill Lynch/Countrywide Commercial Mortgage Trust, 6.156%, due 08/12/49	518,099
1,460,000	C	Morgan Stanley Capital I, 5.811%, due 04/12/49	1,258,624
198,738	C	Salomon Brothers Mortgage Securities VII, Inc., 4.467%, due 03/18/36	190,239
500,000	C	Wachovia Bank Commercial Mortgage Trust, 5.509%, due 04/15/47	417,223
		Total Collateralized Mortgage Obligations
		(Cost $9,514,172)	8,950,318

PORTFOLIO OF INVESTMENTS
ING Lehman Brothers U.S. Aggregate Bond Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
MUNICIPAL BONDS: 0.1%
		Illinois: 0.1%
$255,000		State of Illinois, 5.100%, due 06/01/33		$238,782
		Total Municipal Bonds
		(Cost $242,409)		238,782
OTHER BONDS: 1.0%
		Foreign Government Bonds: 1.0%
425,000		Mexico Government International Bond, 6.375%, due 01/16/13		437,963
430,000		Province of Ontario Canada, 3.125%, due 09/08/10		433,337
315,000		Province of Quebec Canada, 7.125%, due 02/09/24		379,187
550,000		Republic of Italy, 3.500%, due 07/15/11		554,235
		Total Other Bonds
		(Cost $1,820,150)		1,804,722
		Total Long-Term Investments
		(Cost $182,816,910)		179,118,816

Shares				Value
SHORT-TERM INVESTMENTS: 17.7%
		Affiliated Mutual Fund: 17.7%
32,998,471		ING Institutional Prime Money Market Fund - Class I		$32,998,471
		Total Short-Term Investments
		(Cost $32,998,471)		32,998,471

		Total Investments in Securities
		(Cost $215,815,381)*	113.6%	$212,117,287
		Other Assets and Liabilities - Net	(13.6)	(25,324,471)
		Net Assets	100.0%	$186,792,816

	#

Securities with purchases pursuant to Rule 144A or section 4(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, these securities have been determined to be liquid under the guidelines established by the Funds’ Board of Directors/Trustees.

	##

On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship and the U.S. Treasury guaranteed the debt issed by those organizations.

	C	Bond may be called prior to maturity date.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.

	*	Cost for federal income tax purposes is $215,988,090.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$518,199
		Gross Unrealized Depreciation		(4,389,002)
		Net Unrealized Depreciation		$(3,870,803)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$32,998,471	$—
Level 2- Other Significant Observable Inputs	178,564,581	—
Level 3- Significant Unobservable Inputs	554,235	—
Total	$212,117,287	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market  value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

A roll forward of fair value measurements using significant unobservable inputs (Level 3) for the six months ended September 30, 2008, was as follows:

	Investments in	Other Financial
	Securities	Instruments*
Balance at 12/31/07	$—	$—
Net purchases/sales	553,892	—
Total realized and unrealized gain (loss)	400	—
Amortization of premium/discount	(57)	—
Transfers in and/or out of Level 3	—	—
Balance at 09/30/08	$554,235	$—

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

For the nine months ended September 30, 2008, total unrealized gain on Level 3 securities attributable to the change in net assets was $ 400.

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Growth Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.9%
		Aerospace/Defense: 5.7%
9,000		General Dynamics Corp.	$662,580
35,800		Lockheed Martin Corp.	3,926,186
13,400		Raytheon Co.	717,034
			5,305,800
		Agriculture: 1.0%
15,700	L	British American Tobacco PLC ADR	973,400
			973,400
		Banks: 1.1%
14,100		Northern Trust Corp.	1,018,020
			1,018,020
		Beverages: 2.2%
13,700		Brown-Forman Corp.	983,797
19,700		Coca-Cola Co.	1,041,736
			2,025,533
		Biotechnology: 2.2%
55,400	@, L	Invitrogen Corp.	2,094,120
			2,094,120
		Chemicals: 1.8%
9,600		Monsanto Co.	950,208
10,800		Mosaic Co.	734,616
			1,684,824
		Commercial Services: 3.1%
24,400	@, L	Alliance Data Systems Corp.	1,546,472
53,900		Western Union Co.	1,329,713
			2,876,185
		Computers: 12.5%
27,700	@	Apple, Inc.	3,148,382
89,200		Hewlett-Packard Co.	4,124,608
30,900		International Business Machines Corp.	3,614,064
38,300	@	Western Digital Corp.	816,556
			11,703,610
		Cosmetics/Personal Care: 5.9%
32,100		Colgate-Palmolive Co.	2,418,735
44,100		Procter & Gamble Co.	3,073,329
			5,492,064
		Diversified Financial Services: 1.0%
15,300	@, L	Nasdaq Stock Market, Inc.	467,721
29,300	@	TD Ameritrade Holding Corp.	474,660
			942,381
		Electrical Components & Equipment: 1.0%
23,300		Emerson Electric Co.	950,407
			950,407
		Electronics: 5.8%
40,100		Applied Biosystems, Inc.	1,373,425
28,800	@, L	Dolby Laboratories, Inc.	1,013,472
40,100		PerkinElmer, Inc.	1,001,297
20,800	@, L	Thermo Electron Corp.	1,144,000
16,000	@	Waters Corp.	930,880
			5,463,074
		Engineering & Construction: 2.3%
22,200		ABB Ltd. ADR	430,680
18,400		Fluor Corp.	1,024,880
19,000	@	Foster Wheeler Ltd.	686,090
			2,141,650
		Hand/Machine Tools: 0.9%
13,600		Lincoln Electric Holdings, Inc.	874,616
			874,616
		Healthcare - Products: 4.0%
16,300		Densply International, Inc.	611,902
27,800	@	St. Jude Medical, Inc.	1,209,022
33,200	@	Varian Medical Systems, Inc.	1,896,716
			3,717,640
		Household Products/Wares: 2.0%
29,800	L	Church & Dwight Co., Inc.	1,850,282
			1,850,282
		Insurance: 1.7%
26,700		Aflac, Inc.	1,568,625
			1,568,625
		Internet: 3.1%
146,700	@	Symantec Corp.	2,872,386
			2,872,386
		Machinery - Diversified: 0.6%
6,800		Flowserve Corp.	603,636
			603,636
		Media: 3.0%
58,300	@, L	DIRECTV Group, Inc.	1,525,711

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Media (continued)
59,400	@	Dish Network Corp.	$1,247,400
			2,773,111
		Miscellaneous Manufacturing: 2.8%
13,000		Brink’s Co.	793,260
46,800	L	Cooper Industries Ltd.	1,869,660
			2,662,920
		Oil & Gas: 5.5%
9,900	L	Canadian Natural Resources Ltd.	677,754
24,200		ExxonMobil Corp.	1,879,372
10,700		Murphy Oil Corp.	686,298
15,700		Noble Corp.	689,230
16,900	@	Unit Corp.	841,958
5,900	@	Whiting Petroleum Corp.	420,434
			5,195,046
		Oil & Gas Services: 2.9%
12,900	L	Baker Hughes, Inc.	780,966
37,700	@	National Oilwell Varco, Inc.	1,893,671
			2,674,637
		Packaging & Containers: 0.7%
30,800	@	Crown Holdings, Inc.	684,068
			684,068
		Pharmaceuticals: 3.9%
35,300	L	Eli Lilly & Co.	1,554,259
28,600	@	Express Scripts, Inc.	2,111,252
			3,665,511
		Retail: 8.7%
5,000	@, L	Autozone, Inc.	616,700
51,400		Gap, Inc.	913,892
21,400	L	Ross Stores, Inc.	787,734
94,900		TJX Cos., Inc.	2,896,348
14,100	@, L	Urban Outfitters, Inc.	449,367
40,600		Wal-Mart Stores, Inc.	2,431,534
			8,095,575
		Savings & Loans: 1.0%
51,000	L	Hudson City Bancorp., Inc.	940,950
			940,950
		Semiconductors: 7.1%
77,400	L	Altera Corp.	1,600,632
132,500		Intel Corp.	2,481,725
107,800		Xilinx, Inc.	2,527,910
			6,610,267
		Software: 3.7%
80,200		Microsoft Corp.	2,140,538
65,300	@	Oracle Corp.	1,326,243
			3,466,781
		Telecommunications: 0.4%
26,600		Turkcell Iletisim Hizmet AS ADR	398,734
			398,734
		Toys/Games/Hobbies: 1.3%
35,600	L	Hasbro, Inc.	1,236,032
			1,236,032
		Total Common Stock (Cost $100,863,837)	92,561,885

EXCHANGE-TRADED FUNDS: 0.5%
		Exchange-Traded Funds: 0.5%
10,200		iShares Russell 1000 Growth Index Fund	495,210
		Total Exchange-Traded Funds (Cost $606,136)	495,210
		Total Long-Term Investments (Cost $101,469,973)	93,057,095

Principal Amount			Value
SHORT-TERM INVESTMENTS:17.0%
$447,000		Repurchase Agreement: 0.5%
		Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $447,019 to be received upon repurchase (Collateralized by $460,000 Federal National Mortgage Association, 2.375%, Market Value plus accrued interest $460,353, due 05/20/10)	447,000
		Total Repurchase Agreement (Cost $447,000)	447,000
		Securities Lending Collateral(cc): 16.5%
15,590,633		Bank of New York Mellon Corp. Institutional Cash Reserves	15,438,272
		Total Securities Lending Collateral (Cost $15,590,633)	15,438,272

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Growth Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Total Short-Term Investments (Cost $16,037,633)		$15,885,272
		Total Investments in Securities (Cost $117,507,606) *	116.4%	$108,942,367
		Other Assets and Liabilities - Net	(16.4)	(15,383,321)
		Net Assets	100.0%	$93,559,046

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $118,272,406.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$715,315
		Gross Unrealized Depreciation		(10,045,354)
		Net Unrealized Depreciation		$(9,330,039)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$108,495,367	$—
Level 2- Other Significant Observable Inputs	447,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$108,942,367	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Value Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.0%
		Aerospace/Defense: 2.7%
21,100		Raytheon Co.	$1,129,061
30,200		United Technologies Corp.	1,813,812
			2,942,873
		Agriculture: 3.5%
61,100		Altria Group, Inc.	1,212,224
6,800	L	Bunge Ltd.	429,624
31,500		Lorillard, Inc.	2,241,225
			3,883,073
		Banks: 8.0%
55,500	L	Banco Bilbao Vizcaya Argentaria SA ADR	897,435
83,200	L	Banco Santander Central Hispano SA ADR	1,249,664
53,000		Bank of America Corp.	1,855,000
34,800	L	Capital One Financial Corp.	1,774,800
60,900	L	Lloyds TSB Group PLC - Spon ADR	1,018,857
118,000	L	Regions Financial Corp.	1,132,800
8,800		Uniao de Bancos Brasileiros SA GDR	888,096
			8,816,652
		Biotechnology: 0.7%
21,000	@	Invitrogen Corp.	793,800
			793,800
		Chemicals: 3.9%
4,500		CF Industries Holdings, Inc.	411,570
55,800	L	Sherwin-Williams Co.	3,189,528
24,600		Terra Industries, Inc.	723,240
			4,324,338
		Commercial Services: 0.9%
29,300	L	Moody’s Corp.	996,200
			996,200
		Computers: 0.9%
78,000	@	EMC Corp.	932,880
			932,880
		Cosmetics/Personal Care: 1.3%
19,100		Colgate-Palmolive Co.	1,439,185
			1,439,185
		Diversified Financial Services: 9.2%
16,600		American Express Co.	588,138
28,900		Ameriprise Financial, Inc.	1,103,980
31,500		Citigroup, Inc.	646,065
43,400		Discover Financial Services	599,788
15,000		Goldman Sachs Group, Inc.	1,920,000
69,500	L	Invesco Ltd.	1,458,110
35,300		JPMorgan Chase & Co.	1,648,510
14,500	L	NYSE Euronext	568,110
47,000		Raymond James Financial, Inc.	1,550,060
			10,082,761
		Electric: 5.7%
60,900		Alliant Energy Corp.	1,961,589
3	L	Cia Energetica de Minas Gerais ADR	59
51,100		DTE Energy Co.	2,050,132
56,700		Edison International	2,262,330
			6,274,110
		Electronics: 0.5%
59,800		Jabil Circuit, Inc.	570,492
			570,492
		Food: 5.4%
37,000		HJ Heinz Co.	1,848,890
148,000	L	Kroger Co.	4,067,040
			5,915,930
		Household Products/Wares: 1.5%
24,900		Kimberly-Clark Corp.	1,614,516
			1,614,516
		Insurance: 9.1%
32,100		ACE Ltd.	1,737,573
29,600		American Financial Group, Inc.	873,200
18,500	@, L	Arch Capital Group Ltd.	1,351,055
49,200		Axis Capital Holdings Ltd.	1,560,132
39,100		Chubb Corp.	2,146,590
49,900		Travelers Cos., Inc.	2,255,480
			9,924,030
		Internet: 1.3%
95,000	@	Expedia, Inc.	1,435,450
			1,435,450
		Machinery - Diversified: 0.8%
9,800	@, L	AGCO Corp.	417,578

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
4,600		Flowserve Corp.	$408,342
			825,920
		Mining: 0.4%
21,800	@	Southern Copper Corp.	415,944
			415,944
		Miscellaneous Manufacturing: 4.6%
30,500		Cooper Industries Ltd.	1,218,475
31,500		Dover Corp.	1,277,325
61,000		Honeywell International, Inc.	2,534,550
			5,030,350
		Office/Business Equipment: 0.7%
19,100	L	Canon, Inc. ADR	721,025
			721,025
		Oil & Gas: 18.7%
53,800		Chevron Corp.	4,437,424
9,800	L	Cimarex Energy Co.	479,318
65,400		ConocoPhillips	4,790,550
12,100		ENSCO International, Inc.	697,323
129,500		ExxonMobil Corp.	10,056,970
			20,461,585
		Pharmaceuticals: 8.7%
22,100		Cardinal Health, Inc.	1,089,088
83,100	L	Eli Lilly & Co.	3,658,893
50,500	@, L	Endo Pharmaceuticals Holdings, Inc.	1,010,000
68,700	@	Forest Laboratories, Inc.	1,942,836
37,800	L	Sanofi-Aventis ADR	1,242,486
19,500	@	Watson Pharmaceuticals, Inc.	555,750
			9,499,053
		Retail: 2.7%
168,600		Gap, Inc.	2,997,708
			2,997,708
		Software: 0.9%
37,800		Microsoft Corp.	1,008,882
			1,008,882
		Telecommunications: 5.9%
130,400		AT&T, Inc.	3,640,768
53,600	L	Partner Communications ADR	987,312
25,500		Telefonica SA ADR	1,822,995
			6,451,075
		Total Common Stock (Cost $120,303,492)	107,357,832
REAL ESTATE INVESTMENT TRUSTS: 1.4%
		Apartments: 0.8%
25,200	L	Apartment Investment & Management Co.	882,504
			882,504
		Diversified: 0.6%
18,700		Liberty Property Trust	704,055
			704,055
		Total Real Estate Investment Trusts (Cost $1,502,539)	1,586,559
EXCHANGE-TRADED FUNDS: 0.3%
		Exchange-Traded Funds: 0.3%
5,000		iShares Russell 1000 Value Index Fund	319,450
		Total Exchange-Traded Funds (Cost $336,899)	319,450
		Total Long-Term Investments (Cost $122,142,930)	109,263,841

Principal Amount			Value
SHORT-TERM INVESTMENTS: 11.5%
		Repurchase Agreement: 0.3%
$373,000		Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $373,016 to be received upon repurchase (Collateralized by $385,000 Federal National Mortgage Association, 2.375%, Market Value plus accrued interest $385,295, due 05/20/10)	373,000
		Total Repurchase Agreement (Cost $373,000)	373,000
		Securities Lending Collateral(cc): 11.2%
12,431,025		Bank of New York Mellon Corp. Institutional Cash Reserves	12,232,582
		Total Securities Lending Collateral (Cost $12,431,025)	12,232,582

PORTFOLIO OF INVESTMENTS
ING Opportunistic LargeCap Value Portfolio	as of September 30, 2008 (Unaudited) (continued)

Principal Amount				Value
		Total Short-Term Investments (Cost $12,804,025)		$12,605,582
		Total Investments in Securities (Cost $134,946,955)*	111.2%	$121,869,423
		Other Assets and Liabilities - Net	(11.2)	(12,289,269)
		Net Assets	100.0%	$109,580,154

	@	Non-income producing security
	ADR	American Depositary Receipt
	GDR	Global Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.

	*	Cost for federal income tax purposes is $136,080,006.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,532,833
		Gross Unrealized Depreciation		(16,743,416)
		Net Unrealized Depreciation		$(14,210,583)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$121,496,423	$—
Level 2- Other Significant Observable Inputs	373,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$121,869,423	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 77.3%
		Australia: 1.9%
1,172		AGL Energy Ltd.	$12,926
2,635		Amcor Ltd.	11,587
1,800		Aquarius Platinum Ltd.	8,123
1,526		Aristocrat Leisure Ltd.	7,996
2,623		Asciano Group	6,858
520		ASX Ltd.	12,819
2,854		Australia & New Zealand Banking Group Ltd.	44,092
5,439		BHP Billiton Ltd.	140,711
1,003		Billabong International Ltd.	11,200
2,305		Boral Ltd.	11,445
2,219		Brambles Ltd.	13,846
2,090		Commonwealth Bank of Australia	73,659
1,300		Crown Ltd.	9,029
1,103		CSL Ltd.	33,415
3,391	@	Fortescue Metals Group Ltd.	12,902
4,904		Foster’s Group Ltd.	21,910
3,180	@	Incitec Pivot Ltd.	12,741
3,439		Insurance Australia Group	11,415
502		Leighton Holdings Ltd.	15,451
4,063		Macquarie Airports Management Ltd.	8,932
397		Macquarie Group Ltd.	12,224
6,483		Macquarie Infrastructure Group	12,293
2,084		National Australia Bank Ltd.	42,060
3,472		OneSteel Ltd.	12,843
1,954		Origin Energy Ltd.	25,274
9,315		Oxiana Ltd.	11,820
3,580	@	Paladin Resources Ltd.	11,064
3,298		Qantas Airways Ltd.	8,408
1,301		QBE Insurance Group Ltd.	28,057
3,028	@	Queensland Gas Co., Ltd.	9,865
491		Rio Tinto Ltd.	33,085
521		Sims Group Ltd.	12,623
1,573		Sonic Healthcare Ltd.	16,733
681		St. George Bank Ltd.	16,073
2,071		TABCORP Holdings Ltd.	13,606
7,045		Telstra Corp., Ltd.	23,636
2,705		Toll Holdings Ltd.	15,323
3,222	@	Transurban Group	14,766
930		Wesfarmers Ltd.	21,628
3,111		Westpac Banking Corp.	55,141
802		Woodside Petroleum Ltd.	32,361
1,608		Woolworths Ltd.	35,421
541		WorleyParsons Ltd.	13,381
			958,742
		Austria: 0.2%
335		Andritz AG	14,460
596		Erste Bank der Oesterreichischen Sparkassen AG	29,672
500		Evn AG	10,670
553		OMV AG	23,309
180		Raiffeisen International Bank Holding AG	13,001
			91,112
		Barbados: 0.0%
800	@	Nabors Industries Ltd.	19,936
			19,936
		Belgium: 0.3%
947		Dexia	10,344
2		Distrigaz	18,911
3,682		Fortis	22,747
450		InBev NV	26,773
219		Kbc Ancora	14,432
392		KBC Groep NV	34,101
285		UCB SA	10,126
486		Umicore	15,009
			152,443
		Bermuda: 0.5%
1,500		Accenture Ltd.	57,000
200	@	Arch Capital Group Ltd.	14,606
200	@	Central European Media Enterprises Ltd.	13,080
700		Covidien Ltd.	37,632
400	@	Foster Wheeler Ltd.	14,444
300		Lazard Ltd.	12,828
200		PartnerRe Ltd.	13,618
300		RenaissanceRe Holdings Ltd.	15,600
800		SeaDrill Ltd. ADR	16,575

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (contined)

Shares			Value
		Bermuda (continued)
900		Tyco Electronics Ltd.	$24,894
900		Tyco International Ltd.	31,518
			251,795
		Brazil: 0.5%
1,500		Banco Bradesco S.A.	20,850
1,800		Banco do Brasil SA	21,170
3,700		BM&F BOVESPA SA	16,294
800		Centrais Eletricas Brasileiras SA	11,612
1,000		Cia Siderurgica Nacional SA	21,021
2,500		CIA Vale do Rio Doce	47,165
700		CPFL Energia SA	13,166
500		Perdigao SA	9,472
3,600		Petroleo Brasileiro SA	78,701
			239,451
		Canada: 3.3%
200		Agrium, Inc.	11,182
800		ARC Energy Trust	17,364
800		Bank of Montreal	34,541
1,600		Bank of Nova Scotia	72,164
1,500		Barrick Gold Corp.	54,926
600		BCE, Inc.	20,691
2,200		Bombardier, Inc. - Class B	11,948
600		Bonavista Energy Trust	14,822
1,200		Brookfield Asset Management, Inc. - Class A	32,350
700		Brookfield Properties Co.	10,932
600		Canadian Imperial Bank of Commerce	34,436
700		Canadian National Railway Co.	33,400
1,000		Canadian Natural Resources Ltd.	68,593
500		Canadian Oil Sands Trust	18,210
400		Canadian Utilities Ltd.	14,264
1,400	@	CGI Group, Inc. - Class A	12,247
500		Crescent Point Energy Trust	14,616
3,600	@	Domtar Corp.	16,560
700		Enbridge, Inc.	25,902
1,300		EnCana Corp.	83,014
500		Enerplus Resources Fund	18,257
900		Ensign Energy Services, Inc.	14,106
600		Finning International, Inc.	11,772
200		First Quantum Minerals Ltd.	7,517
300		Fording Canadian Coal Trust	24,600
400	@	Gildan Activewear, Inc.	8,889
1,200		GoldCorp, Inc.	37,739
700		Great-West Lifeco, Inc.	20,653
900		Harvest Energy Trust	15,154
500		Industrial Alliance Insurance	15,880
200		Inmet Mining Corp.	9,314
1,300	@	Ivanhoe Mines Ltd.	7,879
1,400		Kinross Gold Corp.	22,482
2,600		Manulife Financial Corp.	93,519
700		Nexen, Inc.	16,246
1,100		Pengrowth Energy Trust	16,527
900		Penn West Energy Trust	21,404
900		Petro-Canada	29,937
600		Potash Corp. of Saskatchewan	77,784
1,700		Provident Energy Trust	15,175
800	@	Research In Motion Ltd.	53,905
800		Ritchie Brothers Auctioneers, Inc.	19,168
1,000		Rogers Communications, Inc. - Class B (Canadian Denominated Security)	32,436
2,100		Royal Bank of Canada	99,648
500		Saputo, Inc.	11,863
1,900		Sherritt International Corp.	10,158
500		Shoppers Drug Mart Corp.	24,125
900		Sun Life Financial Services, Inc.	31,459
1,400		Suncor Energy, Inc.	57,881
1,700		Talisman Energy, Inc.	23,992
900		Teck Cominco Ltd.	25,556
400		Teck Cominco Ltd. - Class A	12,553
400		TELUS Corp.	14,609
1,300		Toronto Dominion Bank	78,275
300		Transalta Corp.	8,062
1,100		TransCanada Corp.	39,452
400		TSX Group, Inc.	10,900
4,200	@	UTS Energy Corp.	5,012
1,500		Yamana Gold, Inc. (Canadian Denominated Security)	12,333
			1,658,383
		Chile: 0.0%
800		Empresa Nacional de Electricidad S.A.	1,180
173		Enersis SA	56
1,890		S.A.C.I. Falabella, SA	6,604
			7,840
		China: 0.9%
18,000		Aluminum Corp. of China Ltd.	10,958

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		China (continued)
12,000		Angang New Steel Co., Ltd.	$11,129
67,000		Bank of China Ltd.	25,964
16,000		Beijing Capital International Airport Co., Ltd.	13,216
8,000		China Coal Energy Co. - Shares H	8,458
69,000		China Construction Bank	46,041
10,500		China COSCO Holdings Co., Ltd.	9,572
11,000		China Life Insurance Co., Ltd.	40,979
10,000		China Oilfield Services Ltd.	9,265
32,000		China Petroleum & Chemical Corp.	25,255
6,000		China Shenhua Energy Co., Ltd.	14,718
6,000		China Shipping Development Co., Ltd.	7,877
36,000		China Telecom Corp., Ltd.	14,774
22,000		Datang International Power Generation Co., Ltd.	12,280
26,000		Fujian Zijin Mining Industry Co., Ltd.	12,992
20,000		Huaneng Power International, Inc.	13,297
65,000		Industrial and Commercial Bank of China Ltd.	39,286
10,000		Jiangxi Copper Co., Ltd.	10,014
10,000		Parkson Retail Group Ltd.	11,091
32,000		PetroChina Co., Ltd.	33,219
22,000		PICC Property & Casualty Insurance	8,670
2,500		Ping An Insurance Group Co. of China Ltd.	14,640
300	@	Suntech Power Holdings Co., Ltd. ADR	10,761
2,000		Tencent Holdings Ltd.	14,619
10,000		Tingyi Cayman Islands Holding Corp.	11,683
36,000		Want Want China Holdings Ltd.	13,144
12,000		Yanzhou Coal Mining Co., Ltd.	12,374
			456,276
		Czech Republic: 0.0%
300		CEZ A/S	18,639
			18,639
		Denmark: 0.4%
2		AP Moller - Maersk A/S - Class A	17,252
150		Coloplast A/S	11,132
200		D/S Norden	9,630
1,000		DSV A/S	15,920
200	@	Genmab A/S	11,467
675		Novo-Nordisk A/S	34,994
175		Novozymes A/S	15,595
250		TDC A/S	12,785
350	@	Vestas Wind Systems A/S	30,550
250	@	William Demant Holding	11,244
			170,569
		Finland: 0.5%
901		Elisa OYJ	17,680
737		Fortum OYJ	24,733
631		Kone OYJ	17,173
461		Metso OYJ	11,307
687		Neste Oil OYJ	14,328
6,133		Nokia OYJ	114,389
773		Orion OYJ	13,096
611		Rautaruukki OYJ	12,211
369		Wartsila OYJ	15,545
			240,462
		France: 3.5%
384		Accor SA	20,508
569		Air France-KLM	13,027
351		Air Liquide	38,569
3,889	@	Alcatel SA	14,987
346		Alstom	26,265
2,620		AXA SA	85,764
1,396		BNP Paribas	133,258
266		Bourbon SA	13,244
423		Capgemini SA	19,983
913		Carrefour SA	43,054
207		Casino Guichard Perrachon SA	18,470
200		Christian Dior SA	15,168
922		Cie de Saint-Gobain	47,694
443	@	Compagnie Generale de Geophysique SA	14,056
328		Compagnie Generale des Etablissements Michelin	21,245
1,521		Credit Agricole SA	29,294
313		Dassault Systemes SA	16,771
479		Electricite de France	34,638
696	@	Eutelsat Communications	18,514
2,934		France Telecom SA	82,297
1,903		Gaz de France	99,006
860		Groupe Danone	61,001
139		Hermes International	22,615
259		Lafarge SA	27,270
332		L’Oreal SA	32,577
452		LVMH Moet Hennessy Louis Vuitton SA	39,683
2,834		Natixis	9,490
154		Neopost SA	14,521

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		France (continued)
161		Nexans SA	$14,322
263		Pernod-Ricard SA	23,168
197		PPR	17,627
215		Remy Cointreau SA	10,139
309		Renault SA	19,692
809		Rhodia SA - Reg	12,642
989		Safran SA	17,308
1,579		Sanofi-Aventis	103,812
373		Schneider Electric SA	32,031
836		Societe Generale	75,097
295		Sodexho Alliance SA	17,409
823	@	Suez Environnement SA	20,264
286		Thales SA	14,433
3,361		Total SA	204,180
266		Valeo SA	8,050
692		Veolia Environnement	28,470
647		Vinci SA	30,484
1,873		Vivendi	58,720
178		Wendel Investissement	14,197
233		Zodiac SA	11,112
			1,746,126
		Germany: 2.9%
707		Allianz AG	97,411
11		Allianz Lebensversicherungs AG	12,434
85		AMB Generali Holding AG	12,991
116		Axel Springer AG	10,453
1,536		BASF AG	74,142
1,209		Bayer AG	88,749
294		Celesio AG	12,818
925		Commerzbank AG	14,253
264		Continental AG	21,780
1,546		DaimlerChrysler AG	78,064
802		Deutsche Bank AG	58,235
312		Deutsche Boerse AG	28,895
1,400		Deutsche Post AG	29,368
4,710		Deutsche Telekom AG	71,565
3,110		E.ON AG	157,955
200		EnBW Energie Baden-Wuerttemberg AG	11,707
539		Fresenius Medical Care AG & Co. KGaA	27,849
496		Henkel KGaA	15,198
194		Hochtief AG	9,325
742		Hypo Real Estate Holding AG	4,229
2,249	@	Infineon Technologies AG	12,614
274		K+S AG	19,510
217		Linde AG	23,240
281		MAN AG	19,115
122		Merck KGaA	13,010
455		MTU Aero Engines Holding AG	12,475
337		Muenchener Rueckversicherungs AG	50,997
202	@	Q-Cells AG	17,172
489		Rhoen Klinikum AG	13,869
643		RWE AG	61,710
162		Salzgitter AG	16,693
1,369		SAP AG	72,853
1,504		Siemens AG	141,462
278		Solarworld AG	12,123
221		Volkswagen AG	86,782
72		Wacker Chemie AG	10,402
			1,421,448
		Greece: 0.2%
800	@	Emporiki Bank of Greece SA	10,440
1,201		Intralot SA - Integrated Lottery Systems & Services	10,259
953		National Bank of Greece SA	38,620
922		Piraeus Bank SA	19,198
600		Public Power Corp.	9,256
			87,773
		Guernsey: 0.0%
700	@	Amdocs Ltd.	19,166
			19,166
		Hong Kong: 1.0%
20,000		Agile Property Holdings Ltd.	9,137
3,000		Cheung Kong Holdings Ltd.	33,986
8,000		China Everbright Ltd.	12,836
2,000		China Merchants Holdings International Co., Ltd.	6,415
8,000		China Mobile Ltd.	80,141
5,500		China Netcom Group Corp. Hong Kong Ltd.	12,179
8,000		China Overseas Land & Investment Ltd.	9,696
6,000		China Resources Enterprise	14,650
6,000		China Resources Power Holdings Co.	13,107
12,000		China Unicom Ltd.	17,896
3,000		CLP Holdings Ltd.	24,200
27,000		CNOOC Ltd.	30,332

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Hong Kong (continued)
8,000		Cosco Pacific Ltd.	$9,182
2,700	@	Dairy Farm International Holdings Ltd.	13,500
2,900		Esprit Holdings Ltd.	17,976
1,300		Hang Seng Bank Ltd.	24,575
2,000		Hong Kong Exchanges and Clearing Ltd.	24,633
4,000		Hong Kong Land Holdings Ltd.	11,840
3,500		HongKong Electric Holdings	21,983
4,000		Hopewell Holdings	14,527
4,000		Hutchison Whampoa Ltd.	30,722
4,000		Hysan Development Co., Ltd.	10,412
500		Jardine Strategic Holdings Ltd.	7,111
4,000		Li & Fung Ltd.	9,788
26,000		PCCW Ltd.	10,834
3,000		Sun Hung Kai Properties Ltd.	30,914
6,000		Wharf Holdings Ltd.	17,142
			519,714
		Hungary: 0.1%
200		Mol Magyar Olaj- es Gazipari Rt	18,287
500	@	OTP Bank Nyrt	18,095
100		Richter Gedeon Nyrt	18,305
			54,687
		Indonesia: 0.1%
27,500		Bank Rakyat Indonesia	15,537
38,500		Bumi Resources Tbk PT	12,804
43,500		Perusahaan Gas Negara PT	9,857
28,500		Telekomunikasi Indonesia Tbk PT	21,288
			59,486
		Ireland: 0.2%
1,664		Allied Irish Banks PLC	13,679
2,811		Anglo Irish Bank Corp. PLC	15,323
2,861		Bank of Ireland - London Exchange	16,279
1,197		CRH PLC	25,331
1,778		Irish Life & Permanent PLC	12,456
			83,068
		Israel: 0.1%
400	@	Check Point Software Technologies	9,096
1,126		Teva Phaemaceutical Industries Ltd.	51,721
			60,817
		Italy: 1.2%
759		ACEA S.p.A.	10,870
5,001		AEM S.p.A.	12,761
1,651		Alleanza Assicurazioni SpA	15,176
1,639		Assicurazioni Generali S.p.A.	54,410
1,100		Banca Popolare dell’Emilia Romagna Scrl	15,769
1,600		Banca Popolare di Sondrio Scarl	16,059
845		Banche Popolari Unite Scpa	18,511
1,515		Bulgari S.p.A.	13,561
378		Credito Bergamasco S.p.A	13,682
6,864		Enel S.p.A.	57,298
3,332		ENI S.p.A.	88,318
1,533		Fiat S.p.A	20,600
763		Finmeccanica S.p.A.	16,540
504		Fondiaria-Sai S.p.A.	11,896
15,496		Intesa Sanpaolo S.p.A.	85,221
624		Luxottica Group S.p.A.	14,357
6,467		Parmalat S.p.A	15,265
533		Saipem S.p.A.	15,948
1,783		Snam Rete Gas S.p.A.	10,775
15,799		Telecom Italia S.p.A.	23,513
17,924		Telecom Italia S.p.A. RNC	20,318
17,706		UniCredito Italiano S.p.A.	66,209
			617,057
		Japan: 6.2%
600		Advantest Corp.	12,687
1,900		Aeon Co., Ltd.	19,412
3,000		All Nippon Airways Co., Ltd.	10,687
3,000		Amada Co., Ltd.	16,475
1,100		Asahi Breweries Ltd.	19,279
400		Astellas Pharma, Inc.	16,808
500		Benesse Corp.	20,422
900		Bridgestone Corp.	17,038
1,700		Canon, Inc.	64,448
900		Casio Computer Co., Ltd.	8,450
3		Central Japan Railway Co.	28,289
2,000		Chiyoda Corp.	14,778
1,000		Chubu Electric Power Co., Inc.	23,563
600		Chugai Pharmaceutical Co., Ltd.	9,777
600		Chugoku Electric Power Co., Inc.	12,301
1,600		Citizen Watch Co., Ltd.	11,089
1,100		Daiichi Sankyo Co., Ltd.	28,343
300		Daito Trust Construction Co., Ltd.	11,158
3,000		Daiwa Securities Group, Inc.	21,851

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
6		East Japan Railway Co.	$44,746
500		Eisai Co., Ltd.	19,525
400		Fanuc Ltd.	30,093
100		Fast Retailing Co., Ltd.	10,197
600		Fuji Photo Film Co., Ltd.	15,469
3,000		Fujikura Ltd.	11,654
3,000		Furukawa Electric Co., Ltd.	13,248
600		Hitachi Construction Machinery Co., Ltd.	14,830
3,000		Hitachi Ltd.	20,253
600		Hokkaido Electric Power Co., Inc.	12,528
600		Hokuriku Electric Power Co.	14,438
2,300		Honda Motor Co., Ltd.	69,765
800		Hoya Corp.	15,870
500		Ibiden Co., Ltd.	12,172
9,000		Ishikawajima - Harima Heavy Industries Co., Ltd.	14,142
5,000		Isuzu Motors Ltd.	13,895
3,000		Itochu Corp.	18,072
2,000		J Front Retailing Co., Ltd.	11,538
7,000	@	Japan Airlines Corp.	14,414
10		Japan Tobacco, Inc.	37,691
1,000		JFE Holdings, Inc.	31,016
1,100		JSR Corp.	14,669
3,000		Kajima Corp.	9,063
1,200		Kansai Electric Power Co., Inc.	26,698
1,000		Kao Corp.	26,818
7,000		Kawasaki Heavy Industries Ltd.	14,935
4		KDDI Corp.	22,659
2,000		Keio Corp.	10,771
100		Keyence Corp.	19,948
4,000		Kintetsu Corp.	13,939
1,600		Komatsu Ltd.	26,194
1,000		Konica Minolta Holdings, Inc.	11,429
3,000		Kubota Corp.	18,922
1,500		Kuraray Co., Ltd.	14,910
400		Kurita Water Industries Ltd.	9,369
1,000		Kyowa Hakko Kogyo Co., Ltd.	10,517
600		Kyushu Electric Power Co., Inc.	12,507
300		Lawson, Inc.	13,835
700		Makita Corp.	14,340
4,000		Marubeni Corp.	18,132
3,000		Matsushita Electric Industrial Co., Ltd.	51,719
800		Millea Holdings, Inc.	29,371
3,000		Minebea Co., Ltd.	11,252
3,500		Mitsubishi Chemical Holdings Corp.	18,500
2,000		Mitsubishi Corp.	41,720
4,000		Mitsubishi Electric Corp.	26,988
2,000		Mitsubishi Estate Co., Ltd.	39,410
6,000		Mitsubishi Heavy Industries Ltd.	26,061
14,100		Mitsubishi UFJ Financial Group, Inc.	122,956
2,000		Mitsui & Co., Ltd.	24,829
6,000		Mitsui Engineering & Shipbuilding Co., Ltd.	10,944
1,000		Mitsui Fudosan Co., Ltd.	19,322
2,000		Mitsui OSK Lines Ltd.	17,377
700	@	Mitsui Sumitomo Insurance Group Holdings, Inc.	23,840
16		Mizuho Financial Group, Inc.	69,970
1,100		Mori Seiki Co., Ltd.	13,292
4,000		Nagoya Railroad Co., Ltd.	11,387
1,100		Namco Bandai Holdings, Inc.	12,093
1,000		NGK Insulators Ltd.	12,242
100		Nintendo Co., Ltd.	42,417
1,000		Nippon Electric Glass Co., Ltd.	9,058
3,000		Nippon Express Co., Ltd.	13,393
6		Nippon Paper Group, Inc.	17,534
3,000		Nippon Sheet Glass Co., Ltd.	15,536
8,000		Nippon Steel Corp.	30,201
14		Nippon Telegraph & Telephone Corp.	62,488
4,000		Nissan Motor Co., Ltd.	27,047
400		Nissin Food Products Co., Ltd.	14,256
3,300		Nomura Holdings, Inc.	43,065
600		Nomura Research Institute Ltd.	12,349
4		NTT Data Corp.	15,814
34		NTT DoCoMo, Inc.	54,424
2,000		OJI Paper Co., Ltd.	10,055
2,000		Okuma Corp.	11,605
300		Ono Pharmaceutical Co., Ltd.	13,860
200		Oriental Land Co., Ltd.	13,559
150		ORIX Corp.	18,781
4,000		Osaka Gas Co., Ltd.	13,773
13		Resona Holdings, Inc.	17,537
7,000	@	Sanyo Electric Co., Ltd.	12,154
300		Secom Co., Ltd.	12,497
500		Seiko Epson Corp.	11,628

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Japan (continued)
1,400		Seven & I Holdings Co., Ltd.	$40,222
500		Shikoku Electric Power Co.	12,505
700		Shin-Etsu Chemical Co., Ltd.	33,286
1,000		Shionogi & Co., Ltd.	20,254
1,000		Shiseido Co., Ltd.	22,393
1,300		Softbank Corp.	16,941
94		Softbank Investment Corp.	14,072
5,900		Sojitz Corp.	13,675
2,000		Sompo Japan Insurance, Inc.	16,975
1,500		Sony Corp.	46,256
4		Sony Financial Holdings, Inc.	15,749
600		Stanley Electric Co., Ltd.	8,802
1,700		Sumitomo Corp.	15,851
7,000		Sumitomo Metal Industries Ltd.	21,701
11		Sumitomo Mitsui Financial Group, Inc.	68,966
1,000		Sumitomo Realty & Development Co., Ltd.	21,779
2,000		Sumitomo Trust & Banking Co., Ltd.	13,325
1,000		Taiyo Yuden Co., Ltd.	9,878
1,300		Takeda Pharmaceutical Co., Ltd.	65,456
300		TDK Corp.	15,026
2,000		Tobu Railway Co., Ltd.	9,698
500		Toho Co. Ltd.	10,464
2,000		Toho Gas Co., Ltd.	11,031
800		Tohoku Electric Power Co., Inc.	17,196
2,000		Tokuyama Corp.	11,604
1,800		Tokyo Electric Power Co., Inc.	44,288
4,000		Tokyo Gas Co., Ltd.	16,690
3,000		Tokyu Corp.	14,333
2,000		Tokyu Land Corp.	7,434
600		Toyo Seikan Kaisha Ltd.	9,210
3,300		Toyota Motor Corp.	141,083
700		Toyota Tsusho Corp.	9,171
500		Trend Micro, Inc.	18,951
4		West Japan Railway Co.	17,130
210		Yamada Denki Co., Ltd.	15,918
1,000		Yamaha Motor Co., Ltd.	13,658
1,000		Yamato Holdings Co., Ltd.	11,200
			3,070,541
		Jersey: 0.0%
302		Randgold Resources Ltd.	12,262
			12,262
		Luxembourg: 0.2%
1,443		Arcelor Mittal	73,038
200	@	Millicom International Cellular SA	13,734
900		Tenaris SA	16,985
			103,757
		Malaysia: 0.1%
13,300		Astro All Asia Networks PLC	11,731
7,400		Malayan Banking BHD	14,832
18,100		Resorts World BHD	13,484
9,000	@	TM International Bhd	14,739
			54,786
		Mauritius: 0.0%
50,000		Golden Agri-Resources Ltd.	11,148
			11,148
		Mexico: 0.4%
33,100		America Movil SA de CV - Series L	76,754
12,000	@	Cemex SAB de C.V.	20,738
4,100		Fomento Economico Mexicano SA de CV ADR	15,682
5,100		Grupo Financiero Inbursa SA	17,534
10,300		Grupo Mexico SA de CV	10,831
2,800		Grupo Modelo SA	11,905
3,400		Grupo Televisa SA	14,963
4,200		Wal-Mart de Mexico SA de CV	14,709
			183,116
		Morocco: 0.0%
600		Douja Promotion Groupe Addoha SA	11,880
			11,880
		Netherlands: 1.6%
1,920		Aegon NV	16,987
500		Akzo Nobel NV	24,004
806		ASML Holding NV	14,086
500		Chicago Bridge & Iron Co. NV	9,620
891		European Aeronautic Defence and Space Co. NV	15,205
563		Heineken NV	22,620
278		Hunter Douglas NV	11,299
3,114	**	ING Groep NV	66,757
2,277		Koninklijke Ahold NV	26,303
971		Koninklijke BAM Groep NV	12,585
1,674		Koninklijke Philips Electronics NV	45,420
559	@	Qiagen NV	11,015
320		Randstad Holdings NV	8,414

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Netherlands (continued)
1,307		Reed Elsevier NV	$19,389
6,013		Royal Dutch Shell PLC - Class A	173,657
4,691		Royal Dutch Shell PLC - Class B	131,783
2,900		Royal KPN NV	41,882
734		SBM Offshore NV	15,714
1,001		SNS Reaal	11,424
2,808		Unilever NV	79,042
178		Van Lanschot NV	12,358
			769,564
		Norway: 0.3%
1,100		Acergy SA	11,120
750		Aker Kvaerner ASA	12,145
1,000	@	Petroleum Geo-Services ASA	13,214
750	@	Renewable Energy Corp. A/S	13,903
2,450		Statoil ASA	58,220
3,800		Storebrand ASA	22,585
800	@	Subsea 7, Inc.	10,828
			142,015
		Philippines: 0.1%
330		Philippine Long Distance Telephone Co.	18,997
2,100		SM Investments Corp.	11,767
			30,764
		Poland: 0.2%
243		Bank Pekao SA	17,540
178		Bank Zachodni WBK SA	11,462
100	@	BRE Bank SA	13,191
2,900	@	Getin Holding SA	11,025
1,100	@	Globe Trade Centre SA	10,107
536		KGHM Polska Miedz SA	11,353
800		Polski Koncern Naftowy SA	11,550
1,789		Telekomunikacja Polska SA	17,064
			103,292
		Russia: 0.4%
700		Lukoil-Spon ADR	41,959
4,300	@	OAO Gazprom ADR	137,413
			179,372
		Singapore: 0.3%
2,000		City Developments Ltd.	12,506
11,000		Cosco Corp. Singapore Ltd.	11,806
5,000		Fraser and Neave Ltd.	12,541
1,000		Great Eastern Holdings Ltd.	9,402
1,000		Jardine Cycle & Carriage Ltd.	11,000
2,000		Keppel Corp., Ltd.	11,052
4,000		Singapore Exchange Ltd.	17,425
6,000		Singapore Press Holdings Ltd.	16,740
12,000		Singapore Telecommunications Ltd.	27,429
3,000		United Overseas Bank Ltd.	35,864
			165,765
		South Africa: 0.6%
733		ABSA Group Ltd.	9,556
2,789		African Bank Investments Ltd.	8,613
161		Anglo Platinum Ltd.	14,681
1,442		Barloworld Ltd.	11,228
1,004		Exxaro Resources Ltd.	10,529
7,742		FirstRand Ltd.	15,942
934		Impala Platinum Holdings Ltd.	19,067
1,800		MTN Group Ltd.	25,399
800		Naspers Ltd.	15,801
1,037		Nedcor Ltd.	13,130
762		Remgro Ltd.	17,634
3,961		RMB Holdings Ltd.	12,700
5,973		Sanlam Ltd.	12,690
800		Sasol Ltd.	34,145
2,370		Shoprite Holdings Ltd.	13,303
1,875		Standard Bank Group Ltd.	21,551
6,100	@	Steinhoff International Holdings Ltd.	11,719
616		Telkom SA Ltd.	7,882
			275,570
		South Korea: 1.1%
112	@	CJ CheilJedang Corp.	18,211
172		Daelim Industrial Co.	10,686
1,400		Daewoo Engineering & Construction Co., Ltd.	16,183
500		Daewoo Shipbuilder & Marine Engine Co., Ltd.	12,621
400		Hanjin Heavy Industries & Construction	11,980
100	@	Hite Brewery Co., Ltd.	18,228
800	@	Hynix Semiconductor, Inc.	12,826
63		Hyundai Mipo Dockyard Co., Ltd.	9,226
1,040		Industrial Bank of Korea	12,582
661		Kookmin Bank	29,848
149	@	Korea Express Co., Ltd.	12,070
390		Korea Investment Holdings Co., Ltd.	10,668
360		KT Corp.	12,431

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		South Korea (continued)
700	@	KT Freetel Co., Ltd.	$17,347
203		KT&G Corp.	15,151
220		LG Chem Ltd.	17,261
600		LG Display Co., Ltd.	15,282
3,050		Macquarie Korea Infrastructure Fund	14,151
143		Mirae Asset Securities Co., Ltd.	12,596
200		Posco	75,028
420		Samsung Card Co.	14,327
214		Samsung Electronics Co., Ltd.	98,066
600		Samsung Heavy Industries Co., Ltd.	15,976
200	@	Samsung SDI Co., Ltd.	14,611
700		Shinhan Financial Group Ltd.	24,301
200		S-Oil Corp.	11,520
			533,177
		Spain: 1.4%
1,065		Abertis Infraestructuras SA	20,963
129		Acciona SA	19,661
6,508		Banco Bilbao Vizcaya Argentaria SA	105,239
11,281		Banco Santander Central Hispano SA	169,150
1,476		Bankinter SA	18,553
327		Corporacion Financiera Alba SA	13,492
2,982		Criteria Caixacorp SA	14,337
311		Endesa SA	11,364
1,878		Faes Farma SA	14,316
468		Gamesa Corp. Tecnologica SA	16,035
610		Grifols SA	15,586
3,104	@	Iberdrola Renovables	13,563
6,171		Iberdrola SA	62,691
1,591		Repsol YPF SA	47,151
7,404		Telefonica SA	176,049
			718,150
		Sweden: 0.8%
1,400		Atlas Copco AB	15,905
1,200		Atlas Copco AB - Class B	12,125
925		Hennes & Mauritz AB	37,875
900		Hexagon AB	10,303
1,800		Husqvarna AB - B Shares	13,539
1,600	@	Lundin Petroleum AB	13,368
800		Meda AB	7,817
3,800		Nordea Bank AB	45,368
1,400		Scania AB - B Shares	17,243
1,800		Securitas AB	20,275
800		Skandinaviska Enskilda Banken AB	12,478
1,600		Svenska Cellulosa AB - B Shares	16,949
1,100		Svenska Handelsbanken AB	24,636
775		Swedbank AB	10,132
600		Swedish Match AB	10,488
1,000		Tele2 AB - B Shares	11,412
1,600		Telefonaktiebolaget LM Ericsson	14,941
5,000		Telefonaktiebolaget LM Ericsson - B	47,484
2,000		TeliaSonera AB	11,366
2,500		Volvo AB	22,586
300	@	Vostok Gas Ltd.	11,175
16,300	@	West Siberian Resources Ltd. GDR	13,354
			400,819
		Switzerland: 2.9%
4,065	@	ABB Ltd.	78,773
500		ACE Ltd.	27,065
212	@	Actelion Ltd. - Reg	10,924
444		Adecco SA	19,288
100		Alcon, Inc.	16,151
200	@	Aryzta AG	7,799
120		Basler Kantonalbank	12,369
1,852		Compagnie Financiere Richemont AG	81,828
1,625		Credit Suisse Group	75,891
625		Holcim Ltd.	45,807
434		Julius Baer Holding AG - Reg	21,583
1		Lindt & Spruengli AG	27,066
748	@	Logitech International SA	17,074
152		Lonza Group AG	19,072
100	@	Mettler Toledo International, Inc.	9,800
6,001		Nestle SA	259,348
494		Nobel Biocare Holding AG	16,524
3,640		Novartis AG	191,644
269	@	Petroplus Holdings AG	10,290
190	@	PSP Swiss Property AG	11,059
1,162		Roche Holding AG	181,902
100		Roche Holding AG	15,705
1,401		STMicroelectronics NV	14,206
41		Straumann Holding AG	11,360
93		Swatch Group AG - BR	17,166
465		Swiss Reinsurance	25,810

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Switzerland (continued)
204		Syngenta AG	$43,020
4,678	@	UBS AG - Reg	79,958
82		Valiant Holding	14,511
1,182		Xstrata PLC	36,836
211		Zurich Financial Services AG	58,430
			1,458,259
		Thailand: 0.1%
3,600		Advanced Info Service PCL	8,652
1,200		Banpu Public Co., Ltd.	10,567
2,200		PTT PLC	14,990
5,800		Siam Commercial Bank PCL	11,734
			45,943
		Turkey: 0.1%
2,816		Akbank TAS	14,417
2,135		Eregli Demir ve Celik Fabrikalari TAS	10,738
3,700		Haci Omer Sabanci Holding A/S	13,913
3,302	@	KOC Holding A/S	9,990
4,561	@	Turkiye Garanti Bankasi A/S	10,794
2,027		Turkiye Halk Bankasi	9,035
			68,887
		United Kingdom: 6.3%
1,436		Amec PLC	16,471
2,247		Anglo American PLC	75,903
1,896		Antofagasta PLC	13,773
5,899		ARM Holdings PLC	10,251
1,361		Associated British Foods PLC	17,271
2,294		AstraZeneca PLC	100,384
727	@	Autonomy Corp. PLC	13,498
4,013		Aviva PLC	34,906
6,028		BAE Systems PLC	44,438
12,544		Barclays PLC	74,529
5,466		BG Group PLC	99,131
3,678		BHP Billiton PLC	83,322
30,611		BP PLC	254,936
2,301		British American Tobacco PLC	75,121
1,824		British Energy Group PLC	24,786
2,653		British Sky Broadcasting PLC	19,738
14,032		BT Group PLC	40,679
1,250		Bunzl PLC	14,706
2,030		Burberry Group PLC	14,354
3,927		Cable & Wireless PLC	11,662
2,046		Cadbury PLC	20,570
1,455		Capita Group PLC	18,108
6,779		Centrica PLC	38,144
2,789		Cobham PLC	9,481
4,513		Diageo PLC	76,989
1,820		Firstgroup PLC	17,375
8,476		GlaxoSmithKline PLC	183,612
10,470		Hays PLC	15,161
8,072		HBOS PLC	18,313
19,695		HSBC Holdings PLC	318,629
1,426		ICAP PLC	9,198
1,886		Imperial Tobacco Group PLC	60,542
2,898		Inchcape PLC	9,789
1,650		Inmarsat PLC	14,425
907		Intercontinental Hotels Group PLC	11,238
2,341		International Power PLC	15,148
3,777	@	Invensys PLC	14,034
1,971		Investec PLC	10,769
2,291		J Sainsbury PLC	14,368
1,026		Kazakhmys PLC	10,775
3,900		Ladbrokes PLC	13,170
8,806		Lloyds TSB Group PLC	35,385
7,155		LogicaCMG PLC	13,999
271		Lonmin PLC	11,084
2,300		Man Group PLC	14,055
2,956		Mitchells & Butlers PLC	11,719
918		National Express Group PLC	13,275
4,102		National Grid PLC	52,067
200	@	NDS Group PLC ADR	11,178
2,253		Northumbrian Water Group PLC	11,561
8,680		Old Mutual PLC	12,150
1,976		Pearson PLC	21,407
1,167		Pennon Group PLC	12,288
1,711		Persimmon PLC	12,450
4,011		Prudential PLC	36,572
3,793		QinetiQ PLC	14,109
1,020		Reckitt Benckiser PLC	49,454
2,448		Reed Elsevier PLC	24,376
8,584		Rentokil Initial PLC	10,650
1,786		Rexam PLC	12,689
1,460		Rio Tinto PLC	91,628

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United Kingdom (continued)
5,127		Royal & Sun Alliance Insurance Group	$13,708
26,505		Royal Bank of Scotland Group PLC	85,502
1,181		SABMiller PLC	23,059
5,132		Sage Group PLC	17,975
505		Schroders PLC	9,316
1,434		Scottish & Southern Energy PLC	36,489
468		Severn Trent PLC	11,356
988		Shire Ltd.	15,623
1,524		Smith & Nephew PLC	16,096
891		Smiths Group PLC	16,157
2,410		Stagecoach Group PLC	10,952
1,600		Standard Chartered PLC	39,369
3,905		Standard Life PLC	17,024
1,277		Tate & Lyle PLC	8,773
15,157		Tesco PLC	105,416
586		Thomson Reuters PLC	13,094
2,869		Unilever PLC	78,010
550		Vedanta Resources PLC	11,528
87,811		Vodafone Group PLC	193,924
500		Willis Group Holdings Ltd.	16,130
			3,151,294
		United States: 36.4%
1,200		3M Co.	81,972
2,500		Abbott Laboratories	143,950
1,100	@	Activision Blizzard, Inc.	16,973
700	@	Adobe Systems, Inc.	27,629
700	@	Aecom Technology Corp.	17,108
1,800	@	AES Corp.	21,042
900		Aetna, Inc.	32,499
400	@	Affiliated Computer Services, Inc.	20,252
800		Aflac, Inc.	47,000
500	@	Agilent Technologies, Inc.	14,830
300		Air Products & Chemicals, Inc.	20,547
400		AK Steel Holding Corp.	10,368
800	@	Akamai Technologies, Inc.	13,952
600		Alberto-Culver Co.	16,344
1,900		Alcoa, Inc.	42,902
300		Allegheny Energy, Inc.	11,031
400		Allegheny Technologies, Inc.	11,820
700		Allergan, Inc.	36,050
300	@	Alliance Data Systems Corp.	19,014
100	@	Alliant Techsystems, Inc.	9,394
400		Allied World Assurance Holdings Ltd.	14,208
900		Allstate Corp.	41,508
200	@	Alpha Natural Resources, Inc.	10,286
800		Altera Corp.	16,544
3,400		Altria Group, Inc.	67,456
500	@	Amazon.com, Inc.	36,380
400		Ameren Corp.	15,612
500		American Electric Power Co., Inc.	18,515
1,700		American Express Co.	60,231
500	@	American Tower Corp.	17,985
1,600	@	Amgen, Inc.	94,832
1,100		Anadarko Petroleum Corp.	53,361
600		Analog Devices, Inc.	15,810
1,200		Anheuser-Busch Cos., Inc.	77,856
500		AON Corp.	22,480
600		Apache Corp.	62,568
200	@	Apollo Group, Inc. - Class A	11,860
1,400	@	Apple, Inc.	159,124
300		Applied Biosystems, Inc.	10,275
2,200		Applied Materials, Inc.	33,286
300		Aptargroup, Inc.	11,733
700		Aqua America, Inc.	12,446
400		Arch Coal, Inc.	13,156
1,100		Archer-Daniels-Midland Co.	24,101
500		Arthur J. Gallagher & Co.	12,830
30	@	Ascent Media Corp.	732
300		Assurant, Inc.	16,500
9,600		AT&T, Inc.	268,032
2,800	@	Atmel Corp.	9,492
500	@	Autodesk, Inc.	16,775
1,000		Automatic Data Processing, Inc.	42,750
400		Avery Dennison Corp.	17,792
500	@	Avnet, Inc.	12,315
700		Avon Products, Inc.	29,099
600		Baker Hughes, Inc.	36,324
300		Ball Corp.	11,847
7,400		Bank of America Corp.	259,000
200		Bank of Hawaii Corp.	10,690
1,800		Bank of New York Mellon Corp.	58,644
200	@	Barr Pharmaceuticals, Inc.	13,060

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
1,100		Baxter International, Inc.	$72,193
800		BB&T Corp.	30,240
600	@	BE Aerospace, Inc.	9,498
400		Becton Dickinson & Co.	32,104
500	@	Bed Bath & Beyond, Inc.	15,705
400		Bemis Co.	10,484
900		Best Buy Co., Inc.	33,750
400	@	Big Lots, Inc.	11,132
400	@	Biogen Idec, Inc.	20,116
300	@	BJ’s Wholesale Club, Inc.	11,658
600	@	BMC Software, Inc.	17,178
1,300		Boeing Co.	74,555
200		BOK Financial Corp.	9,682
2,900	@	Boston Scientific Corp.	35,583
3,000		Bristol-Myers Squibb Co.	62,550
800		Broadridge Financial Solutions ADR	12,312
1,800	@	Brocade Communications Systems, Inc.	10,476
700		Brown & Brown, Inc.	15,134
200		Brown-Forman Corp.	14,362
300		Bucyrus International, Inc.	13,404
500		Burlington Northern Santa Fe Corp.	46,215
400		Cabot Corp.	12,712
1,000	@	Calpine Corp.	13,000
600		Capital One Financial Corp.	30,600
300		Capitol Federal Financial	13,299
400		Cardinal Health, Inc.	19,712
500	@	Career Education Corp.	8,175
400		Carlisle Cos., Inc.	11,988
800	@	Carmax, Inc.	11,200
700		Carnival Corp.	24,745
1,100		Caterpillar, Inc.	65,560
800	@	CB Richard Ellis Group, Inc.	10,696
1,400		CBS Corp. - Class B	20,412
700	@	Celgene Corp.	44,296
700		Centex Corp.	11,340
200	@	Cerner Corp.	8,928
1,500		Charles Schwab Corp.	39,000
1,000		Chesapeake Energy Corp.	35,860
3,400		Chevron Corp.	280,432
200	@	Chipotle Mexican Grill, Inc.	11,098
600		Chubb Corp.	32,940
600		Cincinnati Financial Corp.	17,064
9,900	@	Cisco Systems, Inc.	223,344
1,400		CIT Group, Inc.	9,744
8,800		Citigroup, Inc.	180,488
200		City National Corp.	10,860
200		Cleveland-Cliffs, Inc.	10,588
300		Clorox Co.	18,807
100		CME Group, Inc.	37,151
600	@	Coach, Inc.	15,024
3,700		Coca-Cola Co.	195,656
700	@	Cognizant Technology Solutions Corp.	15,981
900		Colgate-Palmolive Co.	67,815
4,800		Comcast Corp. – Class A	94,224
300		Commerce Bancshares, Inc.	13,920
600		Commercial Metals Co.	10,134
2,500		ConocoPhillips	183,125
400		Consol Energy, Inc.	18,356
600		Consolidated Edison, Inc.	25,776
400		Constellation Energy Group, Inc.	9,720
1,000	@	Continental Airlines, Inc.	16,680
1,000	@	Convergys Corp.	14,780
300		Con-way, Inc.	13,233
400		Corn Products International, Inc.	12,912
2,600		Corning, Inc.	40,664
400		Corporate Executive Board Co.	12,500
700		Costco Wholesale Corp.	45,451
100	@	Covance, Inc.	8,841
200		CR Bard, Inc.	18,974
700	@	Crown Holdings, Inc.	15,547
700		CSX Corp.	38,199
200		Cullen/Frost Bankers, Inc.	12,000
400		Cummins, Inc.	17,488
2,300		CVS Caremark Corp.	77,418
400	@	Cypress Semiconductor Corp.	2,088
1,000		D.R. Horton, Inc.	13,020
400		Danaher Corp.	27,760
600		Deere & Co.	29,700
3,000	@	Dell, Inc.	49,440
2,300	@	Delta Airlines, Inc.	17,135
800	@	Denbury Resources, Inc.	15,232
800		Devon Energy Corp.	72,960

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
200		DeVry, Inc.	$9,908
500		Diebold, Inc.	16,555
1,200	@	DIRECTV Group, Inc.	31,404
1,100		Discover Financial Services	15,202
300	@	Discovery Communications, Inc. - Class A	4,275
300	@	Discovery Communications, Inc. - Class C	4,248
700	@	Dish Network Corp.	14,700
1,000		Dominion Resources, Inc.	42,780
300		Donaldson Co., Inc.	12,573
1,500		Dow Chemical Co.	47,670
800	@	Dr Pepper Snapple Group, Inc.	21,184
500	@	DreamWorks Animation SKG, Inc.	15,725
300		DTE Energy Co.	12,036
1,800		Duke Energy Corp.	31,374
200		Dun & Bradstreet Corp.	18,872
300		Eastman Chemical Co.	16,518
1,000		Eastman Kodak Co.	15,380
400		Eaton Vance Corp.	14,092
2,300	@	eBay, Inc.	51,474
500		Ecolab, Inc.	24,260
600		Edison International	23,940
300	@	Edwards Lifesciences Corp.	17,328
1,500		EI Du Pont de Nemours & Co.	60,450
1,100		El Paso Corp.	14,036
700	@	Electronic Arts, Inc.	25,893
1,400		Eli Lilly & Co.	61,642
3,500	@	EMC Corp.	41,860
1,300		Emerson Electric Co.	53,027
200	@	Encore Acquisition Co.	8,356
200	@	Energizer Holdings, Inc.	16,110
300		Entergy Corp.	26,703
500		EOG Resources, Inc.	44,730
500		Equifax, Inc.	17,225
300		Equitable Resources, Inc.	11,004
300		Erie Indemnity Co.	12,681
400		Estee Lauder Cos., Inc.	19,964
1,000		Exelon Corp.	62,620
300	@	Express Scripts, Inc.	22,146
8,600		ExxonMobil Corp.	667,876
800		Family Dollar Stores, Inc.	18,960
600		FedEx Corp.	47,424
800		Fidelity National Information Services, Inc.	14,768
800		Fidelity National Title Group, Inc.	11,760
1,100		Fifth Third Bancorp.	13,090
400		First American Corp.	11,800
100	@	First Solar, Inc.	18,891
500		FirstEnergy Corp.	33,495
400	@	Fiserv, Inc.	18,928
600	@	Flir Systems, Inc.	23,052
200		FMC Corp.	10,278
300	@	FMC Technologies, Inc.	13,965
4,000	@	Ford Motor Co.	20,800
400		Forest City Enterprises, Inc.	12,268
700	@	Forest Laboratories, Inc.	19,796
300		Fortune Brands, Inc.	17,208
600		FPL Group, Inc.	30,180
300		Franklin Resources, Inc.	26,439
600		Freeport-McMoRan Copper & Gold, Inc.	34,110
600		Frontier Oil Corp.	11,052
900		Fulton Financial Corp.	9,819
1,200		Gap, Inc.	21,336
800	@	Genentech, Inc.	70,944
700		General Dynamics Corp.	51,534
16,100		General Electric Co.	410,551
600		General Mills, Inc.	41,232
1,200		General Motors Corp.	11,340
200	@	Gen-Probe, Inc.	10,610
300		Genuine Parts Co.	12,063
1,300		Genworth Financial, Inc.	11,193
500	@	Genzyme Corp.	40,445
1,500	@	Gilead Sciences, Inc.	68,370
400		Global Payments, Inc.	17,944
600		Goldman Sachs Group, Inc.	76,800
700	@	Goodyear Tire & Rubber Co.	10,717
400	@	Google, Inc. - Class A	160,208
400		Graco, Inc.	14,244
700		Great Plains Energy, Inc.	15,554
300		Greif, Inc.	19,686
300		Guess ?, Inc.	10,437
500		H&R Block, Inc.	11,375
1,600		Halliburton Co.	51,824
400	@	Hansen Natural Corp.	12,100

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
400		Harley-Davidson, Inc.	$14,920
400		Hartford Financial Services Group, Inc.	16,396
400		Hasbro, Inc.	13,888
600		Hawaiian Electric Industries	17,466
600		HCC Insurance Holdings, Inc.	16,200
600	@	Health Net, Inc.	14,160
700		Hearst-Argyle Television, Inc.	15,631
200	@	Henry Schein, Inc.	10,768
400		Hershey Co.	15,816
1,300	@	Hertz Global Holdings, Inc.	9,841
400		Hess Corp.	32,832
4,200		Hewlett-Packard Co.	194,208
700		HJ Heinz Co.	34,979
500	@	Hologic, Inc.	9,665
3,200		Home Depot, Inc.	82,848
1,300		Honeywell International, Inc.	54,015
500	@	Hospira, Inc.	19,100
800		Hudson City Bancorp., Inc.	14,760
1,400		Huntington Bancshares, Inc.	11,186
800		Illinois Tool Works, Inc.	35,560
200	@	ImClone Systems, Inc.	12,488
900	@	Ingram Micro, Inc.	14,463
200		Integrys Energy Group, Inc.	9,988
10,000		Intel Corp.	187,300
200	@	IntercontinentalExchange, Inc.	16,136
2,300		International Business Machines Corp.	269,008
400		International Flavors & Fragrances, Inc.	15,784
400		International Speedway Corp.	15,564
600		Intersil Corp.	9,948
500	@	Intuit, Inc.	15,805
100	@	Intuitive Surgical, Inc.	24,098
800		Invesco Ltd.	16,784
300		ITT Corp.	16,683
1,100		Jabil Circuit, Inc.	10,494
600		Janus Capital Group, Inc.	14,568
300		JB Hunt Transport Services, Inc.	10,011
700		Jefferies Group, Inc.	15,680
400		John Wiley & Sons, Inc.	16,180
4,600		Johnson & Johnson	318,688
900		Johnson Controls, Inc.	27,297
200		Joy Global, Inc.	9,028
6,000		JPMorgan Chase & Co.	280,200
700	@	Juniper Networks, Inc.	14,749
400		Kellogg Co.	22,440
700		Kimberly-Clark Corp.	45,388
500		KLA-Tencor Corp.	15,825
700	@	Kohl’s Corp.	32,256
2,900		Kraft Foods, Inc.	94,975
1,100		Kroger Co.	30,228
200		L-3 Communications Holdings, Inc.	19,664
300	@	Laboratory Corp. of America Holdings	20,850
400	@	Lam Research Corp.	12,596
200		Landstar System, Inc.	8,812
400	@	Las Vegas Sands Corp.	14,444
300	@	Leap Wireless International, Inc.	11,430
600		Leggett & Platt, Inc.	13,074
400		Lender Processing Services, Inc.	12,208
800		Lennar Corp.	12,152
4,300	@	Level 3 Communications, Inc.	11,610
900	@	Liberty Media Corp. - Entertainment	22,473
400	@	LifePoint Hospitals, Inc.	12,856
700		Limited Brands, Inc.	12,124
500	@	Lincare Holdings, Inc.	15,045
700		Linear Technology Corp.	21,462
1,000	@	LKQ Corp.	16,970
500		Lockheed Martin Corp.	54,835
2,900		Lowe’s Cos., Inc.	68,701
300		Lubrizol Corp.	12,942
200		M&T Bank Corp.	17,850
700		Manitowoc Co., Inc.	10,885
1,200		Marathon Oil Corp.	47,844
500	@	Mariner Energy, Inc.	10,250
1,000		Marsh & McLennan Cos., Inc.	31,760
900		Masco Corp.	16,146
100		Mastercard, Inc.	17,733
1,000		Mattel, Inc.	18,040
300		McCormick & Co., Inc.	11,535
600	@	McDermott International, Inc.	15,330
1,800		McDonald’s Corp.	111,060
600		McGraw-Hill Cos., Inc.	18,966
400		McKesson Corp.	21,524
600		MDU Resources Group, Inc.	17,400

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
800	@	Medco Health Solutions, Inc.	$36,000
1,800		Medtronic, Inc.	90,180
500	@	MEMC Electronic Materials, Inc.	14,130
3,400		Merck & Co., Inc.	107,304
300		Mercury General Corp.	16,425
2,400		Merrill Lynch & Co., Inc.	60,720
600		Metlife, Inc.	33,600
400	@	MGM Mirage	11,400
600		Microchip Technology, Inc.	17,658
13,200		Microsoft Corp.	352,308
200	@	Mohawk Industries, Inc.	13,478
200		Molson Coors Brewing Co.	9,350
1,000		Monsanto Co.	98,980
700	@	Monster Worldwide, Inc.	10,437
1,700		Morgan Stanley	39,100
400		Mosaic Co.	27,208
3,900		Motorola, Inc.	27,846
400		Murphy Oil Corp.	25,656
700	@	National Oilwell Varco, Inc.	35,161
800		National Semiconductor Corp.	13,768
300		Nationwide Financial Services	14,799
700	@	NetApp, Inc.	12,761
800		New York Community Bancorp., Inc.	13,432
800		Newmont Mining Corp.	31,008
4,200		News Corp. - Class A	50,358
400	@	NII Holdings, Inc.	15,168
700		Nike, Inc.	46,830
1,100		NiSource, Inc.	16,236
600		Norfolk Southern Corp.	39,726
400		Northeast Utilities	10,260
300		Northern Trust Corp.	21,660
600		Northrop Grumman Corp.	36,324
1,900	@	Northwest Airlines Corp.	17,157
600	@	Novellus Systems, Inc.	11,784
600	@	NRG Energy, Inc.	14,850
500		NSTAR	16,750
600	@	Nuance Communications, Inc.	7,314
800		Nucor Corp.	31,600
1,400	@	Nvidia Corp.	14,994
500		NYSE Euronext	19,590
1,400		Occidental Petroleum Corp.	98,630
200	@	Oceaneering International, Inc.	10,664
300		Omnicare, Inc.	8,631
700		Omnicom Group	26,992
1,600	@	ON Semiconductor Corp.	10,816
700		OneBeacon Insurance Group Ltd.	14,805
6,500	@	Oracle Corp.	132,015
600		Paccar, Inc.	22,914
300		Pall Corp.	10,317
200	@	Panera Bread Co.	10,180
800		Paychex, Inc.	26,424
400		Peabody Energy Corp.	18,000
600		People’s United Financial, Inc.	11,550
2,600		PepsiCo, Inc.	185,302
500		PerkinElmer, Inc.	12,485
300		Perrigo Co.	11,538
600	@	PetroHawk Energy Corp.	12,978
500		Petsmart, Inc.	12,355
10,900		Pfizer, Inc.	200,996
500		PG&E Corp.	18,725
300		Pharmaceutical Product Development, Inc.	12,405
3,500		Philip Morris International, Inc.	168,350
300		Pinnacle West Capital Corp.	10,323
500		Pitney Bowes, Inc.	16,630
500		PNC Financial Services Group, Inc.	37,350
300		PPG Industries, Inc.	17,496
500		PPL Corp.	18,510
500		Praxair, Inc.	35,870
400		Precision Castparts Corp.	31,512
700		Principal Financial Group, Inc.	30,443
5,000		Procter & Gamble Co.	348,450
300		Progress Energy, Inc.	12,939
1,400		Progressive Corp.	24,360
800		Prudential Financial, Inc.	57,600
1,100		Public Service Enterprise Group, Inc.	36,069
800		Pulte Homes, Inc.	11,176
500	@	QLogic Corp.	7,680
2,600		Qualcomm, Inc.	111,722
400		Questar Corp.	16,368
700		Raytheon Co.	37,457
1,400		Regions Financial Corp.	13,440
300		Reinsurance Group of America, Inc. - Class A	16,200

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
400		Rockwell Collins, Inc.	$19,236
200		Rohm & Haas Co.	14,000
400		Ross Stores, Inc.	14,724
500		Royal Caribbean Cruises Ltd.	10,375
800		RPM International, Inc.	15,472
200		Ryder System, Inc.	12,400
1,200		Safeway, Inc.	28,464
700	@	SAIC, Inc.	14,161
700	@	SandRidge Energy, Inc.	13,720
2,400		Schering-Plough Corp.	44,328
1,900		Schlumberger Ltd.	148,371
300		Scripps Networks Interactive - Class A	10,893
700		Sealed Air Corp.	15,393
100	@	Sears Holding Corp.	9,350
300		Sempra Energy	15,141
1,600		Service Corp. International	13,376
300	@	Shaw Group, Inc.	9,219
200		Sherwin-Williams Co.	11,432
300		Sigma-Aldrich Corp.	15,726
500		Sonoco Products Co.	14,840
1,100		Southern Co.	41,459
700		Southern Copper Corp.	13,356
1,300		Southwest Airlines Co.	18,863
1,300		Spectra Energy Corp.	30,940
5,100		Sprint Nextel Corp.	31,110
300		St. Joe Co.	11,727
500	@	St. Jude Medical, Inc.	21,745
1,100		Staples, Inc.	24,750
600		State Street Corp.	34,128
700		Steel Dynamics, Inc.	11,963
200	@	Stericycle, Inc.	11,782
100		Strayer Education, Inc.	20,026
500		Stryker Corp.	31,150
2,200	@	Sun Microsystems, Inc.	16,720
110	@	Sunpower Corp. - Class B	7,573
500		SunTrust Bank	22,495
700		Supervalu, Inc.	15,190
1,600	@	Symantec Corp.	31,328
1,100		Synovus Financial Corp.	11,385
1,000		Sysco Corp.	30,830
400		T. Rowe Price Group, Inc.	21,484
1,500		Target Corp.	73,575
700		TCF Financial Corp.	12,600
400	@	Terex Corp.	12,208
700		Tesoro Petroleum Corp.	11,543
2,200		Texas Instruments, Inc.	47,300
800	@	Thermo Electron Corp.	44,000
6,300		Time Warner, Inc.	82,593
700		TJX Cos., Inc.	21,364
500	@	Toll Brothers, Inc.	12,615
300		Torchmark Corp.	17,940
200		Transatlantic Holdings, Inc.	10,870
500	@	Transocean, Inc.	54,920
1,100		Travelers Cos., Inc.	49,720
400		Trinity Industries, Inc.	10,292
800		Union Pacific Corp.	56,928
1,200		United Parcel Service, Inc. - Class B	75,468
200		United States Steel Corp.	15,522
1,700		United Technologies Corp.	102,102
2,200		UnitedHealth Group, Inc.	55,858
300		Universal Health Services, Inc.	16,809
400	@	Urban Outfitters, Inc.	12,748
2,800		US Bancorp.	100,856
300		UST, Inc.	19,962
1,000		Valero Energy Corp.	30,300
600		Valley National Bancorp.	12,576
200	@	Varian Medical Systems, Inc.	11,426
600	@	Varian Semiconductor Equipment Associates, Inc.	15,072
500	@	VeriSign, Inc.	13,040
4,600		Verizon Communications, Inc.	147,614
400	@	Vertex Pharmaceuticals, Inc.	13,296
200		VF Corp.	15,462
1,100	@	Viacom - Class B	27,324
700		Visa, Inc.	42,973
300		WABCO Holdings, Inc.	10,662
3,400		Wachovia Corp.	11,900
1,600		Walgreen Co.	49,536
3,600		Wal-Mart Stores, Inc.	215,604
3,300		Walt Disney Co.	101,277
200		Walter Industries, Inc.	9,490
600		Washington Federal, Inc.	11,070
1,000		Waste Management, Inc.	31,490

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		United States (continued)
1,000	@	Weatherford International Ltd.	$25,140
500		Webster Financial Corp.	12,625
900	@	WellPoint, Inc.	42,093
5,300		Wells Fargo & Co.	198,909
1,300		Western Union Co.	32,071
1,200		Williams Cos., Inc.	28,380
400		Wisconsin Energy Corp.	17,960
400		WM Wrigley Jr. Co.	31,760
200		WW Grainger, Inc.	17,394
2,200		Wyeth	81,268
700		Wyndham Worldwide Corp.	10,997
700		Xilinx, Inc.	16,415
1,000		XTO Energy, Inc.	46,520
2,000	@	Yahoo!, Inc.	34,600
800		Yum! Brands, Inc.	26,088
500	@	Zimmer Holdings, Inc.	32,280
			18,144,579
		Total Common Stock
		(Cost $38,739,095)	38,569,930
REAL ESTATE INVESTMENT TRUSTS: 1.1%
		Australia: 0.1%
7,058		CFS Retail Property Trust	12,806
3,498		Westfield Group	47,915
			60,721
		France: 0.1%
139		Unibail	28,124
			28,124
		Hong Kong: 0.0%
7,500		Link Real Estate Investment Trust	15,591
			15,591
		Netherlands: 0.1%
198		Wereldhave NV	19,325
			19,325
		United Kingdom: 0.1%
756		Land Securities Group PLC	17,075
1,398		Liberty International PLC	24,174
			41,249
		United States: 0.7%
900		Annaly Capital Management, Inc.	12,105
400		Apartment Investment & Management Co.	14,008
100		AvalonBay Communities, Inc.	9,842
200		Boston Properties, Inc.	18,732
300		BRE Properties, Inc.	14,700
300		Camden Property Trust	13,758
1,000		CapitalSource, Inc.	12,300
600		Douglas Emmett, Inc.	13,842
500		Equity Residential	22,205
100		Essex Property Trust, Inc.	11,833
200		Federal Realty Investment Trust	17,120
400		HCP, Inc.	16,052
200		Health Care Real Estate Investment Trust, Inc.	10,646
1,600		HRPT Properties Trust	11,024
300		Liberty Property Trust	11,295
300		Mack-Cali Realty Corp.	10,161
300		Nationwide Health Properties, Inc.	10,794
300		Plum Creek Timber Co., Inc.	14,958
200		Public Storage, Inc.	19,802
400		Simon Property Group, Inc.	38,800
500		UDR, Inc.	13,075
300		Ventas, Inc.	14,826
200		Vornado Realty Trust	18,190
400		Weingarten Realty Investors	14,268
			364,336
		Total Real Estate Investment Trusts
		(Cost $502,845)	529,346
EXCHANGE-TRADED FUNDS: 20.3%
		Developed Markets: 2.0%
17,400		iShares MSCI EAFE Index Fund	979,620
			979,620
		Emerging Markets: 0.8%
11,900		iShares MSCI Emerging Markets Index Fund	410,907
			410,907
		United States: 17.5%
74,200		iShares Lehman Aggregate Bond Fund	7,315,378
12,100		SPDR Trust Series 1	1,403,479
			8,718,857
		Total Exchange-Traded Funds
		(Cost $10,305,495)	10,109,384

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
PREFERRED STOCK: 0.8%
		Australia: 0.0%
181	@	Insurance Australia Group		$13,302
				13,302
		Brazil: 0.7%
2,200		Banco Bradesco S.A.		35,089
2,000		Banco Itau Holding Financeira SA		33,107
300		CIA de Bebidas das		16,234
900		CIA Energetica de Minas Gerais		17,641
3,100		Cia Vale do Rio Doce		52,620
1,500		Gerdau SA		16,593
3,900		Investimentos Itau SA		19,122
900		Metalurgica Gerdau SA		13,886
6,400		Petroleo Brasileiro SA		116,235
700		Usinas Siderurgicas de Minas Gerais SA		14,832
				335,359
		Germany: 0.1%
244		Fresenius AG		17,692
502		Henkel KGaA - Vorzug		18,346
112		Porsche AG		12,419
177		Volkswagen AG		22,071
				70,528
		Total Preferred Stock
		(Cost $400,202)		419,189

		Total Long-Term Investments
		(Cost $49,947,637)		49,627,849
SHORT-TERM INVESTMENTS: 0.0%
		Affiliated Mutual Fund: 0.0%
8,000		ING Institutional Prime Money Market Fund - Class I		8,000
		Total Short-Term Investments
		(Cost $8,000)		8,000
		Total Investments in Securities
		(Cost $49,955,637)*	99.5%	$49,635,849
		Other Assets and Liabilities - Net	0.5	245,719
		Net Assets	100.0%	$49,881,568

@	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
**	Investment in affiliate

*	Cost for federal income tax purposes is the same as financial statement purposes.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$1,192,057
	Gross Unrealized Depreciation	(1,511,845)
	Net Unrealized Depreciation	$(319,788)

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Advertising	0.1%
Aerospace/Defense	1.1
Agriculture	1.0
Airlines	0.2
Apartments	0.2
Apparel	0.3
Auto Manufacturers	1.2
Auto Parts & Equipment	0.2
Banks	8.2
Beverages	1.6
Biotechnology	0.9
Building Materials	0.4
Chemicals	2.0
Coal	0.3
Commercial Services	1.4
Computers	1.9
Cosmetics/Personal Care	1.2
Distribution/Wholesale	0.5
Diversified	0.3
Diversified Financial Services	3.0
Electric	3.1
Electrical Components & Equipment	0.5
Electronics	0.7
Energy - Alternate Sources	0.2
Engineering & Construction	0.7
Entertainment	0.2
Environmental Control	0.1
Food	2.6
Food Service	0.0
Forest Products & Paper	0.1
Gas	0.5
Hand/Machine Tools	0.1
Health Care	0.1
Healthcare - Products	1.8
Healthcare - Services	0.6
Holding Companies - Diversified	0.5
Home Builders	0.1
Home Furnishings	0.2
Household Products/Wares	0.5
Housewares	0.0
Insurance	3.5
Internet	0.8
Investment Companies	0.1
Iron/Steel	0.9
Leisure Time	0.1
Lodging	0.2
Machinery - Construction & Mining	0.3
Machinery - Diversified	0.7
Media	1.5
Metal Fabricate/Hardware	0.2
Mining	2.1
Miscellaneous Manufacturing	2.0
Mortgage	0.0
Office Property	0.1
Office/Business Equipment	0.2
Oil & Gas	8.2
Oil & Gas Services	0.9
Packaging & Containers	0.2
Pharmaceuticals	4.1
Pipelines	0.3
Real Estate	0.7
Regional Malls	0.1
Retail	2.8
Savings & Loans	0.1
Semiconductors	1.3
Shipbuilding	0.1
Shopping Centers	0.2
Software	1.7
Storage	0.1
Telecommunications	5.1
Textiles	0.1
Toys/Games/Hobbies	0.2
Transportation	1.5
Water	0.2
Other Long-Term Investments	20.3
Short-Term Investments	0.0
Other Assets and Liabilities - Net	0.5
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING Russell Global LargeCap Index 85% Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$32,049,331	$—
Level 2- Other Significant Observable Inputs	17,586,518	—
Level 3- Significant Unobservable Inputs	—	—
Total	$49,635,849	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.4%
		Advertising: 0.1%
29,450		Omnicom Group	$1,135,592
			1,135,592
		Aerospace/Defense: 2.4%
69,100		Boeing Co.	3,962,885
36,650		General Dynamics Corp.	2,698,173
30,200		Lockheed Martin Corp.	3,312,034
31,450		Northrop Grumman Corp.	1,903,983
38,850		Raytheon Co.	2,078,864
89,500		United Technologies Corp.	5,375,370
			19,331,309
		Agriculture: 1.9%
192,550		Altria Group, Inc.	3,820,192
59,150		Archer-Daniels-Midland Co.	1,295,977
193,850		Philip Morris International, Inc.	9,324,185
15,700		Reynolds American, Inc.	763,334
			15,203,688
		Apparel: 0.3%
32,500		Nike, Inc.	2,174,250
			2,174,250
		Auto Manufacturers: 0.2%
33,550		Paccar, Inc.	1,281,275
			1,281,275
		Auto Parts & Equipment: 0.2%
54,550		Johnson Controls, Inc.	1,654,502
			1,654,502
		Banks: 5.7%
419,100		Bank of America Corp.	14,668,500
105,100		Bank of New York Mellon Corp.	3,424,158
50,250		BB&T Corp.	1,899,450
34,500		Capital One Financial Corp.	1,759,500
31,800		PNC Financial Services Group, Inc.	2,375,460
39,200		State Street Corp.	2,229,696
32,500		SunTrust Bank	1,462,175
160,000		US Bancorp.	5,763,200
198,500		Wachovia Corp.	694,750
303,600		Wells Fargo & Co.	11,394,108
			45,670,997
		Beverages: 3.2%
65,500		Anheuser-Busch Cos., Inc.	4,249,640
213,500		Coca-Cola Co.	11,289,880
145,800		PepsiCo, Inc.	10,391,166
			25,930,686
		Biotechnology: 2.4%
100,050	@	Amgen, Inc.	5,929,964
26,700	@	Biogen Idec, Inc.	1,342,743
40,100	@	Celgene Corp.	2,537,528
42,700	@	Genentech, Inc.	3,786,636
24,550	@	Genzyme Corp.	1,985,850
84,750	@	Gilead Sciences, Inc.	3,862,905
			19,445,626
		Chemicals: 1.9%
19,400		Air Products & Chemicals, Inc.	1,328,706
85,500		Dow Chemical Co.	2,717,190
82,800		EI Du Pont de Nemours & Co.	3,336,840
50,450		Monsanto Co.	4,993,541
14,300		Mosaic Co.	972,686
28,800		Praxair, Inc.	2,066,112
			15,415,075
		Coal: 0.1%
25,000		Peabody Energy Corp.	1,125,000
			1,125,000
		Commercial Services: 1.3%
54,850		Accenture Ltd.	2,084,300
47,700		Automatic Data Processing, Inc.	2,039,175
6,700		Mastercard, Inc.	1,188,111
25,450		McKesson Corp.	1,369,465
41,200		Visa, Inc.	2,529,268
68,000		Western Union Co.	1,677,560
			10,887,879
		Computers: 4.9%
81,050	@	Apple, Inc.	9,212,143
166,900	@	Dell, Inc.	2,750,512
190,000	@	EMC Corp.	2,272,400
226,650		Hewlett-Packard Co.	10,480,296

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Computers (continued)
126,250		International Business Machines Corp.	$14,766,200
			39,481,551
		Cosmetics/Personal Care: 2.9%
46,650		Colgate-Palmolive Co.	3,515,078
280,600		Procter & Gamble Co.	19,555,014
			23,070,092
		Diversified Financial Services: 5.7%
92,500		American Express Co.	3,277,275
1,600		Blackrock, Inc.	311,200
85,850		Charles Schwab Corp.	2,232,100
500,400		Citigroup, Inc.	10,263,204
6,100		CME Group, Inc.	2,266,211
59,450		Federal Home Loan Mortgage Corp.	101,660
97,850		Federal National Mortgage Association	149,711
14,150		Franklin Resources, Inc.	1,247,040
36,250		Goldman Sachs Group, Inc.	4,640,000
317,335		JPMorgan Chase & Co.	14,819,545
138,650		Merrill Lynch & Co., Inc.	3,507,845
101,750		Morgan Stanley	2,340,250
24,350		NYSE Euronext	954,033
			46,110,074
		Electric: 2.2%
53,150		Dominion Resources, Inc.	2,273,757
116,250		Duke Energy Corp.	2,026,238
17,650		Entergy Corp.	1,571,027
60,300		Exelon Corp.	3,775,986
28,050		FirstEnergy Corp.	1,879,070
37,550		FPL Group, Inc.	1,888,765
46,750		Public Service Enterprise Group, Inc.	1,532,933
70,500		Southern Co.	2,657,145
			17,604,921
		Electrical Components & Equipment: 0.4%
71,750		Emerson Electric Co.	2,926,683
			2,926,683
		Electronics: 0.4%
38,400	@	Thermo Electron Corp.	2,112,000
43,900		Tyco Electronics Ltd.	1,214,274
			3,326,274
		Energy - Alternate Sources: 0.1%
4,100	@	First Solar, Inc.	774,531
			774,531
		Environmental Control: 0.2%
45,150		Waste Management, Inc.	1,421,774
			1,421,774
		Food: 1.6%
30,800		General Mills, Inc.	2,116,576
22,950		Kellogg Co.	1,287,495
135,100		Kraft Foods, Inc.	4,424,525
60,700		Kroger Co.	1,668,036
55,250		Sysco Corp.	1,703,358
21,900		WM Wrigley Jr. Co.	1,738,860
			12,938,850
		Healthcare - Products: 4.5%
57,650		Baxter International, Inc.	3,783,570
22,400		Becton Dickinson & Co.	1,797,824
137,550	@	Boston Scientific Corp.	1,687,739
45,900		Covidien Ltd.	2,467,584
259,050		Johnson & Johnson	17,946,984
103,250		Medtronic, Inc.	5,172,825
28,250		Stryker Corp.	1,759,975
21,250	@	Zimmer Holdings, Inc.	1,371,900
			35,988,401
		Healthcare - Services: 0.8%
44,550		Aetna, Inc.	1,608,701
112,950		UnitedHealth Group, Inc.	2,867,801
48,350	@	WellPoint, Inc.	2,261,330
			6,737,832
		Household Products/Wares: 0.3%
38,500		Kimberly-Clark Corp.	2,496,340
			2,496,340
		Insurance: 2.2%
43,700		Aflac, Inc.	2,567,375
50,600		Allstate Corp.	2,333,672
213,500	S	American International Group, Inc.	710,955
33,550		Chubb Corp.	1,841,895
28,900	S	Hartford Financial Services Group, Inc.	1,184,611
28,872		Loews Corp.	1,140,155
41,550		Metlife, Inc.	2,326,800
39,850		Prudential Financial, Inc.	2,869,200
55,550		Travelers Cos., Inc.	2,510,860
			17,485,523

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Internet: 2.1%
28,950	@	Amazon.com, Inc.	$2,106,402
102,000	@	eBay, Inc.	2,282,760
21,750	@	Google, Inc. - Class A	8,711,310
77,200	@	Symantec Corp.	1,511,576
126,700	@	Yahoo!, Inc.	2,191,910
			16,803,958
		Iron/Steel: 0.2%
29,050		Nucor Corp.	1,147,475
10,800		United States Steel Corp.	838,188
			1,985,663
		Leisure Time: 0.2%
40,050		Carnival Corp.	1,415,768
			1,415,768
		Lodging: 0.0%
9,700	@	Las Vegas Sands Corp.	350,267
			350,267
		Machinery - Construction & Mining: 0.4%
56,500		Caterpillar, Inc.	3,367,400
			3,367,400
		Machinery - Diversified: 0.2%
39,600		Deere & Co.	1,960,200
			1,960,200
		Media: 2.5%
257,750		Comcast Corp. - Class A	5,059,633
54,800	@	DIRECTV Group, Inc.	1,434,116
212,850		News Corp. - Class A	2,552,072
14,250	@	Time Warner Cable, Inc.	344,850
328,950		Time Warner, Inc.	4,312,535
51,400	@	Viacom - Class B	1,276,776
175,100		Walt Disney Co.	5,373,819
			20,353,801
		Mining: 0.7%
74,900		Alcoa, Inc.	1,691,242
35,200		Freeport-McMoRan Copper & Gold, Inc.	2,001,120
40,100		Newmont Mining Corp.	1,554,276
20,200		Southern Copper Corp.	385,416
			5,632,054
		Miscellaneous Manufacturing: 4.4%
64,750		3M Co.	4,423,073
23,500		Danaher Corp.	1,630,900
916,200		General Electric Co.	23,363,081
68,200		Honeywell International, Inc.	2,833,710
43,100		Illinois Tool Works, Inc.	1,915,795
44,300		Tyco International Ltd.	1,551,386
			35,717,945
		Oil & Gas: 11.6%
43,000		Anadarko Petroleum Corp.	2,085,930
30,650		Apache Corp.	3,196,182
53,100		Chesapeake Energy Corp.	1,904,166
190,150		Chevron Corp.	15,683,572
141,800		ConocoPhillips	10,386,850
41,050		Devon Energy Corp.	3,743,760
22,800		EOG Resources, Inc.	2,039,688
485,700		ExxonMobil Corp.	37,719,462
25,900		Hess Corp.	2,125,872
65,050		Marathon Oil Corp.	2,593,544
75,450		Occidental Petroleum Corp.	5,315,453
29,300	@	Transocean, Inc.	3,218,312
48,550		Valero Energy Corp.	1,471,065
49,950		XTO Energy, Inc.	2,323,674
			93,807,530
		Oil & Gas Services: 2.0%
28,300		Baker Hughes, Inc.	1,713,282
80,200		Halliburton Co.	2,597,678
38,200	@	National Oilwell Varco, Inc.	1,918,786
109,700		Schlumberger Ltd.	8,566,473
62,500	@	Weatherford International Ltd.	1,571,250
			16,367,469
		Pharmaceuticals: 5.5%
141,850		Abbott Laboratories	8,167,723
181,950		Bristol-Myers Squibb Co.	3,793,658
32,850		Cardinal Health, Inc.	1,618,848
91,900		Eli Lilly & Co.	4,046,357
46,600	@	Medco Health Solutions, Inc.	2,097,000
197,300		Merck & Co., Inc.	6,226,788
621,900		Pfizer, Inc.	11,467,836
149,050		Schering-Plough Corp.	2,752,954
122,600		Wyeth	4,528,844
			44,700,008
		Pipelines: 0.2%
53,700		Williams Cos., Inc.	1,270,005
			1,270,005

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Retail: 5.2%
30,650		Best Buy Co., Inc.		$1,149,375
39,850		Costco Wholesale Corp.		2,587,461
131,350		CVS Caremark Corp.		4,421,241
155,350		Home Depot, Inc.		4,022,012
134,350		Lowe’s Cos., Inc.		3,182,752
104,150		McDonald’s Corp.		6,426,055
64,500		Staples, Inc.		1,451,250
72,500		Target Corp.		3,556,125
91,000	S	Walgreen Co.		2,817,360
206,200		Wal-Mart Stores, Inc.		12,349,318
				41,962,949
		Semiconductors: 1.8%
124,400		Applied Materials, Inc.		1,882,172
526,500		Intel Corp.		9,861,345
121,550		Texas Instruments, Inc.		2,613,325
				14,356,842
		Software: 3.6%
48,850	@	Adobe Systems, Inc.		1,928,110
737,950		Microsoft Corp.		19,695,886
357,950	@	Oracle Corp.		7,269,965
3,800	@	VMware, Inc.		101,232
				28,995,193
		Telecommunications: 5.9%
546,100		AT&T, Inc.		15,247,112
543,000	@	Cisco Systems, Inc.		12,250,080
144,750		Corning, Inc.		2,263,890
207,350		Motorola, Inc.		1,480,479
148,800		Qualcomm, Inc.		6,393,936
255,250		Sprint Nextel Corp.		1,557,025
262,000		Verizon Communications, Inc.		8,407,580
				47,600,102
		Transportation: 2.0%
25,900		Burlington Northern Santa Fe Corp.		2,393,937
37,200		CSX Corp.		2,030,004
28,550		FedEx Corp.		2,256,592
34,500		Norfolk Southern Corp.		2,284,245
47,500		Union Pacific Corp.		3,380,100
62,900		United Parcel Service, Inc. - Class B		3,955,781
				16,300,659
		Total Common Stock
		(Cost $908,096,138)		762,566,538
REAL ESTATE INVESTMENT TRUSTS: 0.2%
		Regional Malls: 0.2%
20,700		Simon Property Group, Inc.		2,007,900
		Total Real Estate Investment Trusts
		(Cost $2,128,463)		2,007,900
		Total Long-Term Investments
		(Cost $910,224,601)		764,574,438

SHORT-TERM INVESTMENTS: 5.0%
		Affiliated Mutual Fund: 5.0%
40,105,000	S	ING Institutional Prime Money Market Fund - Class I		40,105,000
		Total Short-Term Investments
		(Cost $40,105,000)		40,105,000
		Total Investments in Securities
		(Cost $950,329,601)*	99.6%	$804,679,438
		Other Assets and Liabilities - Net	0.4	2,981,792
		Net Assets	100.0%	$807,661,230

@	Non-income producing security
S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

*	Cost for federal income tax purposes is $950,334,469.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$11,345,604
	Gross Unrealized Depreciation	(157,000,635)
	Net Unrealized Depreciation	$(145,655,031)

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$804,679,438	$(960,557)
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$804,679,438	$(960,557)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING RussellTM Large Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING RussellTM Large Cap Index Portfolio Open Futures Contracts on September 30, 2008

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation
Long Contracts
S&P 500	146	12/18/08	$(960,557)
			$(960,557)

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 86.6%
		Advertising: 0.2%
1,900	@	Clear Channel Outdoor Holdings, Inc.	$25,992
22,200	@, L	Interpublic Group of Cos., Inc.	172,050
3,600	@	Lamar Advertising Co.	111,204
			309,246
		Aerospace/Defense: 1.0%
1,500	@, L	Alliant Techsystems, Inc.	140,910
4,700	@	BE Aerospace, Inc.	74,401
1,900		DRS Technologies, Inc.	145,825
5,900		Goodrich Corp.	245,440
5,800		L-3 Communications Holdings, Inc.	570,256
7,600		Rockwell Collins, Inc.	365,484
4,900	@	Spirit Aerosystems Holdings, Inc.	78,743
			1,621,059
		Agriculture: 0.8%
5,700	L	Bunge Ltd.	360,126
8,200		Lorillard, Inc.	583,430
6,900		UST, Inc.	459,126
			1,402,682
		Airlines: 0.6%
11,700	@, L	AMR Corp.	114,894
5,200	@, L	Continental Airlines, Inc.	86,736
1,400		Copa Holdings SA	45,500
13,800	@, L	Delta Airlines, Inc.	102,810
11,500	@	Northwest Airlines Corp.	103,845
34,400		Southwest Airlines Co.	499,144
			952,929
		Apparel: 0.6%
16,000	@	Coach, Inc.	400,640
4,100		Jones Apparel Group, Inc.	75,891
2,600		Polo Ralph Lauren Corp.	173,264
4,100		VF Corp.	316,971
			966,766
		Auto Manufacturers: 0.5%
101,913	@, L	Ford Motor Co.	529,948
22,900	L	General Motors Corp.	216,405
3,500		Oshkosh Truck Corp.	46,060
			792,413
		Auto Parts & Equipment: 0.4%
3,400		Autoliv, Inc.	114,750
5,500		BorgWarner, Inc.	180,235
1,100	@	Federal Mogul Corp.	13,805
11,300	@	Goodyear Tire & Rubber Co.	173,003
2,400	@	TRW Automotive Holdings Corp.	38,184
3,100		WABCO Holdings, Inc.	110,174
			630,151
		Banks: 2.7%
6,000	L	Associated Banc-Corp.	119,700
3,900		Bancorpsouth, Inc.	109,707
2,300	L	Bank of Hawaii Corp.	122,935
1,000		BOK Financial Corp.	48,410
1,900		City National Corp.	103,170
7,100	L	Comerica, Inc.	232,809
2,800		Commerce Bancshares, Inc.	129,920
2,800		Cullen/Frost Bankers, Inc.	168,000
23,600		Fifth Third Bancorp.	280,840
300	S	First Citizens BancShares, Inc.	53,700
9,481	L	First Horizon National Corp.	88,742
8,200	L	Fulton Financial Corp.	89,462
17,200	L	Huntington Bancshares, Inc.	137,428
23,100		Keycorp.	275,814
3,100		M&T Bank Corp.	276,675
12,200		Marshall & Ilsley Corp.	245,830
35,700	L	National City Corp.	62,475
10,300		Northern Trust Corp.	743,660
13,200	L	Popular, Inc.	109,428
32,700	L	Regions Financial Corp.	313,920
13,200	L	Synovus Financial Corp.	136,620
5,900	L	TCF Financial Corp.	106,200
6,335		Valley National Bancorp.	132,782
2,500		Webster Financial Corp.	63,125
3,000		Whitney Holding Corp.	72,750
3,200	L	Wilmington Trust Corp.	92,256
5,100	L	Zions Bancorp.	197,370
			4,513,728

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Beverages: 1.0%
3,900		Brown-Forman Corp.	$280,059
1,900	@, L	Central European Distribution Corp.	86,279
15,000		Coca-Cola Enterprises, Inc.	251,550
8,700	@, L	Constellation Brands, Inc.	186,702
11,900	@	Dr Pepper Snapple Group, Inc.	315,112
3,400	@, L	Hansen Natural Corp.	102,850
5,400		Molson Coors Brewing Co.	252,450
6,400		Pepsi Bottling Group, Inc.	186,688
2,700		PepsiAmericas, Inc.	55,944
			1,717,634
		Biotechnology: 0.8%
300	@	Abraxis Bioscience, Inc. - New	20,688
6,400	@, L	Amylin Pharmaceuticals, Inc.	129,408
3,200	@	Charles River Laboratories International, Inc.	177,696
5,800	@	Illumina, Inc.	235,074
2,800	@	ImClone Systems, Inc.	174,832
4,200	@	Invitrogen Corp.	158,760
2,600	@	Millipore Corp.	178,880
6,600	@, L	Vertex Pharmaceuticals, Inc.	219,384
			1,294,722
		Building Materials: 0.5%
900	@	Armstrong World Industries, Inc.	26,010
2,000		Eagle Materials, Inc.	44,740
2,200		Lennox International, Inc.	73,194
1,900	L	Martin Marietta Materials, Inc.	212,762
17,000		Masco Corp.	304,980
3,600	@, L	Owens Corning, Inc.	86,076
3,200	@, L	USG Corp.	81,920
			829,682
		Chemicals: 2.5%
3,900		Airgas, Inc.	193,635
4,300		Albemarle Corp.	132,612
3,000		Ashland, Inc.	87,720
3,000		Cabot Corp.	95,340
7,100		Celanese Corp.	198,161
2,700		CF Industries Holdings, Inc.	246,942
11,400		Chemtura Corp.	51,984
2,200		Cytec Industries, Inc.	85,602
3,600		Eastman Chemical Co.	198,216
8,200		Ecolab, Inc.	397,864
3,500		FMC Corp.	179,865
7,600		Huntsman Corp.	95,760
3,800		International Flavors & Fragrances, Inc.	149,948
1,600	@, L	Intrepid Potash, Inc.	48,224
3,200		Lubrizol Corp.	138,048
7,700		PPG Industries, Inc.	449,064
6,200		Rohm & Haas Co.	434,000
6,100		RPM International, Inc.	117,974
4,700		Sherwin-Williams Co.	268,652
6,100		Sigma-Aldrich Corp.	319,762
4,300		Terra Industries, Inc.	126,420
300		Valhi, Inc.	5,400
4,700		Valspar Corp.	104,763
			4,125,956
		Coal: 0.7%
3,300	@	Alpha Natural Resources, Inc.	169,719
6,800		Arch Coal, Inc.	223,652
8,600		Consol Energy, Inc.	394,654
2,100		Foundation Coal Holdings, Inc.	74,718
3,800		Massey Energy Co.	135,546
3,600	@	Patriot Coal Corp.	104,580
2,600		Walter Industries, Inc.	123,370
			1,226,239
		Commercial Services: 3.3%
3,200	@, L	Alliance Data Systems Corp.	202,816
6,000	@	Apollo Group, Inc. - Class A	355,800
4,800	@	Avis Budget Group, Inc.	27,552
4,200	@, L	Career Education Corp.	68,670
5,800	@	Convergys Corp.	85,724
1,600		Corporate Executive Board Co.	50,000
5,900	@	Corrections Corp. of America	146,615
2,900		DeVry, Inc.	143,666
6,100		Equifax, Inc.	210,145
2,400	@	FTI Consulting, Inc.	173,376
2,900	@	Genpact Ltd.	30,131
3,700		Global Payments, Inc.	165,982
15,300		H&R Block, Inc.	348,075
15,200	@, L	Hertz Global Holdings, Inc.	115,064
4,600	@	Hewitt Associates, Inc.	167,624
2,900	L	Hillenbrand, Inc.	58,464
8,400	@	Iron Mountain, Inc.	205,044

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
1,800	@	ITT Educational Services, Inc.	$145,638
4,550		Lender Processing Services, Inc.	138,866
3,700		Manpower, Inc.	159,692
5,600	@	Monster Worldwide, Inc.	83,496
9,300	L	Moody’s Corp.	316,200
800	@	Morningstar, Inc.	44,376
15,200		Paychex, Inc.	502,056
5,000		Pharmaceutical Product Development, Inc.	206,750
8,100	@, L	Quanta Services, Inc.	218,781
6,700		Robert Half International, Inc.	165,825
10,000		RR Donnelley & Sons Co.	245,300
8,700	@	SAIC, Inc.	176,001
12,300		Service Corp. International	102,828
700		Strayer Education, Inc.	140,182
1,720	@	Ticketmaster	18,456
7,700		Total System Services, Inc.	126,280
269	@	Tree.com, Inc.	1,297
2,800	@	United Rentals, Inc.	42,672
1,700		Weight Watchers International, Inc.	62,220
			5,451,664
		Computers: 1.9%
4,200	@	Affiliated Computer Services, Inc.	212,646
17,700	@	Brocade Communications Systems, Inc.	103,014
12,100	@	Cadence Design Systems, Inc.	81,796
13,600	@	Cognizant Technology Solutions Corp.	310,488
7,100	@	Computer Sciences Corp.	285,349
3,100		Diebold, Inc.	102,641
2,100	@, L	DST Systems, Inc.	117,579
2,000	@	IHS, Inc.	95,280
4,100	@, L	Lexmark International, Inc.	133,537
7,900	@	NCR Corp.	174,195
16,100	@	NetApp, Inc.	293,503
10,600	@, L	Sandisk Corp.	207,230
22,800		Seagate Technology, Inc.	276,336
36,700	@	Sun Microsystems, Inc.	278,920
6,700	@	Synopsys, Inc.	133,665
8,400	@	Teradata Corp.	163,800
16,700	@	Unisys Corp.	45,925
10,400	@	Western Digital Corp.	221,728
			3,237,632
		Cosmetics/Personal Care: 0.7%
4,100		Alberto-Culver Co.	111,684
20,100	S	Avon Products, Inc.	835,557
2,900	@, L	Bare Escentuals, Inc.	31,523
4,600		Estee Lauder Cos., Inc.	229,586
			1,208,350
		Distribution/Wholesale: 0.8%
6,100	L	Fastenal Co.	301,279
7,700		Genuine Parts Co.	309,617
7,900	@	Ingram Micro, Inc.	126,953
6,400	@	LKQ Corp.	108,608
2,500	@	Tech Data Corp.	74,625
2,000	@	Wesco International, Inc.	64,360
3,600		WW Grainger, Inc.	313,092
			1,298,534
		Diversified Financial Services: 2.6%
1,900	@, L	Affiliated Managers Group, Inc.	157,415
5,400	@, L	AmeriCredit Corp.	54,702
10,400		Ameriprise Financial, Inc.	397,280
13,300		CIT Group, Inc.	92,568
22,500		Discover Financial Services	310,950
19,800	@	E*Trade Financial Corp.	55,440
4,800	L	Eaton Vance Corp.	169,104
4,100		Federated Investors, Inc.	118,285
2,300	L	GLG Partners, Inc.	12,466
3,300	@	IntercontinentalExchange, Inc.	266,244
18,200		Invesco Ltd.	381,836
2,100	@	Investment Technology Group, Inc.	63,903
7,700		Janus Capital Group, Inc.	186,956
5,900		Jefferies Group, Inc.	132,160
3,200		Lazard Ltd.	136,832
6,500		Legg Mason, Inc.	247,390
4,600	@, L	MF Global Ltd.	19,964
6,400	@, L	Nasdaq Stock Market, Inc.	195,648
4,500		Raymond James Financial, Inc.	148,410
21,900	@	SLM Corp.	270,246
200		Student Loan Corp.	18,600
12,200		T. Rowe Price Group, Inc.	655,262
11,400	@	TD Ameritrade Holding Corp.	184,680
4,100		Waddell & Reed Financial, Inc.	101,475
			4,377,816

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electric: 5.6%
31,600	@	AES Corp.	$369,404
7,900		Allegheny Energy, Inc.	290,483
5,200		Alliant Energy Corp.	167,492
9,800		Ameren Corp.	382,494
18,900		American Electric Power Co., Inc.	699,867
16,600	@, L	Calpine Corp.	215,800
10,600		CMS Energy Corp.	132,182
12,800		Consolidated Edison, Inc.	549,888
8,400	L	Constellation Energy Group, Inc.	204,120
5,300		DPL, Inc.	131,440
7,700		DTE Energy Co.	308,924
23,300	@	Dynegy, Inc. - Class A	83,414
15,300		Edison International	610,470
5,600		Great Plains Energy, Inc.	124,432
4,000	L	Hawaiian Electric Industries	116,440
3,600		Integrys Energy Group, Inc.	179,784
8,600		MDU Resources Group, Inc.	249,400
8,700	@	Mirant Corp.	159,123
7,300		Northeast Utilities	187,245
11,100	@	NRG Energy, Inc.	274,725
5,000		NSTAR	167,500
4,300		OGE Energy Corp.	132,784
9,500		Pepco Holdings, Inc.	217,645
16,800		PG&E Corp.	629,160
4,700		Pinnacle West Capital Corp.	161,727
17,500		PPL Corp.	647,850
12,300		Progress Energy, Inc.	530,499
6,100		Puget Energy, Inc.	162,870
16,300	@	Reliant Resources, Inc.	119,805
5,500		SCANA Corp.	214,115
11,000		Sierra Pacific Resources	105,380
9,900	L	TECO Energy, Inc.	155,727
5,500		Wisconsin Energy Corp.	246,950
20,300		Xcel Energy, Inc.	405,797
			9,334,936
		Electrical Components & Equipment: 0.6%
5,000	W	Ametek, Inc.	203,850
2,700	@	Energizer Holdings, Inc.	217,485
2,500	@	General Cable Corp.	89,075
2,600		Hubbell, Inc.	91,130
6,400		Molex, Inc.	143,680
1,900	@, L	Sunpower Corp.	134,767
1,947	@	Sunpower Corp. - Class B	134,428
			1,014,415
		Electronics: 2.0%
17,200	@	Agilent Technologies, Inc.	510,152
8,200		Amphenol Corp.	329,148
7,900		Applied Biosystems, Inc.	270,575
5,800	@	Arrow Electronics, Inc.	152,076
7,100	@	Avnet, Inc.	174,873
2,300	L	AVX Corp.	23,437
2,400	@	Dolby Laboratories, Inc.	84,456
6,500	@	Flir Systems, Inc.	249,730
6,000	@, L	Garmin Ltd.	203,640
6,700		Gentex Corp.	95,810
1,600	@, L	Itron, Inc.	141,648
9,800		Jabil Circuit, Inc.	93,492
1,600	@	Mettler Toledo International, Inc.	156,800
2,700		National Instruments Corp.	81,135
5,600		PerkinElmer, Inc.	139,832
2,700	@, L	Thomas & Betts Corp.	105,489
5,700	@	Trimble Navigation Ltd.	147,402
8,800	@	Vishay Intertechnology, Inc.	58,256
4,700	@	Waters Corp.	273,446
			3,291,397
		Energy - Alternate Sources: 0.1%
5,700	@	Covanta Holding Corp.	136,458
			136,458
		Engineering & Construction: 1.1%
4,800	@	Aecom Technology Corp.	117,312
8,300		Fluor Corp.	462,310
6,800	@	Foster Wheeler Ltd.	245,548
5,700	@	Jacobs Engineering Group, Inc.	309,567
8,000		KBR, Inc.	122,160
10,600	@	McDermott International, Inc.	270,830
3,900	@	Shaw Group, Inc.	119,847
4,000	@	URS Corp.	146,680
			1,794,254
		Entertainment: 0.4%
660	@	Ascent Media Corp.	16,111
3,800	@, L	DreamWorks Animation SKG, Inc.	119,510
14,600		International Game Technology	250,828

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Entertainment (continued)
1,500		International Speedway Corp.	$58,365
3,500	@, L	Penn National Gaming, Inc.	92,995
3,800		Regal Entertainment Group	59,964
3,000	@	Scientific Games Corp.	69,060
2,600	L	Warner Music Group Corp.	19,760
			686,593
		Environmental Control: 0.5%
17,900	@	Allied Waste Industries, Inc.	198,869
6,600		Nalco Holding Co.	122,364
7,300		Republic Services, Inc.	218,854
4,100	@	Stericycle, Inc.	241,531
			781,618
		Food: 2.5%
10,300		Campbell Soup Co.	397,580
21,300		ConAgra Foods, Inc.	414,498
3,500		Corn Products International, Inc.	112,980
6,400	@	Dean Foods Co.	149,504
9,300		Del Monte Foods Co.	72,540
7,200	L	Hershey Co.	284,688
14,800	S	HJ Heinz Co.	739,556
3,300		Hormel Foods Corp.	119,724
2,600		JM Smucker Co.	131,794
5,300		McCormick & Co., Inc.	203,785
20,600		Safeway, Inc.	488,632
33,200		Sara Lee Corp.	419,316
5,500	@, L	Smithfield Foods, Inc.	87,340
10,000		Supervalu, Inc.	217,000
13,100		Tyson Foods, Inc.	156,414
6,600	L	Whole Foods Market, Inc.	132,198
			4,127,549
		Forest Products & Paper: 0.8%
23,100	@	Domtar Corp.	106,260
20,100		International Paper Co.	526,218
8,200		MeadWestvaco Corp.	191,142
9,900		Weyerhaeuser Co.	599,742
			1,423,362
		Gas: 1.1%
3,600		AGL Resources, Inc.	112,968
4,200		Atmos Energy Corp.	111,804
15,400		Centerpoint Energy, Inc.	224,378
3,400		Energen Corp.	153,952
3,800		National Fuel Gas Co.	160,284
12,900		NiSource, Inc.	190,404
11,800		Sempra Energy	595,546
5,200		Southern Union Co.	107,380
5,000		UGI Corp.	128,900
3,800		Vectren Corp.	105,830
			1,891,446
		Hand/Machine Tools: 0.4%
2,900		Black & Decker Corp.	176,175
3,600	L	Kennametal, Inc.	97,632
2,000		Lincoln Electric Holdings, Inc.	128,620
2,700		Snap-On, Inc.	142,182
3,700		Stanley Works	154,438
			699,047
		Healthcare - Products: 2.6%
2,400	@, L	Advanced Medical Optics, Inc.	42,672
3,000		Beckman Coulter, Inc.	212,970
2,100	L	Cooper Cos., Inc.	72,996
4,700		CR Bard, Inc.	445,889
7,000		Densply International, Inc.	262,780
2,600	@	Edwards Lifesciences Corp.	150,176
2,500	@	Gen-Probe, Inc.	132,625
4,200	@	Henry Schein, Inc.	226,128
2,900		Hill-Rom Holdings, Inc.	87,899
12,000	@	Hologic, Inc.	231,960
7,500	@	Hospira, Inc.	286,500
2,800	@	Idexx Laboratories, Inc.	153,440
1,800	@	Intuitive Surgical, Inc.	433,764
3,600	@, L	Inverness Medical Innovations, Inc.	108,000
2,700	@, L	Kinetic Concepts, Inc.	77,193
5,700	@, L	Patterson Cos., Inc.	173,337
3,600	@, L	Resmed, Inc.	154,800
16,000	@	St. Jude Medical, Inc.	695,840
1,800	@	Techne Corp.	129,816
5,900	@	Varian Medical Systems, Inc.	337,067
			4,415,852
		Healthcare - Services: 1.9%
1,700	L	Brookdale Senior Living, Inc.	37,383
13,200		Cigna Corp.	448,536
4,500	@	Community Health Systems, Inc.	131,895
3,000	@	Covance, Inc.	265,230

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
7,100	@	Coventry Health Care, Inc.	$231,105
4,900	@	DaVita, Inc.	279,349
11,400	@	Health Management Associates, Inc.	47,424
5,000	@	Health Net, Inc.	118,000
8,000	@	Humana, Inc.	329,600
5,200	@, L	Laboratory Corp. of America Holdings	361,400
2,500	@, L	LifePoint Hospitals, Inc.	80,350
3,400	@	Lincare Holdings, Inc.	102,306
2,200	@	Pediatrix Medical Group, Inc.	118,624
7,400		Quest Diagnostics	382,358
22,500	@	Tenet Healthcare Corp.	124,875
2,200		Universal Health Services, Inc.	123,266
2,000	@, L	WellCare Health Plans, Inc.	72,000
			3,253,701
		Holding Companies - Diversified: 0.2%
8,300	L	Leucadia National Corp.	377,152
			377,152
		Home Builders: 0.6%
5,800	L	Centex Corp.	93,960
14,800	L	D.R. Horton, Inc.	192,696
3,600	L	KB Home	70,848
6,400	L	Lennar Corp.	97,216
1,600		MDC Holdings, Inc.	58,544
220	@, L	NVR, Inc.	125,840
10,000		Pulte Homes, Inc.	139,700
1,700	L	Thor Industries, Inc.	42,194
6,100	@, L	Toll Brothers, Inc.	153,903
			974,901
		Home Furnishings: 0.2%
2,700		Harman International Industries, Inc.	91,989
3,500	L	Whirlpool Corp.	277,515
			369,504
		Household Products/Wares: 0.8%
5,000		Avery Dennison Corp.	222,400
3,100		Church & Dwight Co., Inc.	192,479
6,500		Clorox Co.	407,485
7,200	S	Fortune Brands, Inc.	412,992
3,200	@, L	Jarden Corp.	75,040
2,000		Scotts Miracle-Gro Co.	47,280
			1,357,676
		Housewares: 0.2%
13,000		Newell Rubbermaid, Inc.	224,380
1,800	L	Toro Co.	74,340
			298,720
		Insurance: 5.1%
220	@, L	Alleghany Corp.	80,300
2,300		Allied World Assurance Holdings Ltd.	81,696
3,700		American Financial Group, Inc.	109,150
700		American National Insurance	60,431
13,100		AON Corp.	588,976
2,200	@, L	Arch Capital Group Ltd.	160,666
4,400		Arthur J. Gallagher & Co.	112,904
5,600		Assurant, Inc.	308,000
7,000		Axis Capital Holdings Ltd.	221,970
5,400	L	Brown & Brown, Inc.	116,748
6,800		Cincinnati Financial Corp.	193,392
1,300		CNA Financial Corp.	34,112
8,700	@	Conseco, Inc.	30,624
2,500		Endurance Specialty Holdings Ltd.	77,300
1,500		Erie Indemnity Co.	63,405
2,900		Everest Re Group Ltd.	250,937
10,100		Fidelity National Title Group, Inc.	148,470
4,300	S	First American Corp.	126,850
20,300		Genworth Financial, Inc.	174,783
2,400		Hanover Insurance Group, Inc.	109,248
5,400		HCC Insurance Holdings, Inc.	145,800
12,200		Lincoln National Corp.	522,282
480	@	Markel Corp.	168,720
24,000	S	Marsh & McLennan Cos., Inc.	762,238
10,000	L	MBIA, Inc.	119,000
1,300	L	Mercury General Corp.	71,175
5,900	L	MGIC Investment Corp.	41,477
2,200		Nationwide Financial Services	108,526
10,800	S	Old Republic International Corp.	137,700
1,100		OneBeacon Insurance Group Ltd.	23,265
2,600		PartnerRe Ltd.	177,034
2,700	@	Philadelphia Consolidated Holding Co.	158,139
12,200		Principal Financial Group, Inc.	530,578
31,800		Progressive Corp.	553,320
3,300		Protective Life Corp.	94,083
2,800	L	Reinsurance Group of America, Inc. - Class A	151,200
2,900		RenaissanceRe Holdings Ltd.	150,800

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
2,300		Stancorp Financial Group, Inc.	$119,600
4,200		Torchmark Corp.	251,160
1,300		Transatlantic Holdings, Inc.	70,655
1,900		Unitrin, Inc.	47,386
16,300		UnumProvident Corp.	409,130
100		Wesco Financial Corp.	35,700
380		White Mountains Insurance Group Ltd.	178,505
6,700		WR Berkley Corp.	157,785
15,500	L	XL Capital Ltd.	278,070
			8,513,290
		Internet: 1.0%
7,900	@	Akamai Technologies, Inc.	137,776
8,600	@, L	Emdeon Corp.	98,298
1,500	@, L	Equinix, Inc.	104,190
9,800	@	Expedia, Inc.	148,078
3,900	@, S	F5 Networks, Inc.	91,182
4,350	@	IAC/InterActiveCorp	75,255
27,900	@	Liberty Media Corp. - Interactive - Class A	360,189
7,100	@	McAfee, Inc.	241,116
1,800	@, L	Priceline.com, Inc.	123,174
1,300	@, L	Sohucom, Inc.	72,475
9,200	@, L	VeriSign, Inc.	239,936
400	@	WebMD Health Corp.	11,896
			1,703,565
		Investment Companies: 0.2%
8,400	L	Allied Capital Corp.	90,720
9,500		American Capital Ltd.	242,345
			333,065
		Iron/Steel: 0.5%
5,300	L	AK Steel Holding Corp.	137,376
4,800	L	Allegheny Technologies, Inc.	141,840
2,100		Carpenter Technology Corp.	53,865
5,000		Cleveland-Cliffs, Inc.	264,700
2,900		Reliance Steel & Aluminum Co.	110,113
1,000		Schnitzer Steel Industries, Inc.	39,240
8,400		Steel Dynamics, Inc.	143,556
			890,690
		Leisure Time: 0.3%
11,100		Harley-Davidson, Inc.	414,030
1,720	@	Interval Leisure Group, Inc.	17,888
6,500	L	Royal Caribbean Cruises Ltd.	134,875
			566,793
		Lodging: 0.7%
2,700	L	Boyd Gaming Corp.	25,272
1,400		Choice Hotels International, Inc.	37,940
13,900		Marriott International, Inc.	362,651
5,800	@, L	MGM Mirage	165,300
2,000	L	Orient-Express Hotels Ltd.	48,260
8,800		Starwood Hotels & Resorts Worldwide, Inc.	247,632
8,300		Wyndham Worldwide Corp.	130,393
2,700	@, L	Wynn Resorts Ltd.	220,428
			1,237,876
		Machinery - Construction & Mining: 0.3%
3,500		Bucyrus International, Inc.	156,380
5,100		Joy Global, Inc.	230,214
4,700	@	Terex Corp.	143,444
			530,038
		Machinery - Diversified: 1.1%
4,300	@, L	AGCO Corp.	183,223
9,500		Cummins, Inc.	415,340
2,700		Flowserve Corp.	239,679
2,500	@	Gardner Denver, Inc.	86,800
2,800		Graco, Inc.	99,708
3,900	L	IDEX Corp.	120,978
6,100		Manitowoc Co., Inc.	94,855
6,900		Rockwell Automation, Inc.	257,646
4,200		Roper Industries, Inc.	239,232
3,100	@	Zebra Technologies Corp.	86,335
			1,823,796
		Media: 2.3%
10,400		Cablevision Systems Corp.	261,664
27,700		CBS Corp. - Class B	403,866
1,700	@, L	Central European Media Enterprises Ltd.	111,180
2,500	@, L	CTC Media, Inc.	37,500
13,200	@	Discovery Communications, Inc.	186,912
9,600	@	Dish Network Corp.	201,600
1,400	L	EW Scripps Co.	9,898
2,000	L	Factset Research Systems, Inc.	104,500
10,700	L	Gannett Co., Inc.	180,937
1,100	L	Hearst-Argyle Television, Inc.	24,563
1,900		John Wiley & Sons, Inc.	76,855
15,500	@, L	Liberty Global, Inc.	469,650

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Media (continued)
5,200	@	Liberty Media Corp. - Capital Shares A	$69,576
24,300	@	Liberty Media Corp. - Entertainment	606,771
15,100		McGraw-Hill Cos., Inc.	477,311
1,900	L	Meredith Corp.	53,276
6,800		New York Times Co.	97,172
4,100	L	Scripps Networks Interactive - Class A	148,871
139,520	@, L	Sirius XM Radio, Inc.	79,526
320		Washington Post	178,163
			3,779,791
		Metal Fabricate/Hardware: 0.5%
5,400		Commercial Metals Co.	91,206
6,500		Precision Castparts Corp.	512,070
3,900		Timken Co.	110,565
900		Valmont Industries, Inc.	74,421
			788,262
		Mining: 0.3%
1,600	@	Century Aluminum Co.	44,304
4,000	L	Titanium Metals Corp.	45,360
5,100	L	Vulcan Materials Co.	379,950
			469,614
		Miscellaneous Manufacturing: 2.8%
3,200		Aptargroup, Inc.	125,152
1,900		Brink’s Co.	115,938
2,900		Carlisle Cos., Inc.	86,913
8,200		Cooper Industries Ltd.	327,590
2,400		Crane Co.	71,304
3,700		Donaldson Co., Inc.	155,067
8,900		Dover Corp.	360,895
13,500		Eastman Kodak Co.	207,630
7,700		Eaton Corp.	432,586
4,000		Harsco Corp.	148,760
14,710		Ingersoll-Rand Co.	458,511
8,500		ITT Corp.	472,685
1,309	@	John Bean Technologies Corp.	16,572
7,800	L	Leggett & Platt, Inc.	169,962
5,800		Pall Corp.	199,462
7,900		Parker Hannifin Corp.	418,700
4,700	L	Pentair, Inc.	162,479
2,500		SPX Corp.	192,500
1,900		Teleflex, Inc.	120,631
11,700		Textron, Inc.	342,576
3,800		Trinity Industries, Inc.	97,774
			4,683,687
		Office Furnishings: 0.0%
2,900	L	Steelcase, Inc.	31,175
			31,175
		Office/Business Equipment: 0.5%
9,800		Pitney Bowes, Inc.	325,948
42,300		Xerox Corp.	487,719
			813,667
		Oil & Gas: 4.7%
2,600	@	Atwood Oceanics, Inc.	94,640
4,900		Cabot Oil & Gas Corp.	177,086
3,900		Cimarex Energy Co.	190,749
1,300	@	CNX Gas Corp.	29,107
1,400	@, L	Continental Resources, Inc.	54,922
11,600	@	Denbury Resources, Inc.	220,864
3,200		Diamond Offshore Drilling	329,792
2,500	@	Encore Acquisition Co.	104,450
6,800		ENSCO International, Inc.	391,884
6,200		Equitable Resources, Inc.	227,416
4,200	@, L	Forest Oil Corp.	208,320
4,900		Frontier Oil Corp.	90,258
4,900		Helmerich & Payne, Inc.	211,631
4,200	@	Hercules Offshore, Inc.	63,672
2,000		Holly Corp.	57,840
4,100	@, L	Mariner Energy, Inc.	84,050
8,900		Murphy Oil Corp.	570,846
13,200	@	Nabors Industries Ltd.	328,944
6,200	@	Newfield Exploration Co.	198,338
12,600		Noble Corp.	553,140
8,100		Noble Energy, Inc.	450,279
7,300		Patterson-UTI Energy, Inc.	146,146
11,800	@	PetroHawk Energy Corp.	255,234
5,600		Pioneer Natural Resources Co.	292,768
5,100	@	Plains Exploration & Production Co.	179,316
7,900	@, L	Pride International, Inc.	233,919
8,100		Questar Corp.	331,452
4,900	@, S	Quicksilver Resources, Inc.	96,187
7,300		Range Resources Corp.	312,951
5,300		Rowan Cos., Inc.	161,915
4,900	@	SandRidge Energy, Inc.	96,040

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
16,100	@	Southwestern Energy Co.	$491,694
2,900	L	St. Mary Land & Exploration Co.	103,385
5,500		Sunoco, Inc.	195,690
6,500	L	Tesoro Petroleum Corp.	107,185
2,200	@	Unit Corp.	109,604
1,400	L	W&T Offshore, Inc.	38,206
2,000	@	Whiting Petroleum Corp.	142,520
			7,932,440
		Oil & Gas Services: 1.4%
13,800		BJ Services Co.	263,994
10,200	@	Cameron International Corp.	393,108
4,000	@	Dresser-Rand Group, Inc.	125,880
3,100	@	Exterran Holdings, Inc.	99,076
6,000	@	FMC Technologies, Inc.	279,300
5,400	@, L	Global Industries Ltd.	37,476
4,300	@	Helix Energy Solutions Group, Inc.	104,404
5,900	@	Key Energy Services, Inc.	68,440
2,600	@, L	Oceaneering International, Inc.	138,632
2,300	@, L	Oil States International, Inc.	81,305
1,000	@, L	SEACOR Holdings, Inc.	78,950
10,100		Smith International, Inc.	592,264
3,800	@	Superior Energy Services	118,332
3,500	@	Tetra Technologies, Inc.	48,475
			2,429,636
		Packaging & Containers: 0.9%
4,600		Ball Corp.	181,654
4,700		Bemis Co.	123,187
7,500	@	Crown Holdings, Inc.	166,575
1,600		Greif, Inc.	104,992
12,000	@, L	Jefferson Smurfit Corp.	56,400
7,800	@	Owens-Illinois, Inc.	229,320
4,900		Packaging Corp. of America	113,582
6,100	@	Pactiv Corp.	151,463
7,500		Sealed Air Corp.	164,925
4,700		Sonoco Products Co.	139,496
5,000	L	Temple-Inland, Inc.	76,300
			1,507,894
		Pharmaceuticals: 2.5%
14,300		Allergan, Inc.	736,450
7,600		AmerisourceBergen Corp.	286,140
5,100	@	Barr Pharmaceuticals, Inc.	333,030
4,600	@, L	BioMarin Pharmaceuticals, Inc.	121,854
3,200	@, L	Cephalon, Inc.	247,968
5,700	@	Endo Pharmaceuticals Holdings, Inc.	114,000
9,900	@	Express Scripts, Inc.	730,818
14,300	@	Forest Laboratories, Inc.	404,404
3,100		Herbalife Ltd.	122,512
11,600	@	King Pharmaceuticals, Inc.	111,128
14,300	@, L	Mylan Laboratories	163,306
2,500	@	NBTY, Inc.	73,800
5,000		Omnicare, Inc.	143,850
3,700		Perrigo Co.	142,302
5,100	@, L	Sepracor, Inc.	93,381
4,000	@	VCA Antech, Inc.	117,880
4,300	@	Warner Chilcott Ltd.	65,016
4,900	@	Watson Pharmaceuticals, Inc.	139,650
			4,147,489
		Pipelines: 0.8%
33,000		El Paso Corp.	421,080
4,900		Oneok, Inc.	168,560
29,800		Spectra Energy Corp.	709,240
			1,298,880
		Real Estate: 0.3%
8,100	@	CB Richard Ellis Group, Inc.	108,297
3,500		Forest City Enterprises, Inc.	107,345
1,500	L	Jones Lang LaSalle, Inc.	65,220
4,300		St. Joe Co.	168,087
			448,949
		Retail: 5.7%
4,100		Abercrombie & Fitch Co.	161,745
4,500		Advance Auto Parts, Inc.	178,470
8,100		American Eagle Outfitters	123,525
2,800	@, L	AnnTaylor Stores Corp.	57,792
5,400	@	Autonation, Inc.	60,696
1,900	@	Autozone, Inc.	234,346
1,700	L	Barnes & Noble, Inc.	44,336
12,200	@, L	Bed Bath & Beyond, Inc.	383,202
3,800	@, L	Big Lots, Inc.	105,754
2,800	@, L	BJ’s Wholesale Club, Inc.	108,808
4,800		Brinker International, Inc.	85,872
3,800	L	Burger King Holdings, Inc.	93,328
10,300	@, L	Carmax, Inc.	144,200

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
1,600	@, L	Chipotle Mexican Grill, Inc.	$88,784
3,100	@	Copart, Inc.	117,800
6,600		Darden Restaurants, Inc.	188,958
4,000	@, L	Dick’s Sporting Goods, Inc.	78,320
4,200	@	Dollar Tree, Inc.	152,712
6,600		Family Dollar Stores, Inc.	156,420
7,300		Foot Locker, Inc.	117,968
7,700	@	GameStop Corp.	263,417
22,900		Gap, Inc.	407,162
2,800		Guess ?, Inc.	97,412
4,400	@, L	Hanesbrands, Inc.	95,700
1,720	@, W, L	HSN, Inc.	18,937
10,400		JC Penney Co., Inc.	346,736
14,500	@	Kohl’s Corp.	668,160
13,400		Limited Brands, Inc.	232,088
4,500		Liz Claiborne, Inc.	73,935
19,800		Macy’s, Inc.	356,004
2,100	L	MSC Industrial Direct Co.	96,747
8,600	L	Nordstrom, Inc.	247,852
12,800	@	Office Depot, Inc.	74,496
3,600		OfficeMax, Inc.	32,004
6,300	@	O’Reilly Automotive, Inc.	168,651
1,200	@, L	Panera Bread Co.	61,080
1,900	L	Penske Auto Group, Inc.	21,793
6,000		Petsmart, Inc.	148,260
2,400		Phillips-Van Heusen	90,984
6,200	L	RadioShack Corp.	107,136
23,900	@	Rite Aid Corp.	20,076
6,300		Ross Stores, Inc.	231,903
6,800	@, L	Saks, Inc.	62,900
2,800	@, L	Sears Holding Corp.	261,800
4,000	L	Signet Jewelers Ltd.	93,520
34,200	@	Starbucks Corp.	508,554
5,900		Tiffany & Co.	209,568
8,700	L	Tim Hortons, Inc.	257,781
20,000		TJX Cos., Inc.	610,400
5,300	@, L	Urban Outfitters, Inc.	168,911
4,500		Williams-Sonoma, Inc.	72,810
22,300		Yum! Brands, Inc.	727,203
			9,517,016
		Savings & Loans: 0.8%
4,000		Astoria Financial Corp.	82,920
1,000	L	Capitol Federal Financial	44,330
24,400		Hudson City Bancorp., Inc.	450,180
16,100		New York Community Bancorp., Inc.	270,319
16,300		People’s United Financial, Inc.	313,775
20,900	L	Sovereign Bancorp., Inc.	82,555
4,900	L	TFS Financial Corp.	61,348
4,100		Washington Federal, Inc.	75,645
			1,381,072
		Semiconductors: 2.9%
28,500	@, L	Advanced Micro Devices, Inc.	149,625
14,100		Altera Corp.	291,588
13,600		Analog Devices, Inc.	358,360
20,900	@	Atmel Corp.	70,851
24,200	@	Broadcom Corp.	450,846
4,200	@, L	Cree, Inc.	95,676
7,100	@	Cypress Semiconductor Corp.	37,062
5,900	@	Fairchild Semiconductor International, Inc.	52,451
8,100	@	Integrated Device Technology, Inc.	63,018
3,400	@	International Rectifier Corp.	64,668
5,800		Intersil Corp.	96,164
8,000		KLA-Tencor Corp.	253,200
5,900	@, L	Lam Research Corp.	185,791
10,400	L	Linear Technology Corp.	318,864
30,000	@	LSI Logic Corp.	160,800
22,800	@	Marvell Technology Group Ltd.	212,040
10,700	@	MEMC Electronic Materials, Inc.	302,382
8,700	L	Microchip Technology, Inc.	256,041
35,800	@	Micron Technology, Inc.	144,990
10,800		National Semiconductor Corp.	185,868
4,700	@, L	Novellus Systems, Inc.	92,308
26,100	@	Nvidia Corp.	279,531
18,600	@, L	ON Semiconductor Corp.	125,736
6,200	@, L	QLogic Corp.	95,232
4,900	@, L	Rambus, Inc.	62,965
2,300	@	Silicon Laboratories, Inc.	70,610
8,100	@	Teradyne, Inc.	63,261
3,500	@	Varian Semiconductor Equipment Associates, Inc.	87,920
13,100	L	Xilinx, Inc.	307,195
			4,935,043

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Software: 2.9%
27,800	@	Activision Blizzard, Inc.	$428,954
4,000	@	Ansys, Inc.	151,480
10,500	@	Autodesk, Inc.	352,275
9,000	@	BMC Software, Inc.	257,670
6,600		Broadridge Financial Solutions ADR	101,574
18,300		CA, Inc.	365,268
3,200	@, L	Cerner Corp.	142,848
8,600	@	Citrix Systems, Inc.	217,236
12,300	@	Compuware Corp.	119,187
2,600		Dun & Bradstreet Corp.	245,336
15,000	@	Electronic Arts, Inc.	554,850
9,200		Fidelity National Information Services, Inc.	169,832
7,700	@	Fiserv, Inc.	364,364
8,500		IMS Health, Inc.	160,735
15,100	@	Intuit, Inc.	477,311
4,200	@	Metavante Technologies, inc.	80,892
2,100	@	MSCI, Inc. - Class A	50,400
16,600	@	Novell, Inc.	85,324
8,100	@, L	Nuance Communications, Inc.	98,739
9,000	@	Red Hat, Inc.	135,630
4,900	@	Salesforce.com, Inc.	237,160
6,300		SEI Investments Co.	139,860
			4,936,925
		Telecommunications: 3.0%
5,500	@, L	ADC Telecommunications, Inc.	46,475
9,200	@	Amdocs Ltd.	251,896
18,600	@	American Tower Corp.	669,042
5,000		CenturyTel, Inc.	183,250
4,100	@, L	Ciena Corp.	41,328
3,200	@, L	Clearwire Corp. - Class A	38,016
3,300	@	CommScope, Inc.	114,312
13,300	@	Crown Castle International Corp.	385,301
2,000	@, L	EchoStar Holding Corp.	48,200
6,900		Embarq Corp.	279,795
15,200	L	Frontier Communications Corp.	174,800
6,300		Harris Corp.	291,060
10,600	@, L	JDS Uniphase Corp.	89,676
24,700	@	Juniper Networks, Inc.	520,429
2,500	@, L	Leap Wireless International, Inc.	95,250
72,900	@, L	Level 3 Communications, Inc.	196,830
11,500	@, L	MetroPCS Communications, Inc.	160,885
3,600	@, L	NeuStar, Inc.	71,604
7,900	@	NII Holdings, Inc.	299,568
70,700	L	Qwest Communications International, Inc.	228,361
5,100	@, L	SBA Communications Corp.	131,937
4,900		Telephone & Data Systems, Inc.	175,175
18,700	@	Tellabs, Inc.	75,922
800	@	US Cellular Corp.	37,536
13,800	L	Virgin Media, Inc.	109,020
21,000		Windstream Corp.	229,740
			4,945,408
		Textiles: 0.2%
6,200		Cintas Corp.	178,002
2,600	@, L	Mohawk Industries, Inc.	175,214
			353,216
		Toys/Games/Hobbies: 0.3%
5,800	L	Hasbro, Inc.	201,376
17,000		Mattel, Inc.	306,680
			508,056
		Transportation: 1.2%
1,900	L	Alexander & Baldwin, Inc.	83,657
8,000		CH Robinson Worldwide, Inc.	407,680
2,100		Con-way, Inc.	92,631
10,000		Expeditors International Washington, Inc.	348,400
2,300	L	Frontline Ltd.	110,561
3,800	L	JB Hunt Transport Services, Inc.	126,806
4,300	@	Kansas City Southern	190,748
2,500	@	Kirby Corp.	94,850
2,500		Landstar System, Inc.	110,150
1,100		Overseas Shipholding Group	64,141
2,700		Ryder System, Inc.	167,400
2,000		Teekay Shipping Corp.	52,760
2,500		Tidewater, Inc.	138,400
4,700		UTI Worldwide, Inc.	79,994
			2,068,178
		Trucking & Leasing: 0.1%
2,300		GATX Corp.	91,011
			91,011
		Water: 0.1%
3,000		American Water Works Co., Inc. - New	64,500
6,300	L	Aqua America, Inc.	112,014
			176,514
		Total Common Stock
		(Cost $175,679,021)	145,028,820

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 5.7%
		Apartments: 1.0%
4,436	L	Apartment Investment & Management Co.	$155,349
3,600		AvalonBay Communities, Inc.	354,312
2,300	L	BRE Properties, Inc.	112,700
2,500		Camden Property Trust	114,650
12,700		Equity Residential	564,007
1,200		Essex Property Trust, Inc.	141,996
6,000		UDR, Inc.	156,900
			1,599,914
		Diversified: 0.7%
9,100	L	CapitalSource, Inc.	111,930
3,400	L	Digital Realty Trust, Inc.	160,650
6,900	L	Duke Realty Corp.	169,602
4,400		Liberty Property Trust	165,660
6,400		Vornado Realty Trust	582,080
			1,189,922
		Forest Products & Paper: 0.3%
8,000	L	Plum Creek Timber Co., Inc.	398,880
3,700	L	Rayonier, Inc.	175,195
			574,075
		Health Care: 0.7%
11,800		HCP, Inc.	473,534
4,500	L	Health Care Real Estate Investment Trust, Inc.	239,535
4,500	L	Nationwide Health Properties, Inc.	161,910
6,200	L	Ventas, Inc.	306,404
			1,181,383
		Hotels: 0.2%
4,400		Hospitality Properties Trust	90,288
24,500		Host Hotels & Resorts, Inc.	325,605
			415,893
		Mortgage: 0.2%
25,300		Annaly Capital Management, Inc.	340,285
6,300	L	iStar Financial, Inc.	16,380
			356,665
		Office Property: 0.8%
1,500		Alexandria Real Estate Equities, Inc.	168,750
5,600		Boston Properties, Inc.	524,496
4,100		Brandywine Realty Trust	65,723
5,700		Douglas Emmett, Inc.	131,499
10,600		HRPT Properties Trust	73,034
1,500		Kilroy Realty Corp.	71,685
3,100		Mack-Cali Realty Corp.	104,997
2,700		SL Green Realty Corp.	174,960
			1,315,144
		Regional Malls: 0.3%
3,100		CBL & Associates Properties, Inc.	62,248
10,700	L	General Growth Properties, Inc.	161,570
3,500		Macerich Co.	222,775
2,500		Taubman Centers, Inc.	125,000
			571,593
		Shopping Centers: 0.7%
5,600	L	Developers Diversified Realty Corp.	177,464
2,800		Federal Realty Investment Trust	239,680
10,100		Kimco Realty Corp.	373,094
3,300		Regency Centers Corp.	220,077
3,500	L	Weingarten Realty Investors	124,845
			1,135,160
		Storage: 0.4%
5,900		Public Storage, Inc.	584,159
			584,159
		Warehouse/Industrial: 0.4%
4,600		AMB Property Corp.	208,380
12,300		Prologis	507,621
			716,001
		Total Real Estate Investment Trusts
		(Cost $10,513,366)	9,639,909
RIGHTS: 0.0%
		Holding Companies - Diversified: 0.0%
1,300	L	Fresenius Kabi Pharmaceuticals Holding, Inc.	845
		Total Rights
		(Cost $-)	845
		Total Long-Term Investments
		(Cost $186,192,387)	154,669,574

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
SHORT-TERM INVESTMENTS: 21.2%
		Affiliated Mutual Fund: 7.1%
11,906,000	S	ING Institutional Prime Money Market Fund - Class I	$11,906,000
		Total Mutual Fund
		(Cost $11,906,000)	11,906,000

Principal Amount				Value
		Securities Lending Collateral(cc): 14.1%
$23,859,382		Bank of New York Mellon Corp. Institutional Cash Reserves		$23,624,146
		Total Securities Lending Collateral
		(Cost $23,859,382)		23,624,146

		Total Short-Term Investments
		(Cost $35,765,382)		35,530,146
		Total Investments in Securities
		(Cost $221,957,769)*	113.5%	$190,199,720
		Other Assets and Liabilities - Net	(13.5)	(22,696,255)
		Net Assets	100.0%	$167,503,465

	@	Non-income producing security
	ADR	American Depositary Receipt
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	S

All or a portion of this security is segregated to cover collateral requirements for  applicable futures, options, swaps, foreign forward currency contracts and/or when-issued  or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.

*	Cost for federal income tax purposes is $222,044,629.
	Net unrealized depreciation consists of:
	Gross Unrealized Appreciation	$2,760,110
	Gross Unrealized Depreciation	(34,605,019)
	Net Unrealized Depreciation	$(31,844,909)

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$190,199,720	$(67,179)
Level 2- Other Significant Observable Inputs	—	—
Level 3- Significant Unobservable Inputs	—	—
Total	$190,199,720	$(67,179)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING RussellTM Mid Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING RussellTM Mid Cap Index Portfolio Open Futures Contracts on September 30, 2008

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation
Long Contracts
S&P Mid 400 E-Mini	172	12/19/08	$(67,179)
			$(67,179)

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 90.6%
		Advertising: 0.2%
4,000	@	Greenfield Online, Inc.	$69,600
13,300		Harte-Hanks, Inc.	137,921
7,600	@	inVentiv Health, Inc.	134,216
6,500		Marchex, Inc.	66,885
			408,622
		Aerospace/Defense: 1.4%
7,200	@, L	AAR Corp.	119,448
2,900	@	Aerovironment, Inc.	92,655
2,900	@, L	Argon ST, Inc.	68,121
4,400		Cubic Corp.	108,196
10,400		Curtiss-Wright Corp.	472,680
3,400		Ducommun, Inc.	81,192
6,300	@	Esterline Technologies Corp.	249,417
14,600	@, L	Gencorp, Inc.	98,404
4,700	L	Heico Corp.	154,254
4,400	@	Herley Industries, Inc.	75,240
5,800		Kaman Corp.	165,184
9,100	@	Moog, Inc.	390,208
1,300		National Presto Industries, Inc.	96,850
12,900	@	Orbital Sciences Corp.	309,213
8,700	@	Teledyne Technologies, Inc.	497,292
6,900	@, L	TransDigm Group, Inc.	236,187
3,300	L	Triumph Group, Inc.	150,843
			3,365,384
		Agriculture: 0.4%
7,000	@	Agfeed Industries, Inc.	55,300
1,700		Alico, Inc.	80,631
15,700	@	Alliance One International, Inc.	59,660
3,300		Andersons, Inc.	116,226
3,200	@, L	Cadiz, Inc.	61,024
18,600	@, L	Star Scientific, Inc.	66,216
2,600	@, L	Tejon Ranch Co.	96,590
6,000		Universal Corp.	294,540
5,985		Vector Group Ltd.	105,695
			935,882
		Airlines: 0.5%
31,000	@	Airtran Holdings, Inc.	75,330
6,900	@	Alaska Air Group, Inc.	140,691
3,100	@	Allegiant Travel Co.	109,492
10,300	@, L	Hawaiian Holdings, Inc.	95,584
35,700	@	JetBlue Airways Corp.	176,715
8,000	@	Republic Airways Holdings, Inc.	81,520
12,100		Skywest, Inc.	193,358
26,100	@	UAL Corp.	229,419
25,400	@	US Airways Group, Inc. - New	153,162
			1,255,271
		Apparel: 1.4%
9,100	@, L	American Apparel, Inc.	74,620
12,800	@, L	Carter’s, Inc.	252,544
3,300	L	Cherokee, Inc.	72,534
2,600	L	Columbia Sportswear Co.	109,096
15,800	@, L	CROCS, Inc.	56,564
2,700	@	Deckers Outdoor Corp.	281,016
3,800	@	G-III Apparel Group Ltd.	71,098
12,300	@, L	Iconix Brand Group, Inc.	160,884
7,400		K-Swiss, Inc.	128,760
4,500	@	Maidenform Brands, Inc.	65,295
1,800		Oxford Industries, Inc.	46,494
3,500	@	Perry Ellis International, Inc.	52,185
24,700	@	Quiksilver, Inc.	141,778
6,800	@	Skechers USA, Inc.	114,444
4,400	@	Steven Madden Ltd.	109,032
9,000	@	Timberland Co.	156,330
3,600	@, L	True Religion Apparel, Inc.	93,060
6,800	@, L	Under Armour, Inc.	215,968
19,900	@	Unifi, Inc.	96,316
3,900	@, L	Volcom, Inc.	67,392
9,800	@	Warnaco Group, Inc.	443,842
2,500		Weyco Group, Inc.	83,675
10,600		Wolverine World Wide, Inc.	280,476
			3,173,403
		Auto Manufacturers: 0.1%
15,100	@	Force Protection, Inc.	40,468
8,200		Wabash National Corp.	77,490
			117,958

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Auto Parts & Equipment: 0.7%
10,700	L	American Axle & Manufacturing Holdings, Inc.	$57,352
4,400	@, L	Amerigon, Inc.	28,952
16,700	L	ArvinMeritor, Inc.	217,768
3,900	@	ATC Technology Corp.	92,586
2,600	@	Commercial Vehicle Group, Inc.	18,486
11,600	L	Cooper Tire & Rubber Co.	99,760
21,600	@	Dana Holding Corp.	104,544
5,100	@	Dorman Products, Inc.	63,903
16,300	@, L	Exide Technologies	120,294
2,700	@	Fuel Systems Solutions, Inc.	93,015
22,800	@	Hayes Lemmerz International, Inc.	62,244
13,300	@, L	Lear Corp.	139,650
6,100		Modine Manufacturing Co.	88,328
10,000	L	Spartan Motors, Inc.	31,800
9,000		Superior Industries International	172,440
12,300	@, L	Tenneco, Inc.	130,749
5,975		Titan International, Inc.	127,387
26,600	@	Visteon Corp.	61,712
4,900	@	Wonder Auto Technology, Inc.	31,409
			1,742,379
		Banks: 6.7%
5,200		1st Source Corp.	122,200
7,206		Amcore Financial, Inc.	66,656
3,000		Arrow Financial Corp.	88,230
2,600		Bancfirst Corp.	125,658
3,900		Banco Latinoamericano de Exportaciones SA	56,238
8,500		Bank Mutual Corp.	96,475
4,600	L	Bank of the Ozarks, Inc.	124,200
13,200	L	Boston Private Financial Holdings, Inc.	115,368
2,500		Camden National Corp.	87,375
3,600		Capital City Bank Group, Inc.	112,860
7,100		Capitol Bancorp., Ltd.	138,379
2,100		Cass Information Systems, Inc.	75,285
9,800	L	Cathay General Bancorp.	233,240
3,600		Centerstate Banks of Florida, Inc.	64,332
6,800	L	Central Pacific Financial Corp.	114,308
5,100	L	Chemical Financial Corp.	158,814
22,600	L	Citizens Banking Corp.	69,608
6,100	L	City Bank	95,160
4,000		City Holding Co.	169,000
2,700	L	CoBiz Financial, Inc.	32,427
38,700	L	Colonial BancGroup, Inc.	304,182
4,700	L	Columbia Banking System, Inc.	83,331
6,100	L	Community Bank System, Inc.	153,415
3,600	L	Community Trust Bancorp., Inc.	123,840
13,200	L	Corus Bankshares, Inc.	53,460
12,300		CVB Financial Corp.	170,970
15,300	L	East-West Bancorp., Inc.	209,610
3,300		Enterprise Financial Services Corp.	74,448
5,900		First Bancorp.	100,890
16,200		First Bancorp. Puerto Rico	179,172
6,300	L	First Busey Corp.	115,479
15,400		First Commonwealth Financial Corp.	207,438
2,500		First Community Bancshares, Inc.	93,800
4,200	L	First Financial Bancorp.	61,320
5,100		First Financial Bankshares, Inc.	264,588
3,300		First Financial Corp.	155,034
6,000		First Merchants Corp.	136,800
14,200		First Midwest Bancorp., Inc.	344,208
4,800		First South Bancorp, Inc.	82,896
16,300		FirstMerit Corp.	342,300
24,806	L	FNB Corp.	396,400
11,100		Frontier Financial Corp.	149,073
11,200	L	Glacier Bancorp., Inc.	277,424
4,200	L	Greene County Bancshares, Inc.	98,742
12,200	@	Guaranty Bancorp	74,420
6,100		Hancock Holding Co.	311,100
8,100		Harleysville National Corp.	137,538
1,800		Heartland Financial USA, Inc.	45,108
3,916		Home Bancshares, Inc.	101,307
2,600		IBERIABANK Corp.	137,410
3,900		Independent Bank Corp.	121,563
11,300		International Bancshares Corp.	305,100
8,200		Lakeland Bancorp, Inc.	95,858
3,300		Lakeland Financial Corp.	72,468
6,600		MB Financial Corp.	218,262
12,500		Midwest Banc Holdings, Inc.	50,000
8,100		Nara Bancorp., Inc.	90,720
19,000	L	National Penn Bancshares, Inc.	277,400
5,300		NBT Bancorp., Inc.	158,576
16,000	L	Old National Bancorp.	320,320
4,700		Oriental Financial Group	83,942

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Banks (continued)
10,300	L	Pacific Capital Bancorp.	$209,605
3,600	L	PacWest Bancorp	102,924
2,000	L	Park National Corp.	156,000
4,700		Peoples Bancorp., Inc.	102,319
3,600	@, L	Pinnacle Financial Partners, Inc.	110,880
3,800		PrivateBancorp, Inc.	158,308
8,300		Prosperity Bancshares, Inc.	282,117
4,800		Renasant Corp.	104,208
2,800		Republic Bancorp., Inc.	84,896
5,000	L	S&T Bancorp, Inc.	184,150
4,700		Sandy Spring Bancorp, Inc.	103,870
3,300		SCBT Financial Corp.	124,080
1,800		Sierra Bancorp.	37,548
6,100	@	Signature Bank	212,768
1,600		Simmons First National Corp.	56,960
4,300		Smithtown Bancorp., Inc.	96,750
17,500		South Financial Group, Inc.	128,275
3,200		Southwest Bancorp., Inc.	56,544
3,500		StellarOne Corp.	72,345
18,400		Sterling Bancshares, Inc.	192,280
6,200		Sterling Financial Corp.	89,900
2,900		Suffolk Bancorp	114,289
18,400	L	Susquehanna Bancshares, Inc.	359,168
6,900	@, L	SVB Financial Group	399,648
4,000		SY Bancorp., Inc.	122,480
2,700	@, L	Texas Capital Bancshares, Inc.	56,052
4,100		TowneBank	90,200
5,600		Trico Bancshares	120,568
16,000	L	Trustco Bank Corp.	187,360
11,200	L	Trustmark Corp.	232,288
28,500		UCBH Holdings, Inc.	182,685
6,900		UMB Financial Corp.	362,388
12,600		Umpqua Holdings Corp.	185,346
9,100		United Bankshares, Inc.	318,500
5,724	L	United Community Banks, Inc.	75,900
4,400		United Security Bancshares	71,984
1,500		Univest Corp. of Pennsylvania	55,500
41,100		W Holding Co., Inc.	22,194
3,800		Washington Trust Bancorp, Inc.	101,080
5,700		WesBanco, Inc.	151,734
9,700		West Bancorporation, Inc.	126,391
6,100		Westamerica Bancorp.	350,933
6,800	@, L	Western Alliance Bancorp.	105,128
6,900		Wilshire Bancorp., Inc.	83,973
2,300		Wintrust Financial Corp.	67,505
			15,535,746
		Beverages: 0.2%
2,000	@	Boston Beer Co., Inc.	94,980
3,300	L	Farmer Bros Co.	82,071
3,800	@, L	Green Mountain Coffee Roasters, Inc.	149,492
4,000	@, L	Peet’s Coffee & Tea, Inc.	111,680
			438,223
		Biotechnology: 3.4%
7,900	@	Acorda Therapeutics, Inc.	188,415
3,400	@	Affymax, Inc.	67,490
17,200	@, S	Alexion Pharmaceuticals, Inc.	675,959
7,800	@, L	Alnylam Pharmaceuticals, Inc.	225,810
3,700	@, L	AMAG Pharmaceuticals, Inc.	143,301
12,700	@	American Oriental Bioengineering, Inc.	82,423
14,500	@	Arena Pharmaceuticals, Inc.	72,500
4,000	@	Avant Immunotherapeutics, Inc.	46,520
4,000	@	Bio-Rad Laboratories, Inc.	396,480
11,300	@	Cambrex Corp.	69,495
18,100	@	Celera Corp.	279,645
2,500	@	Clinical Data, Inc.	40,200
3,000	@	Cougar Biotechnology, Inc.	100,170
11,100	@	Cubist Pharmaceuticals, Inc.	246,753
10,100	@	Cytokinetics, Inc.	47,874
20,900	@, L	Dendreon Corp.	119,339
26,700	@	Discovery Laboratories, Inc.	49,929
2,800	@	Emergent Biosolutions, Inc.	36,652
7,000	@	Enzo Biochem, Inc.	76,860
13,400	@	Enzon Pharmaceuticals, Inc.	98,892
19,000	@, L	Exelixis, Inc.	115,520
12,800	@	Geron Corp.	50,560
3,700	@, L	GTx, Inc.	70,374
14,200	@, L	Halozyme Therapeutics, Inc.	104,228
31,800	@, L	Human Genome Sciences, Inc.	201,930
5,000	@, L	Idera Pharmaceuticals, Inc.	70,350
8,700	@	Immunogen, Inc.	42,717
16,400	@, L	Incyte Corp.	125,460
6,200	@	InterMune, Inc.	106,082
18,500	@	Ligand Pharmaceuticals, Inc.	54,575

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Biotechnology (continued)
6,500	@, L	Martek Biosciences Corp.	$204,230
16,900	@	Maxygen, Inc.	71,487
12,700	@	Medicines Co.	294,894
8,400	@, L	Molecular Insight Pharmaceuticals, Inc.	64,512
5,500	@	Momenta Pharmaceuticals, Inc.	72,105
9,400	@	Myriad Genetics, Inc.	609,872
19,300	@	Novavax, Inc.	55,970
10,600	@	NPS Pharmaceuticals, Inc.	75,684
12,900	@, L	OSI Pharmaceuticals, Inc.	635,841
25,800	@	PDL BioPharma, Inc.	240,198
13,500	@	Regeneron Pharmaceuticals, Inc.	294,705
12,400	@	Repligen Corp.	58,404
11,000	@, L	RTI Biologics, Inc.	102,850
8,700	@	Sangamo Biosciences, Inc.	66,990
12,700	@, L	Seattle Genetics, Inc.	135,890
11,800	@, L	Sequenom, Inc.	314,116
4,600	@	Tercica, Inc.	41,124
4,800	@, L	United Therapeutics Corp.	504,816
31,000	@	XOMA Ltd.	65,100
9,400	@, L	Zymogenetics, Inc.	62,604
			7,977,895
		Building Materials: 0.7%
600		AAON, Inc.	10,914
6,000		Apogee Enterprises, Inc.	90,180
4,700	@, L	China Architectural Engineering, Inc.	33,323
8,600		Comfort Systems USA, Inc.	114,896
5,500		Gibraltar Industries, Inc.	102,905
6,900	@	Interline Brands, Inc.	111,849
20,300		Louisiana-Pacific Corp.	188,790
4,000	@	NCI Building Systems, Inc.	127,000
9,600		Quanex Building Products Corp.	146,304
7,600		Simpson Manufacturing Co., Inc.	205,884
4,600	L	Texas Industries, Inc.	187,956
2,400	@	Trex Co., Inc.	43,464
2,900		Universal Forest Products, Inc.	101,239
15,800	@	US Concrete, Inc.	70,626
			1,535,330
		Chemicals: 1.9%
8,500		Aceto Corp.	81,515
5,600		American Vanguard Corp.	84,448
3,800		Arch Chemicals, Inc.	134,140
2,300		Balchem Corp.	61,341
9,800		Ferro Corp.	196,980
8,500		HB Fuller Co.	177,395
24,500		Hercules, Inc.	484,855
10,000	@, L	ICO, Inc.	56,100
2,300		Innophos Holdings, Inc.	56,074
5,500		Innospec, Inc.	66,330
8,700	@	Landec Corp.	71,253
4,000		Minerals Technologies, Inc.	237,440
3,000		NewMarket Corp.	157,680
16,700		Olin Corp.	323,980
6,800	@	OM Group, Inc.	153,000
5,500	L	Penford Corp.	97,295
22,900	@	PolyOne Corp.	147,705
2,000		Quaker Chemical Corp.	56,920
9,100	@	Rockwood Holdings, Inc.	233,506
6,100		Schulman A, Inc.	120,658
10,800		Sensient Technologies Corp.	303,804
7,300	@, L	ShengdaTech, Inc.	51,100
21,500	@	Solutia, Inc.	301,000
6,000		Spartech Corp.	59,400
800		Stepan Co.	43,656
9,800	@, L	Symyx Technologies	97,118
4,400		Westlake Chemical Corp.	92,532
15,800	@, L	WR Grace & Co.	238,896
4,600		Zep, Inc.	81,144
5,700	@	Zoltek Cos., Inc.	97,527
			4,364,792
		Coal: 0.2%
28,300	@, L	International Coal Group, Inc.	176,592
6,000	@, L	James River Coal Co.	131,940
9,600	@	National Coal Corp.	50,208
			358,740
		Commercial Services: 5.4%
9,600		Aaron Rents, Inc.	259,872
9,100		ABM Industries, Inc.	198,744
4,800		Administaff, Inc.	130,656
13,000		Advance America Cash Advance Centers, Inc.	38,870
3,600	@	Advisory Board Co.	108,576
5,000	@	Albany Molecular Research, Inc.	90,450
2,200	@, L	American Public Education, Inc.	106,216
6,800	@	AMN Healthcare Services, Inc.	119,476

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
6,300		Arbitron, Inc.	$281,547
2,900	@	Bankrate, Inc.	112,839
53,100	@, L	BearingPoint, Inc.	26,550
7,700		Bowne & Co., Inc.	88,935
2,500	@	Capella Education Co.	107,150
4,100	@	Cardtronics, Inc.	32,226
15,000	@, L	CBIZ, Inc.	126,750
1,600		CDI Corp.	35,728
10,700	@, L	Cenveo, Inc.	82,283
5,000	L	Chemed Corp.	205,300
5,500	@	Coinstar, Inc.	176,000
2,300	@	Consolidated Graphics, Inc.	69,759
18,400	@, L	Corinthian Colleges, Inc.	276,000
1,600	@	Cornell Cos., Inc.	43,488
2,300	@	Corvel Corp.	65,803
3,600	@, L	CoStar Group, Inc.	163,404
2,600	@, L	CRA International, Inc.	71,448
6,000	@	Cross Country Healthcare, Inc.	97,740
9,700		Deluxe Corp.	139,583
5,000	@, L	Dollar Financial Corp.	76,950
4,500	@	DynCorp International, Inc.	75,420
3,500		Electro Rent Corp.	47,005
2,900	@	Emergency Medical Services Corp.	86,652
10,000	@, L	Euronet Worldwide, Inc.	167,300
4,900	@	ExlService Holdings, Inc.	43,022
4,800	@	First Advantage Corp.	67,440
4,700	@	Forrester Research, Inc.	137,804
12,600	@	Gartner, Inc.	285,768
10,900	@	Geo Group, Inc.	220,289
4,700		Gevity HR, Inc.	34,216
8,700	@	Global Cash Access, Inc.	44,022
5,000		Great Lakes Dredge & Dock Corp.	31,550
4,800	@	H&E Equipment Services, Inc.	46,368
11,700	@	Hackett Group, Inc.	63,648
9,400	L	Healthcare Services Group	171,926
5,600		Heartland Payment Systems, Inc.	143,136
4,200	L	Heidrick & Struggles International, Inc.	126,630
6,400	@	Hill International, Inc.	88,640
5,100	@, L	HMS Holdings Corp.	122,196
5,600	@	Hudson Highland Group, Inc.	38,920
4,300	@	Huron Consulting Group, Inc.	245,014
1,800	@	ICF International, Inc.	35,550
2,200	@	Integrated Electrical Services, Inc.	38,632
8,300		Interactive Data Corp.	209,326
6,000		Jackson Hewitt Tax Service, Inc.	92,040
1,400	@	K12, Inc.	37,100
6,000		Kelly Services, Inc.	114,300
2,800	@, L	Kendle International, Inc.	125,188
4,800	@	Kenexa Corp.	75,792
9,900	@	Kforce, Inc.	101,079
10,400	@, L	Korn/Ferry International	185,328
2,200		Landauer, Inc.	160,050
4,800	@	LECG Corp.	38,736
3,400	@	Lincoln Educational Services Corp.	44,982
17,200	@, L	Live Nation, Inc.	279,844
4,200		MAXIMUS, Inc.	154,728
4,200		McGrath Rentcorp	121,044
4,600		Monro Muffler, Inc.	106,076
19,600	@	MPS Group, Inc.	197,568
3,900		Multi-Color Corp.	93,171
10,300	@, L	Navigant Consulting, Inc.	204,867
10,000	@	Net 1 UEPS Technologies, Inc.	223,300
12,600	@	Odyssey Marine Exploration, Inc.	57,204
8,900	@	On Assignment, Inc.	70,132
12,400	@	Parexel International Corp.	355,384
4,500	@	PeopleSupport, Inc.	52,605
4,300	@	Pharmanet Development Group	31,046
6,400	@	PHH Corp.	85,056
1,200	@, L	Pre-Paid Legal Services, Inc.	49,512
3,300	@	PRG-Schultz International, Inc.	29,568
13,900	@	Rent-A-Center, Inc.	309,692
9,500	@, L	Resources Connection, Inc.	214,035
5,200	@	Riskmetrics Group, Inc.	101,764
7,700		Rollins, Inc.	146,146
11,300	@	RSC Holdings, Inc.	128,368
14,000	L	Sotheby’s	280,840
15,100	@	Spherion Corp.	73,537
2,900	@	Standard Parking Corp.	64,438
3,900	@	Steiner Leisure Ltd.	134,082
9,000	L	Stewart Enterprises, Inc.	70,740
6,000	@	SuccessFactors, Inc.	65,400
3,700	@	Team, Inc.	133,644
7,500	@	TeleTech Holdings, Inc.	93,300

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
5,100	@	TNS, Inc.	$98,787
8,900	@	TrueBlue, Inc.	143,824
6,400	@, L	Universal Technical Institute, Inc.	109,184
10,000	@, L	Valassis Communications, Inc.	86,600
4,800	W	Viad Corp.	138,192
9,500	@, L	Vistaprint Ltd.	311,980
4,100	@	Volt Information Sciences, Inc.	36,818
9,500		Watson Wyatt Worldwide, Inc.	472,435
8,600	@	Wright Express Corp.	256,710
			12,459,033
		Computers: 2.3%
4,600	@	3D Systems Corp.	65,550
6,600	@, L	3PAR, Inc.	42,570
6,800	L	Agilysys, Inc.	68,612
6,400	@	CACI International, Inc.	320,640
14,400	@	Ciber, Inc.	100,656
10,800	@	Cogo Group, Inc.	56,916
2,500	@	Compellent Technologies, Inc.	31,000
3,300	@	COMSYS IT Partners, Inc.	32,076
11,000	@	Cray, Inc.	56,980
7,400	@, L	Data Domain, Inc.	164,798
7,300	@	Echelon Corp.	72,124
12,100	@	Electronics for Imaging	168,553
5,500	@	Hutchinson Technology, Inc.	63,690
7,000	@	iGate Corp.	60,690
17,400		IKON Office Solutions, Inc.	295,974
6,600		Imation Corp.	149,094
10,400	@, L	Immersion Corp.	60,528
8,500	@, L	Insight Enterprises, Inc.	113,985
4,400	@	Integral Systems, Inc.	91,388
8,000	@	Isilon Systems, Inc.	35,280
16,600		Jack Henry & Associates, Inc.	337,478
5,600	@	Manhattan Associates, Inc.	125,104
467	@	Mastech Holdings, Inc.	3,547
1,900	@	Maxwell Technologies, Inc.	25,346
19,700	@	Mentor Graphics Corp.	223,595
7,800	@	Mercury Computer Systems, Inc.	69,420
17,000	@	Micros Systems, Inc.	453,220
2,000		MTS Systems Corp.	84,200
2,600	@	NCI, Inc.	74,048
4,800	@	Ness Technologies, Inc.	55,056
8,000	@	Netezza Corp.	84,880
6,400	@	Netscout Systems, Inc.	68,096
24,000	@, L	Palm, Inc.	143,280
20,300	@	Perot Systems Corp.	352,205
30,300	@	Quantum Corp.	31,815
6,000	@	Rackable Systems, Inc.	58,860
7,000	@	Radiant Systems, Inc.	60,830
11,600	@, L	Riverbed Technolgoy, Inc.	145,232
1,200	@	SI International, Inc.	36,060
7,700	@	Silicon Storage Technology, Inc.	25,102
9,400	@	SRA International, Inc.	212,722
8,100	@, L	STEC, Inc.	62,370
4,200	@, L	Stratasys, Inc.	73,374
7,900	@	Super Micro Computer, Inc.	71,179
7,000	@	SYKES Enterprises, Inc.	153,720
7,050	@, L	Synaptics, Inc.	213,051
2,400		Syntel, Inc.	58,800
			5,353,694
		Cosmetics/Personal Care: 0.2%
4,100	@, L	Chattem, Inc.	320,538
2,900	@, L	Elizabeth Arden, Inc.	56,927
			377,465
		Distribution/Wholesale: 1.0%
8,600	@, L	Beacon Roofing Supply, Inc.	134,332
9,800	@, L	BMP Sunstone Corp.	68,012
10,800	@	Brightpoint, Inc.	77,760
3,500	@	Chindex International, Inc.	38,010
3,500	@, L	Core-Mark Holding Co., Inc.	87,465
4,300	@	FGX Internationall Holdings Ltd.	47,601
10,000	@, L	Fossil, Inc.	282,300
3,800		Houston Wire & Cable Co.	65,246
2,600	@	MWI Veterinary Supply, Inc.	102,154
9,700		Owens & Minor, Inc.	470,450
10,000		Pool Corp.	233,300
5,000	@	Scansource, Inc.	143,950
4,600	@, L	School Specialty, Inc.	143,474
1,800	@	Titan Machinery, Inc.	37,458
2,700	@	United Stationers, Inc.	129,141
5,500	L	Watsco, Inc.	276,540
			2,337,193

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 1.7%
9,900	L	Advanta Corp.	$81,477
5,600	@, L	Asset Acceptance Capital Corp.	59,024
3,600		BGC Partners, Inc.	15,444
4,400		Calamos Asset Management, Inc.	78,848
4,000		Cohen & Steers, Inc.	113,320
11,100	@, L	CompuCredit Corp.	43,512
1,900	@	Credit Acceptance Corp.	32,300
1,100	@	Diamond Hill Investment Group, Inc.	98,912
1,700	@, L	Doral Financial Corp.	18,564
2,600	@	Duff & Phelps Corp.	54,678
3,900	@	Encore Capital Group, Inc.	53,430
5,000	@, L	FCStone Group, Inc.	89,950
2,600		Federal Agricultural Mortgage Corp.	10,660
4,200		Financial Federal Corp.	96,264
17,400	L	First Marblehead Corp.	43,326
2,100		GAMCO Investors, Inc.	124,530
17,400		GFI Group, Inc.	81,954
3,600	L	Greenhill & Co., Inc.	265,500
9,000	@, L	Interactive Brokers Group, Inc.	199,530
5,100	@, L	KBW, Inc.	167,994
20,700	@	Knight Capital Group, Inc.	307,602
10,600	@	LaBranche & Co., Inc.	47,700
25,600	@, L	Ladenburg Thalmann Financial Services, Inc.	46,080
11,000	@	MarketAxess Holdings, Inc.	88,770
8,300		National Financial Partners Corp.	124,500
5,600		Nelnet, Inc.	79,520
5,800	@, L	NewStar Financial, Inc.	46,922
12,500	@, L	Ocwen Financial Corp.	100,625
9,600		OptionsXpress Holdings, Inc.	186,432
3,700	@	Penson Worldwide, Inc.	51,319
3,800	@, L	Piper Jaffray Cos.	164,350
2,700	@	Portfolio Recovery Associates, Inc.	131,301
9,600		Sanders Morris Harris Group, Inc.	83,040
5,900	@, L	Stifel Financial Corp.	294,410
4,000		SWS Group, Inc.	80,640
9,400	@, L	Thomas Weisel Partners Group, Inc.	79,242
9,600	@	TradeStation Group, Inc.	89,760
3,800		US Global Investors, Inc.	38,190
2,000		Westwood Holdings Group, Inc.	94,800
3,900	@, L	World Acceptance, Corp.	140,400
			4,004,820
		Electric: 2.0%
5,300		Allete, Inc.	235,850
10,600		Avista Corp.	230,126
8,200		Black Hills Corp.	254,774
2,700	L	CH Energy Group, Inc.	117,639
12,900		Cleco Corp.	325,725
10,300	@	El Paso Electric Co.	216,300
7,000	L	Empire District Electric Co.	149,450
2,300	@	Enernoc, Inc.	23,782
9,800		Idacorp, Inc.	285,082
10,700		ITC Holdings Corp.	553,939
4,700		MGE Energy, Inc.	167,085
7,800		NorthWestern Corp.	196,014
3,400	L	Ormat Technologies, Inc.	123,522
6,400	L	Otter Tail Corp.	196,672
2,700	@	Pike Electric Corp.	39,771
17,200		PNM Resources, Inc.	176,128
16,100		Portland General Electric Co.	380,926
6,600	@	Synthesis Energy Systems, Inc.	32,010
6,100	L	UIL Holdings Corp.	209,413
7,800		Unisource Energy Corp.	227,682
20,800	@	US Geothermal, Inc.	37,024
22,700		Westar Energy, Inc.	523,008
			4,701,922
		Electrical Components & Equipment: 1.2%
10,900	@, L	Advanced Battery Technologies, Inc.	35,207
6,900	@	Advanced Energy Industries, Inc.	94,392
9,000	@, L	American Superconductor Corp.	212,130
9,800		Belden CDT, Inc.	311,542
34,900	@	Capstone Turbine Corp.	45,021
10,300	@	China BAK Battery, Inc.	37,080
4,600		Encore Wire Corp.	83,306
8,100	@, L	Ener1, Inc.	63,261
9,500	@, S	Energy Conversion Devices, Inc.	553,375
5,600	@	EnerSys	110,376
32,300	@, L	Evergreen Solar, Inc.	178,296
3,300	@, L	Fushi Copperweld, Inc.	31,977
24,700	@	GrafTech International Ltd.	373,217
1,100	L	Graham Corp.	59,510
5,000	@, L	Greatbatch, Inc.	122,700
4,100		Insteel Industries, Inc.	55,719
4,600	@	Littelfuse, Inc.	136,758
11,900	@	Medis Technologies Ltd.	21,420

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment (continued)
700	@	Powell Industries, Inc.	$28,567
29,300	@, L	Power-One, Inc.	42,485
6,600	@, L	Universal Display Corp.	72,336
13,900	@, L	Valence Technology, Inc.	47,955
6,500		Vicor Corp.	57,720
			2,774,350
		Electronics: 2.4%
2,000	L	American Science & Engineering, Inc.	119,460
3,000		Analogic Corp.	149,280
2,100	@	Axsys Technologies, Inc.	123,774
3,200	L	Badger Meter, Inc.	150,240
3,500		Bel Fuse, Inc.	99,645
14,300	@	Benchmark Electronics, Inc.	201,344
10,800		Brady Corp.	381,024
8,500	@, L	Checkpoint Systems, Inc.	159,970
5,700	@, L	China Security & Surveillance Technology, Inc.	79,116
7,800	@, L	Cogent, Inc.	79,716
5,000	@	Coherent, Inc.	177,750
6,800	@, L	Cymer, Inc.	172,244
8,200	L	Daktronics, Inc.	136,612
3,600	@	Dionex Corp.	228,780
5,500	@	Electro Scientific Industries, Inc.	78,210
4,100	@, L	Faro Technologies, Inc.	83,517
8,300	@	FEI Co.	197,623
5,300	@	II-VI, Inc.	204,898
32,900	@, L	Kemet Corp.	44,744
13,900	@, L	L-1 Identity Solutions, Inc.	212,392
4,600	@	Measurement Specialties, Inc.	80,224
7,000		Methode Electronics, Inc.	62,580
18,100	@	Microvision, Inc.	35,114
2,000	@	Multi-Fineline Electronix, Inc.	29,580
8,300	@	Newport Corp.	89,474
1,400	@	NVE Corp.	39,634
4,200	@	OSI Systems, Inc.	98,742
3,600		Park Electrochemical Corp.	87,264
7,600	@	Photon Dynamics, Inc.	116,660
9,100	@	Plexus Corp.	188,370
6,600	@	Rofin-Sinar Technologies, Inc.	202,026
3,400	@	Rogers Corp.	125,732
108,000	@	Sanmina-SCI Corp.	151,200
5,300	@	Stoneridge, Inc.	59,625
14,800	@	Taser International, Inc.	105,820
9,400		Technitrol, Inc.	139,026
8,900	@, L	TTM Technologies, Inc.	88,288
6,500	@	Varian, Inc.	278,850
6,100	L	Watts Water Technologies, Inc.	166,835
12,900		Woodward Governor Co.	454,983
			5,680,366
		Energy - Alternate Sources: 0.2%
5,100	@	Aventine Renewable Energy Holdings, Inc.	16,116
5,000	@, L	Clean Energy Fuels Corp.	70,750
6,400	@	Comverge, Inc.	29,440
34,400	@	Evergreen Energy, Inc.	32,336
14,600	@	FuelCell Energy, Inc.	88,038
8,600	@, L	Headwaters, Inc.	114,810
28,100	@	Plug Power, Inc.	27,819
24,200	@	Quantum Fuel Systems Technologies Worldwide, Inc.	31,218
20,900	@, L	VeraSun Energy Corp.	65,417
			475,944
		Engineering & Construction: 0.7%
8,100	@	Dycom Industries, Inc.	105,462
11,700	@	EMCOR Group, Inc.	307,944
6,000	@	ENGlobal Corp.	79,620
3,600	@	Exponent, Inc.	119,124
6,400		Granite Construction, Inc.	229,248
5,200	@, L	Insituform Technologies, Inc.	77,792
4,400	@, L	Layne Christensen Co.	155,892
2,600	@	Michael Baker Corp.	90,480
6,200	@	Orion Marine Group, Inc.	65,038
10,100	@	Perini Corp.	260,479
2,200	@, L	Stanley, Inc.	81,202
3,100	@	Sterling Construction Co., Inc.	50,220
			1,622,501
		Entertainment: 0.6%
11,900	@	Bally Technologies, Inc.	360,332
2,200		Churchill Downs, Inc.	107,756
5,900	L	Cinemark Holdings, Inc.	80,240
7,800		Dover Downs Gaming & Entertainment, Inc.	60,684
12,200		Dover Motorsports, Inc.	66,490
9,500	@	Isle of Capri Casinos, Inc.	85,690
10,300		National CineMedia, Inc.	113,815
12,400	@	Pinnacle Entertainment, Inc.	93,744
12,000	@	Shuffle Master, Inc.	61,080

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Entertainment (continued)
6,600		Speedway Motorsports, Inc.	$128,568
3,500	@	Steinway Musical Instruments	99,120
6,900	@, L	Vail Resorts, Inc.	241,155
			1,498,674
		Environmental Control: 1.0%
2,500		American Ecology Corp.	69,175
8,600	@	Calgon Carbon Corp.	175,096
6,600	@	Casella Waste Systems, Inc.	77,484
4,700	@	Clean Harbors, Inc.	317,485
18,800	@	Darling International, Inc.	208,868
7,400		Energy Solutions, Inc.	74,000
4,900	@, L	Fuel Tech, Inc.	88,641
7,000	@, L	Metalico, Inc.	41,300
4,100		Met-Pro Corp.	59,819
7,300	L	Mine Safety Appliances Co.	278,276
40,900	@, L	Rentech, Inc.	54,397
13,200	@	Tetra Tech, Inc.	317,592
13,900	@	Waste Connections, Inc.	476,770
10,000	@	Waste Services, Inc.	74,100
			2,313,003
		Food: 2.0%
400		Arden Group, Inc.	58,248
6,700		B&G Foods, Inc.	47,905
6,400		Calavo Growers, Inc.	79,744
2,600		Cal-Maine Foods, Inc.	71,344
11,100	@, L	Chiquita Brands International, Inc.	175,491
2,800	S	Diamond Foods, Inc.	78,484
17,100		Flowers Foods, Inc.	502,056
9,400	@, L	Fresh Del Monte Produce, Inc.	208,680
7,600	@, L	Great Atlantic & Pacific Tea Co.	82,232
7,900	@, L	Hain Celestial Group, Inc.	217,487
3,100		Ingles Markets, Inc.	70,773
3,900		J&J Snack Foods Corp.	132,249
4,000		Lancaster Colony Corp.	150,640
6,100	L	Lance, Inc.	138,409
2,900	@, L	M&F Worldwide Corp.	116,000
2,800	L	Nash Finch Co.	120,736
9,000	L	Pilgrim’s Pride Corp.	22,410
12,100	@	Ralcorp Holdings, Inc.	815,661
11,400		Ruddick Corp.	369,930
4,800		Sanderson Farms, Inc.	176,352
40		Seaboard Corp.	50,280
11,300	@	Smart Balance, Inc.	74,128
3,400	L	Spartan Stores, Inc.	84,592
4,600		Tootsie Roll Industries, Inc.	132,986
5,900	@	TreeHouse Foods, Inc.	175,230
9,100	@, L	United Natural Foods, Inc.	227,409
2,700		Weis Markets, Inc.	97,227
11,300	@, L	Winn-Dixie Stores, Inc.	157,070
			4,633,753
		Forest Products & Paper: 0.3%
11,500		AbitibiBowater, Inc.	44,505
5,600	@	Buckeye Technologies, Inc.	45,864
3,300		Deltic Timber Corp.	210,012
9,500		Glatfelter	128,630
2,400		Neenah Paper, Inc.	47,520
6,300		Schweitzer-Mauduit International, Inc.	119,637
5,000	L	Wausau Paper Corp.	50,650
7,000		Xerium Technologies, Inc.	45,080
			691,898
		Gas: 1.2%
5,300		Laclede Group, Inc.	256,997
9,400		New Jersey Resources Corp.	337,366
9,900		Nicor, Inc.	439,065
6,300		Northwest Natural Gas Co.	327,600
16,000		Piedmont Natural Gas Co.	511,360
7,000		South Jersey Industries, Inc.	249,900
9,600		Southwest Gas Corp.	290,496
12,800		WGL Holdings, Inc.	415,360
			2,828,144
		Hand/Machine Tools: 0.4%
9,900		Baldor Electric Co.	285,219
5,600	L	Franklin Electric Co., Inc.	249,480
500	@	K-Tron International, Inc.	64,415
7,000		Regal-Beloit Corp.	297,640
4,200	@, L	Thermadyne Holdings Corp.	70,014
			966,768
		Healthcare - Products: 4.0%
4,000	@, L	Abaxism, Inc.	78,800
6,800	@	Abiomed, Inc.	120,700
7,700	@	Accuray, Inc.	62,139
16,600	@, L	Affymetrix, Inc.	128,484
12,800	@, L	Align Technology, Inc.	138,624

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
5,800	@	Alphatec Holdings, Inc.	$26,680
14,800	@, L	American Medical Systems Holdings, Inc.	262,848
5,500	@	Angiodynamics, Inc.	86,900
5,500	@, L	Arthrocare Corp.	152,460
600		Atrion Corp.	61,818
4,700	@	BioMimetic Therapeutics, Inc.	51,982
9,600	@	Bruker BioSciences Corp.	127,968
7,700	@	Cardiac Science Corp.	79,772
1,000	@	CardioNet, Inc.	24,960
11,400	@, L	Cepheid, Inc.	157,662
9,000	@	Columbia Laboratories, Inc.	23,580
6,300	@, L	Conceptus, Inc.	104,454
3,800	@	Conmed Corp.	121,600
5,700	@	CryoLife, Inc.	74,784
3,800	@	Cyberonics	64,600
3,500	@	Cynosure, Inc.	62,790
2,900		Datascope Corp.	149,727
8,200	@	DexCom, Inc.	50,758
12,800	@, L	ev3, Inc.	128,512
1,200	@	Exactech, Inc.	26,688
3,300	@, L	Genomic Health, Inc.	74,745
5,600	@	Haemonetics Corp.	345,632
6,000	@	Hanger Orthopedic Group, Inc.	104,700
3,800	@, L	Hansen Medical, Inc.	51,072
3,500	@	ICU Medical, Inc.	106,435
15,400	@	Immucor, Inc.	492,184
4,400	@, L	Insulet Corp.	61,248
2,000	@, L	Integra LifeSciences Holdings Corp.	88,060
7,400		Invacare Corp.	178,636
5,100	@, L	IRIS International, Inc.	91,290
2,200	@	Kensey Nash Corp.	69,212
7,400	@, L	Luminex Corp.	185,074
10,700	@	Masimo Corp.	398,040
5,500	@	Medical Action Industries, Inc.	72,215
7,900		Mentor Corp.	188,494
8,800		Meridian Bioscience, Inc.	255,552
4,900	@	Merit Medical Systems, Inc.	91,973
4,700	@, L	Micrus Endovascular Corp.	65,565
6,200	@	Natus Medical, Inc.	140,492
8,300	@, L	NuVasive, Inc.	409,439
11,400	@	NxStage Medical, Inc.	48,108
2,900	@, L	Omrix Biopharmaceuticals, Inc.	52,026
16,400	@, L	OraSure Technologies, Inc.	80,688
3,500	@	Orthofix International NV	65,205
16,600	@	Orthovita, Inc.	43,160
5,100	@	Palomar Medical Technologies, Inc.	68,646
14,100	@	PSS World Medical, Inc.	274,950
6,900	@	Quidel Corp.	113,229
3,800	@	Sirona Dental Systems, Inc.	88,464
3,000	@	Somanetics Corp.	65,610
3,800	@, L	SonoSite, Inc.	119,320
10,600	@	Spectranetics Corp.	49,078
7,200	@, L	Stereotaxis, Inc.	43,560
14,700		Steris Corp.	552,426
3,300	@, L	SurModics, Inc.	103,917
8,100	@	Symmetry Medical, Inc.	150,336
12,400	@	Thoratec Corp.	325,500
7,600	@, L	TomoTherapy, Inc.	34,808
14,000	@, L	Vision-Sciences, Inc.	55,860
3,300	@	Vital Images, Inc.	49,500
1,700		Vital Signs, Inc.	125,630
1,900	@	Vnus Medical Technologies, Inc.	39,767
9,300	@	Volcano Corp.	160,797
7,000		West Pharmaceutical Services, Inc.	341,740
7,900	@	Wright Medical Group, Inc.	240,476
4,700	@	Zoll Medical Corp.	153,784
			9,285,933
		Healthcare - Services: 2.0%
2,600	@, L	Air Methods Corp.	73,606
2,300	@	Alliance Imaging, Inc.	23,621
1,300	@	Almost Family, Inc.	51,415
5,900	@, L	Amedisys, Inc.	287,153
12,000	@	AMERIGROUP Corp.	302,880
6,500	@, L	Amsurg Corp.	165,555
9,800	@	Apria Healthcare Group, Inc.	178,752
15,200	@	Assisted Living Concepts, Inc.	96,824
3,500	@	Bio-Reference Labs, Inc.	101,150
8,500	@	Capital Senior Living Corp.	64,600
9,600	@	Centene Corp.	196,896
4,700	@, L	Emeritus Corp.	117,030
2,700		Ensign Group, Inc.	46,143
2,200	@	Genoptix, Inc.	71,874
5,500	@	Gentiva Health Services, Inc.	148,170

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
18,500	@, L	Healthsouth Corp.	$340,955
11,000	@	Healthspring, Inc.	232,760
7,600	@	Healthways, Inc.	122,588
2,100	@	IPC The Hospitalist Co., Inc.	53,970
6,800	@	Kindred Healthcare, Inc.	187,476
3,300	@	LHC Group, Inc.	93,984
1,500	@	Life Partners Holdings, Inc.	52,500
9,300	@	Magellan Health Services, Inc.	381,858
4,200	@	Medcath Corp.	75,264
4,000	@, L	Molina Healthcare, Inc.	124,000
2,300		National Healthcare Corp.	108,376
5,500	@, L	Nighthawk Radiology Holdings, Inc.	39,710
4,400	@	Odyssey HealthCare, Inc.	44,660
12,000	@	Psychiatric Solutions, Inc.	455,400
6,600	@, L	RadNet, Inc.	26,466
2,200	@	RehabCare Group, Inc.	39,820
5,500	@	Res-Care, Inc.	99,770
8,700	@	Sun Healthcare Group, Inc.	127,542
8,900	@	Sunrise Senior Living, Inc.	122,731
4,000	@	Triple-S Management Corp.	65,160
			4,720,659
		Holding Companies - Diversified: 0.1%
6,000		Compass Diversified Trust	83,640
6,600		Resource America, Inc.	62,700
			146,340
		Home Builders: 0.5%
500	@, L	Amrep Corp.	21,205
3,600		Beazer Homes USA, Inc.	21,528
3,500	L	Brookfield Homes Corp.	50,260
2,200	@	Cavco Industries, Inc.	79,530
16,300	@, L	Champion Enterprises, Inc.	90,465
31,700	@	Fleetwood Enterprises, Inc.	32,334
11,600	@, L	Hovnanian Enterprises, Inc.	92,684
4,200	L	M/I Homes, Inc.	95,676
6,500	@	Meritage Homes Corp.	160,550
9,200	L	Ryland Group, Inc.	243,984
3,200		Skyline Corp.	84,576
28,700	@	Standard-Pacific Corp.	140,917
8,100	L	Winnebago Industries	104,652
			1,218,361
		Home Furnishings: 0.5%
3,400		American Woodmark Corp.	76,330
3,300	@, L	DTS, Inc.	91,839
5,100		Ethan Allen Interiors, Inc.	142,902
7,400	L	Furniture Brands International, Inc.	77,848
3,100		Hooker Furniture Corp.	55,025
5,600		Kimball International, Inc.	60,480
10,800	L	La-Z-Boy, Inc.	100,656
10,700		Sealy Corp.	69,122
16,500	L	Tempur-Pedic International, Inc.	194,040
21,400	@	Tivo, Inc.	156,648
2,900	@	Universal Electronics, Inc.	72,442
			1,097,332
		Household Products/Wares: 0.6%
11,300	@	ACCO Brands Corp.	85,202
10,900		American Greetings Corp.	166,661
7,200	L	Blyth, Inc.	81,648
14,400	@, L	Central Garden & Pet Co.	85,680
3,400		CSS Industries, Inc.	87,516
7,300		Ennis, Inc.	112,858
6,500	@	Helen of Troy Ltd.	148,005
8,100	@	Prestige Brands Holdings, Inc.	71,928
8,100		Standard Register Co.	79,785
13,800		Tupperware Corp.	381,294
3,500		WD-40 Co.	125,755
			1,426,332
		Housewares: 0.0%
5,900	L	Libbey, Inc.	50,209
			50,209
		Insurance: 3.9%
62,700	L	AMBAC Financial Group, Inc.	146,091
5,900	@	AmCOMP, Inc.	68,440
7,500	L	American Equity Investment Life Holding Co.	56,250
2,200		American Physicians Capital, Inc.	93,126
3,300	@	Amerisafe, Inc.	60,060
6,100		Amtrust Financial Services, Inc.	82,899
6,800	@	Argo Group International Holdings Ltd.	250,580
19,000		Aspen Insurance Holdings Ltd.	522,500
12,000	L	Assured Guaranty Ltd.	195,120
3,300		Baldwin & Lyons, Inc.	79,101
4,600		Castlepoint Holdings Ltd.	51,198
5,000	@	CNA Surety Corp.	83,500
5,500	@, L	Crawford & Co.	83,600

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Insurance (continued)
3,000	@	Darwin Professional Underwriters, Inc.	$93,330
8,700		Delphi Financial Group	243,948
5,600	@	eHealth, Inc.	89,600
13,200		Employers Holdings, Inc.	229,416
1,200	@	Enstar Group Ltd.	116,832
4,700		FBL Financial Group, Inc.	131,083
15,000	@	First Acceptance Corp.	51,000
5,300	@	First Mercury Financial Corp.	75,525
6,400		Flagstone Reinsurance Holdings Ltd.	65,728
4,200	@	Greenlight Capital Re Ltd.	96,558
2,900		Harleysville Group, Inc.	109,620
7,600		Hilb Rogal & Hobbs Co.	355,224
7,600		Horace Mann Educators Corp.	97,812
3,800		Infinity Property & Casualty Corp.	156,560
13,300		IPC Holdings Ltd.	401,793
2,200		Kansas City Life Insurance Co.	101,200
4,400	L	Landamerica Financial Group, Inc.	106,700
1,500		Life Partners Holdings, Inc.	53,955
10,500	L	Maiden Holdings Ltd.	45,675
12,600		Max Re Capital Ltd.	292,698
13,100		Meadowbrook Insurance Group, Inc.	92,486
19,900		Montpelier Re Holdings Ltd.	328,549
2,700		National Interstate Corp.	64,881
500		National Western Life Insurance Co.	121,035
3,000	@	Navigators Group, Inc.	174,000
5,500		Odyssey Re Holdings Corp.	240,900
25,200		Phoenix Cos., Inc.	232,848
9,900		Platinum Underwriters Holdings Ltd.	351,252
9,400	@	PMA Capital Corp.	82,908
19,900		PMI Group, Inc.	58,705
6,400		Presidential Life Corp.	101,056
6,800	@	ProAssurance Corp.	380,800
23,900	@	Quanta Capital Holdings Ltd.	65,964
17,600	L	Radian Group, Inc.	87,648
3,600		RLI Corp.	223,524
2,900		Safety Insurance Group, Inc.	109,997
3,300	@	SeaBright Insurance Holdings, Inc.	42,900
12,100		Selective Insurance Group	277,332
3,300		State Auto Financial Corp.	95,931
4,300		Stewart Information Services Corp.	127,925
4,800		Tower Group, Inc.	113,088
6,300	@	United America Indemnity Ltd.	89,649
4,700		United Fire & Casualty Co.	134,373
6,100	@	Universal American Financial Corp.	74,359
16,600		Validus Holdings Ltd.	385,950
8,300		Zenith National Insurance Corp.	304,112
			9,048,894
		Internet: 2.4%
28,000	@	Art Technology Group, Inc.	98,560
8,100	@	AsiaInfo Holdings, Inc.	74,358
8,600	@	Avocent Corp.	175,956
6,800	@	Blue Coat Systems, Inc.	96,492
2,800	@	Blue Nile, Inc.	120,036
3,500	@	China Information Security Technology, Inc.	16,450
7,800	@	Chordiant Software, Inc.	40,014
12,200	@, L	Cogent Communications Group, Inc.	94,184
4,300	@	comScore, Inc.	75,809
4,200	@, L	Constant Contact, Inc.	71,694
15,800	@	Cybersource Corp.	254,538
9,800	@, L	DealerTrack Holdings, Inc.	165,032
6,200	@	Dice Holdings, Inc.	44,020
7,900	@	Digital River, Inc.	255,960
32,600	@	Drugstore.Com	76,610
19,500	@	Earthlink, Inc.	165,750
8,200	@, L	eResearch Technology, Inc.	97,662
4,000	@	Global Sources Ltd.	40,280
4,900	@, L	GSI Commerce, Inc.	75,852
4,300	@, L	i2 Technologies, Inc.	58,007
11,100	@	Ibasis, Inc.	38,739
5,000	@	Infospace, Inc.	54,250
13,700	@, L	Internap Network Services Corp.	47,676
6,900	@	Internet Brands, Inc.	48,093
9,100	@	Internet Capital Group, Inc.	73,801
10,600	@	Interwoven, Inc.	149,672
9,500	@	j2 Global Communications, Inc.	221,825
3,000	@	Keynote Systems, Inc.	39,750
5,600	@, L	Knot, Inc.	46,760
7,700	@, L	Limelight Networks, Inc.	19,250
5,800	@	LoopNet, Inc.	57,014
5,500	@, L	Mercadolibre, Inc.	111,925
11,300	@	Moduslink Global Solutions, Inc.	108,593
30,100	@	Move, Inc.	63,812
8,900	@, L	NetFlix, Inc.	274,832

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Internet (continued)
6,100	L	Nutri/System, Inc.	$108,092
6,200	@	Online Resources Corp.	48,174
6,600	@, L	Orbitz Worldwide, Inc.	38,742
2,300	@, L	Overstock.com, Inc.	45,563
7,900	@	PC-Tel, Inc.	73,628
7,600	@	Perficient, Inc.	50,464
17,200	@	RealNetworks, Inc.	87,376
9,700	@	S1 Corp.	59,364
19,500	@	Sapient Corp.	144,885
7,800	@	Secure Computing Corp.	42,744
3,100	@	Shutterfly, Inc.	29,791
12,000	@	SonicWALL, Inc.	62,880
4,600	@	Sourcefire, Inc.	33,534
3,500	@	Stamps.com, Inc.	40,845
5,600	@	TechTarget, Inc.	39,200
10,800	@	TeleCommunication Systems, Inc.	74,628
11,000	@, L	Terremark Worldwide, Inc.	75,570
9,900		TheStreet.com, Inc.	59,301
13,000	@, L	thinkorswim Group, Inc.	108,290
41,300	@, L	TIBCO Software, Inc.	302,316
13,993		United Online, Inc.	131,674
17,300	@	Valueclick, Inc.	176,979
5,700	@	Vasco Data Security Intl.	59,052
3,800	@	Vignette Corp.	40,812
3,000	@	Vocus, Inc.	101,880
8,500	@	Websense, Inc.	189,975
			5,679,015
		Investment Companies: 0.6%
33,300		Apollo Investment Corp.	567,765
19,200		Ares Capital Corp.	200,256
5,400		BlackRock Kelso Capital Corp.	62,262
400		Capital Southwest Corp.	56,820
9,900	@, L	Harris & Harris Group, Inc.	63,162
9,300		Hercules Technology Growth Capital, Inc.	90,210
5,200		Kohlberg Capital Corp.	44,668
19,900		MCG Capital Corp.	52,138
6,400		NGP Capital Resources Co.	93,248
10,500		Patriot Capital Funding, Inc.	66,885
4,800		Prospect Capital Corp.	61,488
			1,358,902
		Iron/Steel: 0.1%
3,000	@, L	General Steel Holdings, Inc.	21,420
1,800		Olympic Steel, Inc.	53,082
1,900	@	Universal Stainless & Alloy	48,545
			123,047
		Leisure Time: 0.7%
5,200		Ambassadors Group, Inc.	82,732
19,800	L	Brunswick Corp.	253,242
14,100		Callaway Golf Co.	198,387
7,400	@, L	Life Time Fitness, Inc.	231,398
6,400		Marine Products Corp.	53,120
10,100	@	Nautilus, Inc.	46,157
7,800		Polaris Industries, Inc.	354,822
3,100	@	Town Sports International Holdings, Inc.	18,910
9,400	@	WMS Industries, Inc.	287,358
			1,526,126
		Lodging: 0.3%
6,600		Ameristar Casinos, Inc.	93,654
8,100	@, W	Gaylord Entertainment Co.	237,897
7,000	@	Lodgian, Inc.	54,600
5,100		Marcus Corp.	82,008
5,200	@	Monarch Casino & Resort, Inc.	59,228
7,100	@, L	Morgans Hotel Group Co.	77,461
			604,848
		Machinery - Construction & Mining: 0.1%
4,000	@, L	Astec Industries, Inc.	123,320
			123,320
		Machinery - Diversified: 1.8%
6,300		Albany International Corp.	172,179
6,100	@	Altra Holdings, Inc.	90,036
9,500		Applied Industrial Technologies, Inc.	255,835
10,300	L	Briggs & Stratton Corp.	166,654
2,500		Cascade Corp.	109,525
6,400	@	Chart Industries, Inc.	182,784
8,900		Cognex Corp.	179,424
5,000	@	Columbus McKinnon Corp.	117,850
800	@	DXP Enterprises, Inc.	42,648
4,000	@	Gehl Co.	117,720
2,900	L	Gorman-Rupp Co.	109,388
1,300	@, L	Hurco Cos, Inc.	38,441
13,300	@	Intermec, Inc.	261,212
6,100	@	Intevac, Inc.	64,904
4,700	@	iRobot Corp.	69,654

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Machinery - Diversified (continued)
4,800	@	Kadant, Inc.	$109,296
2,900	@	Key Technology, Inc.	68,730
2,500		Lindsay Manufacturing Co.	181,875
3,300	@, L	Middleby Corp.	179,223
1,500		Nacco Industries, Inc.	141,780
7,400		Nordson Corp.	363,414
3,800	@	Presstek, Inc.	21,432
10,300	@	Raser Technologies, Inc.	87,550
5,800		Robbins & Myers, Inc.	179,394
2,000		Sauer-Danfoss, Inc.	49,380
3,500	@	Tecumseh Products Co.	87,640
2,900	L	Tennant Co.	99,354
9,500	@	TurboChef Technologies, Inc.	58,425
3,200		Twin Disc, Inc.	44,032
10,500		Wabtec Corp.	537,915
			4,187,694
		Media: 0.7%
3,700		AH Belo Corp.	19,092
20,600		Belo Corp.	122,776
94,800	@, L	Charter Communications, Inc.	69,204
51,200	@	Citadel Broadcasting Corp.	41,984
11,100	@	CKX, Inc.	68,376
2,800		Courier Corp.	57,008
8,300	@, L	Cox Radio, Inc.	87,648
8,800	@	Cumulus Media, Inc.	37,488
4,300	@, L	DG FastChannel, Inc.	94,256
6,400	@, L	Dolan Media Co.	64,576
12,300	L	Entercom Communications Corp.	61,746
25,400	@	Entravision Communications Corp.	68,326
2,300	@	Fisher Communications, Inc.	90,620
22,900		Gray Television, Inc.	39,388
36,300	L	Idearc, Inc.	45,375
21,900		McClatchy Co.	96,360
6,400	L	Media General, Inc.	79,552
12,700	@	Mediacom Communications Corp.	75,184
11,600	@	Playboy Enterprises, Inc.	45,704
20,300	@, L	R.H. Donnelley Corp.	40,397
5,600		Scholastic Corp.	143,808
10,800		Sinclair Broadcast Group, Inc.	54,432
1,600		Value Line, Inc.	53,584
6,500		World Wrestling Entertainment, Inc.	100,490
			1,657,374
		Metal Fabricate/Hardware: 0.9%
3,300		AM Castle & Co.	57,024
1,800		Ampco-Pittsburgh Corp.	46,620
4,400		CIRCOR International, Inc.	191,092
3,000	L	Dynamic Materials Corp.	69,630
9,000	@	Furmanite Corp.	93,060
2,600	@, L	Haynes International, Inc.	121,758
5,900		Kaydon Corp.	265,854
3,700	@	Ladish Co., Inc.	74,925
2,800		Lawson Products	77,420
2,300	@	LB Foster Co.	69,966
8,300		Mueller Industries, Inc.	190,983
24,500	L	Mueller Water Products, Inc.	220,010
3,100		NN, Inc.	39,835
1,700	@, L	Northwest Pipe Co.	74,154
5,000	@	RBC Bearings, Inc.	168,450
2,100		Sun Hydraulics Corp.	54,684
13,900	L	Worthington Industries	207,666
			2,023,131
		Mining: 0.8%
11,700	@	Allied Nevada Gold Corp.	66,924
5,500		Amcol International Corp.	171,930
17,400	@, L	Apex Silver Mines Ltd.	29,928
4,400	@, L	Brush Engineered Materials, Inc.	81,708
117,300	@, L	Coeur d’Alene Mines Corp.	179,469
7,600		Compass Minerals International, Inc.	398,164
14,900	@, L	General Moly, Inc.	64,815
27,500	@, L	Hecla Mining Co.	128,700
7,000	@, L	Horsehead Holding Corp.	41,300
3,400		Kaiser Aluminum Corp.	146,030
5,800	L	Royal Gold, Inc.	208,568
5,300	@	RTI International Metals, Inc.	103,668
9,200	@, L	Stillwater Mining Co	53,452
13,900	@	Uranium Resources, Inc.	23,491
25,500	@, L	USEC, Inc.	137,955
			1,836,102
		Miscellaneous Manufacturing: 1.9%
12,900		Actuant Corp.	325,596
8,900	L	Acuity Brands, Inc.	371,664
3,900		American Railcar Industries, Inc.	62,556
1,800	L	Ameron International Corp.	128,970

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
4,600		AO Smith Corp.	$180,274
2,500	@, L	AZZ, Inc.	103,425
11,300		Barnes Group, Inc.	228,486
8,300	@	Blount International, Inc.	92,379
5,100	@, L	Ceradyne, Inc.	186,966
10,900		Clarcor, Inc.	413,655
2,600	@, L	Colfax Corp.	43,446
3,000	@	EnPro Industries, Inc.	111,480
5,600	@, L	ESCO Technologies, Inc.	269,752
12,300		Federal Signal Corp.	168,510
2,400		Freightcar America, Inc.	70,248
1,300	@	GenTek, Inc.	33,423
20,700	@	Hexcel Corp.	283,383
4,700		Koppers Holdings, Inc.	175,827
4,700	@, L	LSB Industries, Inc.	65,095
7,600	@	Lydall, Inc.	73,188
6,400		Matthews International Corp. - Class A	324,736
5,200	@	Metabolix, Inc.	56,576
7,800		Myers Industries, Inc.	98,358
4,100		NL Industries, Inc.	42,107
1,400	@	Park-Ohio Holdings Corp.	25,046
3,400	@	PMFG, Inc.	49,266
4,200	@	Polypore International, Inc.	90,342
3,300		Raven Industries, Inc.	129,855
1,500		Standex International Corp.	41,625
6,000		Tredegar Corp.	106,740
			4,352,974
		Office Furnishings: 0.3%
12,400		Herman Miller, Inc.	303,428
8,500	L	HNI, Corp.	215,390
8,700		Interface, Inc.	98,919
12,300		Knoll, Inc.	185,976
			803,713
		Oil & Gas: 3.6%
12,400	@	Abraxas Petroleum Corp.	32,364
3,800	L	Alon USA Energy, Inc.	51,224
1,500		APCO Argentina, Inc.	42,465
3,300	@	Approach Resources, Inc.	47,718
7,900	@	Arena Resources, Inc.	306,915
7,400		Atlas America, Inc.	252,414
4,700	@, L	ATP Oil & Gas Corp.	83,707
9,800		Berry Petroleum Co.	379,554
7,900	@	Bill Barrett Corp.	253,669
13,300	@, L	BPZ Energy, Inc.	228,760
8,000	@, L	Brigham Exploration Co.	87,920
4,700	@	Bronco Drilling Co., Inc.	48,034
5,600	@	Callon Petroleum Co.	100,968
14,800	@	Cano Petroleum, Inc.	34,188
5,900	@, L	Carrizo Oil & Gas, Inc.	213,993
800	@	Clayton Williams Energy, Inc.	56,424
10,300	@	Comstock Resources, Inc.	515,515
11,600	@	Concho Resources, Inc.	320,276
2,700	@	Contango Oil & Gas Co.	145,746
4,400	@, L	CVR Energy, Inc.	37,488
5,900		Delek US Holdings, Inc.	54,693
12,600	@, L	Delta Petroleum Corp.	171,108
31,300	@	Endeavour International Corp.	41,316
4,900	@	Energy Partners Ltd.	42,483
25,700		Energy XXI Bermuda Ltd.	78,128
31,700	@	EXCO Resources, Inc.	517,344
11,800	@, L	FX Energy, Inc.	87,792
19,600	@	Gasco Energy, Inc.	35,672
6,800	@, L	GeoMet, Inc.	36,992
2,100	@	Georesources, Inc.	24,066
3,400	@, L	GMX Resources, Inc.	162,520
4,600	@, L	Goodrich Petroleum Corp.	200,514
26,300	@	Gran Tierra Energy, Inc.	97,573
40,100	@	Grey Wolf, Inc.	311,978
6,900	@	Gulfport Energy Corp.	69,345
8,900	@, L	Harvest Natural Resources, Inc.	90,068
5,400		Houston American Energy Corp.	34,128
12,100	@	McMoRan Exploration Co.	286,044
12,100	@	Meridian Resource Corp.	22,264
5,700	@, L	Northern Oil And Gas, Inc.	46,341
38,600	@	Oilsands Quest, Inc.	115,414
2,000		Panhandle Oil and Gas, Inc.	57,260
8,700	@, L	Parallel Petroleum Corp.	81,954
23,600	@, L	Parker Drilling Co.	189,272
9,100		Penn Virginia Corp.	486,304
3,300	@	Petroleum Development Corp.	146,421
9,800	@, L	Petroquest Energy, Inc.	150,430
12,100	@	Pioneer Drilling Co.	160,930
15,300	@	RAM Energy Resources, Inc.	44,217

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas (continued)
3,800	@	Rex Energy Corp.	$59,888
10,400	@	Rosetta Resources, Inc.	190,944
7,010	@	Stone Energy Corp.	296,733
13,900	@, L	Sulphco, Inc.	27,939
6,800	@	Swift Energy Co.	263,092
7,000	@, L	Toreador Resources Corp.	62,930
6,300	@	Tri-Valley Corp.	39,942
7,400	@, L	TXCO Resources, Inc.	74,296
13,800	@	Vaalco Energy, Inc.	94,392
3,900	@	Venoco, Inc.	50,700
12,700	@	Warren Resources, Inc.	126,746
6,100	L	Western Refining, Inc.	61,671
			8,431,186
		Oil & Gas Services: 1.4%
5,500	@, L	Allis-Chalmers Energy, Inc.	69,575
8,700	@, L	Basic Energy Services, Inc.	185,310
2,900	@	Bolt Technology Corp.	41,963
7,900	@, L	Cal Dive International, Inc.	83,740
4,400	L	CARBO Ceramics, Inc.	227,084
10,300	@, L	Complete Production Services, Inc.	207,339
1,800	@	Dawson Geophysical Co.	84,042
6,800	@	Dril-Quip, Inc.	295,052
4,400	@, L	Flotek Industries, Inc.	48,400
1,500	@	Geokinetics, Inc.	28,500
2,500		Gulf Island Fabrication, Inc.	86,175
5,600	@, L	Hornbeck Offshore Services, Inc.	216,272
18,200	@, L	ION Geophysical Corp.	258,258
3,400		Lufkin Industries, Inc.	269,790
6,000	@	Matrix Service Co.	114,600
4,600	@	NATCO Group, Inc.	184,828
2,700	@	Natural Gas Services Group, Inc.	47,169
17,200	@, L	Newpark Resources	125,560
6,700	L	RPC, Inc.	94,202
3,400	@, L	Superior Well Services, Inc.	86,054
2,900	@	T-3 Energy Services, Inc.	107,648
2,300	@, L	Trico Marine Services, Inc.	39,284
4,600	@, L	Union Drilling, Inc.	48,714
8,100	@, L	Willbros Group, Inc	214,650
			3,164,209
		Packaging & Containers: 0.3%
5,100	@	Bway Holding Co.	59,823
28,700	@	Graphic Packaging Holding Co.	71,750
8,000		Rock-Tenn Co.	319,840
6,800		Silgan Holdings, Inc.	347,412
			798,825
		Pharmaceuticals: 2.8%
15,000	@, L	Acadia Pharmaceuticals, Inc.	40,200
15,000	@	Adolor, Corp.	51,750
13,600	@, L	Akorn, Inc.	69,768
9,100	@	Alexza Pharmaceuticals, Inc.	44,954
19,700	@	Alkermes, Inc.	262,010
11,700	@	Allos Therapeutics, Inc.	86,697
8,400	@, L	Alpharma, Inc.	309,876
2,300	@	Amicus Therapeutics, Inc.	34,776
7,200	@	Array Biopharma, Inc.	55,296
8,600	@, L	Auxilium Pharmaceuticals, Inc.	278,640
2,100	@	Biodel, Inc.	7,035
4,400	@, S	Cadence Pharmaceuticals, Inc.	39,072
4,500	@	Caraco Pharmaceutical Laboratories Ltd.	56,295
12,700	@, L	CV Therapeutics, Inc.	137,160
11,200	@, L	Cypress Bioscience, Inc.	82,320
12,600	@	Depomed, Inc.	45,990
19,800	@	Durect Corp.	110,880
12,200	@	Dyax Corp.	53,680
7,400	@	HealthExtras, Inc.	193,288
7,000	@	Idenix Pharmaceuticals, Inc.	50,610
7,400	@, L	I-Flow Corp.	68,894
33,900	@	Indevus Pharmaceuticals, Inc.	113,565
11,900	@	Inspire Pharmaceuticals, Inc.	42,483
18,100	@, L	Isis Pharmaceuticals, Inc.	305,709
15,800	@, L	Javelin Pharmaceuticals, Inc.	41,080
3,500	@, L	KV Pharmaceutical Co.	79,485
11,700	@, L	MannKind Corp.	45,162
26,500	@, L	Medarex, Inc.	171,455
14,100		Medicis Pharmaceutical Corp.	210,231
5,700	@, L	Medivation, Inc.	150,822
8,300	@	Nabi Biopharmaceuticals	38,678
3,300	@	Neogen Corp.	92,994
5,000	@	Noven Pharmaceuticals, Inc.	58,400
4,900	@	Obagi Medical Products, Inc.	48,902
6,000	@	Omega Protein Corp.	70,560
12,000	@	Onyx Pharmaceuticals, Inc.	434,160
5,400	@	Optimer Pharmaceuticals, Inc.	42,930

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Pharmaceuticals (continued)
4,500	@	Orexigen Therapeutics, Inc.	$48,555
2,900	@	Osiris Therapeutics, Inc.	55,941
10,800	@	Pain Therapeutics, Inc.	105,516
4,900	@, L	Par Pharmaceutical Cos., Inc.	60,221
4,200	@	Pharmasset, Inc.	83,790
6,800	@	PharMerica Corp.	152,932
7,200	@, L	Pozen, Inc.	75,672
3,700	@	Progenics Pharmaceuticals, Inc.	49,247
12,200	@	Questcor Pharmaceuticals, Inc.	89,670
7,400	@, L	Rigel Pharmaceuticals, Inc.	172,790
5,500	@, L	Salix Pharmaceuticals Ltd.	35,255
11,600	@, L	Savient Pharmaceuticals, Inc.	172,956
8,100	@	Schiff Nutrition International, Inc.	55,323
6,400	@, L	Sciele Pharma, Inc.	197,056
2,800	@	Sucampo Pharmaceuticals, Inc.	23,884
2,300	@, L	Synutra International, Inc.	46,299
7,400	@	Targacept, Inc.	42,994
11,400	@, L	Theravance, Inc.	142,044
2,000	@, L	USANA Health Sciences, Inc.	81,980
13,800	@, L	Valeant Pharmaceuticals International	282,486
14,500	@	Viropharma, Inc.	190,240
12,900	@, L	Vivus, Inc.	102,426
5,500	@	Xenoport, Inc.	266,695
			6,559,779
		Pipelines: 0.1%
8,100	L	Crosstex Energy, Inc.	202,257
			202,257
		Real Estate: 0.2%
1,700	@, L	Avatar Holdings, Inc.	56,100
8,000	@	Forestar Real Estate Group, Inc.	118,000
8,800		Grubb & Ellis Co.	23,760
9,800	@	Hilltop Holdings, Inc.	101,136
3,300	@	Stratus Properties, Inc.	90,816
9,800		Thomas Properties Group, Inc.	98,980
			488,792
		Retail: 5.0%
9,400	@, L	99 Cents Only Stores	103,118
14,200	@, L	Aeropostale, Inc.	455,962
6,400	@	AFC Enterprises	46,464
1,900	@	America’s Car-Mart, Inc.	35,321
8,700		Asbury Automotive Group, Inc.	100,224
8,300		Bebe Stores, Inc.	81,091
5,500	@, L	BJ’s Restaurants, Inc.	65,670
35,900	@, L	Blockbuster, Inc.	73,595
6,500	L	Bob Evans Farms, Inc.	177,385
14,500		Borders Group, Inc.	95,120
7,600		Brown Shoe Co., Inc.	124,488
3,200		Buckle, Inc.	177,728
3,700	@, L	Buffalo Wild Wings, Inc.	148,888
7,800	@, L	Cabela’s, Inc.	94,224
4,700	@	Cache, Inc.	32,289
6,500	@, L	California Pizza Kitchen, Inc.	83,655
10,800		Casey’s General Stores, Inc.	325,836
6,300		Cash America International, Inc.	227,052
6,600		Cato Corp.	115,830
4,600		CBRL Group, Inc.	120,980
4,600	@, L	CEC Entertainment, Inc.	152,720
4,100	@	Charlotte Russe Holding, Inc.	42,025
24,000	@, L	Charming Shoppes, Inc.	117,360
18,200	@	Cheesecake Factory	266,084
37,300	@, L	Chico’s FAS, Inc.	204,031
5,300	@, L	Childrens Place Retail Stores, Inc.	176,755
9,400		Christopher & Banks Corp.	72,098
43,300		Circuit City Stores, Inc.	32,908
2,600	@, L	Citi Trends, Inc.	42,354
9,400	L	CKE Restaurants, Inc.	99,640
11,600	@, L	Coldwater Creek, Inc.	67,164
12,400	@, L	Collective Brands, Inc.	227,044
3,400	@, L	Conn’s, Inc.	63,614
30,200	@	Denny’s Corp.	77,916
12,800		Dillard’s, Inc.	151,040
3,500		DineEquity, Inc.	59,010
8,100	@	Domino’s Pizza, Inc.	98,334
10,200	@	Dress Barn, Inc.	155,958
2,500	@	DSW, Inc.	34,250
9,000	@	Ezcorp, Inc.	169,200
8,379		Finish Line	83,706
4,800	@, L	First Cash Financial Services, Inc.	72,000
7,400	L	Fred’s, Inc.	105,228
1,700	@	Fuqi International, Inc.	13,855
4,500	@	Gaiam, Inc.	47,700
4,200	@, L	Genesco, Inc.	140,616
5,000	L	Group 1 Automotive, Inc.	108,650

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Retail (continued)
6,600	@	Gymboree Corp.	$234,300
2,100		Haverty Furniture Cos., Inc.	24,024
4,000	@	hhgregg, Inc.	39,000
5,900	@, L	Hibbett Sporting Goods, Inc.	118,118
12,200	@	HOT Topic, Inc.	80,642
9,000	@, L	J Crew Group, Inc.	257,130
12,900	@	Jack in the Box, Inc.	272,190
4,700	@, L	Jo-Ann Stores, Inc.	98,606
3,300	@, L	JoS. A Bank Clothiers, Inc.	110,880
5,000		Kenneth Cole Productions, Inc.	73,500
11,100	@	Krispy Kreme Doughnuts, Inc.	36,630
3,600	L	Landry’s Restaurants, Inc.	55,980
6,800		Longs Drug Stores Corp.	514,352
3,700	@, L	Lululemon Athletica, Inc.	85,211
3,000	@, L	Lumber Liquidators, Inc.	37,680
8,300	@, L	MarineMax, Inc.	60,009
10,800	L	Men’s Wearhouse, Inc.	229,392
6,400	@	New York & Co., Inc.	61,056
11,100		Nu Skin Enterprises, Inc.	180,042
12,900	@, L	Pacific Sunwear of California	86,817
5,000	@	Pantry, Inc.	105,950
5,000	@	Papa John’s International, Inc.	135,800
11,600	L	PEP Boys-Manny Moe & Jack	71,688
5,600	@	PetMed Express, Inc.	87,920
4,400	@	PF Chang’s China Bistro, Inc.	103,576
22,900	@, L	Pier 1 Imports, Inc.	94,577
3,900		Pricesmart, Inc.	65,286
3,500	@, L	Red Robin Gourmet Burgers, Inc.	93,800
9,600		Regis Corp.	264,000
11,700	@	Retail Ventures, Inc.	45,630
12,500	@, L	Ruby Tuesday, Inc.	72,375
5,000	@	Rush Enterprises, Inc. - Class A	64,000
18,400	@, L	Sally Beauty Holdings, Inc.	158,240
6,500	L	Sonic Automotive, Inc.	54,990
13,700	@, L	Sonic Corp.	199,609
7,200		Stage Stores, Inc.	98,352
9,400		Stein Mart, Inc.	36,754
2,900	@	Systemax, Inc.	40,774
5,100	L	Talbots, Inc.	66,810
10,900	@, L	Texas Roadhouse, Inc.	97,991
8,100	@, L	Tractor Supply Co.	340,605
15,300	@	Tuesday Morning Corp.	63,189
7,000	@	Tween Brands, Inc.	68,530
4,500	@	Ulta Salon Cosmetics & Fragrance, Inc.	59,760
78,800		Wendy’s/Arby’s Group, Inc. - Class A	414,488
20,400	@	Wet Seal, Inc.	74,052
6,000		World Fuel Services Corp.	138,180
7,400	@	Zale Corp.	185,000
3,900	@, L	Zumiez, Inc.	64,272
			11,587,937
		Savings & Loans: 1.1%
10,200	@	Beneficial Mutual Bancorp, Inc.	129,030
12,300		Brookline Bancorp., Inc.	157,317
5,600		Dime Community Bancshares	85,232
19,400	L	Downey Financial Corp.	54,320
6,300		ESSA Bancorp, Inc.	87,570
25,500		First Niagara Financial Group, Inc.	401,625
2,900		First Place Financial Corp.	37,265
16,500	L	Flagstar Bancorp., Inc.	49,170
9,800	@, L	Guaranty Financial Group, Inc.	38,710
9,000	@	Investors Bancorp, Inc.	135,450
2,800		NASB Financial, Inc.	90,972
23,100		NewAlliance Bancshares, Inc.	347,193
3,500	@	Northfield Bancorp, Inc.	42,385
4,800		Northwest Bancorp, Inc.	132,192
2,400		OceanFirst Financial Corp.	43,488
2,600	@	Oritani Financial Corp.	43,810
12,400		Provident Financial Services, Inc.	204,724
2,300		Provident New York Bancorp	30,406
5,900		Rockville Financial, Inc.	92,925
4,200		Roma Financial Corp.	61,950
4,800		ViewPoint Financial Group	84,000
4,300	@	Waterstone Financial, Inc.	42,011
2,000		WSFS Financial Corp.	120,000
			2,511,745
		Semiconductors: 2.8%
6,400	@	Actel Corp.	79,872
12,400	@	Advanced Analogic Technologies, Inc.	57,660
22,300	@	Amkor Technology, Inc.	142,051
15,000	@, L	Anadigics, Inc.	42,150
11,300	@	Applied Micro Circuits Corp.	67,574
18,800	@	Asyst Technologies, Inc.	45,120
6,300	@	ATMI, Inc.	113,274

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors (continued)
6,400	@, L	AuthenTec, Inc.	$13,760
22,200	@	Axcelis Technologies, Inc.	37,740
14,500	@	Brooks Automation, Inc.	121,220
5,000	@	Cabot Microelectronics Corp.	160,400
6,400	@, L	Cavium Networks, Inc.	90,112
11,100	@	Ceva, Inc.	92,130
13,200	@	Cirrus Logic, Inc.	71,940
5,000		Cohu, Inc.	79,100
6,100	@, L	Diodes, Inc.	112,545
5,200	@, L	Eagle Test Systems, Inc.	79,612
15,800	@, L	Emcore Corp.	78,052
18,800	@	Emulex Corp.	200,596
25,700	@	Entegris, Inc.	124,388
10,700	@, L	Exar Corp.	81,962
9,300	@, L	Formfactor, Inc.	162,006
3,600	@	Hittite Microwave Corp.	120,960
6,000	@	IXYS Corp.	54,540
21,200	@	Kopin Corp.	66,144
14,000	@, L	Kulicke & Soffa Industries, Inc.	63,140
29,700	@, L	Lattice Semiconductor Corp.	61,182
33,800	@	LTX-Credence Corp.	58,812
17,752	@, L	Macrovision Solutions Corp.	273,026
15,600	@	Mattson Technology, Inc.	73,788
12,300		Micrel, Inc.	111,561
16,900	@	Microsemi Corp.	430,612
18,000	@	Microtune, Inc.	48,240
13,100	@	MIPS Technologies, Inc.	45,981
11,100	@, L	MKS Instruments, Inc.	221,001
5,500	@	Monolithic Power Systems, Inc.	95,535
3,500	@, L	Netlogic Microsystems, Inc.	105,840
10,800	@, L	Omnivision Technologies, Inc.	123,228
2,300	@	Pericom Semiconductor Corp.	24,150
17,200	@	Photronics, Inc.	32,336
11,300	@	PLX Technology, Inc.	57,856
45,200	@, L	PMC - Sierra, Inc.	335,384
6,900	@	Power Integrations, Inc.	166,290
3,300	@	Rubicon Technology, Inc.	23,826
4,900	@	Rudolph Technologies, Inc.	41,062
16,300	@	Semtech Corp.	227,548
5,000	@, L	Sigma Designs, Inc.	71,100
14,400	@, L	Silicon Image, Inc.	76,896
18,800	@	Sirf Technology Holdings, Inc.	28,012
35,500	@, L	Skyworks Solutions, Inc.	296,780
30,000	@	Spansion, LLC	46,500
4,000	@	Standard Microsystems Corp.	99,920
2,900	@	Supertex, Inc.	81,664
5,600	@	Techwell, Inc.	52,808
9,300	@	Tessera Technologies, Inc.	151,962
3,000	@	Transmeta Corp.	48,630
32,600	@	Triquint Semiconductor, Inc.	156,154
6,800	@	Ultra Clean Holdings	34,272
5,700	@	Ultratech, Inc.	68,970
7,600	@	Veeco Instruments, Inc.	112,556
5,000	@	Volterra Semiconductor Corp.	63,650
11,500	@	Zoran Corp.	93,840
			6,399,020
		Software: 4.1%
13,800	@	Accelrys, Inc.	75,762
7,400	@, L	ACI Worldwide, Inc.	129,648
14,100	@	Actuate Corp.	49,350
11,300		Acxiom Corp.	141,702
3,500	@, L	Advent Software, Inc.	123,305
12,900	@, L	Allscripts Healthcare Solutions, Inc.	160,476
6,400	@	American Reprographics Co.	110,400
13,400		American Software, Inc.	73,030
18,700	@, L	Ariba, Inc.	264,231
5,100	@	Athenahealth, Inc.	169,677
5,700	@	Avid Technology, Inc.	137,142
9,400		Blackbaud, Inc.	173,430
7,500	@, L	Blackboard, Inc.	302,175
6,600	@	Bottomline Technologies, Inc.	68,640
13,700	@	Callidus Software, Inc.	54,252
8,900	@, L	Commvault Systems, Inc.	107,245
3,400		Computer Programs & Systems, Inc.	98,430
10,500	@	Concur Technologies, Inc.	401,730
8,300	@	CSG Systems International	145,499
3,900	@	Deltek, Inc.	23,712
4,600	@	DemandTec, Inc.	41,446
6,400	@	Digi International, Inc.	65,280
8,200	@, L	DivX, Inc.	53,054
3,800	@	Double-Take Software, Inc.	37,810
700	@	Ebix, Inc.	65,772
10,800	@, L	Eclipsys Corp.	226,260

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Software (continued)
15,000	@, L	Epicor Software Corp.	$118,350
8,300	@, L	EPIQ Systems, Inc.	112,880
11,600		Fair Isaac Corp.	267,380
10,300	@, L	FalconStor Software, Inc.	55,208
5,600	@	Guidance Software, Inc.	26,264
17,900	@	Informatica Corp.	232,521
6,400	@	Innerworkings, Inc.	70,976
4,700	@, L	Interactive Intelligence, Inc.	42,394
6,100	@	JDA Software Group, Inc.	92,781
26,800	@, L	Lawson Software, Inc.	187,600
4,400	@	Mantech International Corp.	260,876
5,200	@	MedAssets, Inc.	89,440
1,500	@	MicroStrategy, Inc.	89,295
5,000	@	Monotype Imaging Holdings, Inc.	55,650
8,200	@	MSCSoftware Corp.	87,740
2,300	@, L	NetSuite, Inc.	41,446
6,300	@, L	Omnicell, Inc.	82,845
13,500	@, L	Omniture, Inc.	247,860
25,900	@	Parametric Technology Corp.	476,560
4,700		Pegasystems, Inc.	60,677
8,900	@	Phase Forward, Inc.	186,099
5,600	@	Phoenix Technologies Ltd.	44,744
9,100	@	Progress Software Corp.	236,509
3,400		Quality Systems, Inc.	143,684
16,400	@	Quest Software, Inc.	208,116
3,600		Renaissance Learning, Inc.	46,764
6,800	@	RightNow Technologies, Inc.	85,476
4,400		Schawk, Inc.	66,528
10,100	@	Seachange Intl., Inc.	97,566
9,000	@, L	Smith Micro Software, Inc.	63,900
10,900	@	Solera Holdings, Inc.	313,048
4,000	@	SPSS, Inc.	117,440
18,000	@	Sybase, Inc.	551,160
5,200	@, L	Synchronoss Technologies, Inc.	48,932
3,900	@, L	SYNNEX Corp.	87,126
17,100	@	Take-Two Interactive Software, Inc.	280,440
5,900	@, L	Taleo Corp.	117,351
13,600	@, L	THQ, Inc.	163,744
17,500	@	Trident Microsystems, Inc.	42,000
9,900	@	Tyler Technologies, Inc.	150,183
5,600	@	Ultimate Software Group, Inc.	151,200
3,400	@	Unica Corp.	26,656
15,000	@, L	Verifone Holdings, Inc.	248,100
15,000	@	Wind River Systems, Inc.	150,000
			9,624,967
		Storage/Warehousing: 0.0%
5,800	@, L	Mobile Mini, Inc.	112,114
			112,114
		Telecommunications: 3.9%
72,900	@	3Com Corp.	169,857
8,200	@	Acme Packet, Inc.	46,986
25,400	@	Adaptec, Inc.	83,312
12,400		Adtran, Inc.	241,676
9,400	@	Airvana, Inc.	55,366
3,800		Alaska Communications Systems Group, Inc.	46,474
5,300	@	Anaren, Inc.	53,795
6,400	@, L	Anixter International, Inc.	380,864
4,200		Applied Signal Technology, Inc.	72,996
27,200	@	Arris Group, Inc.	210,256
13,200	@	Aruba Networks, Inc.	67,716
13,000	@, L	Atheros Communications, Inc.	306,540
2,200		Atlantic Tele-Network, Inc.	61,600
3,300		Black Box Corp.	113,949
32,100	@	Bookham, Inc.	36,273
5,600	@, L	Cbeyond, Inc.	80,584
15,500	@	Centennial Communications Corp.	96,720
59,200	@	Cincinnati Bell, Inc.	182,928
5,500	@, L	Comtech Telecommunications	270,820
5,000		Consolidated Communications Holdings, Inc.	75,400
3,400	@	EMS Technologies, Inc.	75,854
11,700	@	Extreme Networks	39,429
21,000		Fairpoint Communications, Inc.	182,070
36,800	@	FiberTower Corp.	50,784
92,862	@	Finisar Corp.	93,791
31,600	@	Foundry Networks, Inc.	575,436
10,300	@	General Communication, Inc.	95,378
4,400	@	GeoEye, Inc.	97,372
5,000	@, L	Global Crossing Ltd.	75,800
12,800	@	Globalstar, Inc.	21,760
21,000	@, L	Harmonic, Inc.	177,450
7,100	@	Harris Stratex Networks, Inc.	55,451
2,100	@	Hughes Communications, Inc.	77,070
1,700	@	Hungarian Telephone & Cable Corp.	33,830

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Telecommunications (continued)
14,900	@	Hypercom Corp.	$59,302
23,900	@	ICO Global Communications Holdings Ltd.	26,051
21,300	@, L	Infinera Corp.	203,628
9,300	@	InterDigital, Inc.	223,665
7,400		Iowa Telecommunications Services, Inc.	138,232
4,000	@	iPCS, Inc.	89,080
4,100	@	IPG Photonics Corp.	79,991
5,100	@	Ixia	37,587
6,200	@, L	Knology, Inc.	50,034
3,300	@	Loral Space & Communications, Inc.	48,741
9,100	@	Mastec, Inc.	120,939
43,400	@	MRV Communications, Inc.	50,778
7,000	@	Netgear, Inc.	105,000
4,100	@	Neutral Tandem, Inc.	76,014
7,900	@, L	Novatel Wireless, Inc.	47,874
4,800		NTELOS Holdings Corp.	129,072
3,700	@	Oplink Communications, Inc.	44,659
5,000	@	OpNext, Inc.	22,950
9,500	@	Orbcomm, Inc.	46,835
27,800	@	PAETEC Holding Corp.	59,770
6,600	@	Parkervision, Inc.	66,000
10,700		Plantronics, Inc.	240,964
18,100	@, L	Polycom, Inc.	418,653
26,700	@, L	Powerwave Technologies, Inc.	105,732
500		Preformed Line Products Co.	29,170
15,000	@	Premier Global Services, Inc.	210,900
6,000	@, L	RCN Corp.	73,560
60,100	@	RF Micro Devices, Inc.	175,492
8,200	@, L	SAVVIS, Inc.	110,208
6,700	L	Shenandoah Telecom Co.	147,869
12,000	@	ShoreTel, Inc.	68,880
37,900	@, L	Sonus Networks, Inc.	109,152
6,300	@, L	Starent Networks Corp.	81,522
5,200	@	Switch and Data, Inc.	64,740
44,200	@	Sycamore Networks, Inc.	142,766
10,100	@	Syniverse Holdings, Inc.	167,761
14,600	@	Tekelec	204,254
8,300	@	TerreStar Corp.	8,300
31,700	@	TW Telecom, Inc.	329,363
8,600	@	USA Mobility, Inc.	94,600
29,600	@	Utstarcom, Inc.	99,752
2,200	@	Viasat, Inc.	51,876
			8,967,303
		Textiles: 0.1%
4,600		G&K Services, Inc.	152,030
3,000		Unifirst Corp.	129,270
			281,300
		Toys/Games/Hobbies: 0.3%
6,300	@	Jakks Pacific, Inc.	156,933
7,700	@, L	Leapfrog Enterprises, Inc.	81,312
10,800	@, L	Marvel Entertainment, Inc.	368,712
2,100	@	RC2 Corp.	42,000
			648,957
		Transportation: 1.8%
8,100	@, L	American Commercial Lines, Inc.	86,184
4,200		Arkansas Best Corp.	141,498
2,500	@, L	Atlas Air Worldwide Holdings, Inc.	100,775
4,600	@, L	Bristow Group, Inc.	155,664
6,500	@	Celadon Group, Inc.	74,555
10,800		DHT Maritime, Inc.	72,576
10,400	L	Eagle Bulk Shipping, Inc.	144,976
6,100		Forward Air Corp.	166,103
4,900	L	Genco Shipping & Trading Ltd.	162,876
6,600	L	General Maritime Corp.	128,568
6,800	@	Genesee & Wyoming, Inc.	255,136
6,300		Golar LNG Ltd.	83,664
5,000	@	Gulfmark Offshore, Inc.	224,400
11,700		Heartland Express, Inc.	181,584
6,700	L	Horizon Lines, Inc.	66,129
7,700	@	HUB Group, Inc.	289,905
3,400	@	International Shipholding Corp.	74,460
11,100		Knight Transportation, Inc.	188,367
1,900		Knightsbridge Tankers Ltd.	50,293
3,600	@	Marten Transport Ltd.	70,236
7,600	L	Nordic American Tanker Shipping	243,656
5,900	@	Old Dominion Freight Line	167,206
7,000		Pacer International, Inc.	115,290
2,900	@	PHI, Inc.	107,097
3,200	@	Saia, Inc.	42,496
9,500	L	Ship Finance International Ltd.	204,820
2,500	@, L	TBS International Ltd.	33,650
3,200		Teekay Tankers Ltd.	54,176
5,900	@	Ultrapetrol Bahamas Ltd.	46,315

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Transportation (continued)
8,900	L	Werner Enterprises, Inc.	$193,219
13,400	@, L	YRC Worldwide, Inc.	160,264
			4,086,138
		Trucking & Leasing: 0.2%
10,600	L	Aircastle Ltd.	105,046
1,900	@, L	Amerco, Inc.	79,667
4,800		Greenbrier Cos., Inc.	93,648
3,200		TAL International Group, Inc.	66,624
2,500		Textainer Group Holdings Ltd.	37,975
			382,960
		Water: 0.3%
3,000	L	American States Water Co.	115,500
4,000	L	California Water Service Group	154,000
2,600		Consolidated Water Co., Ltd.	44,252
3,900		Middlesex Water Co.	68,133
3,100	@	Pico Holdings, Inc.	111,321
2,900		SJW Corp.	86,913
7,400		Southwest Water Co.	94,350
			674,469
		Total Common Stock
		(Cost $222,091,780)	210,121,417
REAL ESTATE INVESTMENT TRUSTS: 6.1%
		Apartments: 0.7%
11,189	L	American Campus Communities, Inc.	379,083
5,100		Associated Estates Realty Corp.	66,453
9,700		Education Realty Trust, Inc.	107,476
8,100	L	Home Properties, Inc.	469,395
5,600		Mid-America Apartment Communities, Inc.	275,184
9,800		Post Properties, Inc.	274,106
			1,571,697
		Diversified: 0.8%
10,600	L	Colonial Properties Trust	198,114
9,100		Cousins Properties, Inc.	229,593
2,300		DuPont Fabros Technology, Inc.	35,075
6,800		Entertainment Properties Trust	372,096
13,300	L	Investors Real Estate Trust	148,827
11,100		Lexington Corporate Properties Trust	191,142
9,400		Mission West Properties	91,556
3,400		PS Business Parks, Inc.	195,840
13,700	L	Washington Real Estate Investment Trust	501,831
			1,964,074
		Diversified Financial Services: 0.0%
12,500	@	FBR Capital Markets Corp.	81,000
34,600		Friedman Billings Ramsey Group, Inc.	69,200
			150,200
		Forest Products & Paper: 0.2%
9,100	L	Potlatch Corp.	422,149
			422,149
		Health Care: 0.8%
6,900		Care Investment Trust, Inc.	79,212
3,600		Cogdell Spencer, Inc.	57,744
10,000		Healthcare Realty Trust, Inc.	291,500
5,300		LTC Properties, Inc.	155,396
19,900	L	Medical Properties Trust, Inc.	225,865
2,000		National Health Investors, Inc.	68,360
13,900		Omega Healthcare Investors, Inc.	273,274
24,200		Senior Housing Properties Trust	576,686
3,000	L	Universal Health Realty Income Trust	116,700
			1,844,737
		Hotels: 0.4%
27,800		Ashford Hospitality Trust, Inc.	112,590
19,200	L	DiamondRock Hospitality Co.	174,720
11,900		FelCor Lodging Trust, Inc.	85,204
4,800		Hersha Hospitality Trust	35,712
8,500		LaSalle Hotel Properties	198,220
15,000		Strategic Hotel Capital, Inc.	113,250
11,300		Sunstone Hotel Investors, Inc.	152,550
			872,246
		Manufactured Homes: 0.2%
6,000		Equity Lifestyle Properties, Inc.	318,180
3,900	L	Sun Communities, Inc.	77,259
			395,439
		Mortgage: 0.6%
2,700		American Capital Agency Corp.	46,764
13,200	L	Anthracite Capital, Inc.	70,752
18,600	L	Anworth Mortgage Asset Corp.	110,112
7,400	L	Arbor Realty Trust, Inc.	74,000
3,900		Capital Trust, Inc.	60,450
13,700		Capstead Mortgage Corp.	150,015
9,000		Chimera Investment Corp.	55,890
11,035		Gramercy Capital Corp.	28,581

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Mortgage (continued)
2,400		Hatteras Financial Corp.	$55,680
36,200		MFA Mortgage Investments, Inc.	235,300
15,600		Newcastle Investment Corp.	99,060
11,000	L	Northstar Realty Finance Corp.	85,250
14,600	L	RAIT Investment Trust	80,154
7,800		Redwood Trust, Inc.	169,494
			1,321,502
		Office Property: 0.6%
15,400		BioMed Realty Trust, Inc.	407,330
7,800		Corporate Office Properties Trust SBI MD	314,730
11,100	L	Franklin Street Properties Corp.	144,300
11,300		Highwoods Properties, Inc.	401,828
7,500		Maguire Properties, Inc.	44,700
2,600		Parkway Properties, Inc.	98,436
			1,411,324
		Regional Malls: 0.1%
7,400		Glimcher Realty Trust	77,256
7,900		Pennsylvania Real Estate Investment Trust	148,915
			226,171
		Shopping Centers: 0.5%
6,500		Acadia Realty Trust	164,320
9,500		Cedar Shopping Centers, Inc.	125,590
5,900		Equity One, Inc.	120,891
12,400		Inland Real Estate Corp.	194,556
6,900		Kite Realty Group Trust	75,900
4,800		Ramco-Gershenson Properties	107,616
2,300		Saul Centers, Inc.	116,242
6,600	L	Tanger Factory Outlet Centers, Inc.	289,014
2,500		Urstadt Biddle Properties, Inc.	46,875
			1,241,004
		Single Tenant: 0.6%
400	@	Alexander’s, Inc.	160,000
4,600		Getty Realty Corp.	101,982
20,700	L	National Retail Properties, Inc.	495,765
22,000		Realty Income Corp.	563,200
			1,320,947
		Storage: 0.2%
15,800		Extra Space Storage, Inc.	242,688
4,800		Sovran Self Storage, Inc.	214,512
11,200		U-Store-It Trust	137,424
			594,624
		Warehouse/Industrial: 0.4%
37,000		DCT Industrial Trust, Inc.	277,130
5,000		EastGroup Properties, Inc.	242,700
12,100		First Industrial Realty Trust, Inc.	347,028
			866,858
		Total Real Estate Investment Trusts
		(Cost $14,597,260)	14,202,972

		Total Long-Term Investments
		(Cost $236,689,040)	224,324,389
SHORT-TERM INVESTMENTS: 24.6%
		Affiliated Mutual Fund: 3.4%
7,812,000	S	ING Institutional Prime Money Market Fund - Class I	7,812,000

		Total Money Market
		(Cost $7,812,000)	7,812,000

Principal Amount				Value
		Securities Lending Collateral(cc): 21.2%
$49,788,667		Bank of New York Mellon Corp. Institutional Cash Reserves		$49,349,132
		Total Securities Lending Collateral
		(Cost $49,788,667)		49,349,132
		Total Short-Term Investments
		(Cost $57,600,667)		57,161,132
		Total Investments in Securities (Cost $294,289,707)*	121.3%	$281,485,521
		Other Assets and Liabilities - Net	(21.3)	(49,363,538)
		Net Assets	100.0%	$232,121,983

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.
	S

All or a portion of this security is segregated to cover collateral requirements for applicable futures, options, swaps, foreign forward currency contracts and/or when-issued or delayed-delivery securities.

	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.
	*	Cost for federal income tax purposes is $294,323,628.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$12,124,366
		Gross Unrealized Depreciation		(24,962,473)
		Net Unrealized Depreciation		$(12,838,107)

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$281,329,339	$(73,108)
Level 2- Other Significant Observable Inputs	156,182	—
Level 3- Significant Unobservable Inputs	—	—
Total	$281,485,521	$(73,108)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING RussellTM Small Cap Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING RussellTM Small Cap Index Portfolio Open Futures Contracts on September 30, 2008

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation

Long Contracts
Russell 2000 Mini	115	12/19/08	$(73,108)
			$(73,108)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 98.9%
		Advertising: 0.5%
466,350	@, L	Interpublic Group of Cos., Inc.	$3,614,213
48,300		Omnicom Group	1,862,448
			5,476,661
		Aerospace/Defense: 2.3%
202,450		Boeing Co.	11,610,508
128,850		Goodrich Corp.	5,360,160
48,300		Lockheed Martin Corp.	5,297,061
79,200		Northrop Grumman Corp.	4,794,768
			27,062,497
		Agriculture: 2.5%
246,750		Altria Group, Inc.	4,895,520
56,150		Archer-Daniels-Midland Co.	1,230,247
325,400		Philip Morris International, Inc.	15,651,740
140,250		Reynolds American, Inc.	6,818,955
			28,596,462
		Airlines: 0.6%
474,900	L	Southwest Airlines Co.	6,890,799
			6,890,799
		Apparel: 0.2%
22,250	L	VF Corp.	1,720,148
			1,720,148
		Auto Parts & Equipment: 0.7%
267,250		Johnson Controls, Inc.	8,105,693
			8,105,693
		Banks: 5.7%
491,594		Bank of America Corp.	17,205,790
228,600		Bank of New York Mellon Corp.	7,447,788
178,800	L	BB&T Corp.	6,758,640
23,300	L	Capital One Financial Corp.	1,188,300
2,550	L	M&T Bank Corp.	227,588
84,300		Northern Trust Corp.	6,086,460
32,650		PNC Financial Services Group, Inc.	2,438,955
77,650	L	Regions Financial Corp.	745,440
48,200		State Street Corp.	2,741,616
1,800	L	SunTrust Bank	80,982
269,100		US Bancorp.	9,692,982
296,800	L	Wells Fargo & Co.	11,138,904
6,700	L	Zions Bancorp.	259,290
			66,012,735
		Beverages: 2.2%
80,750		Anheuser-Busch Cos., Inc.	5,239,060
241,850		Coca-Cola Co.	12,789,028
95,900	@, L	Constellation Brands, Inc.	2,058,014
31,650	L	Molson Coors Brewing Co.	1,479,638
138,400		Pepsi Bottling Group, Inc.	4,037,128
			25,602,868
		Biotechnology: 1.4%
202,350	@	Amgen, Inc.	11,993,285
93,850	@	Biogen Idec, Inc.	4,719,717
			16,713,002
		Chemicals: 1.3%
6,300		CF Industries Holdings, Inc.	576,198
19,550		EI Du Pont de Nemours & Co.	787,865
41,100		Monsanto Co.	4,068,078
139,850		PPG Industries, Inc.	8,156,052
13,667		Rohm & Haas Co.	956,690
			14,544,883
		Commercial Services: 1.3%
70,600	@	Apollo Group, Inc. - Class A	4,186,580
274,150		H&R Block, Inc.	6,236,913
23,500		Robert Half International, Inc.	581,625
162,000		RR Donnelley & Sons Co.	3,973,860
			14,978,978
		Computers: 7.0%
98,650	@	Affiliated Computer Services, Inc.	4,994,650
43,000	@	Apple, Inc.	4,887,380
577,400	@	Dell, Inc.	9,515,552
319,800	@	EMC Corp.	3,824,808
596,168		Hewlett-Packard Co.	27,566,808
221,950		International Business Machines Corp.	25,959,272
103,000	@, L	Lexmark International, Inc.	3,354,710
33,550	@	Teradata Corp.	654,225
			80,757,405
		Cosmetics/Personal Care: 2.1%
356,992		Procter & Gamble Co.	24,878,772
			24,878,772

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Diversified Financial Services: 4.3%
90,800		Ameriprise Financial, Inc.	$3,468,560
129,750		Charles Schwab Corp.	3,373,500
415,600		Citigroup, Inc.	8,523,956
200		CME Group, Inc.	74,302
143,200		Discover Financial Services	1,979,024
57,800	L	Goldman Sachs Group, Inc.	7,398,400
42,000		Invesco Ltd.	881,160
213,900		Janus Capital Group, Inc.	5,193,492
330,200		JPMorgan Chase & Co.	15,420,340
56,250	L	NYSE Euronext	2,203,875
156,200	@, L	SLM Corp.	1,927,508
			50,444,117
		Electric: 3.1%
720,750	@	AES Corp.	8,425,568
193,300		American Electric Power Co., Inc.	7,157,899
40,600	L	Dominion Resources, Inc.	1,736,868
172,250	L	DTE Energy Co.	6,910,670
141,550		Edison International	5,647,845
93,400		Progress Energy, Inc.	4,028,342
63,350	L	Public Service Enterprise Group, Inc.	2,077,247
			35,984,439
		Electronics: 1.4%
118,350	@	Agilent Technologies, Inc.	3,510,261
19,300		Applied Biosystems, Inc.	661,025
207,250	L	Jabil Circuit, Inc.	1,977,165
41,200	@, L	Thermo Electron Corp.	2,266,000
154,398		Tyco Electronics Ltd.	4,270,649
63,760	@	Waters Corp.	3,709,557
			16,394,657
		Engineering & Construction: 0.2%
40,050		Fluor Corp.	2,230,785
			2,230,785
		Environmental Control: 0.0%
38,150	@	Allied Waste Industries, Inc.	423,847
			423,847
		Food: 1.1%
720,800		Sara Lee Corp.	9,103,704
92,150		Supervalu, Inc.	1,999,655
25,400		WM Wrigley Jr. Co.	2,016,760
			13,120,119
		Gas: 0.3%
195,850		Centerpoint Energy, Inc.	2,853,535
			2,853,535
		Hand/Machine Tools: 0.3%
58,800		Snap-On, Inc.	3,096,408
			3,096,408
		Healthcare - Products: 1.8%
110,750		Johnson & Johnson	7,672,760
117,050		Medtronic, Inc.	5,864,205
173,900	@	St. Jude Medical, Inc.	7,562,911
			21,099,876
		Healthcare - Services: 2.1%
71,700		Aetna, Inc.	2,589,087
279,750		Cigna Corp.	9,505,905
74,050	@, L	Laboratory Corp. of America Holdings	5,146,475
81,150		Quest Diagnostics	4,193,021
59,600	@	WellPoint, Inc.	2,787,492
			24,221,980
		Household Products/Wares: 1.0%
106,450	L	Avery Dennison Corp.	4,734,896
113,200		Clorox Co.	7,096,508
			11,831,404
		Insurance: 4.3%
129,650		Aflac, Inc.	7,616,938
139,500		American International Group, Inc.	464,535
117,400		AON Corp.	5,278,304
99,350		Assurant, Inc.	5,464,250
109,700		Chubb Corp.	6,022,530
79,800		Hartford Financial Services Group, Inc.	3,271,002
10,000	L	Metlife, Inc.	560,000
74,350		Progressive Corp.	1,293,690
36,500		Prudential Financial, Inc.	2,628,000
84,350		Torchmark Corp.	5,044,130
156,900		Travelers Cos., Inc.	7,091,880
225,050		UnumProvident Corp.	5,648,755
			50,384,014
		Internet: 0.5%
132,400	@, L	Expedia, Inc.	2,000,564
217,950	@	Symantec Corp.	4,267,461
			6,268,025

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Iron/Steel: 0.7%
47,100		AK Steel Holding Corp.	$1,220,832
128,650		Nucor Corp.	5,081,675
17,250	L	United States Steel Corp.	1,338,773
			7,641,280
		Machinery - Construction & Mining: 1.0%
161,900	L	Caterpillar, Inc.	9,649,240
76,700	@	Terex Corp.	2,340,884
			11,990,124
		Machinery - Diversified: 0.5%
52,600		Cummins, Inc.	2,256,377
64,600		Deere & Co.	3,197,700
			5,454,077
		Media: 1.4%
190,900	@, L	DIRECTV Group, Inc.	4,995,853
363,368		News Corp. - Class A	4,356,782
215,600		Walt Disney Co.	6,616,764
			15,969,399
		Mining: 0.5%
107,700		Freeport-McMoRan Copper & Gold, Inc.	6,122,745
			6,122,745
		Miscellaneous Manufacturing: 5.5%
145,400	L	Cooper Industries Ltd.	5,808,730
187,000		Dover Corp.	7,582,850
58,700	L	Eaton Corp.	3,297,766
1,121,792		General Electric Co.	28,605,681
110,850		Honeywell International, Inc.	4,605,818
182,850	L	Leggett & Platt, Inc.	3,984,302
104,075		Parker Hannifin Corp.	5,515,975
135,050		Textron, Inc.	3,954,264
			63,355,386
		Office/Business Equipment: 1.0%
205,000		Pitney Bowes, Inc.	6,818,300
454,800		Xerox Corp.	5,243,844
			12,062,144
		Oil & Gas: 13.4%
42,950		Anadarko Petroleum Corp.	2,083,505
85,950		Apache Corp.	8,962,866
394,778		Chevron Corp.	32,561,289
309,776		ConocoPhillips	22,691,092
80,150		Devon Energy Corp.	7,309,680
784,400		ExxonMobil Corp.	60,916,504
51,950		Hess Corp.	4,264,056
45,150		Murphy Oil Corp.	2,895,921
204,750		Occidental Petroleum Corp.	14,424,638
			156,109,551
		Oil & Gas Services: 0.6%
95,200	L	Baker Hughes, Inc.	5,763,408
34,550	@	National Oilwell Varco, Inc.	1,735,447
			7,498,855
		Packaging & Containers: 0.3%
100,550		Ball Corp.	3,970,720
			3,970,720
		Pharmaceuticals: 5.4%
44,450		AmerisourceBergen Corp.	1,673,543
135,850		Eli Lilly & Co.	5,981,476
97,300	@	Express Scripts, Inc.	7,182,686
165,150	@	Forest Laboratories, Inc.	4,670,442
74,450	@, L	King Pharmaceuticals, Inc.	713,231
436,550		Merck & Co., Inc.	13,777,518
364,750		Pfizer, Inc.	6,725,990
379,700		Schering-Plough Corp.	7,013,059
402,900		Wyeth	14,883,126
			62,621,071
		Pipelines: 0.3%
127,550		Spectra Energy Corp.	3,035,690
			3,035,690
		Retail: 6.9%
15,750		Abercrombie & Fitch Co.	621,338
42,400	@, L	Autozone, Inc.	5,229,616
151,950		Best Buy Co., Inc.	5,698,125
85,850	@, L	Big Lots, Inc.	2,389,206
24,400		CVS Caremark Corp.	821,304
151,000		Family Dollar Stores, Inc.	3,578,700
141,450	@, L	GameStop Corp.	4,839,005
243,950		Gap, Inc.	4,337,431
220,050	L	Limited Brands, Inc.	3,811,266
269,600		McDonald’s Corp.	16,634,320
124,600	L	RadioShack Corp.	2,153,088
226,950	L	TJX Cos., Inc.	6,926,514
379,700		Wal-Mart Stores, Inc.	22,740,233
			79,780,146
		Savings & Loans: 0.8%
512,850		Hudson City Bancorp., Inc.	9,462,083
21,200	L	Sovereign Bancorp., Inc.	83,740
			9,545,823

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Semiconductors: 2.6%
462,000		Intel Corp.	$8,653,260
83,600	L	KLA-Tencor Corp.	2,645,940
233,800		National Semiconductor Corp.	4,023,698
112,900	@, L	QLogic Corp.	1,734,144
582,800		Texas Instruments, Inc.	12,530,200
47,300	L	Xilinx, Inc.	1,109,185
			30,696,427
		Software: 4.0%
59,100	@, L	Autodesk, Inc.	1,982,805
175,300		Fidelity National Information Services, Inc.	3,236,038
169,500	@	Fiserv, Inc.	8,020,740
181,500		IMS Health, Inc.	3,432,165
662,800		Microsoft Corp.	17,690,132
585,650	@	Oracle Corp.	11,894,552
			46,256,432
		Telecommunications: 5.1%
553,007		AT&T, Inc.	15,439,955
71,400		CenturyTel, Inc.	2,616,810
959,350	@	Cisco Systems, Inc.	21,642,936
43,200		Corning, Inc.	675,648
74,850		Embarq Corp.	3,035,168
128,650	@, L	JDS Uniphase Corp.	1,088,379
298,050		Verizon Communications, Inc.	9,564,425
478,800		Windstream Corp.	5,238,072
			59,301,393
		Toys/Games/Hobbies: 0.4%
133,000	L	Hasbro, Inc.	4,617,760
			4,617,760
		Transportation: 0.3%
61,500	L	Ryder System, Inc.	3,813,000
			3,813,000
		Total Common Stock
		(Cost $1,274,152,392)	1,149,536,132
REAL ESTATE INVESTMENT TRUSTS: 0.4%
		Hotels: 0.4%
356,000		Host Hotels & Resorts, Inc.	4,731,240
		Total Real Estate Investment Trusts
		(Cost $4,687,594)	4,731,240
		Total Long-Term Investments
		(Cost $1,278,839,986)	1,154,267,372

SHORT-TERM INVESTMENTS: 8.2%
		Affiliated Mutual Fund: 0.3%
3,550,000		ING Institutional Prime Money Market Fund - Class I	3,550,000
		Total Mutual Fund
		(Cost $3,550,000)	3,550,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$5,520,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $5,520,153 to be received upon repurchase (Collateralized by $5,325,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $5,630,910, due 10/15/14)		$5,520,000
		Total Repurchase Agreement
		(Cost $5,520,000)		5,520,000
		Securities Lending Collateral(cc): 7.4%
88,220,026		Bank of New York Mellon Corp. Institutional Cash Reserves		86,812,323
		Total Securities Lending Collateral
		(Cost $88,220,026)		86,812,323
		Total Short-Term Investments
		(Cost $97,290,026)		95,882,323
		Total Investments in Securities
		(Cost $1,376,130,012)*	107.5%	$1,250,149,695
		Other Assets and Liabilities - Net	(7.5)	(87,604,121)
		Net Assets	100.0%	$1,162,545,574

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.

	*	Cost for federal income tax purposes is $1,405,929,981.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$25,187,529
		Gross Unrealized Depreciation		(180,967,815)
		Net Unrealized Depreciation		$(155,780,286)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$1,244,629,695	$(210,241)
Level 2- Other Significant Observable Inputs	5,520,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$1,250,149,695	$(210,241)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus LargeCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Index Plus LargeCap Portfolio Open Futures Contracts on September 30, 2008

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation
Long Contracts
S&P 500	43	12/18/08	$(210,241)
			$(210,241)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.0%
		Advertising: 0.1%
48,200		Harte-Hanks, Inc.	$499,834
			499,834
		Aerospace/Defense: 1.2%
71,000	@	Alliant Techsystems, Inc.	6,669,740
86,910	@	BE Aerospace, Inc.	1,375,785
19,778		DRS Technologies, Inc.	1,517,962
			9,563,487
		Apparel: 0.3%
60,210	@	Warnaco Group, Inc.	2,726,911
			2,726,911
		Auto Parts & Equipment: 1.0%
29,800		ArvinMeritor, Inc.	388,592
197,270		BorgWarner, Inc.	6,464,538
115,820	@	Lear Corp.	1,216,110
			8,069,240
		Banks: 3.8%
60,100		Bancorpsouth, Inc.	1,690,613
89,200		Bank of Hawaii Corp.	4,767,740
44,897		Cathay General Bancorp.	1,068,549
112,000		Commerce Bancshares, Inc.	5,196,800
78,429		Cullen/Frost Bankers, Inc.	4,705,740
121,100		FirstMerit Corp.	2,543,100
76,600	@	SVB Financial Group	4,436,672
78,200		Westamerica Bancorp.	4,498,846
37,950		Wilmington Trust Corp.	1,094,099
			30,002,159
		Beverages: 0.8%
52,710	@	Hansen Natural Corp.	1,594,478
230,298		PepsiAmericas, Inc.	4,771,775
			6,366,253
		Biotechnology: 1.6%
9,200	@	Charles River Laboratories International, Inc.	510,876
167,398	@	Invitrogen Corp.	6,327,644
52,500	@	PDL BioPharma, Inc.	488,775
18,700	@	United Therapeutics Corp.	1,966,679
100,400	@	Vertex Pharmaceuticals, Inc.	3,337,296
			12,631,270
		Chemicals: 3.4%
106,930		Airgas, Inc.	5,309,075
12,808		Albemarle Corp.	394,999
192,400		Chemtura Corp.	877,344
83,250		Cytec Industries, Inc.	3,239,258
126,639		Lubrizol Corp.	5,463,206
80,140		Minerals Technologies, Inc.	4,757,110
74,000		RPM International, Inc.	1,431,160
77,420		Terra Industries, Inc.	2,276,148
142,800		Valspar Corp.	3,183,012
			26,931,312
		Coal: 0.7%
111,150		Arch Coal, Inc.	3,655,724
54,200	@	Patriot Coal Corp.	1,574,510
			5,230,234
		Commercial Services: 5.8%
97,413	@	Alliance Data Systems Corp.	6,174,036
67,600	@	Avis Budget Group, Inc.	388,024
98,190	@	Career Education Corp.	1,605,407
19,600		Corporate Executive Board Co.	612,500
30,140		DeVry, Inc.	1,493,136
56,050	@	Gartner, Inc.	1,271,214
40,830		Global Payments, Inc.	1,831,634
50,108	@	ITT Educational Services, Inc.	4,054,238
101,400	@	Korn/Ferry International	1,806,948
70,700		Lender Processing Services, Inc.	2,157,764
122,906		Manpower, Inc.	5,304,623
197,452	@	MPS Group, Inc.	1,990,316
59,000	@	Navigant Consulting, Inc.	1,173,510
52,250		Pharmaceutical Product Development, Inc.	2,160,538
68,200	@	Quanta Services, Inc.	1,842,082
100,050	@	Rent-A-Center, Inc.	2,229,114
153,800	@	SAIC, Inc.	3,111,374
218,620		Service Corp. International	1,827,663
16,400		Sotheby’s	328,984
10,150		Strayer Education, Inc.	2,032,639
73,202	@	United Rentals, Inc.	1,115,598

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Commercial Services (continued)
167,810	@	Valassis Communications, Inc.	$1,453,235
			45,964,577
		Computers: 2.5%
275,950	@	Cadence Design Systems, Inc.	1,865,422
61,100		Diebold, Inc.	2,023,021
119,300		Imation Corp.	2,694,987
77,100	@	Mentor Graphics Corp.	875,085
203,700	@	NCR Corp.	4,491,585
46,578	@	SRA International, Inc.	1,054,060
123,115	@	Synopsys, Inc.	2,456,144
207,248	@	Western Digital Corp.	4,418,527
			19,878,831
		Distribution/Wholesale: 1.2%
40		Fastenal Co.	1,976
340,171	@	Ingram Micro, Inc.	5,466,548
130,850	@	Tech Data Corp.	3,905,873
			9,374,397
		Diversified Financial Services: 1.3%
25,900	@	Affiliated Managers Group, Inc.	2,145,815
34,900	@	AmeriCredit Corp.	353,537
70,990		Eaton Vance Corp.	2,500,978
168,065		Raymond James Financial, Inc.	5,542,784
			10,543,114
		Electric: 5.1%
271,400		DPL, Inc.	6,730,720
30,004		Great Plains Energy, Inc.	666,689
254,500		Hawaiian Electric Industries	7,408,495
268,443		MDU Resources Group, Inc.	7,784,831
206,678		Northeast Utilities	5,301,291
56,169		OGE Energy Corp.	1,734,499
106,502		Puget Energy, Inc.	2,843,603
205,380		SCANA Corp.	7,995,443
10,710		Wisconsin Energy Corp.	480,879
			40,946,450
		Electrical Components & Equipment: 1.3%
93,092	W	Ametek, Inc.	3,795,361
27,800	@	Energizer Holdings, Inc.	2,239,290
123,950		Hubbell, Inc.	4,344,448
			10,379,099
		Electronics: 2.9%
186,200	@	Arrow Electronics, Inc.	4,882,164
174,100	@	Avnet, Inc.	4,288,083
64,500	@	Flir Systems, Inc.	2,478,090
124,815		National Instruments Corp.	3,750,691
57,857	@	Thomas & Betts Corp.	2,260,473
37,400	@	Trimble Navigation Ltd.	967,164
48,228	@	Varian, Inc.	2,068,981
361,900	@	Vishay Intertechnology, Inc.	2,395,778
			23,091,424
		Engineering & Construction: 0.9%
90,400	@	Dycom Industries, Inc.	1,177,008
12,130		Granite Construction, Inc.	434,497
135,240		KBR, Inc.	2,065,115
79,100	@	Shaw Group, Inc.	2,430,743
38,370	@	URS Corp.	1,407,028
			7,514,391
		Entertainment: 0.7%
42,300	@	DreamWorks Animation SKG, Inc.	1,330,335
88,100		International Speedway Corp.	3,427,971
36,080	@	Scientific Games Corp.	830,562
			5,588,868
		Environmental Control: 0.6%
118,600		Republic Services, Inc.	3,555,628
19,600	@	Stericycle, Inc.	1,154,636
			4,710,264
		Food: 1.8%
64,150		Corn Products International, Inc.	2,070,762
28,684		Hormel Foods Corp.	1,040,656
88,700	@	Ralcorp Holdings, Inc.	5,979,267
132,365		Ruddick Corp.	4,295,244
53,400	@	Smithfield Foods, Inc.	847,992
			14,233,921
		Gas: 1.4%
112,630		Energen Corp.	5,099,886
148,650		National Fuel Gas Co.	6,270,057
			11,369,943
		Hand/Machine Tools: 0.6%
74,170		Lincoln Electric Holdings, Inc.	4,769,873
			4,769,873
		Healthcare - Products: 3.8%
208,560	@	Affymetrix, Inc.	1,614,254
202,762		Densply International, Inc.	7,611,685

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Products (continued)
54,989	@	Edwards Lifesciences Corp.	$3,176,165
76,216	@	Gen-Probe, Inc.	4,043,259
76,677	@	Henry Schein, Inc.	4,128,290
58,500		Hill-Rom Holdings, Inc.	1,773,135
167,256	@	Hologic, Inc.	3,233,058
63,610	@	Kinetic Concepts, Inc.	1,818,610
41,258	@	Techne Corp.	2,975,527
			30,373,983
		Healthcare - Services: 1.7%
65,600	@	Apria Healthcare Group, Inc.	1,196,544
6,700	@	Covance, Inc.	592,347
292,400	@	Health Management Associates, Inc.	1,216,384
98,550	@	Health Net, Inc.	2,325,780
20,900	@	Kindred Healthcare, Inc.	576,213
63,300	@	LifePoint Hospitals, Inc.	2,034,462
133,285	@	Lincare Holdings, Inc.	4,010,546
37,470	@	WellCare Health Plans, Inc.	1,348,920
			13,301,196
		Home Builders: 1.6%
85,790	@	Hovnanian Enterprises, Inc.	685,462
29,340		MDC Holdings, Inc.	1,073,551
7,830	@	NVR, Inc.	4,478,760
49,200		Ryland Group, Inc.	1,304,784
196,740	@	Toll Brothers, Inc.	4,963,750
			12,506,307
		Home Furnishings: 0.3%
215,650		Furniture Brands International, Inc.	2,268,638
			2,268,638
		Household Products/Wares: 0.6%
96,959		American Greetings Corp.	1,482,503
119,837		Tupperware Corp.	3,311,096
			4,793,599
		Insurance: 5.8%
157,636		American Financial Group, Inc.	4,650,262
124,906		Arthur J. Gallagher & Co.	3,205,088
70,669		Brown & Brown, Inc.	1,527,864
85,829		Everest Re Group Ltd.	7,426,783
40,300		First American Corp.	1,188,850
75,505		Hanover Insurance Group, Inc.	3,436,988
187,766		HCC Insurance Holdings, Inc.	5,069,682
124,440		Horace Mann Educators Corp.	1,601,543
50,300	@	Philadelphia Consolidated Holding Co.	2,946,071
123,387		Protective Life Corp.	3,517,763
96,714		Stancorp Financial Group, Inc.	5,029,128
48,287		Unitrin, Inc.	1,204,278
241,103		WR Berkley Corp.	5,677,976
			46,482,276
		Internet: 1.7%
117,850	@	Avocent Corp.	2,411,211
37,100	@	Digital River, Inc.	1,202,040
17,300	@	F5 Networks, Inc.	404,474
115,727	@	McAfee, Inc.	3,930,089
41,950	@	NetFlix, Inc.	1,295,416
46,200	@	Priceline.com, Inc.	3,161,466
101,050	@	Valueclick, Inc.	1,033,742
			13,438,438
		Investment Companies: 0.5%
246,546		Apollo Investment Corp.	4,203,609
			4,203,609
		Iron/Steel: 1.3%
54,600		Carpenter Technology Corp.	1,400,490
66,400		Cleveland-Cliffs, Inc.	3,515,216
92,650		Reliance Steel & Aluminum Co.	3,517,921
121,376		Steel Dynamics, Inc.	2,074,316
			10,507,943
		Leisure Time: 0.3%
172,960		Callaway Golf Co.	2,433,547
			2,433,547
		Machinery - Construction & Mining: 0.5%
94,230		Joy Global, Inc.	4,253,542
			4,253,542
		Machinery - Diversified: 3.6%
111,650	@	AGCO Corp.	4,757,407
73,220		Flowserve Corp.	6,499,739
41,600		Graco, Inc.	1,481,376
75,930		IDEX Corp.	2,355,349
49,900		Nordson Corp.	2,450,589
87,420		Roper Industries, Inc.	4,979,443
73,900		Wabtec Corp.	3,785,897
96,490	@	Zebra Technologies Corp.	2,687,247
			28,997,047

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Media: 0.7%
38,000		Factset Research Systems, Inc.	$1,985,500
75,100		Media General, Inc.	933,493
99,350		Scholastic Corp.	2,551,308
			5,470,301
		Metal Fabricate/Hardware: 0.5%
45,350		Commercial Metals Co.	765,962
29,900		Timken Co.	847,665
168,340		Worthington Industries	2,515,000
			4,128,627
		Miscellaneous Manufacturing: 4.2%
166,947		Aptargroup, Inc.	6,529,297
74,500		Brink’s Co.	4,545,990
145,494		Crane Co.	4,322,627
27,750		Donaldson Co., Inc.	1,163,003
66,200		Federal Signal Corp.	906,940
57,050		Harsco Corp.	2,121,690
83,870		Matthews International Corp. - Class A	4,255,564
130,198		Pentair, Inc.	4,500,945
63,490		SPX Corp.	4,888,730
9,961		Teleflex, Inc.	632,424
			33,867,210
		Office Furnishings: 0.8%
124,232		Herman Miller, Inc.	3,039,957
133,137		HNI, Corp.	3,373,692
			6,413,649
		Oil & Gas: 4.3%
138,600		Cimarex Energy Co.	6,778,926
101,580	@	Denbury Resources, Inc.	1,934,083
105,150	@	Encore Acquisition Co.	4,393,167
44,740		Equitable Resources, Inc.	1,641,063
75,650	@	Forest Oil Corp.	3,752,240
50,270		Frontier Oil Corp.	925,973
81,062		Helmerich & Payne, Inc.	3,501,068
62,340	@	Newfield Exploration Co.	1,994,257
86,100		Patterson-UTI Energy, Inc.	1,723,722
128,255	@	Plains Exploration & Production Co.	4,509,446
80,950	@	Pride International, Inc.	2,396,930
21,540	@	Quicksilver Resources, Inc.	422,830
			33,973,705
		Oil & Gas Services: 1.2%
62,000	@	FMC Technologies, Inc.	2,886,100
148,400	@	Helix Energy Solutions Group, Inc.	3,603,152
46,700	@	Oceaneering International, Inc.	2,490,044
22,670	@	Superior Energy Services	705,944
			9,685,240
		Packaging & Containers: 0.6%
29,100		Greif, Inc.	1,909,542
10		Packaging Corp. of America	232
110,348		Sonoco Products Co.	3,275,129
			5,184,903
		Pharmaceuticals: 2.7%
68,461	@	Cephalon, Inc.	5,305,043
136,090	@	Endo Pharmaceuticals Holdings, Inc.	2,721,800
152,450		Medicis Pharmaceutical Corp.	2,273,030
17,640	@	NBTY, Inc.	520,733
112,350		Omnicare, Inc.	3,232,310
35,150		Perrigo Co.	1,351,869
106,610	@	Sepracor, Inc.	1,952,029
82,500	@	Valeant Pharmaceuticals International	1,688,775
83,665	@	VCA Antech, Inc.	2,465,608
			21,511,197
		Pipelines: 0.5%
107,930		Oneok, Inc.	3,712,792
			3,712,792
		Real Estate: 0.1%
27,380		Jones Lang LaSalle, Inc.	1,190,482
			1,190,482
		Retail: 6.8%
102,500		Advance Auto Parts, Inc.	4,065,150
74,125	@	Aeropostale, Inc.	2,380,154
88,606		American Eagle Outfitters	1,351,242
49,200	@	AnnTaylor Stores Corp.	1,015,488
62,110		Barnes & Noble, Inc.	1,619,829
114,840	@	BJ’s Wholesale Club, Inc.	4,462,682
227,300		Borders Group, Inc.	1,491,088
20,060	@	Chipotle Mexican Grill, Inc.	1,113,129
225,200	@	Collective Brands, Inc.	4,123,412
53,880	@	Copart, Inc.	2,047,440
136,642	@	Dollar Tree, Inc.	4,968,303
205,700		Foot Locker, Inc.	3,324,112
38,690		Guess ?, Inc.	1,346,025
53,860	@	Hanesbrands, Inc.	1,171,455

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Retail: (continued)
41,300	@	J Crew Group, Inc.	$1,179,941
8,600		MSC Industrial Direct Co.	396,202
69,270		Phillips-Van Heusen	2,626,026
99,290		Regis Corp.	2,730,475
173,258		Ross Stores, Inc.	6,377,627
358,000	@	Triarc Companies, Inc.	1,883,080
155,240	@	Urban Outfitters, Inc.	4,947,499
			54,620,359
		Savings & Loans: 1.7%
205,467		Astoria Financial Corp.	4,259,331
283,371		First Niagara Financial Group, Inc.	4,463,093
268,800		New York Community Bancorp., Inc.	4,513,152
			13,235,576
		Semiconductors: 1.5%
38,600	@	Cree, Inc.	879,308
122,700	@	Integrated Device Technology, Inc.	954,606
66,520	@	International Rectifier Corp.	1,265,210
39,460		Intersil Corp.	654,247
175,043	@	Lam Research Corp.	5,512,104
54,120	@	Macrovision Solutions Corp.	832,366
47,800	@	Silicon Laboratories, Inc.	1,467,460
			11,565,301
		Software: 3.4%
63,600	@	ACI Worldwide, Inc.	1,114,272
94,050		Acxiom Corp.	1,179,387
59,700	@	Ansys, Inc.	2,260,839
182,850		Broadridge Financial Solutions ADR	2,814,062
17,800	@	Cerner Corp.	794,592
63,033		Dun & Bradstreet Corp.	5,947,794
50,700		Fair Isaac Corp.	1,168,635
100,150	@	Metavante Technologies, inc.	1,928,889
137,800	@	Parametric Technology Corp.	2,535,520
131,800		SEI Investments Co.	2,925,960
136,515	@	Sybase, Inc.	4,180,089
			26,850,039
		Telecommunications: 1.9%
335,769	@	3Com Corp.	782,342
61,950	@	ADC Telecommunications, Inc.	523,478
97,536	@	Cincinnati Bell, Inc.	301,386
82,628	@	CommScope, Inc.	2,862,234
141,400	@	Foundry Networks, Inc.	2,574,894
14		Harris Corp.	647
122,130	@	NeuStar, Inc.	2,429,166
63,920		Plantronics, Inc.	1,439,478
115,100		Telephone & Data Systems, Inc.	4,114,825
			15,028,450
		Textiles: 0.2%
25,122	@	Mohawk Industries, Inc.	1,692,972
			1,692,972
		Transportation: 2.0%
130,900		Alexander & Baldwin, Inc.	5,763,527
12,700	@	Kansas City Southern	563,372
31,500		Overseas Shipholding Group	1,836,765
86,580		Tidewater, Inc.	4,793,069
120,600		Werner Enterprises, Inc.	2,618,226
			15,574,959
		Trucking & Leasing: 0.2%
36,700		GATX Corp.	1,452,219
			1,452,219
		Total Common Stock
		(Cost $848,898,244)	749,103,958
REAL ESTATE INVESTMENT TRUSTS: 4.7%
		Apartments: 0.3%
21,100		Essex Property Trust, Inc.	2,496,763
			2,496,763
		Diversified: 0.1%
29,600		Liberty Property Trust	1,114,440
			1,114,440
		Health Care: 0.5%
82,000		Health Care Real Estate Investment Trust, Inc.	4,364,860
			4,364,860
		Hotels: 0.4%
149,430		Hospitality Properties Trust	3,066,304
			3,066,304
		Office Property: 0.9%
90,800		Highwoods Properties, Inc.	3,228,848
106,100		Mack-Cali Realty Corp.	3,593,607
			6,822,455
		Regional Malls: 0.7%
87,660		Macerich Co.	5,579,559
			5,579,559

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares		Value
	Shopping Centers: 1.1%
25,000	Federal Realty Investment Trust	$2,140,000
25,050	Regency Centers Corp.	1,670,585
138,300	Weingarten Realty Investors	4,933,161
		8,743,746
	Warehouse/Industrial: 0.7%
123,720	AMB Property Corp.	5,604,516
		5,604,516
	Total Real Estate Investment Trusts
	(Cost $42,025,450)	37,792,643

	Total Long-Term Investments
	(Cost $890,923,694)	786,896,601
SHORT-TERM INVESTMENTS: 1.3%
	Affiliated Mutual Fund: 0.8%
6,750,000	ING Institutional Prime Money Market Fund - Class I	6,750,000

	Total Mutual Fund
	(Cost $6,750,000)	6,750,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$3,818,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $3,818,106 to be received upon repurchase (Collateralized by $3,683,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $3,894,581, due 10/15/14)		$3,818,000
		Total Repurchase Agreement
		(Cost $3,818,000)		3,818,000
		Total Short-Term Investments
		(Cost $10,568,000)		10,568,000
		Total Investments in Securities
		(Cost $901,491,694)*	100.0%	$797,464,601
		Other Assets and Liabilities - Net	(0.0)	(71,944)
		Net Assets	100.0%	$797,392,657

	@	Non-income producing security
	ADR	American Depositary Receipt
	W	Settlement is on a when-issued or delayed-delivery basis with final maturity to be announced in the future.

	*	Cost for federal income tax purposes is $914,016,415.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$17,149,879
		Gross Unrealized Depreciation		(133,701,693)
		Net Unrealized Depreciation		$(116,551,814)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$793,646,601	$(592,550)
Level 2- Other Significant Observable Inputs	3,818,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$797,464,601	$(592,550)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus MidCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Index Plus MidCap Portfolio Open Futures Contracts on September 30, 2008

	Number		Unrealized
Contract Description	of Contracts	Expiration Date	Depreciation
Long Contracts
S&P MidCap 400 Index	37	12/18/08	$(592,550)
			$(592,550)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 94.2%
		Advertising: 0.0%
7,118	@, L	inVentiv Health, Inc.	$125,704
			125,704
		Aerospace/Defense: 1.8%
27,713		Cubic Corp.	681,463
17,900		Curtiss-Wright Corp.	813,555
43,650	@	Esterline Technologies Corp.	1,728,104
8,750	@	Moog, Inc.	375,200
45,200	@	Orbital Sciences Corp.	1,083,444
56,790	@	Teledyne Technologies, Inc.	3,246,116
			7,927,882
		Agriculture: 0.3%
92,300	@	Alliance One International, Inc.	350,740
21,880		Andersons, Inc.	770,614
			1,121,354
		Airlines: 0.5%
124,139		Skywest, Inc.	1,983,741
			1,983,741
		Apparel: 1.9%
45,930	@, L	CROCS, Inc.	164,429
18,740	@, L	Deckers Outdoor Corp.	1,950,459
113,940	@, L	Iconix Brand Group, Inc.	1,490,335
16,090		Oxford Industries, Inc.	415,605
28,760	@, L	Perry Ellis International, Inc.	428,812
29,750	@	Quiksilver, Inc.	170,765
35,042	@	Skechers USA, Inc.	589,757
17,900	@, L	True Religion Apparel, Inc.	462,715
28,550	@, L	Volcom, Inc.	493,344
81,218		Wolverine World Wide, Inc.	2,149,028
			8,315,249
		Auto Parts & Equipment: 0.2%
36,820		Superior Industries International	705,471
			705,471
		Banks: 7.9%
159,510	L	Bank Mutual Corp.	1,810,439
129,100	L	Cascade Bancorp.	1,147,699
40,705	L	Central Pacific Financial Corp.	684,251
85,720	L	Community Bank System, Inc.	2,155,858
31,750	L	Corus Bankshares, Inc.	128,588
78,123	L	East-West Bancorp., Inc.	1,070,285
25,900		First Financial Bankshares, Inc.	1,343,692
107,790		First Midwest Bancorp., Inc.	2,612,830
90,803	L	Frontier Financial Corp.	1,219,484
97,780	L	Glacier Bancorp., Inc.	2,422,011
4,400	L	Hancock Holding Co.	224,400
187,788	L	Hanmi Financial Corp.	948,329
19,220		Nara Bancorp., Inc.	215,264
170,570	L	National Penn Bancshares, Inc.	2,490,322
47,190	L	Prosperity Bancshares, Inc.	1,603,988
42,270	L	Provident Bankshares Corp.	410,442
21,110	@	Signature Bank	736,317
33,760	L	Sterling Bancorp.	488,170
92,300	L	Sterling Bancshares, Inc.	964,535
11,670	L	Susquehanna Bancshares, Inc.	227,798
99,420	L	Trustco Bank Corp.	1,164,208
159,609		UCBH Holdings, Inc.	1,023,094
36,670	L	UMB Financial Corp.	1,925,908
16,718	L	United Community Banks, Inc.	221,681
122,995	L	Whitney Holding Corp.	2,982,629
86,660		Wilshire Bancorp., Inc.	1,054,652
83,340	L	Wintrust Financial Corp.	2,446,029
			33,722,903
		Beverages: 0.3%
9,070	@	Boston Beer Co., Inc.	430,734
16,500	@, L	Green Mountain Coffee Roasters, Inc.	649,110
8,600	@, L	Peet’s Coffee & Tea, Inc.	240,112
			1,319,956
		Biotechnology: 0.9%
55,900	@, L	Cubist Pharmaceuticals, Inc.	1,242,657
18,970	@, L	Enzo Biochem, Inc.	208,291
33,700	@, L	Martek Biosciences Corp.	1,058,854
59,440	@	Regeneron Pharmaceuticals, Inc.	1,297,575
			3,807,377
		Building Materials: 2.0%
37,710	L	Apogee Enterprises, Inc.	566,781
45,010	@, L	Drew Industries, Inc.	770,121
88,849		Gibraltar Industries, Inc.	1,662,365

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Building Materials (continued)
55,922		Lennox International, Inc.	$1,860,525
54,040	@, L	NCI Building Systems, Inc.	1,715,770
35,018		Quanex Building Products Corp.	533,674
10,930	L	Texas Industries, Inc.	446,600
35,002	L	Universal Forest Products, Inc.	1,221,920
			8,777,756
		Chemicals: 1.7%
75,066		HB Fuller Co.	1,566,627
22,130	L	NewMarket Corp.	1,163,153
28,480	@, L	OM Group, Inc.	640,800
55,400	@	PolyOne Corp.	357,330
50,045		Quaker Chemical Corp.	1,424,281
84,120		Schulman A, Inc.	1,663,894
19,180		Zep, Inc.	338,335
			7,154,420
		Commercial Services: 4.7%
65,540	L	Aaron Rents, Inc.	1,774,168
7,610	L	Administaff, Inc.	207,144
30,230	@, L	AMN Healthcare Services, Inc.	531,141
42,830		Arbitron, Inc.	1,914,073
12,490	@, L	Bankrate, Inc.	485,986
99,855		Bowne & Co., Inc.	1,153,325
24,180	L	CDI Corp.	539,939
18,184	L	Chemed Corp.	746,635
14,346	@	Consolidated Graphics, Inc.	435,114
87,190	@, L	Cross Country Healthcare, Inc.	1,420,325
32,192	L	Heidrick & Struggles International, Inc.	970,589
61,210		Hillenbrand, Inc.	1,233,994
8,351	@, L	Kendle International, Inc.	373,373
7,600		Landauer, Inc.	552,900
34,682	@, L	Live Nation, Inc.	564,276
23,870	L	MAXIMUS, Inc.	879,371
98,400	@	On Assignment, Inc.	775,392
10,490	@	Parexel International Corp.	300,643
11,670	@, L	Pharmanet Development Group	84,257
16,366	@, L	Pre-Paid Legal Services, Inc.	675,261
38,800	@	Ticketmaster	416,324
51,830	@, L	TrueBlue, Inc.	837,573
27,105	@, L	Volt Information Sciences, Inc.	243,403
61,496		Watson Wyatt Worldwide, Inc.	3,058,196
			20,173,402
		Computers: 3.2%
47,521	@	CACI International, Inc.	2,380,802
70,944	@	Ciber, Inc.	495,899
85,500	@, L	Hutchinson Technology, Inc.	990,090
112,080	@, L	Insight Enterprises, Inc.	1,502,993
60,500	@, L	Manhattan Associates, Inc.	1,351,570
117,378	@	Micros Systems, Inc.	3,129,297
27,270	L	MTS Systems Corp.	1,148,067
45,330	@, L	Radiant Systems, Inc.	393,918
109,170	@, L	Radisys Corp.	938,862
12,010	@	SI International, Inc.	360,901
11,600	@	SYKES Enterprises, Inc.	254,736
31,995	@, L	Synaptics, Inc.	966,889
			13,914,024
		Cosmetics/Personal Care: 0.3%
17,560	@, L	Chattem, Inc.	1,372,841
			1,372,841
		Distribution/Wholesale: 3.4%
105,050	@, L	Brightpoint, Inc.	756,360
78,620	@, L	Fossil, Inc.	2,219,443
162,240	@	LKQ Corp.	2,753,213
69,870		Owens & Minor, Inc.	3,388,695
12,930	@	Scansource, Inc.	372,255
49,860	@, L	School Specialty, Inc.	1,555,133
50,010	@	United Stationers, Inc.	2,391,978
25,180	L	Watsco, Inc.	1,266,050
			14,703,127
		Diversified Financial Services: 2.7%
64,390	L	Financial Federal Corp.	1,475,819
17,200	L	Greenhill & Co., Inc.	1,268,500
79,251	@	Investment Technology Group, Inc.	2,411,608
51,805	@, L	LaBranche & Co., Inc.	233,123
74,400		National Financial Partners Corp.	1,116,000
42,490		OptionsXpress Holdings, Inc.	825,156
22,880	@, L	Portfolio Recovery Associates, Inc.	1,112,654
21,900	@, L	Stifel Financial Corp.	1,092,810
62,705	L	SWS Group, Inc.	1,264,133
36,700	@, L	TradeStation Group, Inc.	343,145
17,273	@, L	World Acceptance, Corp.	621,828
			11,764,776
		Electric: 0.9%
59,480		Avista Corp.	1,291,311

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electric (continued)
8,900		Cleco Corp.	$224,725
111,190	@	El Paso Electric Co.	2,334,990
			3,851,026
		Electrical Components & Equipment: 0.3%
29,710		Belden CDT, Inc.	944,481
16,546	@	Littelfuse, Inc.	491,913
			1,436,394
		Electronics: 5.1%
3,860		Analogic Corp.	192,074
140,680	@, L	Benchmark Electronics, Inc.	1,980,774
86,230		Brady Corp.	3,042,194
37,750	@, L	Checkpoint Systems, Inc.	710,455
137,254		CTS Corp.	1,754,106
47,567	@, L	Cymer, Inc.	1,204,872
21,500	L	Daktronics, Inc.	358,190
36,861	@, L	Dionex Corp.	2,342,517
34,710	@, L	Faro Technologies, Inc.	707,043
8,600	@, L	II-VI, Inc.	332,476
23,098	@, L	Itron, Inc.	2,044,866
57,290	@, L	LoJack Corp.	383,270
80,943		Methode Electronics, Inc.	723,630
33,670	@	Plexus Corp.	696,969
49,200	@	Rogers Corp.	1,819,416
70,340		Technitrol, Inc.	1,040,329
92,975	@, L	TTM Technologies, Inc.	922,312
31,200	L	Watts Water Technologies, Inc.	853,320
26,482		Woodward Governor Co.	934,020
			22,042,833
		Engineering & Construction: 0.7%
108,242	@	EMCOR Group, Inc.	2,848,929
			2,848,929
		Entertainment: 0.1%
48,970	@	Shuffle Master, Inc.	249,257
			249,257
		Environmental Control: 0.9%
132,100	@	Darling International, Inc.	1,467,631
9,000	@, L	Tetra Tech, Inc.	216,540
62,900	@	Waste Connections, Inc.	2,157,470
			3,841,641
		Food: 1.4%
61,509		Flowers Foods, Inc.	1,805,904
69,068	@, L	Hain Celestial Group, Inc.	1,901,442
17,190	L	Nash Finch Co.	741,233
45,084	@, L	TreeHouse Foods, Inc.	1,338,995
13,300	@, L	United Natural Foods, Inc.	332,367
			6,119,941
		Forest Products & Paper: 0.2%
86,587	@	Buckeye Technologies, Inc.	709,148
			709,148
		Gas: 4.0%
136,781		Atmos Energy Corp.	3,641,110
6,575		New Jersey Resources Corp.	235,977
72,800		Piedmont Natural Gas Co.	2,326,688
69,090		South Jersey Industries, Inc.	2,466,513
101,370		Southern Union Co.	2,093,291
83,800		Southwest Gas Corp.	2,535,788
141,078		UGI Corp.	3,636,983
			16,936,350
		Hand/Machine Tools: 1.0%
55,030	L	Baldor Electric Co.	1,585,414
59,690		Regal-Beloit Corp.	2,538,019
			4,123,433
		Healthcare - Products: 3.1%
71,700	@, L	American Medical Systems Holdings, Inc.	1,273,392
20,080	@, L	Arthrocare Corp.	556,618
21,420	L	Cooper Cos., Inc.	744,559
33,390	@, L	Cyberonics	567,630
3,700	@, L	Haemonetics Corp.	228,364
28,575	@, L	ICU Medical, Inc.	868,966
61,185	@	Immucor, Inc.	1,955,473
54,150		Invacare Corp.	1,307,181
40,620	@	Kensey Nash Corp.	1,277,905
25,610	L	Mentor Corp.	611,055
8,410		Meridian Bioscience, Inc.	244,226
68,000	@	Merit Medical Systems, Inc.	1,276,360
73,900	@, L	PSS World Medical, Inc.	1,441,050
5,280	@, L	SurModics, Inc.	166,267
7,550	L	Vital Signs, Inc.	557,945
4,360		West Pharmaceutical Services, Inc.	212,855
			13,289,846
		Healthcare - Services: 3.1%
20,481	@, L	Amedisys, Inc.	996,810
73,855	@	AMERIGROUP Corp.	1,864,100

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Healthcare - Services (continued)
32,938	@, L	Amsurg Corp.	$838,931
51,076	@, L	Centene Corp.	1,047,569
67,270	@, L	Healthspring, Inc.	1,423,433
63,010	@, L	Healthways, Inc.	1,016,351
6,300	@	Magellan Health Services, Inc.	258,678
31,330	@, L	Molina Healthcare, Inc.	971,230
71,393	@	Pediatrix Medical Group, Inc.	3,849,511
56,960	@	Res-Care, Inc.	1,033,254
			13,299,867
		Home Builders: 0.5%
53,800	@, L	Champion Enterprises, Inc.	298,590
36,700	L	M/I Homes, Inc.	836,026
35,400	@, L	Meritage Homes Corp.	874,380
			2,008,996
		Home Furnishings: 0.2%
23,849	L	Ethan Allen Interiors, Inc.	668,249
15,380	@	Universal Electronics, Inc.	384,192
			1,052,441
		Household Products/Wares: 0.1%
49,950	@, L	Central Garden & Pet Co.	297,203
			297,203
		Housewares: 0.7%
69,220	L	Toro Co.	2,858,786
			2,858,786
		Insurance: 3.7%
77,405		Delphi Financial Group	2,170,436
34,500		Hilb Rogal & Hobbs Co.	1,612,530
33,270	@, L	Navigators Group, Inc.	1,929,660
30,092	@	ProAssurance Corp.	1,685,152
41,321		RLI Corp.	2,565,621
40,440		Safety Insurance Group, Inc.	1,533,889
103,448	L	Selective Insurance Group	2,371,028
31,160		Tower Group, Inc.	734,130
30,300		United Fire & Casualty Co.	866,277
14,925		Zenith National Insurance Corp.	546,852
			16,015,575
		Internet: 2.2%
42,510	@, L	Blue Coat Systems, Inc.	603,217
12,200	@, L	Blue Nile, Inc.	523,014
47,760	@, L	Cybersource Corp.	769,414
39,230	@, L	DealerTrack Holdings, Inc.	660,633
84,080	@	j2 Global Communications, Inc.	1,963,268
18,080	@, L	Knot, Inc.	150,968
32,000	L	Nutri/System, Inc.	567,040
67,240	@, L	Perficient, Inc.	446,474
49,301	@, L	Secure Computing Corp.	270,169
68,025	@, L	Stamps.com, Inc.	793,852
74,622	L	United Online, Inc.	702,193
84,160	@	Websense, Inc.	1,880,976
			9,331,218
		Iron/Steel: 0.1%
19,000		Olympic Steel, Inc.	560,310
			560,310
		Leisure Time: 1.0%
60,338	L	Polaris Industries, Inc.	2,744,776
50,060	@, L	WMS Industries, Inc.	1,530,334
			4,275,110
		Machinery - Diversified: 1.4%
52,892		Applied Industrial Technologies, Inc.	1,424,382
54,000	L	Cognex Corp.	1,088,640
68,721	@	Gardner Denver, Inc.	2,385,993
10	L	Lindsay Manufacturing Co.	728
34,022		Robbins & Myers, Inc.	1,052,300
			5,952,043
		Media: 0.1%
66,433	L	EW Scripps Co.	469,681
			469,681
		Metal Fabricate/Hardware: 0.7%
22,895	L	AM Castle & Co.	395,626
4,300	L	Kaydon Corp.	193,758
5,581		Lawson Products	154,315
72,710		Mueller Industries, Inc.	1,673,057
7,540		Valmont Industries, Inc.	623,483
			3,040,239
		Mining: 0.3%
17,460	L	Amcol International Corp.	545,800
8,740	@, L	Brush Engineered Materials, Inc.	162,302
16,740	@, L	Century Aluminum Co.	463,531
9,750	@, L	RTI International Metals, Inc.	190,710
			1,362,343
		Miscellaneous Manufacturing: 3.1%
68,775	L	Acuity Brands, Inc.	2,872,044
40,699		AO Smith Corp.	1,594,994

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Miscellaneous Manufacturing (continued)
38,030	L	Barnes Group, Inc.	$768,967
42,795	@, L	Ceradyne, Inc.	1,568,865
17,740	L	Clarcor, Inc.	673,233
53,874	@, L	EnPro Industries, Inc.	2,001,958
103,740	@, L	Griffon Corp.	935,735
27,300	@, L	John Bean Technologies Corp.	345,618
16,980	@, L	Lydall, Inc.	163,517
59,300		Movado Group, Inc.	1,325,355
23,290		Myers Industries, Inc.	293,687
35,400		Tredegar Corp.	629,766
			13,173,739
		Oil & Gas: 3.7%
86,420	@	Atwood Oceanics, Inc.	3,145,688
16,930	L	Penn Virginia Corp.	904,739
4,540	@	Petroleum Development Corp.	201,440
66,420	@, L	Petroquest Energy, Inc.	1,019,547
54,970	@	Pioneer Drilling Co.	731,101
73,580	L	St. Mary Land & Exploration Co.	2,623,127
49,490	@	Stone Energy Corp.	2,094,912
49,023	@, L	Swift Energy Co.	1,896,700
62,005	@	Unit Corp.	3,089,089
			15,706,343
		Oil & Gas Services: 1.6%
22,640	@, L	Basic Energy Services, Inc.	482,232
16,560	L	Gulf Island Fabrication, Inc.	570,823
20,690	@, L	Hornbeck Offshore Services, Inc.	799,048
88,090	@, L	ION Geophysical Corp.	1,249,997
25,323		Lufkin Industries, Inc.	2,009,380
22,734	@, L	SEACOR Holdings, Inc.	1,794,849
			6,906,329
		Packaging & Containers: 0.6%
68,675		Rock-Tenn Co.	2,745,627
			2,745,627
		Pharmaceuticals: 1.6%
25,590	@, L	Alpharma, Inc.	944,015
34,480	@	HealthExtras, Inc.	900,618
28,840	@, L	Noven Pharmaceuticals, Inc.	336,851
31,300	@, L	Par Pharmaceutical Cos., Inc.	384,677
28,800	@, L	PharMerica Corp.	647,712
132,830	@, L	Salix Pharmaceuticals Ltd.	851,440
12,730	@, L	Savient Pharmaceuticals, Inc.	189,804
29,960	@, L	Sciele Pharma, Inc.	922,468
51,310	@, L	Theragenics Corp.	160,087
105,320	@, L	Viropharma, Inc.	1,381,798
			6,719,470
		Real Estate: 0.1%
32,660	@	Forestar Real Estate Group, Inc.	481,735
			481,735
		Retail: 7.4%
14,712		Brown Shoe Co., Inc.	240,983
28,200		Buckle, Inc.	1,566,228
24,080	@, L	Buffalo Wild Wings, Inc.	968,979
16,838		Casey’s General Stores, Inc.	508,002
44,970		Cash America International, Inc.	1,620,719
83,516	L	Cato Corp.	1,465,706
51,080	@, L	CEC Entertainment, Inc.	1,695,856
72,270	@, L	Charlotte Russe Holding, Inc.	740,768
9,100	@, L	Childrens Place Retail Stores, Inc.	303,485
149,560	L	Christopher & Banks Corp.	1,147,125
85,280	@, L	Dress Barn, Inc.	1,303,931
53,470		Finish Line	534,165
58,970	@, L	First Cash Financial Services, Inc.	884,550
30,100	@, L	Genesco, Inc.	1,007,748
44,909	@	Gymboree Corp.	1,594,270
20,930	L	Haverty Furniture Cos., Inc.	239,439
27,200	@, L	Hibbett Sporting Goods, Inc.	544,544
55,200	@, L	HOT Topic, Inc.	364,872
8,722	@, L	Jack in the Box, Inc.	184,034
32,970	@, L	Jo-Ann Stores, Inc.	691,711
54,460	@, L	JoS. A Bank Clothiers, Inc.	1,829,856
11,719	L	Landry’s Restaurants, Inc.	182,230
21,470	L	Longs Drug Stores Corp.	1,623,991
54,738	@, L	Panera Bread Co.	2,786,164
57,640	@, L	PetMed Express, Inc.	904,948
55,040	@, L	PF Chang’s China Bistro, Inc.	1,295,642
26,110	@, L	Red Robin Gourmet Burgers, Inc.	699,748
53,476	@, L	Sonic Corp.	779,145
33,820	@, L	Texas Roadhouse, Inc.	304,042
42,980	@, L	Tractor Supply Co.	1,807,309
39,032	@, L	Tween Brands, Inc.	382,123
38,840		World Fuel Services Corp.	894,485
33,180	@, L	Zumiez, Inc.	546,806
			31,643,604

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Savings & Loans: 0.8%
82,880	L	Anchor Bancorp. Wisconsin, Inc.	$609,168
71,980		Brookline Bancorp., Inc.	920,624
108,770		Dime Community Bancshares	1,655,479
40,160	@, L	Guaranty Financial Group, Inc.	158,632
			3,343,903
		Semiconductors: 3.3%
26,720	@	ATMI, Inc.	480,426
94,690	@	Axcelis Technologies, Inc.	160,973
32,320	@	Brooks Automation, Inc.	270,195
54,720	@, L	Cabot Microelectronics Corp.	1,755,418
58,402		Cohu, Inc.	923,920
150,700	@	Cypress Semiconductor Corp.	786,654
19,920	@, L	Diodes, Inc.	367,524
146,790	@, L	DSP Group, Inc.	1,122,944
77,600	@, L	Kulicke & Soffa Industries, Inc.	349,976
22,230	@, L	Microsemi Corp.	566,420
79,060	@	MKS Instruments, Inc.	1,574,085
15,111	@, L	Pericom Semiconductor Corp.	158,666
158,830	@, L	Skyworks Solutions, Inc.	1,327,819
51,650	@	Standard Microsystems Corp.	1,290,217
7,080	@, L	Supertex, Inc.	199,373
141,300	@, L	Triquint Semiconductor, Inc.	676,827
31,200	@, L	Ultratech, Inc.	377,520
66,260	@	Varian Semiconductor Equipment Associates, Inc.	1,664,451
12,900	@, L	Veeco Instruments, Inc.	191,049
			14,244,457
		Software: 3.7%
34,800	@, L	Avid Technology, Inc.	837,288
22,100		Blackbaud, Inc.	407,745
14,420	@, L	Concur Technologies, Inc.	551,709
13,000	@	CSG Systems International	227,890
102,300	@, L	Digi International, Inc.	1,043,460
35,100	@, L	Eclipsys Corp.	735,345
189,900	@, L	Epicor Software Corp.	1,498,311
116,080	@	Informatica Corp.	1,507,879
32,678	@, L	JDA Software Group, Inc.	497,032
17,938	@	Mantech International Corp.	1,063,544
58,830	@, L	Omnicell, Inc.	773,615
20,820	@, L	Phase Forward, Inc.	435,346
33,480	@	Phoenix Technologies Ltd.	267,505
85,069	@	Progress Software Corp.	2,210,943
29,630	@, L	Smith Micro Software, Inc.	210,373
24,361	@, L	SPSS, Inc.	715,239
48,500	@, L	SYNNEX Corp.	1,083,490
79,410	@	Take-Two Interactive Software, Inc.	1,302,324
28,740	@, L	Tyler Technologies, Inc.	435,986
			15,805,024
		Telecommunications: 1.9%
177,200	@	Adaptec, Inc.	581,216
38,700	@, L	Anixter International, Inc.	2,303,037
113,623	@, L	Arris Group, Inc.	878,306
20,690		Black Box Corp.	714,426
8,340	@, L	Comtech Telecommunications	410,662
64,448		Fairpoint Communications, Inc.	558,764
109,299	@, L	Harmonic, Inc.	923,577
60,550	@, L	Netgear, Inc.	908,250
122,800	@, L	Network Equipment Technologies, Inc.	419,976
72,590	@, L	Novatel Wireless, Inc.	439,895
10	@, L	Symmetricom, Inc.	50
25,383	@	Tollgrade Communications, Inc.	106,609
			8,244,768
		Textiles: 0.7%
58,706		G&K Services, Inc.	1,940,233
26,750		Unifirst Corp.	1,152,658
			3,092,891
		Toys/Games/Hobbies: 0.5%
30,672	@, L	Jakks Pacific, Inc.	764,040
65,500	@	RC2 Corp.	1,310,000
			2,074,040
		Transportation: 1.6%
42,980	L	Arkansas Best Corp.	1,447,996
13,370	L	Forward Air Corp.	364,065
22,142	@	HUB Group, Inc.	833,646
73,900	@	Kirby Corp.	2,803,766
23,120		Landstar System, Inc.	1,018,667
15,980	@	Old Dominion Freight Line	452,873
			6,921,013
		Total Common Stock
		(Cost $443,372,068)	403,965,536

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
REAL ESTATE INVESTMENT TRUSTS: 4.6%
		Apartments: 0.3%
20,280	L	Home Properties, Inc.	$1,175,226
			1,175,226
		Diversified: 1.3%
45,370	L	Colonial Properties Trust	847,965
40,510		Entertainment Properties Trust	2,216,707
119,370		Lexington Corporate Properties Trust	2,055,551
4,200		PS Business Parks, Inc.	241,920
			5,362,143
		Health Care: 0.4%
48,580	L	Medical Properties Trust, Inc.	551,383
43,330		Senior Housing Properties Trust	1,032,554
			1,583,937
		Hotels: 0.6%
144,900	L	DiamondRock Hospitality Co.	1,318,590
62,900		LaSalle Hotel Properties	1,466,828
			2,785,418
		Office Property: 0.8%
56,110		BioMed Realty Trust, Inc.	1,484,110
4,630		Kilroy Realty Corp.	221,268
40,410	L	Parkway Properties, Inc.	1,529,923
			3,235,301
		Regional Malls: 0.3%
76,460	L	Pennsylvania Real Estate Investment Trust	1,441,271
			1,441,271
		Shopping Centers: 0.3%
70,400	L	Cedar Shopping Centers, Inc.	930,688
37,900		Kite Realty Group Trust	416,900
			1,347,588
		Single Tenant: 0.4%
69,870	L	National Retail Properties, Inc.	1,673,387
			1,673,387
		Storage: 0.2%
67,150		Extra Space Storage, Inc.	1,031,424
			1,031,424
		Total Real Estate Investment Trusts
		(Cost $20,362,527)	19,635,695
		Total Long-Term Investments
		(Cost $463,734,595)	423,601,231
SHORT-TERM INVESTMENTS: 31.9%
		Affiliated Mutual Fund: 0.4%
1,850,000		ING Institutional Prime Money Market Fund - Class I	1,850,000
		Total Mutual Fund
		(Cost $1,850,000)	1,850,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$2,089,000		Goldman Sachs Repurchase Agreement dated 09/30/08, 1.000%, due 10/01/08, $2,089,058 to be received upon repurchase (Collateralized by $2,016,000 Federal National Mortgage Association, 4.625%, Market Value plus accrued interest $2,131,815, due 10/15/14)		$2,089,000
		Total Repurchase Agreement
		(Cost $2,089,000)		2,089,000

		Securities Lending Collateral(cc): 31.0%
134,064,226		Bank of New York Mellon Corp. Institutional Cash Reserves		132,813,618
		Total Securities Lending Collateral
		(Cost $134,064,226)		132,813,618
		Total Short-Term Investments
		(Cost $138,003,226)		136,752,618
		Total Investments in Securities
		(Cost $601,737,821)*	130.7%	$560,353,849
		Other Assets and Liabilities - Net	(30.7)	(131,572,305)
		Net Assets	100.0%	$428,781,544

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.

	*	Cost for federal income tax purposes is $616,623,764.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$6,112,051
		Gross Unrealized Depreciation		(62,381,966)
		Net Unrealized Depreciation		$(56,269,915)

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$558,264,849	$(218,773)
Level 2- Other Significant Observable Inputs	2,089,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$560,353,849	$(218,773)

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING VP Index Plus SmallCap Portfolio	as of September 30, 2008 (Unaudited) (continued)

ING VP Index Plus SmallCap Portfolio Open Futures Contracts on September 30, 2008

	Number of		Unrealized
Contract Description	Contracts	Expiration Date	Depreciation
Long Contracts
Russell 2000	21	12/18/08	$(218,773)
			$(218,773)

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 92.5%
		Advertising: 0.6%
181,340	@, L	inVentiv Health, Inc.	$3,202,464
			3,202,464
		Aerospace/Defense: 2.0%
15,400		DRS Technologies, Inc.	1,181,950
141,338	@	Moog, Inc.	6,060,573
76,800	@	Teledyne Technologies, Inc.	4,389,888
			11,632,411
		Apparel: 0.6%
145,222	@, L	Gildan Activewear, Inc.	3,308,157
			3,308,157
		Auto Parts & Equipment: 1.1%
249,700	L	ArvinMeritor, Inc.	3,256,088
198,300	L	Cooper Tire & Rubber Co.	1,705,380
302,100	@	Dana Holding Corp.	1,462,164
			6,423,632
		Banks: 6.0%
429,814	L	Bank Mutual Corp.	4,878,389
198,240	L	Colonial BancGroup, Inc.	1,558,166
97,251		First Midwest Bancorp., Inc.	2,357,364
178,250		FirstMerit Corp.	3,743,250
66,400	L	Hancock Holding Co.	3,386,400
89,000	L	Old National Bancorp.	1,781,780
49,100	L	PrivateBancorp, Inc.	2,045,506
76,000	L	Prosperity Bancshares, Inc.	2,583,240
117,650	@, L	Signature Bank	4,103,632
56,800	@, L	SVB Financial Group	3,289,856
178,344	@, L	Texas Capital Bancshares, Inc.	3,702,421
27,600		UMB Financial Corp.	1,490,690
			34,920,694
		Biotechnology: 2.7%
69,489	@	Bio-Rad Laboratories, Inc.	6,887,750
48,760	@, L	OSI Pharmaceuticals, Inc.	2,403,380
199,211	@, L	RTI Biologics, Inc.	1,862,623
38,600	@, L	United Therapeutics Corp.	4,059,562
86,700	@	Vical, Inc.	189,873
			15,403,188
		Chemicals: 2.6%
169,900		Albemarle Corp.	5,239,716
83,100		Cytec Industries, Inc.	3,233,421
104,600	L	HB Fuller Co.	2,183,002
186,700		Hercules, Inc.	3,694,793
48,400		RPM International, Inc.	936,056
			15,286,988
		Commercial Services: 4.9%
126,337	L	Arbitron, Inc.	5,646,001
107,500	@, L	Bankrate, Inc.	4,182,825
131,727	@, L	Dollar Financial Corp.	2,027,279
38,913	@, L	FTI Consulting, Inc.	2,811,075
257,200	@, L	Geo Group, Inc.	5,198,012
154,300	@, L	TrueBlue, Inc.	2,493,488
122,410		Watson Wyatt Worldwide, Inc.	6,087,449
			28,446,129
		Computers: 3.3%
138,000	@, L	CACI International, Inc.	6,913,800
472,600	@, L	Mentor Graphics Corp.	5,364,010
211,300	@	Micros Systems, Inc.	5,633,258
101,700	@, L	Xyratex Ltd.	1,131,921
			19,042,989
		Distribution/Wholesale: 1.3%
42,500	L	Owens & Minor, Inc.	2,061,250
179,697	@	Tech Data Corp.	5,363,955
			7,425,205
		Diversified Financial Services: 2.1%
62,900	@, L	Interactive Brokers Group, Inc.	1,394,493
88,800		Lazard Ltd.	3,797,088
210,800		OptionsXpress Holdings, Inc.	4,093,736
55,200	@, L	Stifel Financial Corp.	2,754,480
			12,039,797
		Electric: 2.5%
184,300	L	Cleco Corp.	4,653,575
123,618		Idacorp, Inc.	3,596,048
272,100		Portland General Electric Co.	6,437,885
			14,687,508
		Electrical Components & Equipment: 1.8%
198,367	@, L	Advanced Energy Industries, Inc.	2,713,661
35,700	@, L	Energy Conversion Devices, Inc.	2,079,525

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Electrical Components & Equipment (continued)
240,400	@, L	Greatbatch, Inc.	$5,899,416
			10,692,602
		Electronics: 4.4%
139,100	@, L	FEI Co.	3,311,971
89,500	@	Orbotech Ltd.	715,105
224,800	@	Plexus Corp.	4,653,360
206,300		Technitrol, Inc.	3,051,177
91,900	@	Thomas & Betts Corp.	3,590,533
149,400	@, L	Varian, Inc.	6,409,260
133,800	L	Watts Water Technologies, Inc.	3,659,430
			25,390,836
		Environmental Control: 1.0%
166,000	@, L	Waste Connections, Inc.	5,693,800
			5,693,800
		Food: 1.5%
174,700		Flowers Foods, Inc.	5,129,192
56,900	@	Ralcorp Holdings, Inc.	3,835,629
			8,964,821
		Gas: 3.1%
135,900		New Jersey Resources Corp.	4,877,451
229,200		Vectren Corp.	6,383,220
203,668		WGL Holdings, Inc.	6,609,027
			17,869,698
		Hand/Machine Tools: 0.8%
107,800		Regal-Beloit Corp.	4,583,656
			4,583,656
		Healthcare - Products: 2.4%
220,444	L	Meridian Bioscience, Inc.	6,401,694
202,690	@	Micrus Endovascular Corp.	2,827,526
164,199	@, L	Orthofix International NV	3,059,027
331,987	@, L	Spectranetics Corp.	1,537,100
			13,825,347
		Healthcare - Services: 2.6%
83,600	@	Magellan Health Services, Inc.	3,432,616
254,200	@, L	Nighthawk Radiology Holdings, Inc.	1,835,324
121,300	@, L	Psychiatric Solutions, Inc.	4,603,335
97,700		Universal Health Services, Inc.	5,474,131
			15,345,406
		Household Products/Wares: 0.3%
73,300	@, L	Jarden Corp.	1,718,885
			1,718,885
		Housewares: 0.2%
23,900		Toro Co.	987,070
			987,070
		Insurance: 3.6%
174,604		Aspen Insurance Holdings Ltd.	4,801,610
110,300		Brown & Brown, Inc.	2,384,686
156,500	L	Fidelity National Title Group, Inc.	2,300,550
83,100	L	Hanover Insurance Group, Inc.	3,782,712
68,618	@, L	ProAssurance Corp.	3,842,608
64,829	L	Reinsurance Group of America, Inc. - Class A	3,500,766
			20,612,932
		Investment Companies: 0.6%
216,600	L	Apollo Investment Corp.	3,693,030
			3,693,030
		Machinery - Diversified: 2.4%
107,627	@	Gardner Denver, Inc.	3,736,809
59,900	L	Nordson Corp.	2,941,689
58,900	L	Tennant Co.	2,017,914
100,721		Wabtec Corp.	5,159,937
			13,856,349
		Media: 0.2%
252,014	L	Entercom Communications Corp.	1,265,110
			1,265,110
		Metal Fabricate/Hardware: 0.5%
185,500		Commercial Metals Co.	3,133,095
			3,133,095
		Mining: 0.1%
39,600	@, L	RTI International Metals, Inc.	774,576
			774,576
		Miscellaneous Manufacturing: 0.7%
198,190	L	Barnes Group, Inc.	4,007,402
			4,007,402
		Oil & Gas: 3.7%
67,300	@, L	Bill Barrett Corp.	2,161,003
125,500	@, L	Carrizo Oil & Gas, Inc.	4,551,885
49,600	@, L	Comstock Resources, Inc.	2,482,480
260,000	@, L	EXCO Resources, Inc.	4,243,200
99,400	@, L	McMoRan Exploration Co.	2,349,816
239,386	@, L	Parallel Petroleum Corp.	2,255,016
70,000	@	Unit Corp.	3,487,400
			21,530,800

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Oil & Gas Services: 2.6%
218,900	@, L	Cal Dive International, Inc.	$2,320,340
50,900	L	Core Laboratories NV	5,157,188
82,800	@, L	Dril-Quip, Inc.	3,592,692
282,800	@	Tetra Technologies, Inc.	3,916,780
			14,987,000
		Packaging & Containers: 2.5%
159,300	@	Crown Holdings, Inc.	3,538,053
89,200	@	Owens-Illinois, Inc.	2,622,480
82,629	@	Pactiv Corp.	2,051,678
121,800	L	Silgan Holdings, Inc.	6,222,762
			14,434,973
		Pharmaceuticals: 3.2%
369,300	@, L	Akorn, Inc.	1,894,509
78,600	@, L	BioMarin Pharmaceuticals, Inc.	2,082,114
170,530	@, L	KV Pharmaceutical Co.	3,872,736
246,300	@, L	Mylan Laboratories	2,812,746
110,200		Omnicare, Inc.	3,170,454
47,800	@, L	Onyx Pharmaceuticals, Inc.	1,729,404
55,900		Perrigo Co.	2,149,914
57,400	@, L	Savient Pharmaceuticals, Inc.	855,834
			18,567,711
		Retail: 5.8%
70,000		Cash America International, Inc.	2,522,800
143,186	@, L	Gymboree Corp.	5,083,103
231,200	@	Jack in the Box, Inc.	4,878,320
229,453	@, L	Jo-Ann Stores, Inc.	4,813,924
35,481	@, L	JoS. A Bank Clothiers, Inc.	1,192,162
35,000		Longs Drug Stores Corp.	2,647,400
197,300	@, L	Papa John’s International, Inc.	5,358,668
120,500		Regis Corp.	3,313,750
272,650		Stage Stores, Inc.	3,724,399
			33,534,526
		Savings & Loans: 2.1%
220,590		First Niagara Financial Group, Inc.	3,474,293
331,768		NewAlliance Bancshares, Inc.	4,986,473
364,900		Westfield Financial, Inc.	3,758,470
			12,219,236
		Semiconductors: 4.3%
387,000	@	Emulex Corp.	4,129,290
692,700	@, L	Entegris, Inc.	3,352,668
55,299	@	Fairchild Semiconductor International, Inc.	491,608
225,000	@, L	Formfactor, Inc.	3,919,500
186,700	L	Micrel, Inc.	1,693,369
121,300	@, L	MKS Instruments, Inc.	2,415,083
539,900	@, L	ON Semiconductor Corp.	3,649,724
318,432	@	Verigy Ltd.	5,184,073
			24,835,315
		Software: 5.7%
154,192	@	Ansys, Inc.	5,839,251
404,600	@, L	Epicor Software Corp.	3,192,294
347,200	@	Informatica Corp.	4,510,128
185,228	@	JDA Software Group, Inc.	2,817,318
135,000	@	MSCI, Inc. - Class A	3,240,000
179,800	@	Parametric Technology Corp.	3,308,320
135,000	@, L	Progress Software Corp.	3,508,650
151,100	@	Solera Holdings, Inc.	4,339,592
170,750	@, L	THQ, Inc.	2,055,830
			32,811,383
		Telecommunications: 4.9%
401,100	@, L	ADC Telecommunications, Inc.	3,389,295
154,400	L	Adtran, Inc.	3,009,256
457,560	L	Alaska Communications Systems Group, Inc.	5,595,959
133,800	@, L	CommScope, Inc.	4,634,832
262,000	@	Foundry Networks, Inc.	4,771,020
66,300		Otelco, Inc.	877,812
213,128	@, L	RCN Corp.	2,612,949
142,200	@, L	SBA Communications Corp.	3,678,714
			28,569,837
		Transportation: 1.8%
55,500	@	Atlas Air Worldwide Holdings, Inc.	2,237,205
252,500	L	Heartland Express, Inc.	3,918,800
49,100	@	HUB Group, Inc.	1,848,615
65,200	@	Kirby Corp.	2,473,688
			10,478,308
		Total Common Stock
		(Cost $575,914,764)	536,202,866
REAL ESTATE INVESTMENT TRUSTS: 4.0%
		Apartments: 0.9%
87,341	L	Home Properties, Inc.	5,061,411
			5,061,411

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Diversified: 0.5%
82,400	L	Washington Real Estate Investment Trust	$3,018,312
			3,018,312
		Health Care: 0.8%
183,700	L	Senior Housing Properties Trust	4,377,571
			4,377,571
		Hotels: 0.4%
105,000		LaSalle Hotel Properties	2,448,600
			2,448,600
		Mortgage: 0.5%
128,000	L	Hatteras Financial Corp.	2,969,600
			2,969,600
		Office Property: 0.9%
204,800		BioMed Realty Trust, Inc.	5,416,960
			5,416,960
		Total Real Estate Investment Trusts
		(Cost $22,379,288)	23,292,454
EXCHANGE-TRADED FUNDS: 2.0%
		Exchange-Traded Funds: 2.0%
163,825	L	iShares Russell 2000 Index Fund	11,203,992
		Total Exchange-Traded Funds
		(Cost $11,637,073)	11,203,992
		Total Long-Term Investments
		(Cost $609,931,125)	570,699,312
SHORT-TERM INVESTMENTS: 29.8%
		Affiliated Mutual Fund: 2.3%
13,325,000		ING Institutional Prime Money Market Fund - Class I	13,325,000
		Total Mutual Fund
		(Cost $13,325,000)	13,325,000

Principal Amount				Value
		Repurchase Agreement: 0.5%
$2,793,000		Morgan Stanley Repurchase Agreement dated 09/30/08, 1.500%, due 10/01/08, $2,793,116 to be received upon repurchase (Collateralized by $2,875,000 Federal National Mortgage Association, 2.375%, Market Value plus accrued interest $2,877,203, due 05/20/10)		$2,793,000
		Total Repurchase Agreement
		(Cost $2,793,000)		2,793,000
		Securities Lending Collateral(cc): 27.0%
158,153,034		Bank of New York Mellon Corp. Institutional Cash Reserves		156,661,781
		Total Securities Lending Collateral
		(Cost $158,153,034)		156,661,781
		Total Short-Term Investments
		(Cost $174,271,034)		172,779,781
		Total Investments in Securities
		(Cost $784,202,159)*	128.3%	$743,479,093
		Other Assets and Liabilities - Net	(28.3)	(163,975,857)
		Net Assets	100.0%	$579,503,236

	@	Non-income producing security
	cc	Securities purchased with cash collateral for securities loaned.
	L	Loaned security, a portion or all of the security is on loan at September 30, 2008.

	*	Cost for federal income tax purposes is $791,922,849.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$17,161,340
		Gross Unrealized Depreciation		(65,605,096)
		Net Unrealized Depreciation		$(48,443,756)

PORTFOLIO OF INVESTMENTS
ING VP Small Company Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$740,686,093	$—
Level 2- Other Significant Observable Inputs	2,793,000	—
Level 3- Significant Unobservable Inputs	—	—
Total	$743,479,093	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2008 (Unaudited)

Shares			Value
COMMON STOCK: 93.6%
		Australia: 6.8%
41,615		Alumina Ltd.	$104,926
67,435		AMP Ltd.	383,449
4,596		ASX Ltd.	113,296
72,341		Australia & New Zealand Banking Group Ltd.	1,117,615
38,672		AXA Asia Pacific Holdings Ltd.	159,124
22,672		BlueScope Steel Ltd.	133,620
33,404		Brambles Ltd.	208,430
20,117		Coca-Cola Amatil Ltd.	134,317
47,372		Commonwealth Bank of Australia	1,669,565
54,600		Foster’s Group Ltd.	243,942
75,801		Insurance Australia Group	251,605
57,245		John Fairfax Holdings Ltd.	122,656
21,784		Lion Nathan Ltd.	163,094
58,558		Macquarie Airports Management Ltd.	128,740
9,491		Macquarie Group Ltd.	292,241
33,881		Minara Resources Ltd.	44,151
61,931		National Australia Bank Ltd.	1,249,921
5,872		Orica Ltd.	99,168
44,187		Publishing & Broadcasting Ltd.	88,255
78,846		Qantas Airways Ltd.	201,009
19,555		QBE Insurance Group Ltd.	421,725
4,735		Sims Group Ltd.	114,723
11,018		Sonic Healthcare Ltd.	117,203
17,214		St. George Bank Ltd.	406,296
37,067		Suncorp-Metway Ltd.	281,740
26,977		TABCORP Holdings Ltd.	177,231
64,120		Tattersall’s Ltd.	123,637
381,875		Telstra Corp., Ltd.	1,281,177
17,882		Toll Holdings Ltd.	101,294
35,275	@	Transurban Group	161,664
20,424		Wesfarmers Ltd.	474,976
70,813		Westpac Banking Corp.	1,255,133
23,806		Woolworths Ltd.	524,399
			12,350,322
		Austria: 0.1%
7,436		Telekom Austria AG	130,835
			130,835
		Belgium: 1.0%
10,437		Belgacom SA	393,227
24,699		Dexia	269,797
11,005		InBev NV	654,737
6,669		KBC Groep NV	580,145
			1,897,906
		Brazil: 0.8%
6,840		AES Tiete SA	50,647
27,634		BM&F BOVESPA SA	121,695
5,200		Cia de Concessoes Rodoviarias	67,661
3,738		Cia Energetica de Minas Gerais	61,937
15,500		CPFL Energia SA	291,526
9,900		Natura Cosmeticos SA	97,340
5,800		Souza Cruz SA	137,190
14,100		Telecomunicacoes de Sao Paulo SA	287,498
17,300		Tractebel Energia SA	182,737
17,800		Uniao de Bancos Brasileiros SA	177,729
			1,475,960
		Canada: 2.1%
9,600		Bank of Montreal	414,489
12,050		Bank of Nova Scotia	543,481
10,750		BCE, Inc.	370,707
7,200		Canadian Imperial Bank of Commerce	413,226
10,650		Great-West Lifeco, Inc.	314,221
4,500		IGM Financial, Inc.	162,410
3,250		National Bank of Canada	148,567
8,700		Power Financial Corp.	271,893
17,250		Royal Bank of Canada	818,534
2,400		TELUS Corp.	87,656
7,650		TransCanada Corp.	274,372
			3,819,556
		Chile: 0.2%
2,495,791		Banco de Chile	164,925
4,428,989		Banco Santander Chile SA	174,802
			339,727
		China: 0.2%
332,000		PetroChina Co., Ltd.	344,648
			344,648

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares		Value
	Czech Republic: 0.3%
1,000	Komercni Banka A/S	$225,951
10,600	Telefonica O2 Czech Republic A/S	250,231
		476,182
	Denmark: 0.3%
1,200	D/S Norden	57,780
13,050	Danske Bank A/S	314,212
2,800	TrygVesta A/S	180,033
		552,025
	Finland: 0.6%
3,985	Metso OYJ	97,737
3,774	Neste Oil OYJ	78,707
5,591	Outokumpu OYJ	89,077
2,799	Rautaruukki OYJ	55,938
16,586	Sampo OYJ	377,361
10,774	Sanoma-WSOY OYJ	203,740
9,526	UPM-Kymmene OYJ	148,628
2,677	Wartsila OYJ	112,778
		1,163,966
	France: 11.7%
4,681	Accor SA	249,995
12,445	Air France-KLM	284,934
58,655	AXA SA	1,920,029
23,854	BNP Paribas	2,277,037
4,181	Bouygues SA	189,401
1,798	Casino Guichard Perrachon SA	160,434
9,223	Cie de Saint-Gobain	477,090
2,381	CNP Assurances	268,934
2,360	Compagnie Generale des Etablissements Michelin	152,862
74,354	Credit Agricole SA	1,432,043
4,880	Etablissements Maurel et Prom	77,980
1,984	Euler Hermes SA	139,694
88,795	France Telecom SA	2,490,659
29,385	Gaz de France	1,528,789
3,289	Lafarge SA	346,292
5,062	Legrand SA	114,166
66,015	Natixis	221,065
4,859	Nexity	77,871
16,703	PagesJaunes Groupe SA	233,084
4,525	Peugeot SA	170,303
2,854	PPR	255,369
9,392	Renault SA	598,545
31,041	Sanofi-Aventis	2,040,802
5,484	Schneider Electric SA	470,935
6,135	Scor SA	119,294
9,693	Societe Television Francaise (T.F.1)	171,718
45,384	Total SA	2,757,068
887	Vallourec	191,395
6,277	Veolia Environnement	258,242
6,916	Vinci SA	325,854
32,829	Vivendi	1,029,210
		21,031,094
	Germany: 4.3%
7,487	Allianz AG	1,031,570
16,393	BASF AG	791,285
11,338	Commerzbank AG	174,698
15,490	DaimlerChrysler AG	782,158
13,725	Deutsche Bank AG	996,610
11,017	Deutsche Lufthansa AG	216,924
21,935	Deutsche Post AG	460,139
125,011	Deutsche Telekom AG	1,899,448
3,385	Hannover Rueckversicheru - Reg	121,861
3,625	Muenchener Rueckversicherungs AG	548,562
7,799	RWE AG	748,486
		7,771,741
	Greece: 0.5%
6,810	Alpha Bank AE	148,261
7,327	EFG Eurobank Ergasias SA	133,557
7,883	Hellenic Telecommunications Organization SA	141,696
10,523	OPAP SA	322,993
5,568	Piraeus Bank SA	115,936
		862,443
	Hong Kong: 1.2%
39,200	Bank of East Asia Ltd.	123,395
212,500	BOC Hong Kong Holdings Ltd.	379,901
75,000	Cathay Pacific Airways Ltd.	127,927
37,000	Citic Pacific Ltd.	108,156
42,000	CLP Holdings Ltd.	338,803
31,400	Hang Seng Bank Ltd.	593,589
11,500	Hong Kong Exchanges and Clearing Ltd.	141,639
43,000	HongKong Electric Holdings	270,082
		2,083,492

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Hungary: 0.1%
26,229		Magyar Telekom Telecommunications PLC	$123,023
			123,023
		Indonesia: 0.3%
570,000		International Nickel Indonesia Tbk PT	182,635
268,000		Telekomunikasi Indonesia Tbk PT	200,177
178,500		Unilever Indonesia Tbk PT	141,063
			523,875
		Ireland: 0.3%
27,539		Allied Irish Banks PLC	226,384
36,239		Bank of Ireland - London Exchange	206,198
8,735		Irish Life & Permanent PLC	61,192
			493,774
		Israel: 0.1%
32,789		Bank Leumi Le-Israel BM	118,975
63,179		Bezeq Israeli Telecommunication Corp., Ltd.	111,978
			230,953
		Italy: 6.1%
21,313		Alleanza Assicurazioni SpA	195,910
16,149		Assicurazioni Generali S.p.A.	536,099
256,030		Banca Monte dei Paschi di Siena S.p.A.	637,215
9,501		Banca Popolare di Milano Scrl	80,747
11,724		Banche Popolari Unite Scpa	256,834
178,530		Enel S.p.A.	1,490,309
80,708		ENI S.p.A.	2,139,246
407,753		Intesa Sanpaolo S.p.A.	2,242,465
29,334		Intesa Sanpaolo S.p.A.- RNC	139,945
45,926		Mediaset S.p.A.	291,672
14,123		Mediobanca S.p.A.	191,689
53,780		Parmalat S.p.A	126,944
39,750		Snam Rete Gas S.p.A.	240,222
400,901		Telecom Italia S.p.A.	596,650
320,319		Telecom Italia S.p.A. RNC	363,096
59,585		Terna S.p.A	219,063
321,053		UniCredito Italiano S.p.A.	1,200,525
54,603		Unipol S.p.A.	117,169
			11,065,800
		Japan: 0.3%
4,100		Eisai Co., Ltd.	160,105
69,500		Nissan Motor Co., Ltd.	469,944
			630,049
		Malaysia: 0.5%
102,400		Malayan Banking BHD	205,246
45,800		MISC Bhd	115,591
81,600		Public Bank BHD	238,396
176,000		Telekom Malaysia BHD	168,982
72,600		Tenaga Nasional BHD	144,817
			873,032
		Mexico: 0.2%
33,700		Embotelladoras Arca SAB de CV	100,146
153,411		Grupo Mexico SA de CV	161,315
38,800		Grupo Modelo SA	164,971
			426,432
		Netherlands: 3.3%
37,282		Aegon NV	329,845
4,123		Akzo Nobel NV	197,940
52,628	**	ING Groep NV	1,128,225
6,334		Koninklijke BAM Groep NV	82,094
11,592		Reed Elsevier NV	171,967
52,071		Royal Dutch Shell PLC - Class A	1,503,826
40,913		Royal Dutch Shell PLC - Class B	1,149,356
38,366		Royal KPN NV	554,078
6,859		SNS Reaal	78,277
26,907		Unilever NV	757,400
			5,953,008
		New Zealand: 0.2%
33,235		Fletcher Building Ltd.	150,144
94,263		Telecom Corp. of New Zealand Ltd.	174,375
			324,519
		Norway: 0.2%
2,680		Aker ASA	82,339
38,250		DnB NOR ASA	296,736
			379,075
		Philippines: 0.1%
3,600		Philippine Long Distance Telephone Co.	207,239
			207,239
		Poland: 0.6%
3,023		Bank Handlowy w Warszawie	80,188
4,223		Bank Pekao SA	304,818
6,854		KGHM Polska Miedz SA	145,178
99,769		Polish Oil & Gas	137,594

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares			Value
		Poland (continued)
34,601		Telekomunikacja Polska SA	$330,039
			997,817
		Portugal: 0.2%
31,923		Portugal Telecom SGPS SA	321,021
			321,021
		Russia: 0.1%
24,350		Surgutneftegaz ADR	129,325
			129,325
		Singapore: 1.0%
26,000		DBS Group Holdings Ltd.	309,848
30,000		Singapore Airlines Ltd.	301,377
24,000		Singapore Exchange Ltd.	104,548
331,000		Singapore Telecommunications Ltd.	756,578
28,000		United Overseas Bank Ltd.	334,735
			1,807,086
		South Africa: 0.8%
14,494		ABSA Group Ltd.	188,961
3,294		Anglo Platinum Ltd.	300,371
116,523		FirstRand Ltd.	239,935
12,541		Nedcor Ltd.	158,793
86,825		Sanlam Ltd.	184,466
25,306		Standard Bank Group Ltd.	290,867
10,689		Telkom SA Ltd.	136,766
			1,500,159
		South Korea: 0.5%
4,829		Kookmin Bank	218,054
10,210		Korea Exchange Bank	94,823
6,400		KT Corp.	220,992
1,522		SK Telecom Co., Ltd.	260,526
3,035		S-Oil Corp.	174,817
			969,212
		Spain: 3.9%
6,574		ACS Actividades de Construccion y Servicios SA	266,145
84,142		Banco Bilbao Vizcaya Argentaria SA	1,360,634
23,598		Banco Espanol de Credito SA (Banesto)	315,601
25,389		Banco Popular Espanol SA	302,420
122,910		Banco Santander Central Hispano SA	1,842,947
34,161		Corp. Mapfre SA	149,331
1,987		Fomento de Construcciones y Contratas SA	89,764
17,305		Gestevision Telecinco SA	176,860
19,341		Repsol YPF SA	573,187
73,714		Telefonica SA	1,752,735
10,278		Union Fenosa SA	251,275
			7,080,899
		Sweden: 2.0%
12,000		Hennes & Mauritz AB	491,350
56,100		Nordea Bank AB	669,775
18,200		Sandvik AB	192,814
14,000		Scania AB	170,724
11,100		Scania AB - B Shares	136,710
7,450		Skandinaviska Enskilda Banken AB	116,199
12,000		Skanska AB	136,586
10,200		SKF AB - B Shares	130,309
11,700		Svenska Cellulosa AB - B Shares	123,942
13,300		Svenska Handelsbanken AB	297,870
8,466		Swedbank AB	110,680
60,100		TeliaSonera AB	341,549
31,400		Volvo AB - A Shares	266,490
39,100		Volvo AB - B Shares	353,252
			3,538,250
		Switzerland: 1.4%
23,010		Credit Suisse Group	1,074,612
7,215		Swiss Reinsurance	400,472
904		Swisscom AG	269,407
2,950		Zurich Financial Services AG	816,916
			2,561,407
		Taiwan: 2.4%
116,200		Chi Mei Optoelectronics Corp.	76,510
339,950		China Steel Corp.	339,766
184,000	@	Chunghwa Telecom Co., Ltd.	432,848
259,160		Compal Electronics, Inc.	189,831
39,580		Delta Electronics, Inc.	103,678
121,159		Far EasTone Telecommunications Co., Ltd.	155,282
203,000		Formosa Chemicals & Fibre Co.	352,285
204,000		Formosa Petrochemical Corp.	474,157
123,000		Formosa Plastics Corp.	199,815
20,150		MediaTek, Inc.	208,943
309,000		Mega Financial Holdings Co., Ltd.	141,694
256,000		Nan Ya Plastics Corp.	379,336
24,000		Nan Ya Printed Circuit Board Corp.	72,809
70,560		Siliconware Precision Industries Co.	80,242
99,000		Taiwan Mobile Co., Ltd.	158,684

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares		Value
	Taiwan (continued)
528,021	Taiwan Semiconductor Manufacturing Co., Ltd.	$885,508
48,000	U-Ming Marine Transport Corp.	69,181
		4,320,569
	Thailand: 0.6%
96,700	Advanced Info Service PCL	232,398
57,300	PTT Chemical PCL	98,151
55,100	PTT PLC	375,420
46,100	Siam Cement PCL	175,534
94,500	Thai Oil PCL	117,373
		998,876
	Turkey: 0.5%
30,641	Akbank TAS	156,868
20,525	Ford Otomotiv Sanayi A/S	111,052
13,380	Tupras Turkiye Petrol Rafine	244,082
47,314	Turkiye Halk Bankasi	210,883
40,376	Turkiye Is Bankasi	167,446
		890,331
	United Kingdom: 13.7%
25,961	Alliance & Leicester PLC	126,571
26,907	AstraZeneca PLC	1,177,431
58,173	Aviva PLC	506,000
300,110	Barclays PLC	1,783,076
321,063	BP PLC	2,673,893
29,616	British American Tobacco PLC	966,877
14,977	British Energy Group PLC	203,518
232,993	BT Group PLC	675,455
35,059	Cable & Wireless PLC	104,113
15,884	Cadbury PLC	159,693
6,124	Carnival PLC	182,525
68,572	Centrica PLC	385,836
40,814	Diageo PLC	696,262
106,920	GlaxoSmithKline PLC	2,316,163
38,117	Home Retail Group	160,635
268,055	HSBC Holdings PLC	4,336,630
15,138	Imperial Tobacco Group PLC	485,939
13,475	Inmarsat PLC	117,805
23,129	J Sainsbury PLC	145,055
114,856	Kingfisher PLC	273,810
206,400	Legal & General Group PLC	372,495
244,787	Lloyds TSB Group PLC	983,621
53,082	LogicaCMG PLC	103,856
25,100	Man Group PLC	153,382
40,317	Marks & Spencer Group PLC	147,264
52,750	National Grid PLC	669,558
123,739	Old Mutual PLC	173,199
27,710	Pearson PLC	300,202
25,954	Persimmon PLC	188,846
75,576	Rentokil Initial PLC	93,767
59,804	Royal & Sun Alliance Insurance Group	159,894
16,035	Scottish & Southern Energy PLC	408,021
9,185	Smiths Group PLC	166,554
29,835	Standard Life PLC	130,065
9,432	Tate & Lyle PLC	64,797
25,684	TUI Travel PLC	99,313
24,166	Unilever PLC	657,091
1,116,367	Vodafone Group PLC	2,465,407
		24,814,619
	United States: 24.1%
9,350	Allied Capital Corp.	100,980
105,100	Altria Group, Inc.	2,085,184
6,600	Ameren Corp.	257,598
5,450	American Capital Ltd.	139,030
7,500	American Electric Power Co., Inc.	277,725
92,100	AT&T, Inc.	2,571,432
146,730	Bank of America Corp.	5,135,550
1,347	Bank of Austria - Escrow	—
14,450	BB&T Corp.	546,210
37,200	Bristol-Myers Squibb Co.	775,620
7,850	CBS Corp. - Class B	114,453
7,200	Centerpoint Energy, Inc.	104,904
3,200	Cincinnati Financial Corp.	91,008
160,650	Citigroup, Inc.	3,294,932
4,450	Comerica, Inc.	145,916
9,650	Consolidated Edison, Inc.	414,564
5,450	Dominion Resources, Inc.	233,151
17,800	Dow Chemical Co.	565,684
4,450	DTE Energy Co.	178,534
26,650	Duke Energy Corp.	464,510
14,850	EI Du Pont de Nemours & Co.	598,455
16,200	Eli Lilly & Co.	713,286
2,800	Embarq Corp.	113,540
8,350	Fidelity National Title Group, Inc.	122,745

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares		Value
	United States (continued)
29,650	Fifth Third Bancorp.	$352,835
15,100	Frontier Communications Corp.	173,650
6,250	Gannett Co., Inc.	105,688
158,450	General Electric Co.	4,040,475
25,100	Home Depot, Inc.	649,839
10,000	Huntington Bancshares, Inc.	79,900
6,150	International Paper Co.	161,007
47,800	JPMorgan Chase & Co.	2,232,260
11,550	Keycorp.	137,907
7,650	Kimberly-Clark Corp.	496,026
24,500	Kraft Foods, Inc.	802,375
11,600	Masco Corp.	208,104
7,300	Mattel, Inc.	131,692
31,700	Merck & Co., Inc.	1,000,452
46,200	National City Corp.	80,850
13,600	New York Community Bancorp., Inc.	228,344
7,500	Newell Rubbermaid, Inc.	129,450
8,750	NiSource, Inc.	129,150
4,600	Paychex, Inc.	151,938
5,300	Pepco Holdings, Inc.	121,423
171,350	Pfizer, Inc.	3,159,694
7,200	PG&E Corp.	269,640
5,300	Pitney Bowes, Inc.	176,278
5,250	PNC Financial Services Group, Inc.	392,175
9,150	Progress Energy, Inc.	394,640
38,450	Regions Financial Corp.	369,120
6,100	Reynolds American, Inc.	296,582
15,500	Southern Co.	584,195
20,550	Southern Copper Corp.	392,094
9,750	SunTrust Bank	438,653
39,200	US Bancorp.	1,411,984
3,200	UST, Inc.	212,928
47,950	Verizon Communications, Inc.	1,538,716
92,150	Wachovia Corp.	322,525
60,650	Wells Fargo & Co.	2,276,195
5,500	Weyerhaeuser Co.	333,190
26,050	Windstream Corp.	284,987
11,550	Xcel Energy, Inc.	230,885
		43,542,857
	Total Common Stock
	(Cost $ 203,855,578)	169,003,104
REAL ESTATE INVESTMENT TRUSTS: 1.8%
	Canada: 0.1%
11,200	RioCan Real Estate Investment Trust	212,687
		212,687
	France: 0.3%
1,323	Fonciere Des Regions	138,154
991	ICADE	80,286
3,635	Klepierre	142,271
965	Societe Immobiliere de Location pour l’Industrie et le Commerce	119,335
		480,046
	United States: 1.4%
5,700	Duke Realty Corp.	140,106
7,100	Equity Residential	315,311
6,350	General Growth Properties, Inc.	95,885
7,050	HCP, Inc.	282,917
5,500	Hospitality Properties Trust	112,860
12,200	Host Hotels & Resorts, Inc.	162,138
6,350	Kimco Realty Corp.	234,569
3,900	Liberty Property Trust	146,835
4,750	Plum Creek Timber Co., Inc.	236,835
4,550	Simon Property Group, Inc.	441,350
3,300	Vornado Realty Trust	300,135
		2,468,941
	Total Real Estate Investment Trusts
	(Cost $ 3,419,334)	3,161,674
EXCHANGE-TRADED FUNDS: 4.2%
	Developed Markets: 2.7%
87,500	iShares MSCI EAFE Index Fund	4,926,250
		4,926,250
	Emerging Markets: 0.5%
26,600	iShares MSCI Emerging Markets Index Fund	918,498
		918,498
	United States: 1.0%
29,500	iShares S&P 500 Value Index Fund	1,765,575
		1,765,575
	Total Exchange-Traded Funds
	(Cost $ 7,766,390)	7,610,323

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Shares				Value
		Total Long-Term Investments
		(Cost $ 215,041,302)		$179,775,101

SHORT-TERM INVESTMENTS: 1.4%
		Affiliated Mutual Fund: 1.4%
2,475,000		ING Institutional Prime Money Market Fund - Class I		2,475,000
		Total Short-Term Investments
		(Cost $ 2,475,000)		2,475,000
		Total Investments in Securities (Cost $ 217,516,302)*	101.0%	$182,250,101
		Other Assets and Liabilities - Net	(1.0)	(1,760,722)
		Net Assets	100.0%	$180,489,379

	@	Non-income producing security
	ADR	American Depositary Receipt
	**	Investment in affiliate

	*	Cost for federal income tax purposes is $219,758,072.
		Net unrealized depreciation consists of:
		Gross Unrealized Appreciation		$2,030,828
		Gross Unrealized Depreciation		(39,538,799)
		Net Unrealized Depreciation		$(37,507,971)

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Percentage of
Industry	Net Assets
Agriculture	2.3%
Airlines	0.6
Apartments	0.2
Auto Manufacturers	1.3
Auto Parts & Equipment	0.1
Banks	27.4
Beverages	1.2
Building Materials	0.7
Chemicals	1.8
Commercial Services	0.4
Computers	0.2
Cosmetics/Personal Care	0.1
Diversified	0.5
Diversified Financial Services	4.4
Electric	4.9
Electrical Components & Equipment	0.4
Electronics	0.1
Engineering & Construction	0.7
Entertainment	0.3
Food	1.9
Forest Products & Paper	0.5
Gas	1.3
Hand/Machine Tools	0.1
Health Care	0.2
Healthcare - Services	0.1
Holding Companies - Diversified	0.1
Home Builders	0.1
Hotels	0.2
Household Products/Wares	0.4
Housewares	0.1
Insurance	6.6
Investment Companies	0.2
Iron/Steel	0.4
Leisure Time	0.1
Lodging	0.1
Machinery - Diversified	0.4
Media	1.7
Metal Fabricate/Hardware	0.2
Mining	0.8
Miscellaneous Manufacturing	2.7
Office Property	0.1
Office/Business Equipment	0.1
Oil & Gas	7.2
Pharmaceuticals	6.3
Pipelines	0.1
Real Estate	0.0
Regional Malls	0.3
Retail	1.1
Savings & Loans	0.1
Semiconductors	0.6
Shopping Centers	0.2
Telecommunications	12.9
Toys/Games/Hobbies	0.1
Transportation	0.4
Water	0.1
Other Long-Term Investments	4.2
Short-Term Investments	1.4
Other Assets and Liabilities - Net	(1.0)
Net Assets	100.0%

PORTFOLIO OF INVESTMENTS
ING WisdomTreeSM Global High-Yielding Equity Index Portfolio	as of September 30, 2008 (Unaudited) (continued)

Fair Value Measurements - Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (“SFAS 157”), “Fair Value Measurements.” This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles (“GAAP”), and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

•                  Level 1 - quoted prices in active markets for identical investments

•                  Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 - significant unobservable inputs (including the Portfolio’s own assumption in determining the fair value of investments)

The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used as of September 30, 2008 in determining the Portfolio’s investments at fair value for purposes of SFAS 157:

	Investments in	Other Financial
	Securities	Instruments*
Level 1- Quoted Prices	$70,135,484	$—
Level 2- Other Significant Observable Inputs	112,114,617	—
Level 3- Significant Unobservable Inputs	—	—
Total	$182,250,101	$—

“Fair value” for purposes of SFAS 157 is different from “fair value” as used in the 1940 Act. The former generally implies market value, and can include market quotations as a source of value, and the latter refers to determinations of actual value in absence of available market quotations.

*Other financial instruments may include forward foreign currency contracts, futures, swaps, and written options. Forward foreign currency contracts and futures are reported at their unrealized gain/loss at period end. Swaps and written options are reported at their market value at period end.

Item 2. Controls and Procedures.

(a)

Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-Q are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-Q and the officer certifications of such Form N-Q.

(b)

There were no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	ING Variable Portfolios, Inc.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Shaun P. Mathews
Shaun P. Mathews
President and Chief Executive Officer
Date:	December 1, 2008
By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer
Date:	December 1, 2008